UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

             51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                     (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2016 is filed herewith.

MainStay Balanced Fund
Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 30.9%†
	Asset-Backed Securities 2.6%
	Auto Floor Plan 0.2%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 1.026%, due 8/15/19 (a)(b)	$950,000	$948,961
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 0.976%, due 6/15/20 (a)	400,000	399,597
			1,348,558
	Automobile 0.2%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.878%, due 1/7/25 (a)(b)	234,994	234,901
	Ford Credit Auto Lease Trust Series 2015-B, Class A3 1.38%, due 12/15/18	300,000	299,795
	Honda Auto Receivables Owner Trust Series 2015-4, Class A3 1.23%, due 9/23/19	300,000	300,145
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	400,000	399,673
	Nissan Auto Receivables Owner Trust Series 2015-C, Class A3 1.37%, due 5/15/20	100,000	100,186
			1,334,700
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.856%, due 8/15/19 (a)	275,000	275,102
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.854%, due 9/10/20 (a)	375,000	375,396
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.856%, due 7/15/21 (a)	600,000	597,879
			1,248,377
	Other ABS 2.0%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.857%, due 7/20/26 (a)(b)	500,000	494,335
	Apidos CLO Series 2013-14A, Class A 1.471%, due 4/15/25 (a)(b)	1,250,000	1,220,175
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.573%, due 7/28/25 (a)(b)	587,000	577,132
	Babson CLO, Ltd. Series 2013-IA, Class A 1.417%, due 4/20/25 (a)(b)	1,300,000	1,275,092
	Carlyle Global Market Strategies CLO, Ltd. Series 2014-2A, Class A 1.791%, due 5/15/25 (a)(b)	800,000	791,632
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 1.816%, due 10/23/26 (a)(b)	588,000	580,203
	CNH Equipment Trust Series 2014-C, Class A3 1.05%, due 11/15/19	300,000	299,181
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class A 1.667%, due 4/18/26 (a)(b)	820,000	806,691
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.801%, due 7/15/26 (a)(b)	600,000	590,556
	Highbridge Loan Management, Ltd Series 6A-2015, Class A 1.754%, due 5/5/27 (a)(b)	600,000	589,612
	Jamestown CLO III, Ltd. Series 2013-3A, Class A1A 1.771%, due 1/15/26 (a)(b)	1,100,000	1,069,695
	Magnetite XII, Ltd. Series 2015-12A, Class A 1.821%, due 4/15/27 (a)(b)	1,100,000	1,091,739
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 1.709%, due 7/15/27 (a)(b)	1,000,000	978,421
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.521%, due 1/15/25 (a)(b)	800,000	782,592
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.774%, due 11/18/26 (a)(b)	1,150,000	1,131,554
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.62%, due 2/20/25 (a)(b)	780,000	769,057
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.491%, due 4/15/25 (a)(b)	800,000	782,544
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (b)	200,000	200,019
	Voya CLO, Ltd. Series 2014-2A, Class A1 1.765%, due 7/17/26 (a)(b)	1,000,000	990,050
			15,020,280
	Total Asset-Backed Securities (Cost $19,172,709)		18,951,915

	Corporate Bonds 14.8%
	Aerospace & Defense 0.0%‡
	BAE Systems PLC 3.50%, due 10/11/16 (b)	350,000	354,837

	Auto Manufacturers 0.9%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,000,000	1,004,911
	3.875%, due 9/15/21 (b)	500,000	520,829
	Ford Motor Credit Co. LLC
	3.157%, due 8/4/20	1,925,000	1,913,906
	3.219%, due 1/9/22	1,825,000	1,779,036
	General Motors Financial Co., Inc.
	3.10%, due 1/15/19	350,000	347,043
	3.20%, due 7/13/20	1,000,000	980,718
			6,546,443
	Banks 3.9%
	Bank of America Corp.
	2.625%, due 10/19/20	1,525,000	1,508,740
	3.30%, due 1/11/23	750,000	738,752
	Bank of America N.A. 2.05%, due 12/7/18	800,000	800,610
	Bank of New York Mellon Corp. (The) 2.60%, due 8/17/20	1,150,000	1,164,711
	Citigroup, Inc. 2.65%, due 10/26/20	1,250,000	1,247,846
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.375%, due 8/4/25	1,150,000	1,170,478
	Discover Bank 3.10%, due 6/4/20	1,210,000	1,215,710
	Goldman Sachs Group, Inc. (The)
	2.75%, due 9/15/20	750,000	749,476
	4.25%, due 10/21/25	1,400,000	1,395,405
	5.375%, due 3/15/20	450,000	493,418
	6.00%, due 6/15/20	175,000	196,428
	HBOS PLC 6.75%, due 5/21/18 (b)	2,250,000	2,458,915
	HSBC Bank USA N.A. 6.00%, due 8/9/17	950,000	1,008,993
	Huntington National Bank (The)
	2.20%, due 11/6/18	675,000	676,157
	2.875%, due 8/20/20	750,000	757,420
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	3,000,000	2,982,141
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	199,293
	3.875%, due 5/4/17	400,000	411,540
¤	Morgan Stanley
	4.35%, due 9/8/26	575,000	577,332
	5.00%, due 11/24/25	875,000	922,695
	5.50%, due 1/26/20	1,130,000	1,241,328
	5.625%, due 9/23/19	600,000	660,865
	Nordea Bank AB 4.25%, due 9/21/22 (b)	2,750,000	2,865,654
	Santander UK PLC 5.00%, due 11/7/23 (b)	905,000	943,744
	Sumitomo Mitsui Trust Bank, Ltd. 1.306%, due 9/16/16 (a)(b)	475,000	474,764
	UBS Group Funding Jersey, Ltd. 4.125%, due 9/24/25 (b)	1,600,000	1,602,726
	Wells Fargo & Co. 4.10%, due 6/3/26	550,000	557,814
			29,022,955
	Beverages 0.3%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	1,250,000	1,257,640
	3.65%, due 2/1/26	900,000	912,138
			2,169,778
	Building Materials 0.2%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,600,000	1,619,618

	Chemicals 0.6%
	Airgas, Inc. 2.375%, due 2/15/20	750,000	750,447
	Albemarle Corp. 3.00%, due 12/1/19	875,000	868,695
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	960,987
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,082,904
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	500,000	468,750
			4,131,783
	Computers 0.1%
	Hewlett-Packard Enterprise Co. 3.60%, due 10/15/20 (b)	725,000	726,869

	Diversified Financial Services 0.1%
	General Electric Capital Corp.
	4.375%, due 9/16/20	151,000	166,072
	6.00%, due 8/7/19	215,000	245,350
			411,422
	Electric 1.3%
	Arizona Public Service Co. 2.20%, due 1/15/20	650,000	654,440
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	351,042
	Electricite de France S.A. 2.35%, due 10/13/20 (b)	2,875,000	2,888,518
	ENGIE S.A. 1.625%, due 10/10/17 (b)	450,000	449,740
¤	Entergy Corp. 4.00%, due 7/15/22	1,025,000	1,073,062
	Exelon Corp. 2.85%, due 6/15/20	825,000	825,900
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	1,850,000	1,898,333
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	228,867
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,161,143
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	321,058
			9,852,103
	Electronics 0.1%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	402,064
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	526,062
			928,126
	Finance - Credit Card 0.9%
	American Express Credit Corp.
	1.083%, due 3/18/19 (a)	725,000	716,496
	1.55%, due 9/22/17	500,000	500,373
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,541,449
	Discover Financial Services
	3.85%, due 11/21/22	525,000	535,986
	5.20%, due 4/27/22	75,000	81,600
	Visa, Inc. 3.15%, due 12/14/25	3,000,000	3,049,779
			6,425,683
	Finance - Other Services 0.1%
	Intercontinental Exchange, Inc. 2.75%, due 12/1/20	825,000	838,134

	Food 0.1%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	248,878
	4.625%, due 11/1/20	650,000	693,984
			942,862
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	201,522

	Health Care - Products 0.3%
	Becton Dickinson & Co. 2.675%, due 12/15/19	1,725,000	1,753,569
	3.734%, due 12/15/24	675,000	690,551
			2,444,120
	Insurance 0.7%
	ACE INA Holdings, Inc. 3.35%, due 5/3/26	850,000	867,563
	Assurant, Inc. 2.50%, due 3/15/18	850,000	853,807
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	1,450,000	1,598,422
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	500,000	501,411
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	536,613
	Voya Financial, Inc. 2.90%, due 2/15/18	1,100,000	1,115,853
			5,473,669
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	339,311
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	513,800
			853,111
	Media 0.4%
	CCO Safari II LLC 4.908%, due 7/23/25 (b)	2,250,000	2,252,230
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.45%, due 4/1/24	900,000	920,548
			3,172,778
	Mining 0.2%
	Barrick Gold Corp. 4.10%, due 5/1/23	311,000	267,341
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	825,000	740,103
	Yamana Gold, Inc. 4.95%, due 7/15/24	625,000	498,676
			1,506,120
	Oil & Gas 0.8%
	BP Capital Markets PLC
	1.846%, due 5/5/17	225,000	225,516
	3.062%, due 3/17/22	1,000,000	981,532
	Continental Resources, Inc. 3.80%, due 6/1/24	975,000	629,969
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,050,000	1,001,227
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	970,956
	Petroleos Mexicanos
	3.125%, due 1/23/19	300,000	284,535
	3.50%, due 1/30/23	300,000	255,750
	Shell International Finance B.V. 3.25%, due 5/11/25	1,000,000	956,332
	Statoil ASA 3.125%, due 8/17/17	125,000	127,539
	Total Capital International S.A. 1.55%, due 6/28/17	200,000	199,904
			5,633,260
	Oil & Gas Services 0.3%
	Halliburton Co.
	2.70%, due 11/15/20	325,000	317,449
	3.80%, due 11/15/25	550,000	515,575
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (b)	1,250,000	1,222,651
			2,055,675
	Pharmaceuticals 0.9%
	Actavis Funding SCS
	2.45%, due 6/15/19	750,000	752,068
	3.00%, due 3/12/20	850,000	860,394
	3.80%, due 3/15/25	375,000	380,482
	AstraZeneca PLC 2.375%, due 11/16/20	575,000	576,705
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	1,300,000	1,317,949
	3.00%, due 10/8/21 (b)	1,275,000	1,304,733
	Perrigo Finance Unlimited Co. 3.50%, due 12/15/21	1,100,000	1,088,441
			6,280,772
	Pipelines 0.8%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	840,919
	Kinder Morgan, Inc. 3.05%, due 12/1/19	1,850,000	1,712,436
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	975,000	839,906
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	880,533
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	416,779
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	474,616
	TransCanada Pipelines, Ltd. 1.625%, due 11/9/17	800,000	786,566
			5,951,755
	Real Estate Investment Trusts 0.5%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,590,363
	DDR Corp. 4.75%, due 4/15/18	800,000	839,072
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	601,779
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	368,434
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	282,423
			3,682,071
	Retail 0.3%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	556,223
	McDonald's Corp. 3.70%, due 1/30/26	1,500,000	1,516,600
			2,072,823
	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	544,993

	Sovereign 0.0%‡
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	199,809

	Telecommunications 0.7%
	AT&T, Inc. 4.125%, due 2/17/26	900,000	899,406
	Orange S.A. 2.75%, due 2/6/19	475,000	484,872
	Telefonica Emisiones SAU 3.192%, due 4/27/18	1,000,000	1,017,332
	Verizon Communications, Inc.
	3.00%, due 11/1/21	1,350,000	1,358,468
	5.15%, due 9/15/23	1,000,000	1,106,300
			4,866,378
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	300,000	308,476

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	435,402
	Total Corporate Bonds (Cost $109,681,164)		109,653,347

	Foreign Government Bonds 0.2%
	Sovereign 0.2%
	Poland Government International Bond 5.00%, due 3/23/22	150,000	165,753
	Russian Federation 3.50%, due 1/16/19 (b)	600,000	599,156
	Turkey Government International Bond 6.75%, due 4/3/18	275,000	295,416
	Total Foreign Government Bonds (Cost $1,038,332)		1,060,325

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.576%, due 8/15/26 (a)(b)	289,375	288,774
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	300,000	317,633
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.474%, due 6/8/30 (a)(b)	800,000	798,566
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	616,258
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	400,000	415,928
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	600,000	618,237
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	397,743	399,728
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	278,455	278,734
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	608,724
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	514,689
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (a)	600,000	655,946
	Morgan Stanley Capital I Trust Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	476,542	485,720
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	95,041	96,186
	Total Mortgage-Backed Securities (Cost $6,219,972)		6,095,123

	U.S. Government & Federal Agencies 12.5%
¤	Federal Home Loan Mortgage Corporation 0.7%
	1.00%, due 3/8/17	1,200,000	1,203,287
	1.00%, due 9/27/17	225,000	225,598
	1.125%, due 5/25/18	600,000	600,003
	1.20%, due 6/12/18	650,000	650,070
	1.25%, due 10/2/19	775,000	775,674
	1.45%, due 9/10/18	500,000	500,229
	2.375%, due 1/13/22	1,100,000	1,143,927
			5,098,788
¤	Federal National Mortgage Association 0.6%
	1.00%, due 12/28/17	300,000	300,035
	1.00%, due 2/15/18	650,000	650,000
	1.375%, due 1/28/19	1,700,000	1,715,259
	1.75%, due 6/20/19	350,000	356,743
	1.75%, due 9/12/19	650,000	662,355
	2.625%, due 9/6/24	575,000	599,193
			4,283,585
¤	United States Treasury Notes 11.2%
	0.625%, due 12/15/16	750,000	749,971
	0.625%, due 12/31/16	3,100,000	3,099,637
	0.75%, due 1/31/18	5,500,000	5,497,420
	0.875%, due 1/15/18	15,275,000	15,295,285
	1.00%, due 2/15/18	750,000	752,637
	1.00%, due 9/15/18	6,050,000	6,062,052
	1.125%, due 1/15/19	27,525,000	27,648,642
	1.375%, due 1/31/21	9,000,000	9,017,577
	1.625%, due 11/15/22	5,600	5,593
	1.75%, due 1/31/23	200,000	200,961
	1.875%, due 11/30/21	2,910,000	2,969,905
	2.00%, due 10/31/21	650,000	667,621
	2.125%, due 12/31/22	2,850,000	2,936,503
	2.25%, due 11/15/25	2,670,000	2,746,242
	2.75%, due 12/31/17	5,000,000	5,184,180
			82,834,226
	Total U.S. Government & Federal Agencies (Cost $91,873,230)		92,216,599

	Total Long-Term Bonds (Cost $227,985,407)		227,977,309
		Shares
	Common Stocks 63.6%
	Aerospace & Defense 1.4%
	General Dynamics Corp.	8,119	1,086,079
	L-3 Communications Holdings, Inc.	14,556	1,700,723
	Lockheed Martin Corp.	4,378	923,758
	Northrop Grumman Corp.	5,877	1,087,597
	Orbital ATK, Inc.	19,980	1,802,795
	Raytheon Co.	8,870	1,137,489
	Spirit AeroSystems Holdings, Inc. Class A (c)	42,102	1,785,125
	United Technologies Corp.	12,206	1,070,344
			10,593,910
	Agriculture 0.6%
	Altria Group, Inc.	20,092	1,227,822
	Archer-Daniels-Midland Co.	31,043	1,097,370
	Bunge, Ltd.	16,941	1,050,512
	Philip Morris International, Inc.	11,890	1,070,219
			4,445,923
	Airlines 0.3%
	JetBlue Airways Corp. (c)	108,444	2,310,942

	Auto Manufacturers 0.3%
	Ford Motor Co.	99,971	1,193,654
	General Motors Co.	35,858	1,062,831
			2,256,485
	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. (The)	93,253	2,649,318
	Johnson Controls, Inc.	25,909	929,356
	Lear Corp.	18,646	1,936,014
			5,514,688
	Banks 3.9%
	Bank of America Corp.	88,672	1,253,822
	Bank of Hawaii Corp.	37	2,217
	Bank of New York Mellon Corp. (The)	33,436	1,211,052
	BB&T Corp.	33,093	1,080,817
	Capital One Financial Corp.	14,379	943,550
	CIT Group, Inc.	74,705	2,192,592
	Citigroup, Inc.	29,206	1,243,591
	Comerica, Inc.	10,411	357,097
	Commerce Bancshares, Inc.	35,642	1,465,955
	Fifth Third Bancorp	118,596	1,873,817
	First Republic Bank	22,730	1,545,640
	Goldman Sachs Group, Inc. (The)	5,921	956,597
¤	JPMorgan Chase & Co.	20,768	1,235,696
	KeyCorp	151,291	1,688,408
	M&T Bank Corp.	2,843	313,242
¤	Morgan Stanley	35,877	928,497
	Northern Trust Corp.	478	29,674
	PNC Financial Services Group, Inc.	12,315	1,067,095
	Regions Financial Corp.	96,194	781,095
	State Street Corp.	22,820	1,271,759
	SunTrust Banks, Inc.	89,703	3,281,336
	SVB Financial Group (c)	10,147	1,028,094
	U.S. Bancorp	26,734	1,070,964
	Wells Fargo & Co.	18,739	941,260
	Zions Bancorp.	55,818	1,265,952
			29,029,819
	Beverages 0.4%
	Molson Coors Brewing Co. Class B	34,350	3,107,988

	Building Materials 0.6%
	Armstrong World Industries, Inc. (c)	46,000	1,779,280
	Owens Corning	54,185	2,502,805
			4,282,085
	Chemicals 1.6%
	Air Products & Chemicals, Inc.	8,870	1,123,918
	Cabot Corp.	53,507	2,158,472
	Celanese Corp. Series A	10,291	655,228
	Chemours Co. (The)	335,719	1,322,733
	Dow Chemical Co. (The)	28,607	1,201,494
	E.I. du Pont de Nemours & Co.	17,687	933,166
	Eastman Chemical Co.	3,436	210,318
	Huntsman Corp.	98,948	853,921
	Mosaic Co. (The)	4,241	102,208
	Praxair, Inc.	10,676	1,067,600
	Westlake Chemical Corp.	41,402	1,882,963
			11,512,021
	Commercial Services 1.5%
	ADT Corp. (The)	79,789	2,360,159
	Aramark	56,831	1,815,751
	Automatic Data Processing, Inc.	11,309	939,665
	ManpowerGroup, Inc.	32,078	2,449,155
	Quanta Services, Inc. (c)	79,812	1,492,484
	R.R. Donnelley & Sons Co.	141,302	1,973,989
			11,031,203
	Computers 1.9%
	Amdocs, Ltd.	51,672	2,828,525
	Brocade Communications Systems, Inc.	272,484	2,174,422
	Computer Sciences Corp.	16,389	525,595
	CSRA, Inc.	16,395	439,058
	EMC Corp.	49,567	1,227,775
	Hewlett Packard Enterprise Co.	88,473	1,217,389
	HP, Inc.	94,618	918,741
	IHS, Inc. Class A (c)	5,262	550,510
	International Business Machines Corp.	9,793	1,222,069
	Leidos Holdings, Inc.	43,703	2,015,582
	NCR Corp. (c)	2,127	45,390
	Teradata Corp. (c)	40,825	993,681
			14,158,737
	Cosmetics & Personal Care 0.3%
	Colgate-Palmolive Co.	16,289	1,099,996
	Procter & Gamble Co. (The)	13,292	1,085,824
			2,185,820
	Distribution & Wholesale 0.3%
	Ingram Micro, Inc. Class A	80,338	2,265,532

	Electric 4.6%
	Ameren Corp.	51,596	2,317,692
	American Electric Power Co., Inc.	17,999	1,097,399
	Avangrid, Inc. (c)	57,339	2,204,685
	CMS Energy Corp.	67,960	2,642,285
	Consolidated Edison, Inc.	27,046	1,876,722
	Dominion Resources, Inc.	13,057	942,324
	DTE Energy Co.	8,380	712,384
	Duke Energy Corp.	12,569	946,446
	Edison International	51,639	3,191,290
¤	Entergy Corp.	47,823	3,375,347
	Eversource Energy	2,191	117,876
	Exelon Corp.	42,233	1,248,830
	Great Plains Energy, Inc.	30,958	863,109
	MDU Resources Group, Inc.	67,054	1,131,872
	NextEra Energy, Inc.	9,813	1,096,210
	OGE Energy Corp.	42,930	1,126,054
	PG&E Corp.	19,863	1,090,677
	Pinnacle West Capital Corp.	4,440	294,416
	PPL Corp.	24,913	873,450
	Public Service Enterprise Group, Inc.	87,355	3,607,761
	Southern Co. (The)	21,985	1,075,506
	WEC Energy Group, Inc.	2,570	141,941
	Westar Energy, Inc.	569	24,786
	Xcel Energy, Inc.	52,236	1,996,460
			33,995,522
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	24,145	1,110,187
	Energizer Holdings, Inc.	62,608	2,005,960
			3,116,147
	Electronics 0.7%
	Agilent Technologies, Inc.	19,467	732,932
	Arrow Electronics, Inc. (c)	13,414	692,162
	Avnet, Inc.	13,342	532,613
	Corning, Inc.	66,144	1,230,940
	Jabil Circuit, Inc.	105,791	2,106,299
			5,294,946
	Energy - Alternate Sources 0.3%
	First Solar, Inc. (c)	31,998	2,196,983

	Engineering & Construction 0.5%
	AECOM (c)	81,232	2,229,006
	Fluor Corp.	29,135	1,307,870
	Jacobs Engineering Group, Inc. (c)	178	6,983
			3,543,859
	Entertainment 0.1%
	International Game Technology PLC	51,309	742,441

	Environmental Controls 0.3%
	Clean Harbors, Inc. (c)	2,253	99,830
	Republic Services, Inc.	12,900	563,730
	Waste Management, Inc.	22,829	1,208,796
			1,872,356
	Finance - Consumer Loans 0.4%
	Synchrony Financial (c)	98,446	2,797,835

	Finance - Credit Card 0.3%
	American Express Co.	19,211	1,027,789
	Discover Financial Services	21,499	984,439
			2,012,228
	Finance - Investment Banker/Broker 0.3%
	Charles Schwab Corp. (The)	41,482	1,059,036
	E*TRADE Financial Corp. (c)	841	19,814
	Raymond James Financial, Inc.	23,503	1,029,666
			2,108,516
	Finance - Mortgage Loan/Banker 0.4%
	CoreLogic, Inc. (c)	33,340	1,190,238
	FNF Group	47,034	1,522,961
			2,713,199
	Finance - Other Services 0.7%
	CME Group, Inc.	12,078	1,085,208
	Intercontinental Exchange, Inc.	4,230	1,115,874
	Nasdaq, Inc.	45,128	2,797,936
			4,999,018
	Food 1.9%
	Campbell Soup Co.	5,585	315,050
	ConAgra Foods, Inc.	45,928	1,912,442
	Flowers Foods, Inc.	85,139	1,748,755
	Ingredion, Inc.	26,463	2,665,353
	J.M. Smucker Co. (The)	8,052	1,033,233
	Mondelez International, Inc. Class A	25,472	1,097,843
	Pilgrim's Pride Corp.	48,473	1,075,131
	Pinnacle Foods, Inc.	16,777	719,565
	Sysco Corp.	2,717	108,164
	Tyson Foods, Inc. Class A	67,661	3,610,391
			14,285,927
	Forest Products & Paper 0.1%
	Domtar Corp.	31,654	1,020,842

	Gas 1.2%
	Atmos Energy Corp.	2,670	184,818
	CenterPoint Energy, Inc.	64,454	1,151,793
	National Fuel Gas Co.	19,689	892,502
	NiSource, Inc.	37,531	788,526
	Sempra Energy	9,560	905,810
	UGI Corp.	75,868	2,579,512
	Vectren Corp.	52,153	2,182,082
			8,685,043
	Hand & Machine Tools 0.1%
	Kennametal, Inc.	40,550	717,735
	Regal Beloit Corp.	2,996	168,405
			886,140
	Health Care - Products 1.4%
	Baxter International, Inc.	32,455	1,187,853
	Boston Scientific Corp. (c)	41,946	735,313
	Danaher Corp.	12,431	1,077,146
	DENTSPLY International, Inc.	22,064	1,299,349
	Medtronic PLC	12,057	915,367
	St. Jude Medical, Inc.	32,948	1,741,631
	Stryker Corp.	9,231	915,254
	Thermo Fisher Scientific, Inc.	7,710	1,018,183
	VWR Corp. (c)	71,156	1,740,476
	Zimmer Biomet Holdings, Inc.	430	42,682
			10,673,254
	Health Care - Services 1.3%
	Aetna, Inc.	11,649	1,186,334
	Anthem, Inc.	9,027	1,177,933
	HCA Holdings, Inc. (c)	17,558	1,221,686
	Humana, Inc.	5,642	918,461
	LifePoint Health, Inc. (c)	31,198	2,177,308
	Quest Diagnostics, Inc.	2,404	157,871
	UnitedHealth Group, Inc.	10,545	1,214,362
	Universal Health Services, Inc. Class B	13,117	1,477,499
			9,531,454
	Home Builders 0.2%
	D.R. Horton, Inc.	54,014	1,485,925

	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	8,432	1,082,837

	Housewares 0.2%
	Tupperware Brands Corp.	8,799	408,537
	Whirlpool Corp.	8,184	1,099,848
			1,508,385
	Insurance 5.7%
	Aflac, Inc.	20,620	1,195,135
	Alleghany Corp. (c)	2,047	978,302
	Allstate Corp. (The)	20,281	1,229,029
	American International Group, Inc.	21,719	1,226,689
	American National Insurance Co.	12,143	1,180,057
	AmTrust Financial Services, Inc.	35,740	2,043,971
	Arch Capital Group, Ltd. (c)	2,784	188,059
	Aspen Insurance Holdings, Ltd.	44,674	2,077,788
	Assured Guaranty, Ltd.	90,314	2,147,667
	Axis Capital Holdings, Ltd.	43,670	2,354,250
	Berkshire Hathaway, Inc. Class B (c)	8,365	1,085,526
	Chubb, Ltd.	8,419	951,936
	Endurance Specialty Holdings, Ltd.	17,925	1,110,095
	Everest Re Group, Ltd.	7,745	1,385,890
	Hanover Insurance Group, Inc. (The)	27,367	2,230,137
	Hartford Financial Services Group, Inc. (The)	94,379	3,792,148
	Lincoln National Corp.	62,553	2,468,341
	Marsh & McLennan Cos., Inc.	17,632	940,315
	MetLife, Inc.	27,384	1,222,696
	Old Republic International Corp.	47,019	850,104
	Principal Financial Group, Inc.	20,537	780,406
	Progressive Corp. (The)	117,577	3,674,281
	Prudential Financial, Inc.	17,291	1,211,753
	Travelers Cos., Inc. (The)	11,466	1,227,321
	Validus Holdings, Ltd.	40,972	1,812,601
	Voya Financial, Inc.	77,426	2,367,687
	XL Group PLC	7,871	285,402
			42,017,586
	Internet 0.7%
	Expedia, Inc.	25,326	2,558,939
	Match Group, Inc. (c)	68,604	860,981
	Symantec Corp.	31,905	632,995
	Yahoo!, Inc. (c)	30,657	904,688
			4,957,603
	Investment Management/Advisory Services 0.4%
	BlackRock, Inc.	3,466	1,089,225
	Franklin Resources, Inc.	31,539	1,093,142
	Legg Mason, Inc.	33,828	1,035,813
	Waddell & Reed Financial, Inc. Class A	291	7,985
			3,226,165
	Iron & Steel 0.1%
	Nucor Corp.	13,171	514,591

	Leisure Time 0.6%
	Brunswick Corp.	44,450	1,771,333
	Carnival Corp.	24,654	1,186,597
	Royal Caribbean Cruises, Ltd.	16,189	1,326,850
			4,284,780
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc.	15,606	971,317

	Machinery - Diversified 0.8%
	AGCO Corp.	48,884	2,384,073
	BWX Technologies, Inc.	52,458	1,570,592
	Cummins, Inc.	12,292	1,104,928
	Deere & Co.	12,362	951,998
			6,011,591
	Media 2.0%
	Cablevision Systems Corp. Class A	38,453	1,227,035
	Comcast Corp. Class A	21,888	1,219,380
	DISH Network Corp. Class A (c)	22,243	1,073,670
	John Wiley & Sons, Inc. Class A	41,735	1,744,523
	Liberty Broadband Corp. Class C (c)	3,870	181,890
	Liberty Media Corp. Class A (c)	6,094	223,162
	Liberty Media Corp. Class C (c)	11,747	418,076
	News Corp.
	Class A	185,847	2,410,435
	Class B	150,345	2,007,106
	Thomson Reuters Corp.	28,898	1,080,785
	Time Warner, Inc.	12,828	903,604
	Twenty-First Century Fox, Inc.
	Class A	34,244	923,561
	Class B	39,406	1,067,903
			14,481,130
	Metal Fabricate & Hardware 0.4%
	Precision Castparts Corp.	3,876	910,666
	Valmont Industries, Inc.	20,320	2,165,909
			3,076,575
	Mining 0.4%
	Newmont Mining Corp.	111,879	2,233,105
	Southern Copper Corp.	42,338	1,097,401
			3,330,506
	Miscellaneous - Manufacturing 0.7%
	Carlisle Cos., Inc.	17,004	1,422,895
	Eaton Corp. PLC	21,185	1,070,054
	General Electric Co.	32,507	945,954
	Trinity Industries, Inc.	98,538	2,110,684
			5,549,587
	Office Equipment/Supplies 0.3%
	Pitney Bowes, Inc.	68,460	1,340,447
	Xerox Corp.	69,071	673,442
			2,013,889
	Oil & Gas 3.9%
	Anadarko Petroleum Corp.	25,618	1,001,408
	Apache Corp.	23,562	1,002,328
	Chevron Corp.	12,575	1,087,360
	Cimarex Energy Co.	5,406	502,758
	Concho Resources, Inc. (c)	9,662	919,146
	ConocoPhillips	25,136	982,315
	Continental Resources, Inc. (c)	4,454	94,024
	CVR Energy, Inc.	1,160	40,623
	Denbury Resources, Inc.	171,547	267,613
	Devon Energy Corp.	37,167	1,036,959
	Diamondback Energy, Inc. (c)	637	48,125
	EOG Resources, Inc.	13,776	978,372
	EP Energy Corp. Class A (c)	39,702	148,485
	EQT Corp.	8,632	532,940
	Exxon Mobil Corp.	12,089	941,129
	Helmerich & Payne, Inc.	334	16,967
	Hess Corp.	40,502	1,721,335
	HollyFrontier Corp.	46,676	1,632,260
	Marathon Oil Corp.	82,478	802,511
	Marathon Petroleum Corp.	29,720	1,241,999
	Murphy Oil Corp.	45,764	897,432
	Murphy USA, Inc. (c)	1,454	84,114
	Newfield Exploration Co. (c)	36,470	1,060,183
	Noble Energy, Inc.	34,860	1,128,418
	Occidental Petroleum Corp.	14,186	976,422
	Patterson-UTI Energy, Inc.	133,218	1,915,675
	PBF Energy, Inc. Class A	4,413	154,411
	Phillips 66	15,240	1,221,486
	Pioneer Natural Resources Co.	13,391	1,659,814
	QEP Resources, Inc.	37,541	481,276
	Range Resources Corp.	710	20,988
	SM Energy Co.	9,339	130,559
	Tesoro Corp.	33,785	2,947,741
	Valero Energy Corp.	17,951	1,218,334
			28,895,510
	Oil & Gas Services 0.8%
	Baker Hughes, Inc.	22,292	969,925
	FMC Technologies, Inc. (c)	3,308	83,196
	Halliburton Co.	31,321	995,695
	RPC, Inc.	159,787	1,992,544
	Schlumberger, Ltd.	13,885	1,003,469
	Superior Energy Services, Inc.	87,730	904,496
			5,949,325
	Packaging & Containers 0.4%
	Crown Holdings, Inc. (c)	45,579	2,091,165
	Graphic Packaging Holding Co.	93,328	1,060,206
			3,151,371
	Pharmaceuticals 1.9%
	Abbott Laboratories	25,881	979,596
	Alkermes PLC (c)	9,835	314,818
	Allergan PLC (c)	3,214	914,158
	Baxalta, Inc.	29,527	1,181,375
	Cardinal Health, Inc.	14,490	1,179,051
	Endo International PLC (c)	192	10,650
	Express Scripts Holding Co. (c)	16,448	1,182,118
	Herbalife, Ltd. (c)	38,248	1,767,440
	Johnson & Johnson	10,252	1,070,719
	Merck & Co., Inc.	18,070	915,607
	Mylan N.V. (c)	17,766	936,091
	Perrigo Co. PLC	7,130	1,030,855
	Pfizer, Inc.	38,815	1,183,469
	Quintiles Transnational Holdings, Inc. (c)	25,550	1,554,207
			14,220,154
	Pipelines 0.4%
	Columbia Pipeline Group, Inc.	47,214	875,820
	Kinder Morgan, Inc.	64,010	1,052,964
	Spectra Energy Corp.	34,256	940,327
			2,869,111
	Real Estate 0.3%
	Realogy Holdings Corp. (c)	64,158	2,104,382

	Real Estate Investment Trusts 6.3%
	Alexandria Real Estate Equities, Inc.	550	43,549
	American Capital Agency Corp.	2,809	47,950
	American Homes 4 Rent Class A	13,494	202,275
	Annaly Capital Management, Inc.	41,520	394,440
	Apartment Investment & Management Co. Class A	33,910	1,327,576
	Apple Hospitality REIT, Inc.	56,302	1,029,764
	AvalonBay Communities, Inc.	17,712	3,037,431
	Brandywine Realty Trust	71,124	912,521
	Brixmor Property Group, Inc.	46,395	1,235,035
	Camden Property Trust	19,208	1,465,570
	CBL & Associates Properties, Inc.	19,728	212,076
	Columbia Property Trust, Inc.	42,497	946,408
	Corporate Office Properties Trust	668	14,896
	DDR Corp.	74,033	1,266,705
	Digital Realty Trust, Inc.	14,988	1,200,239
	Duke Realty Corp.	7,749	155,987
	Empire State Realty Trust, Inc. Class A	46,384	767,655
	Equity Commonwealth (c)	40,155	1,079,768
	Equity Residential	13,382	1,031,618
	Essex Property Trust, Inc.	4,711	1,003,961
	General Growth Properties, Inc.	43,293	1,213,936
	HCP, Inc.	35,975	1,292,942
	Hospitality Properties Trust	43,773	1,032,605
	Host Hotels & Resorts, Inc.	111,900	1,549,815
	Iron Mountain, Inc.	2,724	75,019
	Kimco Realty Corp.	40,919	1,112,588
	Liberty Property Trust	15,625	458,125
	Macerich Co. (The)	10,086	786,405
	Mid-America Apartment Communities, Inc.	16,226	1,522,323
	National Retail Properties, Inc.	15,132	649,768
	Northstar Realty Finance Corp.	10,642	126,321
	Piedmont Office Realty Trust, Inc. Class A	49,913	923,890
	Post Properties, Inc.	16,002	916,755
	ProLogis, Inc.	45,379	1,791,109
	Public Storage	4,219	1,069,770
	Rayonier, Inc.	1,367	28,830
	Realty Income Corp.	16,843	939,671
	Regency Centers Corp.	13,685	990,657
	Retail Properties of America, Inc. Class A	57,006	884,163
	Senior Housing Properties Trust	55,064	797,327
	SL Green Realty Corp.	5,175	499,957
	Taubman Centers, Inc.	13,376	950,231
	UDR, Inc.	49,269	1,753,484
	Ventas, Inc.	39,069	2,161,297
	VEREIT, Inc.	192,385	1,483,288
	Vornado Realty Trust	14,998	1,326,723
	Weingarten Realty Investors	14,540	507,301
	Welltower, Inc.	12,169	757,155
	Weyerhaeuser Co.	45,900	1,175,499
	WP Carey, Inc.	869	50,619
	WP Glimcher, Inc.	21,968	199,469
			46,402,466
	Retail 1.6%
	Best Buy Co., Inc.	68,053	1,900,720
	CVS Health Corp.	11,102	1,072,342
	Darden Restaurants, Inc.	11,901	750,477
	GameStop Corp. Class A	30,046	787,506
	Kohl's Corp.	10,197	507,301
	Nu Skin Enterprises, Inc. Class A	32,769	1,037,139
	Staples, Inc.	75,655	674,843
	Target Corp.	16,757	1,213,542
	Wal-Mart Stores, Inc.	16,378	1,086,844
	Walgreens Boots Alliance, Inc.	11,601	924,832
	World Fuel Services Corp.	45,869	1,786,597
			11,742,143
	Savings & Loans 0.2%
	New York Community Bancorp, Inc.	115,458	1,787,290

	Semiconductors 2.3%
	Broadcom Corp. Class A	19,264	1,053,163
	Cree, Inc. (c)	79,850	2,238,195
	Intel Corp.	39,739	1,232,704
	Maxim Integrated Products, Inc.	70,546	2,356,236
	Micron Technology, Inc. (c)	114,018	1,257,619
	NVIDIA Corp.	124,054	3,633,542
	ON Semiconductor Corp. (c)	207,748	1,778,323
	QUALCOMM, Inc.	24,923	1,130,009
	Teradyne, Inc.	116,968	2,272,688
			16,952,479
	Software 1.3%
	Activision Blizzard, Inc.	86,094	2,997,793
	Allscripts Healthcare Solutions, Inc. (c)	143,972	1,983,934
	First Data Corp. Class A (c)	14,961	200,029
	Microsoft Corp.	23,128	1,274,121
	Nuance Communications, Inc. (c)	128,218	2,260,483
	Oracle Corp.	33,934	1,232,144
			9,948,504
	Telecommunications 1.9%
	ARRIS International PLC (c)	2,403	61,204
	AT&T, Inc.	29,521	1,064,527
	CenturyLink, Inc.	103,323	2,626,471
	Cisco Systems, Inc.	50,561	1,202,846
	EchoStar Corp. Class A (c)	29,844	1,048,420
	Frontier Communications Corp.	69,529	316,357
	Juniper Networks, Inc.	112,447	2,653,749
	T-Mobile U.S., Inc. (c)	27,205	1,092,281
	Telephone & Data Systems, Inc.	86,511	2,006,190
	United States Cellular Corp. (c)	15,332	577,097
	Verizon Communications, Inc.	24,161	1,207,325
			13,856,467
	Toys, Games & Hobbies 0.2%
	Mattel, Inc.	41,117	1,134,418

	Transportation 0.4%
	CSX Corp.	41,429	953,696
	FedEx Corp.	8,167	1,085,231
	Norfolk Southern Corp.	13,023	918,121
			2,957,048
	Water 0.2%
	American Water Works Co., Inc.	17,707	1,149,361
	Total Common Stocks (Cost $458,479,064)		470,803,359

	Exchange-Traded Funds 5.2% (d)
¤	iShares Intermediate Government / Credit Bond Fund	163,740	18,160,403
¤	iShares Russell 1000 Value ETF	62,776	5,818,707
	S&P 500 Index - SPDR Trust Series 1	7,209	1,397,609
¤	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	19,674	4,721,170
¤	Vanguard Mid-Cap Value ETF	106,191	8,500,590
	Total Exchange-Traded Funds (Cost $38,267,820)		38,598,479

	Rights 0.0%‡	Number of Rights
	Food & Staples Retailing 0.0%‡
	Safeway Casa Ley CVR Expires 1/30/19 (c)(e)(f)	17,798	18,063
	Safeway PDC, LLC CVR Expires 1/30/17 (c)(e)(f)	17,798	869
	Total Rights (Cost $18,932)		18,932

	Short-Term Investments 0.3%	Principal Amount
	Repurchase Agreements 0.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $1,213,644 (Collateralized by United States Treasury Notes with a rate of 1.625% and maturity dates between 3/31/19 and 6/30/19, with a Principal Amount of $1,215,000 and a Market Value of $1,241,602)	$1,213,641	1,213,641
	TD Securities (U.S.A.) LLC 0.33%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $1,294,036 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 11/30/20, with a Principal Amount of $1,281,300 and a Market Value of $1,319,936)	1,294,000	1,294,000
	Total Short-Term Investments (Cost $2,507,641)		2,507,641
	Total Investments (Cost $727,258,864) (g)	100.0%	739,905,720
	Other Assets, Less Liabilities	(0.0)‡	(97,294)
	Net Assets	100.0%	$739,808,426

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	As of January 31, 2016, cost was $731,905,731 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$50,945,858
Gross unrealized depreciation	(42,945,869)
Net unrealized appreciation	$7,999,989

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	42	March 2016	$9,182,250	$34,505
5-Year United States Treasury Note	11	March 2016	1,327,391	24,108
10-Year United States Treasury Note	131	March 2016	16,974,734	315,763
10-Year United States Treasury Ultra Note	(63)	March 2016	(8,794,406)	(100,784)
			$18,689,969	$273,592

1. As of January 31, 2016, cash in the amount of $170,580 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$18,951,915	$—	$18,951,915
Corporate Bonds	—	109,653,347	—	109,653,347
Foreign Government Bonds	—	1,060,325	—	1,060,325
Mortgage-Backed Securities	—	6,095,123	—	6,095,123
U.S. Government & Federal Agencies	—	92,216,599	—	92,216,599
Total Long-Term Bonds	—	227,977,309	—	227,977,309
Common Stocks	470,803,359	—	—	470,803,359
Exchange-Traded Funds	38,598,479	—	—	38,598,479
Rights (b)	—	—	18,932	18,932
Short-Term Investments
Repurchase Agreements	—	2,507,641	—	2,507,641
Total Investments in Securities	509,401,838	230,484,950	18,932	739,905,720
Other Financial Instruments
Futures Contracts Long (c)	374,376	—	—	374,376
Total Investments in Securities and Other Financial Instruments	$509,776,214	$230,484,950	$18,932	$740,280,096

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(100,784)	$—	$—	$(100,784)
Total Other Financial Instruments	$(100,784)	$—	$—	$(100,784)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,932 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Rights
Food & Staples Retailing	$18,932	$-	$-	$-	$-	$-	$-	$-	$18,932	$-
Total	$18,932	$-	$-	$-	$-	$-	$-	$-	$18,932	$-

MainStay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 95.3% †
	Airport 3.6%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,198,880
	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,729,395
	Sacramento County, California Airport System, Revenue Bonds
	Series B, Insured: AGM 5.25%, due 7/1/33 (a)	1,250,000	1,358,125
	Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	670,084
			4,956,484
	Development 4.2%
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,147,970
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds 5.00%, due 7/1/29	1,650,000	1,839,585
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	524,500
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,135,370
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	452,467
	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series B 5.00%, due 8/1/28	580,000	657,651
			5,757,543
	Education 1.8%
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,217,279
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	656,202
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	527,545
	Folsom Cordova Unified School District School Facilities Improvement, Election 2007, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 10/1/34	250,000	123,917
			2,524,943
	Facilities 3.0%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	185,000	185,868
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series H, Insured: AMBAC 5.50%, due 7/1/16	505,000	507,803
	Series H, Insured: AMBAC 5.50%, due 7/1/17	250,000	253,933
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,385,000	1,518,957
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 5.00%, due 9/1/28	285,000	285,048
	Insured: NATL-RE 5.00%, due 9/1/36	320,000	320,038
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	500,000	608,550
	Series A 7.00%, due 11/15/39	300,000	367,920
			4,048,117
	General 16.3%
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,172,380
	Brentwood Infrastructure Financing Authority, Special Assessment Series A, Insured: AGM 5.00%, due 9/2/30	715,000	843,536
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	556,780
	Cathedral City Public Financing Authority, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/1/30	1,085,000	598,378
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,544,455
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	925,125
¤	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30 (b)	1,000,000	1,100,690
	5.00%, due 10/1/38 (b)	1,800,000	1,835,244
	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	2,100,128
	Long Beach Bond Finance Authority, Revenue Bonds Series A 5.50%, due 11/15/32	1,070,000	1,382,889
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,175,890
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	816,100
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	165,000	167,567
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	996,940
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,214,030
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	886,918
	Southern California Public Power Authority, Natural Gas Project, Revenue Bonds Series A 5.00%, due 11/1/33	1,245,000	1,510,695
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	559,110
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Insured: AGM 5.00%, due 10/1/29	1,000,000	1,140,350
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	500,000	564,545
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,338,008
			22,429,758
	General Obligation 7.5%
	California State, Unlimited General Obligation 6.00%, due 4/1/38	305,000	352,287
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/23	210,000	211,323
	Series A, Insured: AGM 5.00%, due 7/1/35	1,100,000	1,102,651
	Series C, Insured: AGM 5.25%, due 7/1/26	500,000	509,775
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	400,000	404,192
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	945,000	970,553
	Series A, Insured: AGM 5.50%, due 7/1/27	185,000	189,734
	Hartnell Community College District, CABS, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,053,950
	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
	Series C 5.25%, due 11/1/31	1,000,000	1,113,760
	Series C 5.75%, due 11/1/34	650,000	810,608
	Northern Inyo County Local Hospital District, Election of 2005, Unlimited General Obligation Insured: AGC (zero coupon), due 11/1/38	970,000	354,719
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/21	300,000	301,119
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	475,000	492,110
	San Gorgonio Memorial Health Care District, Unlimited General Obligation 4.00%, due 8/1/38	500,000	519,040
	Sierra Kings Health Care District, Unlimited General Obligation 4.00%, due 8/1/39	800,000	819,408
	Washington Township Health Care District, Unlimited General Obligation Series B 4.00%, due 8/1/45	1,000,000	1,055,040
	Yuba Community College District, Election 2006, Unlimited General Obligation Series B, Insured: AMBAC (zero coupon), due 8/1/42	100,000	26,980
			10,287,249
	Higher Education 2.7%
	California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds 5.00%, due 1/1/39	1,630,000	1,826,578
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,039,630
	Kern California Community College District, COPS, Revenue Bonds Insured: BAM 3.00%, due 6/1/33	500,000	488,950
	University of California, Revenue Bonds Series AF 5.00%, due 5/15/27	225,000	276,277
			3,631,435
	Housing 0.8%
	California Municipal Finance Authority, Caritas Affordable Housing, Inc., Revenue Bonds Series A 5.25%, due 8/15/39	1,000,000	1,133,790

	Medical 5.5%
	California Health Facilities Financing Authority, Lucile Packard Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/51	1,500,000	1,684,320
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,164,150
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,000,000	1,113,060
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	547,761
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,131,380
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,207,400
	Kaweah Delta Health Care District, Revenue Bonds Series B 4.00%, due 6/1/45	750,000	759,608
			7,607,679
	Mello-Roos 0.6%
	San Marcos Public Facilities Authority, Special Tax Series A, Insured: AGM 4.00%, due 9/1/38	750,000	774,218

	Nursing Homes 1.9%
	Abag Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	548,060
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds 5.00%, due 10/1/45	1,300,000	1,437,969
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	639,325
			2,625,354
	Power 1.1%
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	1,000,000	1,096,630
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	220,000	220,220
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	225,711
			1,542,561
	School District 21.6%
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	974,432
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,450,000	1,790,416
	Arcadia Unified School District, Election 2006, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,041,760
	Carpinteria Unified School District, Election 2014, Unlimited General Obligation Series A 5.00%, due 8/1/40	500,000	588,960
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	639,080
	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	893,255
	Series A 5.75%, due 8/1/41	1,000,000	1,213,910
¤	Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/1/37	2,000,000	2,289,440
	Coalinga-Huron Joint Unified School District, Election 2010, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/36	2,750,000	1,175,020
	Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/33	1,105,000	535,616
	El Monte Union High School District, Election of 2008, Unlimited General Obligation Series A, Insured: AGC 5.50%, due 6/1/34	1,000,000	1,127,170
	Fontana Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,333,908
	Los Angeles Unified School District, Unlimited General Obligation Series D 5.00%, due 1/1/34	1,410,000	1,592,172
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	615,080
	Oceanside Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/51	1,250,000	179,992
	Oxnard California Union High School District, Election 2004, Unlimited General Obligation Series D 4.00%, due 8/1/33	1,015,000	1,121,281
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	427,198
	Pittsburg Unified School District, CABS, Election 2010, Unlimited General Obligation
	Series C (zero coupon), due 8/1/47	3,500,000	657,860
	Series C (zero coupon), due 8/1/52	5,000,000	675,600
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured:AGM 5.00%, due 8/1/34	655,000	779,954
	San Diego Unified School District, Election 1998, Unlimited General Obligation Series E-2, Insured: AGM 5.50%, due 7/1/27	150,000	201,012
	San Jacinto Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/31	855,000	1,007,823
	San Mateo Foster City School District, Election, Unlimited General Obligation (zero coupon), due 8/1/42	2,000,000	1,658,060
	San Ysidro School District, Unlimited General Obligation
	Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	326,550
	Insured: AGM (zero coupon), due 8/1/47	3,000,000	630,000
	Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	1,024,010
	Series B 5.00%, due 8/1/38	1,000,000	1,150,920
	Stockton Unified School District, Unlimited General Obligation
	Insured: AGM 5.00%, due 7/1/28	500,000	585,050
	Insured: AGM 5.00%, due 1/1/29	200,000	233,366
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,502,592
	Twin Rivers Unified School District, Unlimited General Obligation Series A, Insured: BAM (zero coupon), due 2/1/39	3,500,000	1,055,600
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	719,700
			29,746,787
	Tobacco Settlement 8.3%
¤	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	5.125%, due 6/1/38	550,000	530,398
	Series A 5.125%, due 6/1/38	1,290,000	1,239,342
	5.25%, due 6/1/46	1,000,000	842,140
	5.60%, due 6/1/36	500,000	501,125
	5.70%, due 6/1/46	1,000,000	1,001,390
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds Series A-1 5.125%, due 6/1/47	2,475,000	2,212,897
¤	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	820,000	775,613
	Series A-1 5.50%, due 6/1/45	1,500,000	1,410,285
¤	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds
	Series A-1 5.00%, due 6/1/37	1,400,000	1,334,578
	Series A-1 5.125%, due 6/1/46	1,625,000	1,497,974
			11,345,742
	Transportation 7.7%
	Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,202,120
	Bay Area Toll Authority, Revenue Bonds Series F-1 5.00%, due 4/1/34	1,000,000	1,130,620
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	597,865
	Port of Los Angeles, Harbor Department, Revenue Bonds Series A 5.00%, due 8/1/36 (a)	1,000,000	1,161,380
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series M, Insured: AGC 4.125%, due 7/1/19	120,000	120,284
	Series AA-1, Insured: AGM 4.95%, due 7/1/26	500,000	503,430
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	633,383
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,027,190
	Insured: AMBAC 5.50%, due 7/1/26	275,000	275,528
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,739,700
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	1,000,000	1,103,180
	Series B 5.25%, due 1/15/44	1,000,000	1,094,130
			10,588,810
	Utilities 2.1%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,100,000	1,246,355
	Redding Joint Powers Financing Authority, Revenue Bonds Series A 5.00%, due 6/1/32	440,000	522,311
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,155,660
			2,924,326
	Water 6.6%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	517,990
¤	California Pollution Control Financing Authority, Revenue Bonds
	5.00%, due 11/21/45 (a)(b)	2,175,000	2,382,212
	5.00%, due 11/21/45 (b)	1,270,000	1,302,410
	City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	618,395
	City of Riverside, California, Sewer Revenue Bonds Series A 5.00%, due 8/1/40	500,000	580,640
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,137,060
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/28	100,000	100,278
	Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	591,705
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,247,220
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,079
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	601,320
			9,104,309
	Total Investments (Cost $123,684,917) (c)	95.3%	131,029,105
	Other Assets, Less Liabilities	4.7	6,478,046
	Net Assets	100.0%	$137,507,151

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2016, cost was $123,684,917 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,416,999
Gross unrealized depreciation	(72,811)
Net unrealized appreciation	$7,344,188

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(100)	March 2016	$(12,957,813)	$(312,516)
			$(12,957,813)	$(312,516)

1.	As of January 31, 2016, cash in the amount of $148,500 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$131,029,105	$—	$131,029,105
Total Investments in Securities	$—	$131,029,105	$—	$131,029,105

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(312,516)	$—	$—	$(312,516)
Total Other Financial Instruments	$(312,516)	$—	$—	$(312,516)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 50.0%
MainStay Absolute Return Multi-Strategy Fund Class I (a)	2,520,397	$25,077,948
MainStay Cushing MLP Premier Fund Class I	237,116	2,639,102
MainStay Cushing Renaissance Advantage Fund Class I (a)	588,234	9,070,568
MainStay Emerging Markets Opportunities Fund Class I (a)	1,204,058	8,741,460
MainStay Epoch Global Choice Fund Class I (a)	743,542	12,640,219
MainStay Epoch U.S. All Cap Fund Class I	132,744	3,095,579
MainStay ICAP Equity Fund Class I	311,127	12,062,388
MainStay ICAP International Fund Class I	546,309	15,826,567
MainStay International Equity Fund Class I	462,067	6,020,728
MainStay International Opportunities Fund Class I	1,957,762	15,153,081
MainStay Large Cap Growth Fund Class I	1,423,901	12,843,587
MainStay MAP Fund Class I	701,531	23,522,347
MainStay S&P 500 Index Fund Class I	463,442	20,067,040
MainStay U.S. Equity Opportunities Fund Class I	2,950,626	23,929,578
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,063,463	25,661,373
Total Equity Funds (Cost $221,451,849)		216,351,565
Fixed Income Funds 50.1%
MainStay Floating Rate Fund Class I	2,736,623	24,301,213
MainStay High Yield Corporate Bond Fund Class I	5,075,839	26,292,846
MainStay High Yield Opportunities Fund Class I	222,139	2,168,076
MainStay Indexed Bond Fund Class I (a)	5,074,675	55,110,966
MainStay Short Duration High Yield Fund Class I	1,246,740	11,544,813
MainStay Total Return Bond Fund Class I (a)	8,382,081	86,000,150
MainStay Unconstrained Bond Fund Class I	1,423,336	11,770,987
Total Fixed Income Funds (Cost $224,673,302)		217,189,051
Total Affiliated Investment Companies (Cost $446,125,151)		433,540,616
Total Investments (Cost $446,125,151) (b)	100.1%	433,540,616
Other Assets, Less Liabilities	(0.1)	(477,807)
Net Assets	100.0%	$433,062,809

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $449,831,713 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,979,036
Gross unrealized depreciation	(21,270,133)
Net unrealized depreciation	$(16,291,097)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$216,351,565	$—	$—	$216,351,565
Fixed Income Funds	217,189,051	—	—	217,189,051
Total Investments in Securities	$433,540,616	$—	$—	$433,540,616

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.1% †
	Airlines 1.1%
	Delta Air Lines, Inc.	241,493	$10,695,725

	Banks 2.3%
	First Republic Bank	324,046	22,035,128

	Beverages 3.9%
¤	Coca-Cola Co. (The)	885,383	38,000,638

	Biotechnology 8.7%
	Alexion Pharmaceuticals, Inc. (a)	182,432	26,622,302
	Gilead Sciences, Inc.	305,895	25,389,285
	Puma Biotechnology, Inc. (a)	211,121	8,812,190
	Vertex Pharmaceuticals, Inc. (a)	256,152	23,245,794
			84,069,571
	Building Products 0.5%
	Masco Corp.	178,809	4,718,770

	Capital Markets 5.9%
	Affiliated Managers Group, Inc. (a)	161,381	21,655,717
	Ameriprise Financial, Inc.	158,042	14,326,507
	Charles Schwab Corp. (The)	798,209	20,378,276
			56,360,500
	Chemicals 0.8%
	Ecolab, Inc.	67,518	7,283,167

	Communications Equipment 2.0%
	Palo Alto Networks, Inc. (a)	127,126	19,004,066

	Health Care Providers & Services 5.3%
	Cigna Corp.	141,259	18,872,202
	Envision Healthcare Holdings, Inc. (a)	1,236,963	27,336,882
	Humana, Inc.	30,207	4,917,398
			51,126,482
	Health Care Technology 1.8%
	HMS Holdings Corp. (a)	1,474,051	17,762,315

	Household Durables 3.0%
	PulteGroup, Inc.	1,738,628	29,139,405

	Internet & Catalog Retail 5.3%
¤	Amazon.com, Inc. (a)	86,956	51,043,172

	Internet Software & Services 16.5%
¤	Alphabet, Inc. Class A (a)	84,156	64,072,171
	CoStar Group, Inc. (a)	58,270	10,218,810
	Criteo S.A., Sponsored ADR (a)	345,682	10,225,274
¤	Facebook, Inc. Class A (a)	417,341	46,829,834
	IAC/InterActiveCorp	207,724	10,789,184
	Pandora Media, Inc. (a)	1,730,117	16,816,737
			158,952,010
	IT Services 0.8%
	Visa, Inc. Class A	107,662	8,019,742

	Media 4.8%
	Grupo Televisa S.A.B., Sponsored ADR	385,909	10,218,870
¤	Walt Disney Co. (The)	376,791	36,104,114
			46,322,984
	Oil, Gas & Consumable Fuels 2.7%
	Anadarko Petroleum Corp.	663,558	25,938,482

	Pharmaceuticals 3.3%
¤	Perrigo Co. PLC	218,712	31,621,381

	Road & Rail 2.7%
	J.B. Hunt Transport Services, Inc.	350,712	25,496,762

	Semiconductors & Semiconductor Equipment 3.4%
	Intel Corp.	424,209	13,158,963
	NXP Semiconductors N.V. (a)	263,548	19,708,120
			32,867,083
	Software 9.6%
	Imperva, Inc. (a)	202,845	10,458,688
¤	Microsoft Corp.	587,390	32,359,315
	Mobileye N.V. (a)	558,978	15,165,073
	Salesforce.com, Inc. (a)	360,057	24,505,479
	Tableau Software, Inc. Class A (a)	129,673	10,404,962
			92,893,517
	Specialty Retail 8.8%
¤	Home Depot, Inc. (The)	390,870	49,155,811
¤	Ross Stores, Inc.	637,512	35,866,425
			85,022,236
	Textiles, Apparel & Luxury Goods 3.4%
¤	NIKE, Inc. Class B	529,604	32,840,744

	Trading Companies & Distributors 2.5%
	HD Supply Holdings, Inc. (a)	904,383	23,758,141

	Total Common Stocks (Cost $938,366,670)		954,972,021

		Principal Amount
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $9,334,339 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/19, with a Principal Amount of $8,940,000 and a Market Value of $9,521,100)	$9,334,316	9,334,316
	Total Short-Term Investment (Cost $9,334,316)		9,334,316
	Total Investments (Cost $947,700,986) (b)	100.1%	964,306,337
	Other Assets, Less Liabilities	(0.1)	(1,152,767)
	Net Assets	100.0%	$963,153,570

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $948,025,609 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$140,804,901
Gross unrealized depreciation	(124,524,173)
Net unrealized appreciation	$16,280,728

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$954,972,021	$—	$—	$954,972,021
Short-Term Investment
Repurchase Agreement	—	9,334,316	—	9,334,316
Total Investments in Securities	$954,972,021	$9,334,316	$—	$964,306,337

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 94.2% †
	Brazil 2.9%
	AES Tiete Energia S.A. (Independent Power & Renewable Electricity Producers)	55,500	$182,188
	Banco Bradesco S.A. (Banks)	24,540	120,191
	Banco do Brasil S.A. (Banks)	73,600	254,853
	BM&F Bovespa S.A. (Diversified Financial Services)	77,400	198,541
	BR Malls Participacoes S.A. (Real Estate Management & Development)	14,400	42,734
	CCR S.A. (Transportation Infrastructure)	27,900	89,145
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	58,300	310,754
	Cia Energetica de Minas Gerais (Electric Utilities)	13,600	19,721
	Cielo S.A. (IT Services)	21,200	179,520
	Estacio Participacoes S.A. (Diversified Consumer Services)	9,600	28,105
	Fibria Celulose S.A. (Paper & Forest Products)	28,700	316,146
	JBS S.A. (Food Products)	103,800	280,274
	Multiplus S.A. (Media)	3,700	29,324
	Porto Seguro S.A. (Insurance)	5,300	34,677
	Ser Educacional S.A. (Diversified Consumer Services) (a)	17,430	32,901
	SLC Agricola S.A. (Food Products)	8,200	33,540
	Smiles S.A. (Media)	27,500	195,810
	Sul America S.A. (Insurance)	32,000	144,567
	TOTVS S.A. (Software)	4,000	32,402
	Transmissora Alianca de Energia Eletrica S.A. (Electric Utilities)	51,700	224,777
	Tupy S.A. (Auto Components)	19,100	84,808
	Via Varejo S.A. (Specialty Retail)	110,500	80,669
			2,915,647
	Chile 1.9%
	AES Gener S.A. (Independent Power & Renewable Electricity Producers)	135,576	59,483
	Banco de Chile (Banks)	3,515,513	363,181
	Banco de Credito e Inversiones (Banks)	10,213	393,689
	Banco Santander Chile (Banks)	3,477,633	150,337
	Cia Cervecerias Unidas S.A. (Beverages)	5,418	59,276
	Corpbanca S.A. (Banks)	54,989,216	417,005
	Empresas CMPC S.A. (Paper & Forest Products)	68,561	155,689
	Enersis S.A. (Electric Utilities)	1,539,899	366,951
			1,965,611
	China 22.0%
	361 Degrees International, Ltd. (Textiles, Apparel & Luxury Goods)	577,000	189,615
	Agricultural Bank of China, Ltd. Class H (Banks)	1,448,000	521,593
	Air China, Ltd. Class H (Airlines)	330,000	212,572
	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (b)	8,500	569,755
	APT Satellite Holdings, Ltd. (Diversified Telecommunication Services)	5,750	4,179
	Asia Cement China Holdings Corp. (Construction Materials)	64,500	13,319
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	134,000	60,396
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (b)	1,300	212,251
	Bank of China, Ltd. Class H (Banks)	2,196,000	869,208
	Baoye Group Co., Ltd. Class H (Construction & Engineering)	26,000	15,558
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	214,000	194,603
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	491,000	330,682
	Boer Power Holdings, Ltd. (Electrical Equipment) (c)	167,000	292,919
	CECEP COSTIN New Materials Group, Ltd. (Textiles, Apparel & Luxury Goods)	255,000	20,428
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	228,000	88,710
	China Construction Bank Corp. Class H (Banks)	882,000	545,747
	China Everbright Bank Co., Ltd. Class H (Banks)	784,000	370,770
	China Everbright, Ltd. (Capital Markets)	122,000	254,884
	China Hongqiao Group, Ltd. (Metals & Mining) (c)	102,000	54,995
	China International Marine Containers Group Co., Ltd. Class H (Machinery)	86,200	136,888
	China Lesso Group Holdings, Ltd. (Building Products)	381,000	210,707
	China Life Insurance Co., Ltd. Class H (Insurance)	38,000	91,533
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	307,000	177,242
	China Merchants Bank Co., Ltd. Class H (Banks)	13,000	25,276
	China Minsheng Banking Corp., Ltd. Class H (Banks)	129,500	115,736
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	150,000	1,641,565
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	972,000	546,429
	China Power International Development, Ltd. (Independent Power & Renewable Electricity Producers)	156,000	69,791
	China Resources Beer Holdings Co., Ltd. (Food & Staples Retailing)	208,000	328,341
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	176,000	301,508
	China Southern Airlines Co., Ltd. Class H (Airlines)	370,000	223,355
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,128,000	532,601
	Chlitina Holding, Ltd. (Personal Products)	30,000	296,891
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	505,000	255,961
	CITIC, Ltd. (Industrial Conglomerates)	40,000	57,126
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	416,000	421,758
	CNOOC, Ltd., Sponsored ADR (Oil, Gas & Consumable Fuels)	500	50,785
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	898,000	236,403
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	392,000	466,804
	Dongyue Group, Ltd. (Chemicals)	625,000	120,533
	Evergrande Real Estate Group, Ltd. (Real Estate Management & Development) (c)	717,000	480,356
	Far East Horizon, Ltd. (Diversified Financial Services)	134,000	102,788
	Geely Automobile Holdings, Ltd. (Automobiles)	915,000	389,802
	GF Securities Co., Ltd. Class H (Capital Markets) (b)(c)	201,800	409,391
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	277,600	301,759
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	646,000	523,193
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	1,575,000	826,060
	Jiangnan Group, Ltd. (Electrical Equipment)	572,000	84,991
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	282,000	336,481
	Kingsoft Corp., Ltd. (Software)	81,000	176,305
	Longfor Properties Co., Ltd. (Real Estate Management & Development)	37,000	46,911
	Maoye International Holdings, Ltd. (Multiline Retail) (c)	661,000	71,819
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	459,700	106,346
	NetEase, Inc., Sponsored ADR (Internet Software & Services)	3,700	577,718
	New China Life Insurance Co., Ltd. Class H (Insurance)	58,000	196,754
	New Oriental Education & Technology Group, Inc., Sponsored ADR (Diversified Consumer Services)	7,300	229,293
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	212,000	53,931
	People's Insurance Co. Group of China, Ltd. (The) Class H (Insurance)	150,000	60,514
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	107,500	492,114
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (b)	3,458,000	303,601
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	35,500	22,658
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	56,000	77,463
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	137,000	300,823
	Shanghai Pharmaceuticals Holding Co., Ltd. Class H (Health Care Providers & Services)	66,000	128,489
	SINA Corp. (Internet Software & Services) (b)	6,900	317,055
	Sinopharm Group Co., Ltd. Class H (Health Care Providers & Services)	28,400	99,380
¤	Tencent Holdings, Ltd. (Internet Software & Services)	142,500	2,692,121
	Tianjin Development Holdings, Ltd. (Multi-Utilities)	66,000	32,185
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	430,000	59,939
	Universal Health International Group Holding, Ltd. (Health Care Providers & Services) (c)	320,000	39,792
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	387,000	172,775
	Welling Holding, Ltd. (Household Durables)	168,000	27,298
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	348,000	278,993
	Xinjiang Goldwind Science & Technology Co., Ltd. Class H (Electrical Equipment) (c)	61,400	80,466
	XTEP International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	621,500	277,302
	Yuexiu Transport Infrastructure, Ltd. (Transportation Infrastructure)	278,000	161,564
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	396,000	343,939
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	1,352,000	306,204
	ZTE Corp. Class H (Communications Equipment)	152,800	277,125
			22,595,115
	Colombia 0.2%
	Almacenes Exito S.A. (Food & Staples Retailing)	45,943	190,910
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	185,395	58,174
			249,084
	Czech Republic 0.1%
	CEZ A.S. (Electric Utilities)	5,782	96,000

	Egypt 0.8%
	Commercial International Bank Egypt S.A.E. (Banks)	177,252	710,815
	Telecom Egypt Co. (Diversified Telecommunication Services)	163,720	127,546
			838,361
	Hong Kong 1.7%
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (b)	427,000	327,843
	EVA Precision Industrial Holdings, Ltd. (Machinery)	124,000	17,478
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment) (c)	2,601,000	335,880
	Golden Meditech Holdings, Ltd. (Health Care Providers & Services)	68,000	9,072
	Huabao International Holdings, Ltd. (Chemicals)	122,000	45,467
	NetDragon Websoft, Inc. (Software)	42,500	108,936
	Real Nutriceutical Group, Ltd. (Personal Products) (c)	1,805,000	164,706
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	143,000	203,184
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	536,000	369,890
	Skyworth Digital Holdings, Ltd. (Household Durables)	342,000	178,330
			1,760,786
	Hungary 1.3%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	10,042	488,308
	OTP Bank PLC (Banks)	24,734	525,626
	Richter Gedeon Nyrt (Pharmaceuticals)	18,588	362,697
			1,376,631
	India 10.0%
	Aditya Birla Fashion & Retail, Ltd. (Textiles, Apparel & Luxury Goods)	16,484	53,913
	Aditya Birla Nuvo, Ltd. (Industrial Conglomerates)	3,170	41,039
	Andhra Bank (Banks)	227,149	175,361
	Ashok Leyland, Ltd. (Machinery)	113,956	151,665
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	59,773	742,623
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	37,214	489,465
	Ceat, Ltd. (Auto Components)	20,720	291,146
	Cipla, Ltd. (Pharmaceuticals)	21,772	190,437
	Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	9,290	25,420
	Divi's Laboratories, Ltd. (Life Sciences Tools & Services)	40,066	675,747
	Dr. Reddy's Laboratories, Ltd. (Pharmaceuticals)	3,651	166,040
	eClerx Services, Ltd. (IT Services)	1,388	28,610
	Great Eastern Shipping Co., Ltd. (The) (Oil, Gas & Consumable Fuels)	11,177	55,659
	Gujarat State Fertilizers & Chemicals, Ltd. (Chemicals)	170,868	177,070
	Hindalco Industries, Ltd. (Metals & Mining)	108,581	113,549
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	11,951	208,707
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	31,246	330,000
	Indian Bank (Banks)	53,777	73,216
¤	Infosys, Ltd. (IT Services)	97,826	1,691,321
	Jammu & Kashmir Bank, Ltd. (The) (Banks)	36,097	38,240
	Karnataka Bank, Ltd. (The) (Banks)	119,033	174,544
	KPIT Technologies, Ltd. (Software)	29,976	64,852
	Manappuram Finance, Ltd. (Consumer Finance)	435,605	184,788
	Marico, Ltd. (Personal Products)	2	7
	Mphasis, Ltd. (IT Services)	8,763	59,492
	NIIT Technologies, Ltd. (Software)	30,671	249,383
	Piramal Enterprises, Ltd. (Pharmaceuticals)	4,128	60,610
	Power Finance Corp., Ltd. (Diversified Financial Services)	77,538	201,319
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	74,311	211,784
	Shipping Corp. of India, Ltd. (Marine) (b)	53,456	65,186
	Sintex Industries, Ltd. (Building Products)	216,967	255,031
	SRF, Ltd. (Textiles, Apparel & Luxury Goods)	8,168	140,854
¤	Tata Motors, Ltd. (Automobiles) (b)	89,429	448,403
¤	Tata Motors, Ltd. Class A DVR (Automobiles) (b)	113,162	444,729
	Tata Steel, Ltd. (Metals & Mining)	74,365	275,888
	Tech Mahindra, Ltd. (IT Services)	60,405	448,692
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	8,356	173,619
	Union Bank of India (Banks)	98,307	190,811
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	13,537	157,853
	Vedanta, Ltd. (Metals & Mining)	37,097	39,898
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	27,493	339,394
	Wipro, Ltd. (IT Services)	24,221	201,823
	Zensar Technologies, Ltd. (Software)	10,622	141,755
			10,249,943
	Indonesia 1.5%
	Global Mediacom Tbk PT (Media)	808,600	47,151
¤	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	3,682,000	903,127
	United Tractors Tbk PT (Machinery)	445,600	570,135
			1,520,413
	Malaysia 3.0%
	AirAsia BHD (Airlines)	731,400	251,262
	Berjaya Auto BHD (Specialty Retail)	129,720	67,972
	Felda Global Ventures Holdings BHD (Food Products)	160,900	67,069
	Hong Leong Financial Group BHD (Banks)	8,400	27,984
	IHH Healthcare BHD (Health Care Providers & Services)	186,600	295,221
	IOI Properties Group BHD (Real Estate Management & Development)	168,200	86,816
	Malayan Banking BHD (Banks)	127,300	263,232
	Malaysia Building Society BHD (Thrifts & Mortgage Finance)	263,300	92,146
	MISC BHD (Marine)	338,400	715,043
	Press Metal BHD (Metals & Mining)	136,600	61,442
	Public Bank BHD (Banks)	160,100	710,627
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	443,900	55,698
	Top Glove Corp. BHD (Health Care Equipment & Supplies)	247,200	323,227
	YTL Power International BHD (Multi-Utilities)	228,900	81,014
			3,098,753
	Mexico 5.3%
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	1,862,704	1,316,584
	Arca Continental S.A.B. de C.V. (Beverages)	106,500	639,784
	Empresas ICA S.A.B. de C.V. (Construction & Engineering) (b)(c)	227,000	60,574
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	60,400	121,015
	Gentera S.A.B. de C.V. (Consumer Finance)	201,300	361,142
	Gruma S.A.B. de C.V. Class B (Food Products)	54,100	815,478
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	8,700	73,268
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	34,450	471,420
	Grupo Bimbo S.A.B. de C.V. Series A (Food Products) (b)	31,800	88,802
	Grupo Lala S.A.B. de C.V. (Food Products)	178,300	422,507
	Grupo Mexico S.A.B. de C.V. Series B (Metals & Mining)	64,500	125,104
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (b)	388,621	364,029
	Telesites S.A.B. de C.V. (Diversified Telecommunication Services) (b)(c)	93,135	56,484
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	212,800	534,178
			5,450,369
	Peru 0.0%‡
	Ferreycorp SAA (Trading Companies & Distributors)	90,660	31,867

	Philippines 0.9%
	Cebu Air, Inc. (Airlines)	114,840	186,312
	Globe Telecom, Inc. (Wireless Telecommunication Services)	13,170	516,918
	Metro Pacific Investments Corp. (Diversified Financial Services)	1,459,100	169,161
			872,391
	Poland 1.5%
	Asseco Poland S.A. (Software)	10,601	146,124
	Cyfrowy Polsat S.A. (Media) (b)	19,114	101,068
	Enea S.A. (Electric Utilities)	102,577	295,631
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (b)	11,609	73,030
	KGHM Polska Miedz S.A. (Metals & Mining)	4,430	63,345
	PGE Polska Grupa Energetyczna S.A. (Electric Utilities)	90,090	305,728
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	25,485	202,522
	Tauron Polska Energia S.A. (Electric Utilities)	440,598	293,582
			1,481,030
	Republic of Korea 14.0%
	CJ CheilJedang Corp. (Food Products) (b)	1,155	399,965
	CJ Hellovision Co., Ltd. (Media) (b)	3,089	31,132
	Crown Confectionery Co., Ltd. (Food Products) (b)	183	90,634
	Daekyo Co., Ltd. (Diversified Consumer Services)	8,195	62,462
	Daelim Industrial Co., Ltd. (Construction & Engineering) (b)	4,809	316,664
	Daewoo Engineering & Construction Co., Ltd. (Construction & Engineering) (b)	45,322	211,318
	Daou Technology, Inc. (Internet Software & Services) (b)	12,389	213,874
	DGB Financial Group, Inc. (Banks) (b)	29,763	222,705
	Dongbu Insurance Co., Ltd. (Insurance) (b)	5,187	295,877
	E-MART, Inc. (Food & Staples Retailing)	2,266	311,793
	GS Engineering & Construction Corp. (Construction & Engineering) (b)	13,710	293,568
	GS Holdings, Corp. (Oil, Gas & Consumable Fuels) (b)	6,638	281,884
	GS Retail Co., Ltd. (Food & Staples Retailing) (b)	7,066	389,118
	Hana Financial Group, Inc. (Banks)	19,180	345,743
	Hanil Cement Co., Ltd. (Construction Materials) (b)	149	12,356
	Hankook Tire Co., Ltd. (Auto Components) (b)	5,929	231,483
	Hanmi Pharm Co., Ltd. (Pharmaceuticals) (b)	565	334,597
	Hanwha Chemical Corp. (Chemicals) (b)	15,732	346,771
	Hanwha Corp. (Industrial Conglomerates) (b)	8,293	256,017
	Hanwha Life Insurance Co., Ltd. (Insurance) (b)	34,077	198,705
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (b)	15,088	51,458
	Hyosung Corp. (Chemicals) (b)	3,406	311,448
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering) (b)	8,136	309,617
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering) (b)	11,293	349,963
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance) (b)	9,619	260,845
	Hyundai Mipo Dockyard Co., Ltd. (Machinery) (b)	1,434	88,009
	Hyundai Mobis Co., Ltd. (Auto Components) (b)	1,872	405,933
¤	Hyundai Motor Co. (Automobiles)	6,121	686,097
	Hyundai Steel Co. (Metals & Mining)	8,912	367,296
	Industrial Bank of Korea (Banks) (b)	27,668	267,323
	Interpark Holdings Corp. (Internet & Catalog Retail) (b)	12,471	113,128
	IS Dongseo Co., Ltd. (Building Products) (b)	772	23,993
	Kangwon Land, Inc. (Hotels, Restaurants & Leisure) (b)	6,106	210,628
	KB Financial Group, Inc. (Banks) (b)	2,671	68,614
	Kia Motors Corp. (Automobiles)	12,074	461,278
	Korea District Heating Corp. (Gas Utilities) (b)	50	2,484
	Korea Electric Power Corp. (Electric Utilities) (b)	13,162	579,724
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	39	3,268
	Korea Investment Holdings Co., Ltd. (Capital Markets) (b)	1,859	72,993
	Korea Petrochemical Industry Co., Ltd. (Chemicals) (b)	275	46,347
	KT Corp. (Diversified Telecommunication Services)	9,563	218,022
	KT&G Corp. (Tobacco)	6,306	545,281
	Kumho Petrochemical Co., Ltd. (Chemicals) (b)	2,616	111,656
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	11,774	214,564
	LG Uplus Corp. (Diversified Telecommunication Services)	30,714	249,116
	Lotte Chemical Corp. (Chemicals) (b)	1,837	425,054
	NH Investment & Securities Co., Ltd. (Capital Markets) (b)	2,315	18,647
	Partron Co., Ltd. (Electronic Equipment, Instruments & Components)	25,595	233,127
	S&T Motiv Co., Ltd. (Auto Components) (b)	602	42,546
	S-Oil Corp. (Oil, Gas & Consumable Fuels)	816	53,739
	Samyang Holdings Corp. (Food Products) (b)	234	34,712
	Seah Besteel Corp. (Metals & Mining) (b)	4,669	98,695
	Shinsegae Co., Ltd. (Multiline Retail)	886	158,055
	SK Holdings Co., Ltd. (Industrial Conglomerates) (b)	2,101	418,295
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	24,391	564,083
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels) (b)	4,089	452,353
	SL Corp. (Auto Components) (b)	1,871	27,394
	Soulbrain Co., Ltd. (Chemicals) (b)	8,856	280,706
	Value Added Technologies Co., Ltd. (Health Care Equipment & Supplies) (b)	6,817	275,809
	Yuhan Corp. (Pharmaceuticals) (b)	1,243	347,663
			14,296,629
	Russia 1.7%
	Gazprom PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	39,303	142,170
	Lukoil PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	7,082	241,051
	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	7,261	84,548
	Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	54,700	382,900
	Severstal PAO, GDR (Metals & Mining)	36,314	293,868
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	21,568	120,712
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	57,744	282,271
	Tatneft PAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	8,102	220,135
			1,767,655
	Singapore 0.0%‡
	China Yuchai International, Ltd. (Machinery)	2,900	27,231

	South Africa 5.2%
	Astral Foods, Ltd. (Food Products)	21,630	133,099
	Barclays Africa Group, Ltd. (Banks)	47,162	428,820
	Barloworld, Ltd. (Trading Companies & Distributors)	64,107	286,543
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	20,057	76,805
	FirstRand, Ltd. (Diversified Financial Services)	232,669	658,533
	Gold Fields, Ltd. (Metals & Mining)	73,188	247,789
	Imperial Holdings, Ltd. (Distributors)	6,605	51,186
	Investec, Ltd. (Capital Markets)	55,341	362,022
	Liberty Holdings, Ltd. (Insurance)	48,404	341,721
	MMI Holdings, Ltd. (Insurance)	34,822	49,881
	Mondi, Ltd. (Paper & Forest Products)	13,090	217,422
	Mpact, Ltd. (Containers & Packaging)	4,902	13,146
¤	Naspers, Ltd. Class N (Media)	12,610	1,592,052
	Nedbank Group, Ltd. (Banks)	15,862	187,922
	Redefine Properties, Ltd. (Real Estate Investment Trusts)	9,741	5,842
	Sappi, Ltd. (Paper & Forest Products) (b)	73,161	332,607
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	79,668	322,220
			5,307,610
	Taiwan 14.8%
	Casetek Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	58,000	302,507
	Cathay Financial Holding Co., Ltd. (Insurance)	756,000	828,866
	China Airlines, Ltd. (Airlines) (b)	314,000	106,690
	China Life Insurance Co., Ltd. (Insurance)	478,000	341,445
	China Motor Corp. (Automobiles)	16,000	10,180
¤	Chunghwa Telecom Co., Ltd. (Diversified Telecommunication Services)	333,000	1,029,916
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,186,000	689,678
	CTBC Financial Holding Co., Ltd. (Banks)	524,229	246,881
	Elite Material Co., Ltd. (Electronic Equipment, Instruments & Components)	182,000	317,155
	Far EasTone Telecommunications Co., Ltd. (Wireless Telecommunication Services)	120,000	247,735
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	285,000	315,758
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	339,108	795,243
	Innolux Corp. (Electronic Equipment, Instruments & Components)	2,505,000	716,644
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	75,000	22,614
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	338,000	771,962
	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	47,000	342,564
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	590,000	739,401
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	335,000	705,158
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	152,000	175,220
	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	283,000	558,159
	Rechi Precision Co., Ltd. (Machinery)	71,670	52,338
	Ruentex Industries, Ltd. (Textiles, Apparel & Luxury Goods)	343,000	566,674
	Shin Kong Financial Holding Co., Ltd. (Insurance)	2,490,296	479,231
	Shin Zu Shing Co., Ltd. (Machinery)	63,000	235,393
	Siliconware Precision Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	40,386	62,437
	Taishin Financial Holding Co., Ltd. (Banks)	1,575,523	512,810
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	684,000	2,918,605
	Transcend Information, Inc. (Semiconductors & Semiconductor Equipment)	36,000	97,976
	Tung Thih Electronic Co., Ltd. (Auto Components)	35,000	395,275
	Wisdom Marine Lines Co., Ltd. (Marine) (b)	98,000	104,803
	WPG Holdings, Ltd. (Electronic Equipment, Instruments & Components)	46,000	44,783
	Yageo Corp. (Electronic Equipment, Instruments & Components)	28,920	45,686
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	195,000	416,934
			15,196,721
	Thailand 2.4%
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	173,900	389,567
	Indorama Ventures PCL, NVDR (Chemicals)	452,400	269,157
	Krung Thai Bank PCL, NVDR (Banks)	1,017,100	500,083
	PTT Global Chemical PCL, NVDR (Chemicals)	386,900	585,591
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	99,900	665,610
	Thanachart Capital PCL, NVDR (Banks)	46,200	49,056
			2,459,064
	Turkey 2.7%
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	101,593	354,154
	Arcelik A.S. (Household Durables)	41,343	215,901
	Dogus Otomotiv Servis ve Ticaret A.S. (Distributors)	48,955	180,304
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	277,379	291,823
	Haci Omer Sabanci Holding A.S. (Diversified Financial Services)	17,313	50,194
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	105,268	625,122
	Tofas Turk Otomobil Fabrikasi A.S. (Automobiles)	62,173	429,414
	Turkiye Is Bankasi Class C (Banks)	217,478	340,846
	Turkiye Sise ve Cam Fabrikalari A.S. (Industrial Conglomerates)	56,411	57,199
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	161,248	206,205
			2,751,162
	Ukraine 0.3%
	Kernel Holding S.A. (Food Products)	22,927	252,322
	Total Common Stocks (Cost $113,482,029)		96,560,395

	Preferred Stocks 2.7%
	Brazil 0.8%
	Banco ABC Brasil S.A. 10.17% (Banks)	36,900	74,265
	Banco do Estado do Rio Grande do Sul S.A. Class B 20.56% (Banks)	400	445
	Braskem S.A. Class A 2.64% (Chemicals)	44,900	269,413
	Cia Energetica de Minas Gerais 10.70% (Electric Utilities)	34,000	50,238
	Cia Paranaense de Energia Class B 4.22% (Electric Utilities)	13,100	72,217
	Gerdau S.A. 4.99% (Metals & Mining)	27,200	24,481
	Itau Unibanco Holding S.A. 3.00% (Banks)	11,395	71,080
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (b)	44,400	53,727
	Suzano Papel e Celulose S.A. Class A 1.85% (Paper & Forest Products)	16,100	64,202
	Vale S.A. 12.78% (Metals & Mining)	56,100	101,546
			781,614
	Chile 0.2%
	Embotelladora Andina S.A. Class B 3.50% (Beverages)	33,313	93,859
	Sociedad Quimica y Minera de Chile S.A. Class B 2.83% (Chemicals)	4,809	77,177
			171,036
	Colombia 0.4%
	Avianca Holdings S.A. 10.88% (Airlines)	227,189	106,933
	Banco Davivienda S.A. 3.31% (Banks)	34,113	240,688
	Bancolombia S.A. 3.33% (Banks)	13,474	98,433
			446,054
	Republic of Korea 1.3%
¤	Hyundai Motor Co. 1.01% (Automobiles)	2,292	186,522
¤	4.04% (Automobiles)	1,426	121,371
	LG Chem, Ltd. 2.23% (Chemicals)	1,583	288,720
	Samsung Electronics Co., Ltd. 2.23% (Technology Hardware, Storage & Peripherals)	885	740,323
			1,336,936
	Total Preferred Stocks (Cost $3,655,451)		2,735,640

		Number of Warrants
	Warrants 0.0%‡
	Thailand 0.0%‡
	Jasmine International PCL Strike Price $4.30 Expires 7/5/20 (Diversified Telecommunication Services) (b)	506,078	7,506

	Total Warrants (Cost $0)		7,506

		Principal Amount
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	United States 3.1%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $3,234,981 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/19, with a Principal Amount of $3,100,000 and a Market Value of $3,301,500) (Capital Markets)	$3,234,973	3,234,973
	Total Short-Term Investment (Cost $3,234,973)		3,234,973
	Total Investments, Before Investments Sold Short (Cost $120,372,453) (e)	100.0%	102,538,514

		Shares
	Investment Sold Short (1.2%)
	Exchange-Traded Fund Sold Short (1.2%)(d)
	United States (1.2%)
	iShares MSCI Emerging Markets ETF (Capital Markets)	(41,981)	(1,283,779)
	Total Exchange-Traded Fund Sold Short (Proceeds $1,283,550)		(1,283,779)
	Total Investments, Net of Investments Sold Short (Cost $119,088,903)	98.8	101,254,735
	Other Assets, Less Liabilities	1.2	1,248,052
	Net Assets	100.0%	$102,502,787

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of January 31, 2016, the market value of securities loaned was $1,814,005 and the Fund received non-cash collateral in the amount of $1,717,845.
(d)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(e)	As of January 31, 2016, cost was $121,370,546 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$3,653,084
Gross unrealized depreciation	(22,485,116)
Net unrealized depreciation	$(18,832,032)

Total Return Equity Swap Contracts

Open OTC total return equity swap contracts as of January 31, 2016 were as follows1:

Counterparty	Reference Obligation	Rate(s) Paid by the Fund	Termination Date(s)	Shares Long/(Short)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
Brazil
Merrill Lynch	Arezzo Industria e Comercio S.A.	1 Month LIBOR BBA minus 6.00%	5/27/2016-2/6/2017	(40,200)	$(279)	$88,899
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 8.50%	2/10/2016-2/6/2017	(89,800)	(570)	274,229
Merrill Lynch	Bradespar S.A.	1 Month LIBOR BBA minus 0.50%	1/17/2017	(236,700)	(321)	125,516
Merrill Lynch	Cia Brasileira de Distribuicao	1 Month LIBOR BBA minus 3.00%	11/29/2016-11/30/2016	(25,900)	(337)	88,825
Merrill Lynch	CPFL Energia S.A.	1 Month LIBOR BBA minus 1.30%	12/27/2016	(86,632)	(377)	23,669
Merrill Lynch	Duratex S.A.	1 Month LIBOR BBA minus 5.00%	1/17/2017	(38,800)	(61)	9,273
Merrill Lynch	EcoRodovias Infraestrutura e Logistica S.A.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(99,300)	(137)	38,499
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de S.A.o Paulo S.A.	1 Month LIBOR BBA minus 3.30%	2/10/2016-12/23/2016	(104,300)	(361)	155,380
Merrill Lynch	Hypermarcas S.A.	1 Month LIBOR BBA minus 2.40%	1/17/2017	(52,500)	(301)	6,877
Merrill Lynch	International Meal Co Alimentacao S.A.	1 Month LIBOR BBA minus 1.20%	5/27/2016-2/6/2017	(46,500)	(109)	67,579
Merrill Lynch	JSL S.A.	1 Month LIBOR BBA minus 10.00%	12/23/2016	(5,700)	(13)	3,468
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 13.50%	7/22/2016	(5,100)	(80)	15,807
Merrill Lynch	Localiza Rent a Car S.A.	1 Month LIBOR BBA minus 9.60%	11/29/2016-11/30/2016	(30,900)	(203)	35,491
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 2.50%	4/11/2016-11/30/2016	(100,400)	(335)	46,860
Merrill Lynch	Lojas Americanas S.A.	1 Month LIBOR BBA minus 25.00%	1/17/2017	(64,300)	(310)	9,530
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 2.00%	8/1/2016	(117,500)	(86)	26,877
Merrill Lynch	Marfrig Global Foods S.A.	1 Month LIBOR BBA minus 3.50%	10/18/2016	(1,800)	(3)	460
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 1.50%	2/10/2016-12/23/2016	(84,300)	(167)	113,580
Merrill Lynch	Minerva S.A.	1 Month LIBOR BBA minus 4.50%	8/1/2016	(20,400)	(73)	11,202
Merrill Lynch	Minerva S.A.	1 Month LIBOR BBA minus 4.50%	9/19/2016	(29,400)	(97)	7,443
Merrill Lynch	SLC Agricola S.A.	1 Month LIBOR BBA plus 0.60%	1/17/2017	7,900	32	387
Merrill Lynch	Tim Participacoes S.A.	1 Month LIBOR BBA minus 0.85%	10/17/2016	(98,200)	(217)	60,640
Merrill Lynch	Tim Participacoes S.A.	1 Month LIBOR BBA minus 1.00%	10/18/2016	(42,100)	(90)	23,415
Merrill Lynch	Tim Participacoes S.A.	1 Month LIBOR BBA minus 1.50%	3/9/2016	(24,800)	(108)	68,942
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 16.00%	4/12/2016-8/1/2016	(347,900)	(469)	397,035
Chile
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60%	12/23/2016-2/6/2017	101,402	221	8,763
China
Merrill Lynch	Aluminum Corp of China, Ltd.	1 Month LIBOR BBA minus 1.50%	10/17/2016-10/18/2016	(982,000)	(341)	47,103
Merrill Lynch	BBMG Corp.	1 Month LIBOR BBA minus 3.50%	1/16/2017	(333,000)	(211)	27,321
Merrill Lynch	CGN Power Co., Ltd.	1 Month LIBOR BBA minus 0.50%	1/16/2017	(390,000)	(135)	20,905
Merrill Lynch	China COSCO Holdings Co., Ltd.	1 Month LIBOR BBA minus 4.00%	6/7/2016-6/8/2016	(727,000)	(546)	288,473
Merrill Lynch	China Molybdenum Co., Ltd.	1 Month LIBOR BBA minus 2.50%	4/12/2016	(141,000)	(29)	9,007
Merrill Lynch	China Oilfield Services, Ltd.	1 Month LIBOR BBA minus 0.50%	1/16/2017	(44,000)	(38)	6,188
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00%	6/7/2016-2/6/2017	(1,171,000)	(466)	241,942
Merrill Lynch	China Suntien Green Energy Corp., Ltd.	1 Month LIBOR BBA minus 3.00%	3/9/2016-8/2/2016	(319,000)	(68)	32,323
Merrill Lynch	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 6.00%	1/16/2017	(88,000)	(174)	54,575
Merrill Lynch	CSSC Offshore and Marine Engineering Group Co., Ltd.	1 Month LIBOR BBA minus 6.50%	1/16/2017	(16,000)	(32)	9,936
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 7.50%	1/16/2017	(78,000)	(32)	189
Merrill Lynch	Dongfang Electric Corp., Ltd.	1 Month LIBOR BBA minus 3.00%	6/8/2016	(28,600)	(61)	38,002
Merrill Lynch	Dongfang Electric Corp., Ltd.	1 Month LIBOR BBA minus 4.00%	11/29/2016-12/2/2016	(198,800)	(236)	76,188
Merrill Lynch	Huadian Fuxin Energy Corp., Ltd.	1 Month LIBOR BBA minus 1.00%	1/16/2017	(818,000)	(213)	54,467
Merrill Lynch	Lianhua Supermarket Holdings Co., Ltd.	1 Month LIBOR BBA minus 3.50%	11/29/2016-11/30/2016	(95,000)	(45)	14,091
Merrill Lynch	Sinopec Oilfield Service Corp.	1 Month LIBOR BBA minus 8.50%	11/29/2016-1/16/2017	(676,000)	(201)	53,697
Merrill Lynch	Tianjin Capital Environmental Protection Group Co., Ltd.	1 Month LIBOR BBA minus 1.00%	8/2/2016	(6,000)	(5)	812
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 4.00%	6/7/2016-6/8/2016	(161,500)	(107)	16,062
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 5.00%	3/7/2016-3/9/2016	(94,500)	(57)	3,989
Hong Kong
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50%	7/25/2016-11/14/2016	(184,959)	(83)	8,172
Merrill Lynch	Brilliance China Automotive Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	1/16/2017	(212,000)	(285)	81,995
Merrill Lynch	China Pioneer Pharma Holdings, Ltd.	1 Month LIBOR BBA minus 8.00%	10/18/2016	(39,000)	(17)	8,344
Merrill Lynch	China Pioneer Pharma Holdings, Ltd.	1 Month LIBOR BBA minus 12.00%	10/17/2016	(11,000)	(5)	2,172
Merrill Lynch	Cosmo Lady China Holdings Co., Ltd.	1 Month LIBOR BBA minus 5.50%	1/16/2017	(46,000)	(42)	557
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 2.00%	8/2/2016-9/26/2016	(158,000)	(32)	10,955
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 3.50%	9/26/2016	(2,000)	-	99
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00%	8/15/2016-8/24/2016	(174,000)	(101)	28,126
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.00%	11/29/2016-11/30/2016	(510,500)	(261)	26,207
Merrill Lynch	Microport Scientific Corp.	1 Month LIBOR BBA minus 6.50%	6/8/2016	(49,000)	(24)	1,405
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50%	4/13/2016	(4,000)	(3)	852
Merrill Lynch	SSY Group, Ltd.	1 Month LIBOR BBA minus 0.75%	6/7/2016-6/8/2016	(574,907)	(224)	75,247
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.65%	9/26/2016	8,900	143	22,256
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 8.00%	6/8/2016-8/2/2016	(276,000)	(112)	70,990
Merrill Lynch	Xinchen China Power Holdings, Ltd.	1 Month LIBOR BBA minus 9.00%	6/7/2016	(118,000)	(50)	32,190
Merrill Lynch	Yashili International Holdings, Ltd.	1 Month LIBOR BBA minus 8.50%	6/7/2016-6/8/2016	(273,000)	(91)	29,982
Hungary
Merrill Lynch	OTP Bank PLC	1 Month LIBOR BBA plus 0.80%	11/30/2016	14,650	284	25,867
Merrill Lynch	Richter Gedeon Nyrt	1 Month LIBOR BBA plus 0.80%	10/17/2016-11/30/2016	20,569	332	68,071
Indonesia
Merrill Lynch	Surya Citra Media Tbk PT	1 Month LIBOR BBA minus 5.00%	11/29/2016-11/30/2016	(298,600)	(63)	4,493
Merrill Lynch	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.00%	3/10/2016-6/8/2016	(527,200)	(175)	34,546
Mexico
Merrill Lynch	Arca Continental S.A.B. de C.V.	1 Month LIBOR BBA plus 0.45%	2/18/2016	17,600	-	4,958
Merrill Lynch	Banregio Grupo Financiero S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	10/17/2016-1/17/2017	(55,000)	(292)	34,618
Merrill Lynch	Cemex S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	11/29/2016-11/30/2016	(565,200)	(363)	107,701
Merrill Lynch	Genomma Lab Internacional S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	11/29/2016-1/17/2017	(411,700)	(303)	26,052
Merrill Lynch	Grupo Financiero Inbursa S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	10/17/2016-10/18/2016	(77,500)	(169)	45,760
Merrill Lynch	Grupo Financiero Santander Mexico S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	11/29/2016-11/30/2016	(113,700)	(207)	32,699
Merrill Lynch	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	8/1/2016-1/17/2017	(92,500)	(250)	55,415
Merrill Lynch	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	3/7/2016-12/23/2016	(102,200)	(387)	89,480
Merrill Lynch	Infraestructura Energetica Nova S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	7/29/2016-11/30/2016	(78,400)	(378)	72,198
Merrill Lynch	Kimberly-Clark de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	10/17/2016	76,500	179	3,532
Merrill Lynch	Kimberly-Clark de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	10/18/2016	117,000	270	7,376
Merrill Lynch	Kimberly-Clark de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	11/30/2016	68,600	163	640
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	4/11/2016-11/14/2016	(138,800)	(111)	50,489
Merrill Lynch	Wal-Mart de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	9/19/2016	211,500	501	29,737
Peru
Merrill Lynch	Cia de Minas Buenaventura SAA	1 Month LIBOR BBA minus 1.25%	1/17/2017	(52,300)	(220)	10,645
Poland
Merrill Lynch	Alior Bank S.A.	1 Month LIBOR BBA minus 1.00%	11/29/2016-11/30/2016	(10,186)	(213)	63,238
Merrill Lynch	Alior Bank S.A.	1 Month LIBOR BBA minus 1.25%	10/18/2016	(1,899)	(43)	15,474
Merrill Lynch	Bank Handlowy w Warszawie S.A.	1 Month LIBOR BBA minus 0.75%	11/29/2016-11/30/2016	(2,201)	(45)	4,701
Merrill Lynch	Bank Millennium S.A.	1 Month LIBOR BBA minus 0.75%	10/17/2016-10/18/2016	(111,454)	(183)	36,050
Merrill Lynch	Bank Pekao S.A.	1 Month LIBOR BBA minus 0.75%	11/29/2016-11/30/2016	(4,432)	(172)	23,069
Merrill Lynch	Bank Zachodni WBK S.A.	1 Month LIBOR BBA minus 0.75%	10/17/2016-11/30/2016	(3,170)	(256)	54,185
Merrill Lynch	CCC S.A.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(5,715)	(195)	27,710
Merrill Lynch	CCC S.A.	1 Month LIBOR BBA minus 2.00%	11/29/2016-11/30/2016	(3,604)	(159)	54,328
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 5.00%	3/7/2016-8/1/2016	(450,073)	(210)	161,229
Merrill Lynch	Getin Noble Bank S.A.	1 Month LIBOR BBA minus 8.00%	10/17/2016-10/18/2016	(943,583)	(222)	118,168
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00%	7/15/2016	(4,857)	(17)	6,517
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 6.00%	2/8/2016	(15,346)	(91)	57,460
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 8.00%	5/9/2016	(7,726)	(37)	20,236
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 8.75%	12/23/2016	(10,258)	(32)	9,963
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 10.00%	11/14/2016-2/6/2017	(21,107)	(57)	11,934
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 16.50%	7/8/2016	(6,413)	(22)	8,080
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 25.00%	5/27/2016	(1,490)	(7)	3,398
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 31.50%	7/22/2016	(6,308)	(20)	6,144
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 5.50%	11/29/2016-11/30/2016	(12)	(24)	7,428
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00%	10/17/2016-2/6/2017	(180)	(317)	81,038
Merrill Lynch	Lubelski Wegiel Bogdanka S.A.	1 Month LIBOR BBA minus 6.00%	8/1/2016	(559)	(8)	3,819
Merrill Lynch	mBank S.A.	1 Month LIBOR BBA minus 0.75%	10/17/2016-11/30/2016	(2,823)	(277)	59,742
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	2/8/2016	17,449	243	22,667
Republic of Korea
Merrill Lynch	Com2uSCorp.	1 Month LIBOR BBA plus 0.65%	1/17/2017	2,285	211	47,597
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00%	9/26/2016-11/14/2016	(30,187)	(150)	19,935
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 6.00%	6/8/2016-8/1/2016	(7,285)	(35)	3,286
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00%	7/22/2016-10/31/2016	(14,450)	(72)	40,800
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 7.00%	8/16/2016	(11,650)	(61)	35,706
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 8.00%	4/11/2016-4/12/2016	(8,741)	(56)	36,740
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 3.00%	11/29/2016-11/30/2016	(779)	(67)	4,258
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 4.00%	10/18/2016	(1,433)	(125)	8,975
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 4.50%	8/22/2016	(2,000)	(9)	3,526
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 7.00%	7/29/2016-12/23/2016	(44,565)	(181)	60,869
Merrill Lynch	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 4.50%	10/18/2016-10/21/2016	(153)	(66)	3,703
Merrill Lynch	Hyundai Rotem Co., Ltd.	1 Month LIBOR BBA minus 8.00%	10/17/2016-10/18/2016	(3,000)	(44)	14,142
Merrill Lynch	Interpark Corp.	1 Month LIBOR BBA minus 6.50%	4/12/2016	(2,876)	(53)	2,162
Merrill Lynch	LS Corp.	1 Month LIBOR BBA minus 1.50%	1/17/2017	(1,204)	(41)	3,468
Merrill Lynch	Ottogi Corp.	1 Month LIBOR BBA plus 0.65%	1/17/2017	241	227	56,968
Merrill Lynch	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 4.00%	11/29/2016-1/17/2017	(7,371)	(84)	11,360
Merrill Lynch	POSCO Chemtech Co., Ltd.	1 Month LIBOR BBA minus 5.00%	7/29/2016-8/1/2016	(6,465)	(67)	2,958
Merrill Lynch	Samsung Engineering Co., Ltd.	1 Month LIBOR BBA minus 6.50%	10/17/2016-10/18/2016	(6,039)	(168)	103,999
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 4.00%	10/18/2016	(1,482)	(58)	10,248
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 6.00%	6/8/2016-10/17/2016	(3,691)	(129)	10,296
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	3/7/2016-3/9/2016	(1,121)	(88)	3,270
Merrill Lynch	SM Entertainment Co.	1 Month LIBOR BBA minus 7.75%	11/29/2016-11/30/2016	(1,500)	(60)	6,433
Russia
Merrill Lynch	Novatek OAO	1 Month LIBOR BBA minus 1.00%	6/7/2016-11/30/2016	(2,761)	(263)	25,708
Merrill Lynch	VTB Bank PJSC	1 Month LIBOR BBA minus 6.50%	6/7/2016-6/8/2016	(103,496)	(270)	75,832
South Africa
Merrill Lynch	African Rainbow Minerals, Ltd.	1 Month LIBOR BBA minus 1.00%	10/18/2016	(15,964)	(84)	26,895
Merrill Lynch	Alexander Forbes Group Holdings, Ltd.	1 Month LIBOR BBA minus 1.00%	11/30/2016	(38,306)	(24)	11,122
Merrill Lynch	Anglo American Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	4/11/2016-10/18/2016	(13,552)	(340)	142,848
Merrill Lynch	Anglo American Platinum, Ltd.	1 Month LIBOR BBA minus 1.75%	10/17/2016	(1,849)	(42)	15,005
Merrill Lynch	AngloGold Ashanti, Ltd.	1 Month LIBOR BBA minus 1.00%	11/30/2016	(5,347)	(45)	938
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	10/28/2016-11/14/2016	(43,230)	(29)	12,516
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.75%	3/7/2016-6/8/2016	(47,841)	(87)	68,194
Merrill Lynch	Aspen Pharmacare Holdings, Ltd.	1 Month LIBOR BBA minus 1.00%	11/29/2016-11/30/2016	(16,711)	(373)	90,426
Merrill Lynch	Assore, Ltd.	1 Month LIBOR BBA minus 2.50%	6/7/2016-6/8/2016	(9,301)	(89)	40,167
Merrill Lynch	Famous Brands, Ltd.	1 Month LIBOR BBA minus 2.50%	4/11/2016-4/12/2016	(12,786)	(114)	20,929
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00%	6/7/2016-8/1/2016	(132,582)	(163)	80,083
Merrill Lynch	Impala Platinum Holdings, Ltd.	1 Month LIBOR BBA minus 1.00%	10/18/2016-11/30/2016	(44,451)	(142)	49,143
Merrill Lynch	Massmart Holdings, Ltd.	1 Month LIBOR BBA minus 1.00%	11/30/2016	(1,456)	(12)	3,991
Merrill Lynch	Mr Price Group, Ltd.	1 Month LIBOR BBA minus 1.00%	10/17/2016	(8,357)	(127)	41,350
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	2/8/2016-11/30/2016	(61,653)	(189)	65,720
Merrill Lynch	PPC, Ltd.	1 Month LIBOR BBA minus 1.00%	8/1/2016-11/30/2016	(155,756)	(202)	74,642
Merrill Lynch	Royal Bafokeng Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	3/7/2016-12/2/2016	(56,232)	(181)	82,180
Merrill Lynch	Sappi, Ltd.	1 Month LIBOR BBA plus 0.80%	11/29/2016-11/30/2016	107,571	416	72,298
Taiwan
Merrill Lynch	Acer, Inc.	1 Month LIBOR BBA minus 9.00%	10/18/2016-10/21/2016	(870,000)	(364)	64,764
Merrill Lynch	Advanced Ceramic X Corp.	1 Month LIBOR BBA minus 5.00%	1/16/2017	(38,000)	(253)	34,518
Merrill Lynch	Brogent Technologies, Inc.	1 Month LIBOR BBA minus 7.00%	1/16/2017	(6,000)	(63)	13,746
Merrill Lynch	eMemory Technology, Inc.	1 Month LIBOR BBA minus 4.00%	7/29/2016-8/1/2016	(29,000)	(394)	60,539
Merrill Lynch	GeoVision, Inc.	1 Month LIBOR BBA minus 5.00%	8/15/2016	(20,200)	(54)	12,122
Merrill Lynch	HannStar Display Corp.	1 Month LIBOR BBA minus 11.00%	6/7/2016-6/8/2016	(1,463,000)	(323)	139,804
Merrill Lynch	Hermes Microvision, Inc.	1 Month LIBOR BBA minus 5.50%	11/29/2016-11/30/2016	(9,000)	(346)	128,834
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 4.00%	8/1/2016	(115,000)	(276)	4,131
Merrill Lynch	King Slide Works Co., Ltd.	1 Month LIBOR BBA minus 6.00%	10/18/2016-10/21/2016	(15,000)	(203)	8,707
Merrill Lynch	Macronix International	1 Month LIBOR BBA minus 5.00%	3/7/2016-3/9/2016	(496,000)	(106)	48,300
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00%	6/13/2016	(28,000)	(35)	884
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 9.00%	6/8/2016	(39,000)	(49)	2,026
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 5.50%	1/16/2017	(23,000)	(24)	1,403
Merrill Lynch	Nan Ya Printed Circuit Board Corp.	1 Month LIBOR BBA minus 6.00%	11/29/2016-11/30/2016	(63,000)	(64)	2,276
Merrill Lynch	PChome Online, Inc.	1 Month LIBOR BBA minus 5.00%	10/17/2016-11/30/2016	(34,000)	(408)	104,171
Merrill Lynch	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 4.50%	2/11/2016-2/6/2017	(176,000)	(107)	30,584
Merrill Lynch	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 6.75%	11/14/2016	(3,000)	(2)	85
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.00%	2/11/2016-2/6/2017	(465,000)	(290)	106,916
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.50%	6/7/2016	(17,000)	(10)	3,002
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 3.00%	6/8/2016	(15,000)	(9)	2,711
Merrill Lynch	Wowprime Corp.	1 Month LIBOR BBA minus 6.00%	10/17/2016-2/6/2017	(27,000)	(144)	32,407
Thailand
Merrill Lynch	Energy Absolute PCL	1 Month LIBOR BBA minus 7.00%	1/17/2017	(104,700)	(66)	984
Turkey
Merrill Lynch	Anadolu Efes Biracilik Ve Malt Sanayii AS	1 Month LIBOR BBA minus 2.00%	3/9/2016-8/1/2016	(32,056)	(257)	58,403
Merrill Lynch	Coca-Cola Icecek AS	1 Month LIBOR BBA minus 7.25%	10/17/2016-1/17/2017	(24,633)	(293)	19,931
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 6.00%	2/8/2016	(499,672)	(161)	69,755
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 9.25%	4/11/2016-4/12/2016	(662,033)	(163)	41,899
Merrill Lynch	Dogan Sirketler Grubu Holding AS	1 Month LIBOR BBA minus 10.99%	6/7/2016-6/8/2016	(662,033)	(148)	26,872
Merrill Lynch	Migros Ticaret AS	1 Month LIBOR BBA minus 7.75%	1/17/2017	(19,680)	(114)	7,342
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 7.75%	2/6/2017	(250)	-	13
Merrill Lynch	Tofas Turk Otomobil Fabrikasi AS	1 Month LIBOR BBA plus 0.80%	9/19/2016-10/18/2016	46,865	296	26,335
					$(20,554)	$7,208,470

Counterparty	Reference Obligation	Rate(s) Paid by the Fund	Termination Date(s)	Shares Long/(Short)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Brazil
Merrill Lynch	Ambev S.A.	1 Month LIBOR BBA plus 0.60%	8/1/2016	205,200	$1,256	$(304,128)
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60%	4/11/2016-12/23/2016	80,260	714	(353,901)
Merrill Lynch	Cia Energetica de Minas Gerais	1 Month LIBOR BBA plus 0.60%	9/19/2016	157,700	417	(192,897)
Merrill Lynch	Cia Paranaense de Energia	1 Month LIBOR BBA plus 0.60%	9/19/2016	20,000	184	(74,646)
Merrill Lynch	Embraer S.A.	1 Month LIBOR BBA plus 0.60%	1/17/2017	75,000	568	(27,002)
Merrill Lynch	Estacio Participacoes S.A.	1 Month LIBOR BBA plus 0.60%	10/17/2016-10/18/2016	69,100	242	(40,907)
Merrill Lynch	Itausa - Investimentos Itau S.A.	1 Month LIBOR BBA plus 0.60%	4/11/2016-4/12/2016	196,930	530	(211,538)
Merrill Lynch	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.60%	10/17/2016	145,700	329	(22,052)
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 13.50%	10/17/2016-2/6/2017	(15,400)	(168)	(24,919)
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 1.90%	10/17/2016	(193,700)	(91)	(7,331)
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 2.00%	10/18/2016	(83,000)	(37)	(4,431)
Merrill Lynch	Minerva S.A.	1 Month LIBOR BBA minus 3.25%	3/1/2017	(25,869)	-	(142)
Merrill Lynch	Oi S.A.	1 Month LIBOR BBA minus 9.50%	1/17/2017	(79,700)	(27)	(5,617)
Merrill Lynch	Oi S.A.	1 Month LIBOR BBA minus 10.00%	1/17/2017	(41,600)	(22)	(620)
Merrill Lynch	PDG Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA minus 19.00%	5/16/2016	(752,718)	-	(1,882)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60%	4/12/2016-12/23/2016	276,700	845	(440,072)
Merrill Lynch	Suzano Papel e Celulose S.A.	1 Month LIBOR BBA plus 0.60%	10/17/2016-10/18/2016	38,400	180	(29,072)
Merrill Lynch	Transmissora Alianca de Energia Eletrica S.A.	1 Month LIBOR BBA plus 0.60%	6/7/2016-6/8/2016	11,500	77	(26,737)
Merrill Lynch	Tupy S.A.	1 Month LIBOR BBA plus 0.60%	1/17/2017	10,700	54	(6,220)
Merrill Lynch	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1 Month LIBOR BBA plus 0.60%	1/17/2017	10,900	114	(5,122)
Merrill Lynch	WEG S.A.	1 Month LIBOR BBA minus 0.85%	11/30/2016	(16,500)	(62)	(1,861)
Chile
Merrill Lynch	Banco de Credito e Inversiones	1 Month LIBOR BBA plus 0.60%	11/29/2016-11/30/2016	2,097	86	(4,908)
Merrill Lynch	Corpbanca S.A.	1 Month LIBOR BBA plus 0.60%	11/29/2016-11/30/2016	5,368,424	49	(8,440)
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60%	2/8/2016-4/12/2016	118,512	294	(25,776)
China
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45%	3/9/2016-9/26/2016	1,055,000	593	(180,583)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45%	7/22/2016-10/28/2016	2,259,000	2,035	(665,819)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45%	9/19/2016	380,000	282	(70,752)
Merrill Lynch	Dalian Port PDA Co., Ltd.	1 Month LIBOR BBA minus 5.50%	11/29/2016-12/2/2016	(444,000)	(159)	(17,625)
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45%	4/12/2016-9/26/2016	1,308,000	948	(269,653)
Merrill Lynch	Ping An Insurance Group Co. of China, Ltd.	1 Month LIBOR BBA plus 0.45%	12/6/2016	135,500	798	(194,500)
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 3.50%	2/8/2016	(179,500)	(99)	(2,396)
Hong Kong
Merrill Lynch	Baoxin Auto Group, Ltd.	1 Month LIBOR BBA minus 2.25%	11/29/2016-11/30/2016	(412,000)	(169)	(64,597)
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45%	2/8/2016-12/23/2016	81,500	1,039	(141,266)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45%	7/22/2016-8/15/2016	308,000	412	(99,917)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.65%	9/26/2016	50,000	52	(1,595)
Merrill Lynch	Credit China Holdings, Ltd.	1 Month LIBOR BBA minus 13.25%	6/7/2016-6/8/2016	(300,000)	(76)	(47,658)
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 0.45%	8/15/2016	(113,000)	(44)	(3,903)
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 2.50%	7/29/2016-8/2/2016	(30,942)	(13)	(255)
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 6.00%	8/15/2016	(73,000)	(28)	(2,521)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 6.50%	3/9/2016	(104,606)	(41)	(7,292)
Merrill Lynch	Peak Sport Products Co., Ltd.	1 Month LIBOR BBA plus 0.45%	1/16/2017	118,000	34	(4,674)
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 5.50%	1/16/2017	(88,000)	(44)	(1,578)
Merrill Lynch	SSY Group, Ltd.	1 Month LIBOR BBA minus 3.00%	11/29/2016-11/30/2016	(488,000)	(121)	(5,432)
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45%	8/3/2016	33,300	666	(46,053)
Merrill Lynch	Wisdom Sports Group	1 Month LIBOR BBA minus 10.50%	10/18/2016	(144,000)	(66)	(10,295)
Indonesia
Merrill Lynch	XL Axiata Tbk PT	1 Month LIBOR BBA minus 4.00%	11/29/2016-11/30/2016	(126,600)	(30)	(4,084)
Malta
Merrill Lynch	Brait SE	1 Month LIBOR BBA minus 1.75%	10/17/2016-10/18/2016	(32,793)	(335)	(4,522)
Mexico
Merrill Lynch	Arca Continental S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	11/29/2016-11/30/2016	17,600	111	(6,040)
Merrill Lynch	Grupo Aeroportuario del Pacifico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	1/17/2017	26,100	238	(18,806)
Merrill Lynch	Grupo Aeroportuario del Sureste S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	11/29/2016-11/30/2016	17,600	274	(33,170)
Merrill Lynch	Grupo Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	3/7/2016-11/14/2016	364,700	973	(267,992)
Merrill Lynch	Kimberly-Clark de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60%	11/29/2016	68,600	165	(1,131)
Merrill Lynch	Organizacion Cultiba S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00%	8/22/2016-9/30/2016	(15,800)	(19)	(2,758)
Poland
Merrill Lynch	Polski Koncern Naftowy ORLEN S.A.	1 Month LIBOR BBA plus 0.80%	8/1/2016-2/6/2017	19,092	348	(56,383)
Republic of Korea
Merrill Lynch	Fila Korea, Ltd.	1 Month LIBOR BBA minus 2.50%	1/17/2017	(437)	(34)	(1,538)
Merrill Lynch	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 0.50%	4/11/2016	(66)	(26)	(381)
Merrill Lynch	Hankook Shell Oil Co., Ltd.	1 Month LIBOR BBA minus 7.00%	4/12/2016	(65)	(26)	(354)
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 6.75%	8/16/2016	(1,806)	(12)	(6,481)
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 12.00%	8/16/2016	(4,431)	(28)	(15,901)
Merrill Lynch	Kolon Life Science, Inc.	1 Month LIBOR BBA minus 6.00%	6/7/2016-11/30/2016	(1,340)	(164)	(81,114)
Merrill Lynch	NICE Information Service Co., Ltd.	1 Month LIBOR BBA minus 5.00%	1/17/2017	(13,444)	(103)	(5,705)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65%	3/9/2016-8/16/2016	3,694	4,294	(756,832)
Merrill Lynch	Shinsegae International, Inc.	1 Month LIBOR BBA minus 4.50%	4/11/2016-4/12/2016	(977)	(70)	(4,452)
Merrill Lynch	SK Chemicals Co., Ltd.	1 Month LIBOR BBA minus 4.00%	10/17/2016-10/18/2016	(2,840)	(180)	(10,096)
Merrill Lynch	SM Entertainment Co.	1 Month LIBOR BBA minus 7.50%	1/17/2017	(2,059)	(70)	(3,949)
Russia
Merrill Lynch	Gazprom PAO	1 Month LIBOR BBA plus 0.80%	3/7/2016-8/1/2016	174,662	808	(185,989)
Merrill Lynch	Lukoil PJSC	1 Month LIBOR BBA plus 0.80%	4/11/2016	18,268	819	(209,333)
Merrill Lynch	MMC Norilsk Nickel PJSC	1 Month LIBOR BBA plus 0.80%	9/19/2016	35,911	551	(135,681)
South Africa
Merrill Lynch	African Rainbow Minerals, Ltd.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(58,352)	(143)	(66,553)
Merrill Lynch	AngloGold Ashanti, Ltd.	1 Month LIBOR BBA minus 1.00%	10/17/2016-11/29/2016	(22,763)	(191)	(3,954)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00%	12/23/2016-2/6/2017	(35,621)	(10)	(3,104)
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.50%	2/6/2017	(20,964)	(6)	(2,219)
Merrill Lynch	Barloworld, Ltd.	1 Month LIBOR BBA plus 0.80%	9/19/2016-10/18/2016	59,298	380	(116,243)
Merrill Lynch	Coronation Fund Managers, Ltd.	1 Month LIBOR BBA minus 1.00%	1/17/2017	(41,282)	(141)	(18,529)
Merrill Lynch	Mondi, Ltd.	1 Month LIBOR BBA plus 0.80%	10/17/2016-10/18/2016	21,328	466	(115,493)
Merrill Lynch	MTN Group, Ltd.	1 Month LIBOR BBA plus 0.80%	10/17/2016-10/18/2016	52,563	719	(257,989)
Merrill Lynch	Nedbank Group, Ltd.	1 Month LIBOR BBA plus 0.80%	10/17/2016-10/18/2016	18,888	327	(105,027)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00%	1/17/2017-2/6/2017	(141,549)	(232)	(49,616)
Merrill Lynch	RMB Holdings, Ltd.	1 Month LIBOR BBA plus 0.80%	10/17/2016-10/18/2016	116,134	596	(184,079)
Merrill Lynch	Standard Bank Group, Ltd.	1 Month LIBOR BBA plus 0.80%	4/11/2016-8/1/2016	86,243	1,086	(490,627)
Merrill Lynch	Telkom S.A. SOC, Ltd.	1 Month LIBOR BBA plus 0.80%	11/29/2016-11/30/2016	66,958	347	(78,077)
Merrill Lynch	Truworths International, Ltd.	1 Month LIBOR BBA plus 0.80%	4/11/2016-8/1/2016	134,064	935	(110,121)
Taiwan
Merrill Lynch	Airtac International Group	1 Month LIBOR BBA minus 5.50%	1/16/2017	(25,000)	(112)	(5,945)
Merrill Lynch	Chroma ATE, Inc.	1 Month LIBOR BBA minus 6.50%	10/17/2016-10/18/2016	(40,000)	(74)	(5,666)
Merrill Lynch	D-Link Corp.	1 Month LIBOR BBA minus 0.65%	9/26/2016	(126,441)	(31)	(4,382)
Merrill Lynch	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.65%	9/19/2016	369,000	609	(211,747)
Merrill Lynch	Hon Hai Precision Industry Co., Ltd.	1 Month LIBOR BBA plus 0.65%	7/29/2016-8/1/2016	373,450	1,094	(263,836)
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 4.00%	7/29/2016	(39,000)	(92)	(512)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 6.00%	10/17/2016-10/18/2016	(186,000)	(202)	(21,734)
Merrill Lynch	Neo Solar Power Corp.	1 Month LIBOR BBA minus 7.00%	10/18/2016	(96,000)	(58)	(3,735)
Merrill Lynch	San Shing Fastech Corp.	1 Month LIBOR BBA minus 5.50%	10/17/2016-10/21/2016	(20,000)	(38)	(652)
Merrill Lynch	ScinoPharm Taiwan, Ltd.	1 Month LIBOR BBA minus 9.00%	11/29/2016-11/30/2016	(139,000)	(179)	(29,205)
Merrill Lynch	Taiwan Glass Industry Corp.	1 Month LIBOR BBA minus 3.50%	1/16/2017	(199,000)	(69)	(2,424)
Merrill Lynch	TSRC Corp.	1 Month LIBOR BBA minus 5.00%	11/29/2016-11/30/2016	(107,000)	(73)	(3,162)
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.00%	10/31/2016	(243,000)	(91)	(5,387)
Turkey
Merrill Lynch	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month LIBOR BBA minus 6.50%	11/30/2016-12/2/2016	(10,450)	(291)	(48,275)
Merrill Lynch	Pegasus Hava Tasimaciligi AS	1 Month LIBOR BBA minus 12.00%	1/17/2017	(48,918)	(272)	(3,688)
Merrill Lynch	Ulker Biskuvi Sanayi AS	1 Month LIBOR BBA minus 6.00%	1/17/2017	(6,839)	(41)	(2,366)
United States
Merrill Lynch	New Oriental Education & Technology Group, Inc.	1 Month LIBOR BBA plus 0.45%	1/17/2017	1,300	43	(2,004)
Merrill Lynch	Southern Copper Corp.	1 Month LIBOR BBA minus 2.20%	1/17/2017	(5,100)	(130)	(2,347)
					$23,141	$(7,689,975)

1.	As of January 31, 2016, cash in the amount of $1,250,000 was on deposit with a broker for total return equity swap contracts.
*	Share and Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.
**	Represents less than one thousand dollars.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
DVR	—Differential Voting Rights
ETF	—Exchange-Traded Fund
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
China	$2,063,203	$20,531,912	$—	$22,595,115
Czech Republic	—	96,000	—	96,000
Egypt	—	838,361	—	838,361
Hong Kong	164,706	1,596,081	—	1,760,787
Hungary	—	1,376,631	—	1,376,631
India	53,913	10,196,030	—	10,249,943
Indonesia	—	1,520,413	—	1,520,413
Malaysia	—	3,098,753	—	3,098,753
Philippines	—	872,391	—	872,391
Poland	—	1,481,030	—	1,481,030
Republic of Korea	—	14,296,629	—	14,296,629
Russia	382,900	1,384,755	—	1,767,655
South Africa	—	5,307,610	—	5,307,610
Taiwan	—	15,196,720	—	15,196,720
Thailand	—	2,459,064	—	2,459,064
Turkey	—	2,751,162	—	2,751,162
Ukraine	—	252,322	—	252,322
All Other Countries	10,639,809	—	—	10,639,809
Total Common Stocks	13,304,531	83,255,864	—	96,560,395
Preferred Stocks
Republic of Korea	—	1,336,936	—	1,336,936
All Other Countries	1,398,704	—	—	1,398,704
Total Preferred Stocks	1,398,704	1,336,936	—	2,735,640
Warrants	7,506	—	—	7,506
Short-Term Investment
Repurchase Agreement	—	3,234,973	—	3,234,973
Total Investments in Securities	14,710,741	87,827,773	—	102,538,514
Other Financial Instruments
Total Return Equity Swap Contracts (b)(c)	—	6,678,055	530,415	7,208,470
Total Investments in Securities and Other Financial Instruments	$14,710,741	$94,505,828	$530,415	$109,746,984

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in Securities Sold Short (a)
Exchange Traded Fund Sold Short	$(1,283,779)	$—	$—	$(1,283,779)
Total Investment in Securities Sold Short	(1,283,779)	—	—	(1,283,779)
Other Financial Instruments
Total Return Equity Swap Contracts (b)(c)	—	(7,688,093)	(1,882)	(7,689,975)
Total Investment in Securities Sold Short and Other Financial Instruments	$(1,283,779)	$(7,688,093)	$(1,882)	$(8,973,754)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $288,473, $241,942 and $(1,882) represent aggregate total return equity swap contracts with reference obligations of China COSCO Holdings Co., Ltd., China Shipping Container Lines Co., Ltd. and PDG Realty S.A. Empreendimentos e Participacoes, respectively.

(c)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, foreign equity securities with a market value of $100,786,469 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with prior year prices that were based on quoted prices in active markets.

For the period ended January 31, 2016, foreign equity securities with a market value of $358,024 transferred from Level 3 to Level 1 as the prices of these securities were based on quoted prices in active markets compared with the prior year prices that were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Common Stocks
China	$148,427	$-	$-	$-	$-	$-	$-	$(148,427)	$-	$-
Hong Kong	209,597	-	-	-	-	-	-	(209,597)	-	-
Total	$358,024	$-	$-	$-	$-	$-	$-	$(358,024)	$-	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016

Total Return Equity Swap Contracts (a)(b)	$62,140	$-	$-	$443,421	(c)	$22,972	$-	$-	$-	$528,533	$440,105
Total	$62,140	$-	$-	$443,421		$22,972	$-	$-	$-	$528,533	$440,105

(a) Total Return Equity swap contracts (expressed in terms of unrealized appreciation/depreciation).

(b) Total Return Equity swap contracts with reference obligations of China COSCO Holdings Co., Ltd., China Shipping Container Lines Co. and PDG Realty S.A. Empreendimentos e Participacoes.

(c) Includes securities received through a corporate action.

MainStay Epoch Global Choice Fund
Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 95.3% †
	Belgium 3.5%
¤	Anheuser-Busch InBev N.V. (Beverages)	61,430	$7,735,460

	France 8.6%
	Airbus Group S.E. (Aerospace & Defense)	102,320	6,435,717
	Safran S.A. (Aerospace & Defense)	106,633	6,958,253
	Sodexo S.A. (Hotels, Restaurants & Leisure)	57,950	5,734,460
			19,128,430
	Germany 2.6%
	Continental A.G. (Auto Components)	27,790	5,803,466

	Hong Kong 3.0%
	AIA Group, Ltd. (Insurance)	1,201,460	6,731,137

	Israel 3.4%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	122,455	7,528,533

	Japan 0.8%
	FANUC Corp. (Machinery)	13,700	1,829,112

	Switzerland 2.3%
	Novartis A.G. Registered (Pharmaceuticals)	66,925	5,191,150

	United Kingdom 16.9%
¤	Diageo PLC (Beverages)	295,125	7,945,042
	Imperial Tobacco Group PLC (Tobacco)	133,850	7,251,993
	Lloyds Banking Group PLC (Banks)	2,409,985	2,260,610
	Smith & Nephew PLC (Health Care Equipment & Supplies)	390,100	6,498,201
	Vodafone Group PLC (Wireless Telecommunication Services)	1,979,598	6,332,503
	WPP PLC (Media)	339,046	7,379,263
			37,667,612
	United States 54.2%
	AbbVie, Inc. (Biotechnology)	117,865	6,470,789
¤	Alphabet, Inc. Class C (Internet Software & Services) (a)	10,926	8,117,472
	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	53,460	2,089,751
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,134	4,393,344
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	308,620	5,447,143
¤	CVS Health Corp. (Food & Staples Retailing)	122,955	11,876,223
	Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	390,600	3,070,116
	Danaher Corp. (Industrial Conglomerates)	64,828	5,617,346
	General Dynamics Corp. (Aerospace & Defense)	16,920	2,263,388
	General Electric Co. (Industrial Conglomerates)	232,895	6,777,244
	Gilead Sciences, Inc. (Biotechnology)	72,965	6,056,095
¤	Home Depot, Inc. (The) (Specialty Retail)	66,388	8,348,955
¤	Microsoft Corp. (Software)	172,575	9,507,157
	Oracle Corp. (Software)	97,370	3,535,505
	Raytheon Co. (Aerospace & Defense)	17,820	2,285,237
¤	Synchrony Financial (Consumer Finance) (a)	271,229	7,708,328
	Time Warner, Inc. (Media)	40,690	2,866,204
¤	TJX Cos., Inc. (The) (Specialty Retail)	117,130	8,344,341
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	71,450	8,228,182
¤	Visa, Inc. Class A (IT Services)	105,180	7,834,858
			120,837,678
	Total Common Stocks (Cost $210,496,752)		212,452,578
		Principal Amount
	Short-Term Investment 5.9%
	Repurchase Agreement 5.9%
	United States 5.9%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $13,074,322 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 4/30/19, with a Principal Amount of $13,050,000 and a Market Value of $13,336,930) (Capital Markets)	$13,074,289	13,074,289
	Total Short-Term Investment (Cost $13,074,289)		13,074,289
	Total Investments (Cost $223,571,041) (b)	101.2%	225,526,867
	Other Assets, Less Liabilities	(1.2)	(2,649,834)
	Net Assets	100.0%	$222,877,033

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $223,847,444 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$15,885,066
Gross unrealized depreciation	(14,205,643)
Net unrealized appreciation	$1,679,423

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Belgium	$—	$7,735,460	$—	$7,735,460
France	—	19,128,430	—	19,128,430
Germany	—	5,803,466	—	5,803,466
Hong Kong	—	6,731,137	—	6,731,137
Japan	—	1,829,112	—	1,829,112
Switzerland	—	5,191,150	—	5,191,150
United Kingdom	—	37,667,612	—	37,667,612
All Other Countries	128,366,211	—	—	128,366,211
Total Common Stocks	128,366,211	84,086,367	—	212,452,578
Short-Term Investment
Repurchase Agreement	—	13,074,289	—	13,074,289
Total Investments in Securities	$128,366,211	$97,160,656	$—	$225,526,867

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, foreign equity securities with a market value of $71,503,248 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with prior year prices that were based on quoted prices in active markets.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Australia 3.5%
	Commonwealth Bank of Australia (Banks)	462,120	$26,007,254
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	1,469,820	19,249,717
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	12,130,710	48,726,548
	Westpac Banking Corp. (Banks)	1,570,494	34,669,904
			128,653,423
	Canada 5.5%
	Agrium, Inc. (Chemicals)	257,385	22,359,035
¤	BCE, Inc. (Diversified Telecommunication Services)	1,881,530	75,790,376
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	1,690,540	57,887,932
	Shaw Communications, Inc. Class B (Media)	1,341,840	23,227,654
	TELUS Corp. (Diversified Telecommunication Services)	880,145	24,483,725
			203,748,722
	France 7.3%
	AXA S.A. (Insurance)	1,185,650	29,362,063
	Sanofi (Pharmaceuticals)	239,131	20,079,499
	SCOR S.E. (Insurance)	1,348,400	47,069,059
	Total S.A. (Oil, Gas & Consumable Fuels)	1,197,364	53,275,033
	Unibail-Rodamco S.E. (Real Estate Investment Trusts)	197,655	49,675,779
	Vinci S.A. (Construction & Engineering)	677,530	45,947,221
	Vivendi S.A. (Media)	1,175,783	25,583,329
			270,991,983
	Germany 6.7%
	Allianz S.E. Registered (Insurance)	191,010	30,829,029
	BASF S.E. (Chemicals)	499,890	33,127,615
	Daimler A.G. Registered (Automobiles)	446,758	31,101,490
	Deutsche Post A.G. Registered (Air Freight & Logistics)	934,960	22,602,208
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	1,663,970	28,885,629
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	338,800	64,897,810
	Siemens A.G. Registered (Industrial Conglomerates)	392,750	37,597,449
			249,041,230
	Italy 1.8%
¤	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	12,436,560	66,552,359

	Netherlands 1.2%
	Royal Dutch Shell PLC Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,046,155	45,957,589

	Norway 2.8%
	Orkla ASA (Food Products)	3,995,260	32,373,798
	Statoil ASA (Oil, Gas & Consumable Fuels)	3,536,550	49,118,779
	Yara International ASA (Chemicals)	588,290	22,388,370
			103,880,947
	Singapore 1.2%
	Singapore Exchange, Ltd. (Diversified Financial Services)	4,273,150	21,420,084
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	9,796,314	24,358,645
			45,778,729
	Spain 0.7%
	Gas Natural SDG S.A. (Gas Utilities)	1,351,760	26,616,694

	Sweden 0.9%
	Svenska Handelsbanken AB Class A (Banks)	2,701,845	33,945,469

	Switzerland 2.8%
	Nestle S.A. Registered (Food Products)	308,893	22,751,956
	Roche Holding A.G. (Pharmaceuticals)	104,582	27,208,137
	Swisscom A.G. Registered (Diversified Telecommunication Services)	107,988	53,701,091
			103,661,184
	Taiwan 0.9%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,399,960	31,289,106

	United Kingdom 15.0%
	Aberdeen Asset Management PLC (Capital Markets)	5,035,040	17,728,477
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	1,682,280	54,203,062
	BAE Systems PLC (Aerospace & Defense)	6,921,520	51,085,142
	British American Tobacco PLC (Tobacco)	926,618	51,515,597
	Diageo PLC (Beverages)	1,064,400	28,654,649
	GlaxoSmithKline PLC (Pharmaceuticals)	2,765,000	56,960,570
	Imperial Tobacco Group PLC (Tobacco)	1,200,635	65,050,410
¤	National Grid PLC (Multi-Utilities)	5,524,943	77,870,841
	SSE PLC (Electric Utilities)	2,446,175	50,826,577
	Unilever PLC (Personal Products)	835,340	36,764,793
¤	Vodafone Group PLC (Wireless Telecommunication Services)	21,080,090	67,432,745
			558,092,863
	United States 47.4%
	AbbVie, Inc. (Biotechnology)	552,710	30,343,779
	Altria Group, Inc. (Tobacco)	973,115	59,467,058
	Ameren Corp. (Multi-Utilities)	988,055	44,383,431
	Arthur J. Gallagher & Co. (Insurance)	473,280	17,814,259
¤	AT&T, Inc. (Diversified Telecommunication Services)	2,160,545	77,909,253
	Automatic Data Processing, Inc. (IT Services)	298,880	24,833,939
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,879,840	47,785,533
	CME Group, Inc. (Diversified Financial Services)	328,820	29,544,477
	Coca-Cola Co. (The) (Beverages)	544,650	23,376,378
	Corrections Corporation of America (Real Estate Investment Trusts)	1,431,440	41,239,786
	Dow Chemical Co. (The) (Chemicals)	883,450	37,104,900
	Duke Energy Corp. (Electric Utilities)	856,927	64,526,603
	Eaton Corp. PLC (Electrical Equipment)	475,945	24,039,982
	Emerson Electric Co. (Electrical Equipment)	541,400	24,893,572
	Entergy Corp. (Electric Utilities)	745,625	52,626,212
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	939,965	22,474,563
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	406,820	31,670,937
	Iron Mountain, Inc. (Real Estate Investment Trusts)	1,801,805	49,621,710
	Johnson & Johnson (Pharmaceuticals)	234,415	24,482,303
	Kimberly-Clark Corp. (Household Products)	338,795	43,508,054
	Lockheed Martin Corp. (Aerospace & Defense)	144,475	30,484,225
	McDonald's Corp. (Hotels, Restaurants & Leisure)	435,130	53,860,391
	Merck & Co., Inc. (Pharmaceuticals)	526,410	26,673,195
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	622,730	27,904,531
	Microsoft Corp. (Software)	481,625	26,532,721
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	739,010	50,866,058
	People's United Financial, Inc. (Banks)	1,793,460	25,772,020
	PepsiCo., Inc. (Beverages)	254,080	25,230,144
	Pfizer, Inc. (Pharmaceuticals)	732,370	22,329,961
¤	Philip Morris International, Inc. (Tobacco)	853,560	76,828,936
¤	PPL Corp. (Electric Utilities)	2,085,030	73,101,152
	Procter & Gamble Co. (The) (Household Products)	366,975	29,978,188
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,173,740	30,367,148
	Regal Entertainment Group Class A (Media)	1,454,690	25,093,403
	Reynolds American, Inc. (Tobacco)	1,242,132	62,044,493
	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,027,915	29,860,931
	Southern Co. (The) (Electric Utilities)	659,275	32,251,733
	TECO Energy, Inc. (Multi-Utilities)	1,072,850	29,095,692
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	614,450	32,522,838
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,527,750	76,341,667
	Waste Management, Inc. (Commercial Services & Supplies)	494,910	26,205,485
¤	WEC Energy Group, Inc. (Multi-Utilities)	1,289,273	71,206,548
	Wells Fargo & Co. (Banks)	637,710	32,032,173
¤	Welltower, Inc. (Real Estate Investment Trusts)	1,108,490	68,970,248
			1,757,200,610
	Total Common Stocks (Cost $3,736,772,565)		3,625,410,908

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	United States 2.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $86,953,789 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 4/30/19, with a Principal Amount of $86,785,000 and a Market Value of $88,693,142) (Capital Markets)	$86,953,572	86,953,572
	Total Short-Term Investment (Cost $86,953,572)		86,953,572
	Total Investments (Cost $3,823,726,137) (a)	100.0%	3,712,364,480
	Other Assets, Less Liabilities	(0.0)‡	(1,844,210)
	Net Assets	100.0%	$3,710,520,270

‡	Less than one-tenth of a percent.
¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2016, cost was $3,816,160,599 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$229,298,557
Gross unrealized depreciation	(333,094,676)
Net unrealized depreciation	$(103,796,119)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Australia	$—	$128,653,423	$—	$128,653,423
France	49,675,779	221,316,204	—	270,991,983
Germany	—	249,041,230	—	249,041,230
Italy	—	66,552,359	—	66,552,359
Norway	—	103,880,947	—	103,880,947
Singapore	—	45,778,729	—	45,778,729
Spain	—	26,616,694	—	26,616,694
Sweden	—	33,945,469	—	33,945,469
Switzerland	—	103,661,184	—	103,661,184
United Kingdom	54,203,062	503,889,801	—	558,092,863
All Other Countries	2,038,196,027	—	—	2,038,196,027
Total Common Stocks	2,142,074,868	1,483,336,040	—	3,625,410,908
Short-Term Investment
Repurchase Agreement	—	86,953,572	—	86,953,572
Total Investments in Securities	$2,142,074,868	$1,570,289,612	$—	$3,712,364,480

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, foreign equity securities with a market value of $1,738,648,111 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with the prior year prices that were based on quoted prices in active markets.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.4% †
	Australia 3.3%
	Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	53,950	$84,858
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	65,935	482,623
	Asaleo Care, Ltd. (Personal Products)	156,825	173,749
	Flight Centre Travel Group, Ltd. (Hotels, Restaurants & Leisure)	2,720	75,954
	Nine Entertainment Co. Holdings, Ltd. (Media)	262,813	310,004
	Pact Group Holdings, Ltd. (Containers & Packaging)	63,552	225,365
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	158,000	117,157
			1,469,710
	Belgium 0.7%
	Ontex Group N.V. (Personal Products)	7,610	282,156

	Brazil 0.1%
	JSL S.A. (Road & Rail)	22,300	38,414

	Cambodia 0.4%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	298,000	180,908

	Canada 4.7%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	60,600	497,466
	ATS Automation Tooling Systems, Inc. (Machinery) (a)	22,957	174,361
	Capstone Mining Corp. (Metals & Mining) (a)	124,160	31,463
	CCL Industries, Inc. Class B (Containers & Packaging)	1,620	228,389
	Element Financial Corp. (Diversified Financial Services)	34,495	363,688
	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	171,300	270,236
	TORC Oil & Gas, Ltd. (Oil, Gas & Consumable Fuels)	35,900	138,895
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	67,900	371,271
			2,075,769
	Denmark 1.1%
	ALK-Abello A/S (Pharmaceuticals)	3,530	486,545

	Finland 1.0%
	Cramo Oyj (Trading Companies & Distributors)	23,450	450,941

	France 8.6%
	Alten S.A. (IT Services)	7,510	423,259
¤	Altran Technologies S.A. (IT Services)	76,640	967,168
	Elior (Commercial Services & Supplies) (b)	32,400	651,139
	Havas S.A. (Media)	21,984	175,756
	IPSOS (Media)	5,980	122,640
	Nexity S.A. (Real Estate Management & Development)	12,500	565,834
	Saft Groupe S.A. (Electrical Equipment)	3,546	92,969
¤	Sopra Steria Group (IT Services)	7,083	768,934
			3,767,699
	Germany 5.9%
	Duerr A.G. (Machinery)	1,550	104,511
	Gerresheimer A.G. (Life Sciences Tools & Services)	8,274	584,429
	KION Group A.G. (Machinery) (a)	12,630	623,181
	MorphoSys A.G. (Life Sciences Tools & Services) (a)	4,821	230,080
	ProSiebenSat.1 Media S.E. (Media)	9,990	497,304
	Stroeer S.E. (Media)	9,787	578,130
			2,617,635
	Hong Kong 1.0%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	392,000	264,037
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	1,280,000	25,813
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	500,760	156,894
			446,744
	Ireland 1.0%
	Kingspan Group PLC (Building Products)	4,250	110,014
	Smurfit Kappa Group PLC (Containers & Packaging)	15,392	334,117
			444,131
	Italy 8.6%
¤	Azimut Holding S.p.A. (Capital Markets)	32,869	696,821
	Banca Generali S.p.A. (Capital Markets)	7,083	192,728
	Banca Mediolanum S.p.A. (Diversified Financial Services)	38,280	255,447
	Banca Popolare dell'Emilia Romagna S.C. (Banks)	27,750	166,871
	Banco Popolare S.C. (Banks) (a)	13,649	126,909
	Buzzi Unicem S.p.A. (Construction Materials)	16,300	248,584
	Credito Valtellinese S.C. (Banks) (a)	398,470	370,636
	Hera S.p.A. (Multi-Utilities)	227,350	636,104
	Industria Macchine Automatiche S.p.A. (Machinery)	5,450	266,872
	Infrastrutture Wireless Italiane S.p.A (Diversified Telecommunication Services) (a)(b)	129,452	655,296
	RAI Way S.p.A. (Media) (b)	34,650	161,757
			3,778,025
	Japan 26.4%
	Air Water, Inc. (Chemicals)	18,160	288,832
	Asahi Holdings, Inc. (Metals & Mining)	13,200	192,150
	Century Tokyo Leasing Corp. (Diversified Financial Services)	8,900	329,244
	Daicel Corp. (Chemicals)	32,100	471,240
¤	Daifuku Co., Ltd. (Machinery)	45,500	757,790
	Doutor Nichires Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	17,800	271,073
	DTS Corp. (IT Services)	12,600	262,029
	GMO Internet, Inc. (Internet Software & Services)	15,600	192,990
	H.I.S Co., Ltd. (Hotels, Restaurants & Leisure)	8,200	242,781
	Hakuhodo DY Holdings, Inc. (Media)	24,300	259,961
	IBJ Leasing Co., Ltd. (Diversified Financial Services)	5,600	107,564
	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	147	292,854
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	2,700	66,083
	Kansai Paint Co., Ltd. (Chemicals)	17,540	244,703
	Leopalace21 Corp. (Real Estate Management & Development) (a)	82,700	456,951
	Meitec Corp. (Professional Services)	2,400	81,132
	MISUMI Group, Inc. (Trading Companies & Distributors)	37,700	461,790
	Nachi-Fujikoshi Corp. (Machinery)	61,000	236,087
	Nichias Corp. (Building Products)	31,000	190,560
	Nifco, Inc. (Auto Components)	7,950	385,560
	Nippon Shokubai Co., Ltd. (Chemicals)	3,200	209,116
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	12,800	335,313
¤	OBIC Co., Ltd. (IT Services)	13,700	709,640
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	10,000	694,259
¤	SCSK Corp. (IT Services)	17,400	762,217
	SKY Perfect JSAT Holdings, Inc. (Media)	20,200	114,498
	Skylark Co., Ltd. (Hotels, Restaurants & Leisure)	44,000	508,305
	St. Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	8,200	221,255
¤	Sundrug Co., Ltd. (Food & Staples Retailing)	11,300	748,808
	Suruga Bank, Ltd. (Banks)	7,700	139,474
	Temp Holdings Co., Ltd. (Professional Services)	39,500	584,344
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	9,200	287,942
	Tosho Co., Ltd. (Hotels, Restaurants & Leisure)	6,700	194,102
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	10,900	343,604
			11,644,251
	Luxembourg 0.6%
	Eurofins Scientific S.E. (Life Sciences Tools & Services)	820	269,794

	Netherlands 1.1%
	Aalberts Industries N.V. (Machinery)	15,830	501,640

	New Zealand 1.0%
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	147,150	447,964

	Norway 0.4%
	SpareBank 1 SMN (Banks)	32,450	176,174

	Portugal 1.0%
	Mota-Engil SGPS S.A. (Construction & Engineering)	103,210	162,451
	NOS SGPS S.A. (Media)	34,650	251,772
			414,223
	Spain 4.6%
	Abengoa Yield PLC (Independent Power & Renewable Electricity Producers)	26,833	454,819
	Liberbank S.A. (Banks) (a)	209,819	292,983
	Mediaset Espana Comunicacion S.A. (Media)	22,320	218,193
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	32,912	359,972
¤	Merlin Properties Socimi S.A. (Real Estate Investment Trusts)	60,910	711,528
			2,037,495
	Sweden 1.0%
	BillerudKorsnas AB (Containers & Packaging)	28,000	447,014

	Switzerland 2.6%
	EFG International A.G. (Capital Markets) (a)	8,482	74,340
	Gategroup Holding A.G. (Commercial Services & Supplies) (a)	11,770	435,966
	Temenos Group A.G. Registered (Software) (a)	12,974	629,783
			1,140,089
	United Kingdom 20.1%
	Ashtead Group PLC (Trading Companies & Distributors)	33,637	434,821
	Babcock International Group PLC (Commercial Services & Supplies)	25,117	330,049
	Bovis Homes Group PLC (Household Durables)	29,755	398,930
	Consort Medical PLC (Health Care Equipment & Supplies)	2,436	35,278
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	28,500	400,440
	Halma PLC (Electronic Equipment, Instruments & Components)	34,350	411,539
	Hays PLC (Professional Services)	235,250	427,822
	Inchcape PLC (Distributors)	28,415	292,171
¤	Intermediate Capital Group PLC (Capital Markets)	112,330	938,095
	Just Eat PLC (Internet Software & Services) (a)	40,151	214,937
	Ladbrokes PLC (Hotels, Restaurants & Leisure)	301,850	549,750
	Lancashire Holdings, Ltd. (Insurance)	9,477	84,247
	Lavendon Group PLC (Trading Companies & Distributors)	57,450	110,519
	Michael Page International PLC (Professional Services)	66,820	389,099
	Micro Focus International PLC (Software)	24,611	487,488
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	16,337	73,754
¤	Playtech PLC (Software)	71,480	783,952
	Premier Oil PLC (Oil, Gas & Consumable Fuels) (a)	161,801	43,805
	Saga PLC (Insurance)	151,000	422,811
	Savills PLC (Real Estate Management & Development)	24,990	270,026
	SIG PLC (Trading Companies & Distributors)	125,892	241,822
	SThree PLC (Professional Services)	27,544	121,322
	Stock Spirits Group PLC (Beverages)	94,609	179,614
	Taylor Wimpey PLC (Household Durables)	115,046	317,023
	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	266,800	408,629
	Vesuvius PLC (Machinery)	38,270	165,350
	William Hill PLC (Hotels, Restaurants & Leisure)	61,950	344,560
			8,877,853
	United States 1.2%
	Northstar Realty Europe Corp. (Real Estate Investment Trusts)	32,150	303,496
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	37,190	226,859
			530,355
	Total Common Stocks (Cost $43,482,850)		42,525,529

	Preferred Stock 0.1%
	Brazil 0.1%
	Banco ABC Brasil S.A. 7.81% (Banks)	19,200	38,642

	Total Preferred Stock (Cost $116,420)		38,642

		Principal Amount
	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	United States 3.6%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $1,595,762 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 6/30/19, with a Principal Amount of $1,600,000 and a Market Value of $1,630,571) (Capital Markets)	$1,595,758	1,595,758
	Total Short-Term Investment (Cost $1,595,758)		1,595,758
	Total Investments (Cost $45,195,028) (c)	100.1%	44,159,929
	Other Assets, Less Liabilities	(0.1)	(53,791)
	Net Assets	100.0%	$44,106,138

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2016, cost was $47,315,517 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,781,102
Gross unrealized depreciation	(7,936,690)
Net unrealized depreciation	$(3,155,588)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Australia	$—	$1,469,710	$—	$1,469,710
Belguim	—	282,156	—	282,156
Cambodia	—	180,908	—	180,908
Denmark	—	486,545	—	486,545
Finland	—	450,941	—	450,941
France	—	3,767,699	—	3,767,699
Germany	—	2,617,635	—	2,617,635
Hong Kong	—	446,744	—	446,744
Ireland	—	444,131	—	444,131
Italy	255,447	3,522,578	—	3,778,025
Japan	—	11,644,251	—	11,644,251
Luxembourg	—	269,794	—	269,794
Netherlands	—	501,640	—	501,640
New Zealand	—	447,964	—	447,964
Norway	—	176,174	—	176,174
Portugal	—	414,223	—	414,223
Spain	454,819	1,582,676	—	2,037,495
Sweden	—	447,014	—	447,014
Switzerland	—	1,140,089	—	1,140,089
United Kingdom	—	8,877,853	—	8,877,853
All Other Countries	2,644,538	—	—	2,644,538
Preferred Stock	38,642	—	—	38,642
Short-Term Investment
Repurchase Agreement	—	1,595,758	—	1,595,758
Total Investments in Securities	$3,393,446	$40,766,483	$—	$44,159,929

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, foreign equity securities with a market value of $45,594,600 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with prior year prices that were based on quoted prices in active markets.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 5.8%
¤	Boeing Co. (The)	145,740	$17,507,746
	Hexcel Corp.	240,060	9,933,683
	Rockwell Collins, Inc.	148,580	12,017,150
			39,458,579
	Auto Components 1.3%
	Visteon Corp.	129,150	8,637,552

	Banks 4.3%
	Citigroup, Inc.	258,400	11,002,672
	Citizens Financial Group, Inc.	429,790	9,133,038
	Investors Bancorp, Inc.	794,554	9,288,336
			29,424,046
	Beverages 1.7%
	PepsiCo., Inc.	119,805	11,896,637

	Biotechnology 4.3%
	AbbVie, Inc.	258,270	14,179,023
	Gilead Sciences, Inc.	184,289	15,295,987
			29,475,010
	Capital Markets 3.5%
	Ameriprise Financial, Inc.	136,740	12,395,481
	BlackRock, Inc.	35,775	11,242,651
			23,638,132
	Chemicals 2.7%
	E.I. du Pont de Nemours & Co.	176,620	9,318,471
	Ecolab, Inc.	82,612	8,911,357
			18,229,828
	Communications Equipment 1.5%
	F5 Networks, Inc. (a)	110,875	10,397,858

	Construction & Engineering 0.8%
	Jacobs Engineering Group, Inc. (a)	136,100	5,339,203

	Consumer Finance 1.5%
	Synchrony Financial (a)	360,955	10,258,341

	Distributors 1.2%
	Genuine Parts Co.	99,395	8,564,867

	Diversified Financial Services 3.3%
	CME Group, Inc.	163,250	14,668,012
	Voya Financial, Inc.	249,055	7,616,102
			22,284,114
	Diversified Telecommunication Services 0.8%
	CenturyLink, Inc.	224,535	5,707,680

	Electric Utilities 1.1%
	PPL Corp.	222,182	7,789,701

	Electronic Equipment, Instruments & Components 1.0%
	Universal Display Corp. (a)	137,775	6,764,753

	Food & Staples Retailing 2.2%
	CVS Health Corp.	159,215	15,378,577

	Food Products 1.2%
	J.M. Smucker Co. (The)	62,210	7,982,787

	Health Care Equipment & Supplies 1.5%
	Abbott Laboratories	267,600	10,128,660

	Health Care Providers & Services 6.5%
	Air Methods Corp. (a)	174,857	6,808,931
¤	McKesson Corp.	114,798	18,480,182
¤	UnitedHealth Group, Inc.	167,910	19,336,516
			44,625,629
	Hotels, Restaurants & Leisure 0.8%
	Brinker International, Inc.	113,661	5,653,498

	Household Products 1.3%
	Kimberly-Clark Corp.	71,581	9,192,432

	Industrial Conglomerates 2.7%
¤	General Electric Co.	641,590	18,670,269

	Insurance 5.0%
¤	American International Group, Inc.	328,335	18,544,361
	FNF Group	209,220	6,774,543
	Marsh & McLennan Cos., Inc.	163,460	8,717,322
			34,036,226
	Internet Software & Services 2.8%
¤	Alphabet, Inc. Class C (a)	26,095	19,387,280

	IT Services 5.8%
	Fidelity National Information Services, Inc.	206,650	12,343,205
	First Data Corp. Class A (a)	475,360	6,355,563
¤	Visa, Inc. Class A	282,282	21,027,186
			39,725,954
	Machinery 1.7%
	Ingersoll-Rand PLC	221,990	11,425,825

	Media 1.9%
	Time Warner, Inc.	181,955	12,816,910

	Multi-Utilities 1.2%
	Vectren Corp.	199,721	8,356,327

	Multiline Retail 1.0%
	Kohl's Corp.	133,555	6,644,361

	Oil, Gas & Consumable Fuels 3.5%
	Anadarko Petroleum Corp.	174,860	6,835,277
	Devon Energy Corp.	128,025	3,571,898
	Occidental Petroleum Corp.	195,757	13,473,954
			23,881,129
	Pharmaceuticals 2.9%
¤	Allergan PLC (a)	69,071	19,645,865

	Semiconductors & Semiconductor Equipment 1.3%
	Applied Materials, Inc.	501,485	8,851,210

	Software 6.8%
¤	Microsoft Corp.	523,165	28,821,160
	Oracle Corp.	481,210	17,472,735
			46,293,895
	Specialty Retail 6.7%
	Advance Auto Parts, Inc.	60,463	9,193,399
	Dick's Sporting Goods, Inc.	194,615	7,605,554
	Home Depot, Inc. (The)	116,005	14,588,789
	TJX Cos., Inc. (The)	206,820	14,733,857
			46,121,599
	Technology Hardware, Storage & Peripherals 5.3%
¤	Apple, Inc.	285,446	27,785,314
	Seagate Technology PLC	287,850	8,362,042
			36,147,356
	Total Common Stocks (Cost $623,291,068)		662,832,090

		Principal Amount
	Short-Term Investment 4.3%
	Repurchase Agreement 4.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $29,158,137 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $29,070,000 and a Market Value of $29,746,255)	$29,158,065	29,158,065
	Total Short-Term Investment (Cost $29,158,065)		29,158,065
	Total Investments (Cost $652,449,133) (b)	101.2%	691,990,155
	Other Assets, Less Liabilities	(1.2)	(7,905,417)
	Net Assets	100.0%	$684,084,738

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $652,885,952 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$84,490,809
Gross unrealized depreciation	(45,386,606)
Net unrealized appreciation	$39,104,203

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$662,832,090	$—	$—	$662,832,090
Short-Term Investment
Repurchase Agreement	—	29,158,065	—	29,158,065
Total Investments in Securities	$662,832,090	$29,158,065	$—	$691,990,155

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Aerospace & Defense 7.4%
	Boeing Co. (The)	1,357	$163,016
	General Dynamics Corp.	1,904	254,698
	Honeywell International, Inc.	2,615	269,868
¤	Lockheed Martin Corp.	2,565	541,215
¤	Raytheon Co.	4,124	528,862
	United Technologies Corp.	2,216	194,321
			1,951,980
	Air Freight & Logistics 0.7%
	United Parcel Service, Inc. Class B	2,084	194,229

	Banks 2.6%
	Commonwealth Bank of Australia, Sponsored ADR	2,303	129,866
	M&T Bank Corp.	1,706	187,967
	People's United Financial, Inc.	11,754	168,905
	Wells Fargo & Co.	4,222	212,071
			698,809
	Beverages 3.7%
	Coca-Cola Co. (The)	6,903	296,277
	Coca-Cola Enterprises, Inc.	5,180	240,456
	Molson Coors Brewing Co. Class B	2,574	232,895
	PepsiCo., Inc.	2,199	218,361
			987,989
	Biotechnology 2.0%
¤	AbbVie, Inc.	9,494	521,221

	Capital Markets 0.9%
	BlackRock, Inc.	744	233,809

	Chemicals 1.6%
	Agrium, Inc.	1,838	159,667
	Dow Chemical Co. (The)	6,224	261,408
			421,075
	Commercial Services & Supplies 4.5%
	Deluxe Corp.	5,595	312,761
	R.R. Donnelley & Sons Co.	14,151	197,689
	Republic Services, Inc.	6,159	269,148
	Waste Management, Inc.	7,980	422,541
			1,202,139
	Containers & Packaging 1.0%
	Bemis Co., Inc.	5,299	253,663

	Distributors 0.9%
	Genuine Parts Co.	2,882	248,342

	Diversified Financial Services 1.5%
	CME Group, Inc.	4,518	405,942

	Diversified Telecommunication Services 5.0%
¤	AT&T, Inc.	14,451	521,103
	CenturyLink, Inc.	11,108	282,366
¤	Verizon Communications, Inc.	10,562	527,783
			1,331,252
	Electric Utilities 7.1%
	Duke Energy Corp.	6,030	454,059
	Entergy Corp.	2,849	201,082
	Eversource Energy	6,804	366,055
	PPL Corp.	12,794	448,558
	Southern Co. (The)	4,157	203,361
	Westar Energy, Inc.	4,950	215,622
			1,888,737
	Electrical Equipment 1.8%
	Eaton Corp. PLC	4,518	228,204
	Emerson Electric Co.	5,394	248,016
			476,220
	Food & Staples Retailing 1.5%
	CVS Health Corp.	1,969	190,186
	Wal-Mart Stores, Inc.	2,981	197,819
			388,005
	Food Products 3.4%
	Campbell Soup Co.	5,793	326,783
	Hershey Co. (The)	1,855	163,444
	Kraft Heinz Co. (The)	5,394	421,056
			911,283
	Gas Utilities 0.8%
	WGL Holdings, Inc.	3,342	223,212

	Health Care Equipment & Supplies 0.8%
	Medtronic PLC	2,713	205,971

	Health Care Providers & Services 1.1%
	UnitedHealth Group, Inc.	2,548	293,428

	Hotels, Restaurants & Leisure 1.5%
	Brinker International, Inc.	3,725	185,281
	McDonald's Corp.	1,723	213,273
			398,554
	Household Products 4.2%
	Colgate-Palmolive Co.	2,270	153,293
¤	Kimberly-Clark Corp.	4,452	571,726
	Procter & Gamble Co. (The)	4,802	392,275
			1,117,294
	Industrial Conglomerates 1.5%
	3M Co.	2,648	399,848

	Insurance 2.8%
	Allianz S.E., Sponsored ADR	13,143	212,917
	Arthur J. Gallagher & Co.	7,931	298,523
	Marsh & McLennan Cos., Inc.	4,420	235,718
			747,158
	IT Services 2.1%
	Automatic Data Processing, Inc.	4,103	340,919
	Paychex, Inc.	4,534	216,997
			557,916
	Media 1.2%
	Regal Entertainment Group Class A	9,353	161,339
	Time Warner, Inc.	2,237	157,575
			318,914
	Multi-Utilities 8.4%
	Ameren Corp.	9,304	417,936
	CMS Energy Corp.	8,506	330,713
	Dominion Resources, Inc.	3,660	264,142
	NiSource, Inc.	9,616	202,032
	SCANA Corp.	3,096	194,893
	TECO Energy, Inc.	4,971	134,814
	Vectren Corp.	4,802	200,916
¤	WEC Energy Group, Inc.	8,738	482,600
			2,228,046
	Oil, Gas & Consumable Fuels 4.5%
	Enterprise Products Partners, L.P.	6,705	160,316
	Exxon Mobil Corp.	3,709	288,746
	Occidental Petroleum Corp.	5,000	344,150
	Royal Dutch Shell PLC Class A, Sponsored ADR	5,147	226,108
	Spectra Energy Corp.	5,974	163,986
			1,183,306
	Pharmaceuticals 3.3%
	Johnson & Johnson	4,271	446,063
	Merck & Co., Inc.	4,835	244,990
	Pfizer, Inc.	5,924	180,623
			871,676
	Real Estate Investment Trusts 3.5%
	Corrections Corporation of America	5,464	157,418
	Iron Mountain, Inc.	12,383	341,028
	Welltower, Inc.	6,828	424,838
			923,284
	Semiconductors & Semiconductor Equipment 3.6%
	Intel Corp.	5,049	156,620
	Linear Technology Corp.	3,774	161,263
	Microchip Technology, Inc.	7,182	321,825
	Texas Instruments, Inc.	5,744	304,030
			943,738
	Software 2.2%
	Microsoft Corp.	6,110	336,600
	Oracle Corp.	6,553	237,939
			574,539
	Specialty Retail 0.9%
	Home Depot, Inc. (The)	1,819	228,757

	Technology Hardware, Storage & Peripherals 1.8%
	Apple, Inc.	2,713	264,084
	Seagate Technology PLC	7,248	210,554
			474,638
	Tobacco 5.8%
¤	Altria Group, Inc.	7,597	464,253
¤	Philip Morris International, Inc.	6,455	581,014
¤	Reynolds American, Inc.	9,600	479,520
			1,524,787
	Wireless Telecommunication Services 1.0%
	Vodafone Group PLC, Sponsored ADR	8,374	269,643

	Total Common Stocks (Cost $22,886,708)		25,599,404

	Principal Amount
Short-Term Investment 3.3%
Repurchase Agreement 3.3%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $870,932 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 8/15/19, with a Principal Amount of $810,000 and a Market Value of $893,567)	$870,929	870,929
Total Short-Term Investment (Cost $870,929)		870,929
Total Investments (Cost $23,757,637) (a)	99.9%	26,470,333
Other Assets, Less Liabilities	0.1	19,815
Net Assets	100.0%	$26,490,148

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2016, cost was $23,769,653 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$3,460,906
Gross unrealized depreciation	(760,226)
Net unrealized appreciation	$2,700,680

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$25,599,404	$—	$—	$25,599,404
Short-Term Investment
Repurchase Agreement	—	870,929	—	870,929
Total Investments in Securities	$25,599,404	$870,929	$—	$26,470,333

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.7%†
	Corporate Bonds 1.0%
	Containers, Packaging & Glass 0.1%
	Greif, Inc. 7.75%, due 8/1/19	$1,350,000	$1,501,875
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	328,000	320,620
			1,822,495
	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	2,647,500

	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	330,000	286,275

	Oil & Gas 0.1%
	FTS International, Inc. 8.012%, due 6/15/20 (a)(b)	1,670,000	1,107,036

	Real Estate 0.3%
	iStar, Inc.
	4.00%, due 11/1/17	1,800,000	1,696,500
	5.00%, due 7/1/19	1,800,000	1,692,000
			3,388,500
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	2,753,000	2,900,974

	Telecommunications 0.1%
	CommScope, Inc. 4.375%, due 6/15/20 (a)	890,000	905,575

	Total Corporate Bonds (Cost $13,949,303)		13,058,355

	Floating Rate Loans 84.6% (c)
	Aerospace & Defense 3.6%
	American Airlines, Inc. New Term Loan 3.25%, due 6/27/20	7,204,578	7,066,488
	BE Aerospace, Inc. 2014 Term Loan B 4.00%, due 12/16/21	6,102,884	6,095,256
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	10,294,494	10,304,788
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	5,536,125	5,501,524
	Science Applications International Corp. Term Loan B 3.75%, due 5/4/22	4,699,342	4,695,427
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	7,198,849	7,021,880
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	6,009,677	5,947,705
			46,633,068
	Automobile 3.3%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	4,093,260	4,083,027
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19	5,320,379	5,296,273
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	2,947,500	2,923,920
	New Term Loan B 3.50%, due 5/24/17	6,675,414	6,634,621
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	5,406,186	4,291,160
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 3.75%, due 4/30/19	4,500,000	4,498,596
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	1,936,319	1,928,251
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21	4,714,718	4,526,129
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	5,120,670	4,890,240
	U.S. Farathane LLC Term Loan B 6.75%, due 12/23/21	2,968,750	2,953,906
			42,026,123
	Banking 0.7%
	Capital Automotive L.P.
	New Term Loan B 4.00%, due 4/10/19	7,804,458	7,775,191
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,627,083
			9,402,274
	Beverage, Food & Tobacco 1.3%
	Albertsons LLC Term Loan B4 5.50%, due 8/25/21	8,734,000	8,536,122
	B&G Foods, Inc. 2015 Term Loan B 3.75%, due 11/2/22	1,625,000	1,619,922
	Hostess Brands LLC 1st Lien Term Loan 4.50%, due 8/3/22	997,500	990,642
	Pinnacle Foods Finance LLC
	Term Loan G 3.00%, due 4/29/20	3,155,052	3,112,235
	Incremental Term Loan I 3.75%, due 1/13/23 (d)	2,000,000	1,997,084
			16,256,005
	Broadcasting & Entertainment 5.1%
	CCO Safari III LLC Term Loan I 3.50%, due 1/24/23	4,571,429	4,565,714
	Cequel Communications LLC Non-Extended Term Loan B 3.813%, due 2/14/19	5,846,644	5,726,578
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	4,091,359	2,983,284
	iHeartCommunications, Inc. Term Loan D 7.178%, due 1/30/19	3,250,000	2,146,355
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,278,276	1,265,493
	Neptune Finco Corp. 2015 Term Loan B 5.00%, due 10/9/22	11,500,000	11,464,856
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,449,585	1,435,089
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	3,717,595	3,568,047
	USD Term Loan B2 4.50%, due 5/21/20	3,216,227	3,086,847
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	3,499,315	3,411,104
	Term Loan C4 4.00%, due 3/1/20	11,884,988	11,597,764
	UPC Financing Partnership USD Term Loan AH 3.344%, due 6/30/21	3,504,077	3,428,989
	WideOpenWest Finance LLC
	Term Loan B1 3.75%, due 7/17/17	2,255,559	2,186,013
	2015 Term Loan B 4.50%, due 4/1/19	8,618,764	8,362,356
			65,228,489
	Buildings & Real Estate 3.1%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	4,144,705	4,034,178
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.25%, due 11/4/21	4,487,921	4,353,283
	GCP Applied Technologies, Inc. Term Loan B 5.25%, due 1/15/22 (d)	2,750,000	2,753,437
	HD Supply, Inc. 2015 Term Loan B 3.75%, due 8/13/21	1,995,000	1,960,088
	Headwaters, Inc. Term Loan B 4.50%, due 3/24/22	3,984,987	3,975,025
	Priso Acquisition Corp. 1st Lien Term Loan 4.50%, due 5/8/22 (d)	2,389,014	2,299,426
¤	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	12,109,493	12,008,584
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	8,296,991	8,054,993
			39,439,014
	Cargo Transport 0.2%
	XPO Logistics, Inc. Term Loan 5.50%, due 11/1/21	2,700,000	2,667,376

	Chemicals, Plastics & Rubber 4.1%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	1,553,824	1,532,459
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	7,507,249	7,428,152
	Chemours Co. (The) Term Loan B 3.75%, due 5/12/22	1,990,000	1,762,808
	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	1,285,714	1,202,143
	ECO Services Operations LLC Term Loan B 4.75%, due 12/1/21	1,287,000	1,260,188
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	2,433,087	2,389,748
	New 2nd Lien Term Loan 7.75%, due 8/1/22	1,300,000	1,221,458
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.50%, due 9/7/21	3,285,179	3,159,249
	Ineos U.S. Finance LLC 2015 USD Term Loan 4.25%, due 3/31/22	2,759,139	2,634,117
	MacDermid, Inc.
	Term Loan B2 5.50%, due 6/7/20	1,485,000	1,376,718
	USD 1st Lien Term Loan 5.50%, due 6/7/20	4,254,092	3,950,227
	PolyOne Corp. Term Loan B 3.75%, due 11/11/22	900,000	900,562
	PQ Corp. 2014 Term Loan 4.00%, due 8/7/17	5,634,483	5,571,095
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	1,481,250	1,411,816
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,250,000	987,500
¤	Univar, Inc. 2015 Term Loan 4.25%, due 7/1/22	13,965,000	13,513,637
	Zep, Inc. Term Loan 5.75%, due 6/27/22	2,587,000	2,548,195
			52,850,072
	Containers, Packaging & Glass 4.2%
	Anchor Glass Container Corp. 2015 1st Lien Term Loan 4.50%, due 7/1/22	2,993,548	2,983,571
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	6,912,210	6,843,088
	Berry Plastics Holding Corp.
	Term Loan E 3.75%, due 1/6/21	7,347,853	7,252,941
	Term Loan F 4.00%, due 10/1/22	4,381,607	4,358,056
	BWAY Holding Company, Inc. New Term Loan B 5.50, due 8/14/20 (d)	3,000,000	2,805,000
	Caraustar Industries, Inc. Term Loan B 8.00%, due 5/1/19	2,515,473	2,456,779
	Klockner-Pentaplast of America, Inc. USD Term Loan 5.00%, due 4/28/20	1,463,901	1,457,801
	Multi Packaging Solutions, Inc. USD Term Loan A 4.25%, due 9/30/20	798,333	782,367
	Onex Wizard U.S. Acquisition, Inc. USD Term Loan 4.25%, due 3/13/22	2,977,500	2,939,352
	Owens-Illinois, Inc. Term Loan B 3.50%, due 9/1/22	2,553,600	2,545,301
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	1,000,000	900,000
	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.50%, due 12/1/18	11,964,037	11,900,891
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21	3,999,843	3,834,850
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.50%, due 6/1/22	3,184,000	3,116,340
			54,176,337
	Diversified/Conglomerate Manufacturing 3.1%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,935,476	1,869,347
	New 2nd Lien Term Loan 8.00%, due 8/13/21	871,233	810,247
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	3,152,099	2,999,748
	2nd Lien Term Loan 7.75%, due 10/9/21	1,950,000	1,704,626
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	5,266,846	5,036,422
	Filtration Group Corp. 1st Lien Term Loan 4.25%, due 11/21/20	2,694,622	2,605,923
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	5,697,363	5,118,129
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	3,662,500	3,406,125
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	2,920,500	2,919,282
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20 (d)	2,475,907	1,782,653
	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	8,789,492	8,701,597
	2nd Lien Term Loan 7.00%, due 3/26/21	1,149,474	1,142,289
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	2,000,377	1,920,362
			40,016,750
	Diversified/Conglomerate Service 8.2%
	Acosta Holdco, Inc. 2015 Term Loan 4.25%, due 9/26/21	4,232,304	4,022,805
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	9,875,000	9,430,625
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	1,458,333	1,265,104
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	2,939,612	2,877,145
	New 2nd Lien Term Loan 7.50%, due 1/24/22	1,372,396	1,260,888
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	1,120,473	1,075,654
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.00%, due 12/18/20	4,522,610	4,374,816
	Brock Holdings III, Inc. New Term Loan B 6.00%, due 3/16/17	925,302	855,904
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,364,320	5,225,743
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20 (d)	4,013,922	2,448,492
	Connolly Corp. 1st Lien Term Loan 4.50%, due 5/14/21	3,560,781	3,476,213
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	1,653,241	1,188,267
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	200,000	99,500
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,580,819	2,535,010
¤	First Data Corp.
	New 2018 Extended Term Loan 3.927%, due 3/24/18	5,250,000	5,174,999
	New 2018 Term Loan 3.927%, due 9/24/18	5,100,000	5,029,875
	Extended 2021 Term Loan 4.427%, due 3/24/21	4,670,416	4,646,335
	Genesys Telecom Holdings U.S., Inc.
	Term Loan B 4.00%, due 2/8/20	3,565,807	3,470,718
	Delayed Draw Term Loan 4.50%, due 11/13/20	1,960,000	1,946,525
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	2,944,873	2,936,598
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	5,260,448	5,159,621
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/13/20	5,042,271	4,445,604
	MX Holdings U.S., Inc. Term Loan B1A 4.00%, due 8/14/20	4,366,033	4,322,372
	Prime Security Services Borrower LLC 1st Lien Term Loan 5.00%, due 7/1/21	4,655,000	4,572,085
	Sabre, Inc.
	Term Loan C 3.50%, due 2/19/18	361,650	358,034
	Term Loan B 4.00%, due 2/19/19	2,974,451	2,935,411
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	8,568,863	8,499,241
	Sophia L.P. 2015 Term Loan B 4.75%, due 9/30/22	3,990,000	3,889,253
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,447,723	1,216,087
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,526,429	2,516,954
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	4,598,719	4,580,325
			105,836,203
	Ecological 0.8%
	ADS Waste Holdings, Inc. Term Loan B2 3.75%, due 10/9/19	4,068,975	3,944,363
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	862,665	845,411
	Incremental Term Loan 4.25%, due 9/30/20	2,579,024	2,527,444
	Waste Industries USA, Inc. New Term Loan B 4.25%, due 2/27/20	2,646,667	2,631,779
			9,948,997
	Electronics 6.1%
	Blue Coat Holdings, Inc. 2015 Term Loan 4.50%, due 5/20/22	3,929,047	3,773,523
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	3,596,977	2,863,449
	CDW LLC New Term Loan 3.25%, due 4/29/20	1,420,378	1,392,732
	CommScope, Inc. Term Loan B5 3.827%, due 12/29/22	2,992,500	2,973,797
	CPI International, Inc. New Term Loan B 4.25%, due 11/17/17	992,424	972,576
	Dell International LLC USD Term Loan B2 4.00%, due 4/29/20	8,288,691	8,260,484
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	5,916,855	5,729,486
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	10,815,217	10,344,756
	Evertec Group LLC New Term Loan B 3.25%, due 4/17/20	2,443,676	2,335,746
	Eze Castle Software, Inc. New 1st Lien Term Loan 4.00%, due 4/6/20	2,000,000	1,958,334
	Go Daddy Operating Co. LLC New Term Loan B 4.25%, due 5/13/21	3,944,950	3,920,294
	Hyland Software, Inc. 2nd Lien Term Loan 8.25%, due 7/1/23 (d)	1,300,000	1,189,500
	Infor (U.S.), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,926,595	1,808,591
	USD Term Loan B5 3.75%, due 6/3/20	8,683,973	8,162,935
	Informatica Corp. USD Term Loan 4.50%, due 8/5/22	1,396,500	1,331,214
	Riverbed Technology, Inc. Term Loan B 6.00%, due 4/24/22	3,970,000	3,931,717
	SS&C Technologies, Inc.
	2015 Term Loan B1 4.007%, due 7/8/22	9,049,925	8,994,983
	2015 Term Loan B2 4.018%, due 7/8/22	1,300,269	1,292,375
	TTM Technologies, Inc. 1st Lien Term Loan 6.00%, due 5/31/21	1,492,500	1,238,775
	Zebra Technologies Corp. Term Loan B 4.75%, due 10/27/21	5,550,000	5,546,914
			78,022,181
	Finance 1.6%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.50%, due 8/12/22	3,250,333	3,158,918
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	2,937,038	2,719,697
	Duff & Phelps Investment Management Co. Term Loan B 4.75%, due 4/23/20	5,497,139	5,382,633
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	341,780	337,337
	New Synthetic LC 3.75%, due 3/11/18 (d)	5,250,000	5,145,000
	ON Assignment, Inc. 2015 Term Loan 3.75%, due 6/3/22	3,211,152	3,201,785
			19,945,370
	Healthcare, Education & Childcare 9.0%
	Akorn, Inc. Term Loan B 6.00%, due 4/16/21	4,443,750	4,349,320
	Alvogen Pharma U.S., Inc. Term Loan 6.00%, due 4/2/22	2,690,504	2,623,241
	Amsurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21	5,530,887	5,488,636
¤	Community Health Systems, Inc.
	Term Loan F 3.657%, due 12/31/18	2,083,669	2,049,159
	Term Loan G 3.75%, due 12/31/19	4,550,330	4,368,317
	Term Loan H 4.00%, due 1/27/21	8,372,486	8,042,241
	Concentra, Inc. 1st Lien Term Loan 4.001%, due 6/1/22	3,796,682	3,720,749
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 6.50%, due 2/7/22	1,932,141	1,907,990
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	8,059,073	8,028,851
	Envision Healthcare Corp. Initial Term Loan 4.25%, due 5/25/18	8,073,236	8,038,925
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.428%, due 2/27/21	2,969,773	2,956,781
	HCA, Inc.
	Term Loan B5 3.178%, due 3/31/17	639,951	639,062
	Extended Term Loan B4 3.357%, due 5/1/18	2,239,898	2,236,787
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	3,313,145	3,266,208
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,551,997	1,520,957
	Jaguar Holding Co. II 2015 Term Loan B 4.25%, due 8/18/22	7,930,776	7,772,160
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	5,618,203	5,414,543
	Kinetic Concepts, Inc. USD Term Loan E1 4.50%, due 5/4/18	7,570,873	7,343,746
	New Millennium HoldCo, Inc. Exit Term Loan 7.50%, due 12/21/20 (d)	1,010,670	905,813
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	7,595,638	6,589,216
	2nd Lien Term Loan 9.50%, due 12/7/19	4,539,000	3,888,412
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	6,944,404	5,642,328
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	5,268,220	4,612,985
	Quintiles Transnational Corp. 2015 Term Loan B 3.25%, due 5/12/22	2,388,000	2,382,030
	RPI Finance Trust Term Loan B4 3.50%, due 11/9/20	4,081,437	4,066,981
	Select Medical Corp. Series E Term Loan B 5.00%, due 6/1/18	2,547,682	2,496,728
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22	3,740,625	3,619,055
	Surgical Care Affiliates, Inc. Term Loan B 4.25%, due 3/17/22	1,985,000	1,973,215
			115,944,436
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.9%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	8,010,518	7,954,989
	Staples Escrow LLC 2016 Term Loan 4.75%, due 2/2/22	3,500,000	3,463,054
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	308,179	307,024
			11,725,067
	Hotels, Motels, Inns & Gaming 4.8%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.25%, due 3/1/17 (e)	3,622,550	3,109,354
	Extended Term Loan B6 11.25%, due 3/1/17 (e)	3,249,010	2,804,977
	Term Loan B7 13.25%, due 3/1/17 (e)	2,897,096	2,343,026
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	4,372,785	3,807,602
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	6,917,912	6,871,790
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	5,963,613	5,949,449
	La Quinta Intermediate Holdings LLC Term Loan B 3.75%, due 4/14/21	6,153,929	5,948,801
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	7,344,258	7,269,288
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	1,784,412	1,779,115
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	13,720,000	12,257,352
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	9,778,705	9,591,277
			61,732,031
	Insurance 2.4%
	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	3,163,565	2,974,542
	Term Loan B4 5.00%, due 8/4/22	5,174,000	4,742,835
	New 2nd Lien Term Loan 8.50%, due 3/3/21	2,000,000	1,681,500
	Hub International, Ltd. Term Loan B 4.00%, due 10/2/20	6,880,194	6,596,386
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21	4,280,186	4,168,901
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	6,372,707	6,117,798
	2nd Lien Term Loan 6.75%, due 2/28/22	4,800,000	4,224,000
			30,505,962
	Leisure, Amusement, Motion Pictures & Entertainment 2.3%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	2,511,615	2,489,246
	Creative Artists Agency LLC Term Loan B 5.50%, due 12/17/21	1,369,125	1,359,712
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	4,927,469	4,644,139
	LTF Merger Sub, Inc. Term Loan B 4.25%, due 6/10/22	1,857,333	1,806,257
	Regal Cinemas Corp. 2015 Term Loan 3.803%, due 4/1/22	3,043,683	3,039,455
	SeaWorld Parks & Entertainment, Inc. Incremental Term Loan B3 4.00%, due 5/14/20	2,656,071	2,592,990
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	3,976,938	3,899,884
	2nd Lien Term Loan 8.25%, due 5/6/22	2,800,000	2,401,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	8,150,727	7,809,416
			30,042,099
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.4%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	6,705,252	6,389,549
	CPM Holdings, Inc. Term Loan B 6.00%, due 4/11/22	1,990,000	1,960,150
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/31/20	3,723,010	3,625,281
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	14,921,858	14,231,722
	Silver II U.S. Holdings LLC Term Loan 4.00%, due 12/13/19	5,619,531	4,622,064
			30,828,766
	Mining, Steel, Iron & Non-Precious Metals 1.6%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	3,923,850	1,530,302
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	3,910,000	1,769,275
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	2,504,700	2,252,144
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/1/17	1,992,574	1,925,324
	McJunkin Red Man Corp. New Term Loan 4.75%, due 11/8/19 (d)	2,303,390	2,003,949
	Minerals Technologies, Inc. 2015 Term Loan B1 3.75%, due 5/9/21	3,342,987	3,292,842
	Novelis, Inc. 2015 Term Loan B 4.00%, due 6/2/22	8,606,750	7,950,485
			20,724,321
	Oil & Gas 1.9%
	American Energy-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20 (d)	2,000,000	400,000
	2nd Lien Term Loan 8.50%, due 8/4/21 (d)	500,000	10,834
	CITGO Holding, Inc. 2015 Term Loan B 9.50%, due 5/12/18	3,000,992	2,959,728
	Energy Transfer Equity, L.P. 2015 Term Loan 4.00%, due 12/2/19	6,691,765	5,096,896
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	626,303	397,703
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20 (d)	6,500,000	1,018,335
	HGIM Corp. Term Loan B 5.50%, due 6/18/20 (d)	2,083,080	999,878
	Penn Products Terminals LLC Term Loan B 4.75%, due 4/13/22	4,631,601	4,249,493
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	3,423,597	3,201,063
	Samson Investment Co. New 2nd Lien Term Loan 6.50%, due 9/25/18 (d)(e)(f)	6,700,000	83,750
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21 (d)	4,332,929	1,695,259
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20 (d)	206,976	96,244
	Term Loan B 4.25%, due 12/16/20 (d)	1,487,892	691,870
	Term Loan M 4.25%, due 12/16/20 (d)	77,191	35,894
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20 (d)	2,500,000	162,500
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	3,430,000	3,207,050
			24,306,497
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.6%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	4,665,000	4,611,353
	Hillman Group, Inc. (The) Term Loan B 4.50%, due 6/30/21	1,488,665	1,429,118
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	156,482	156,058
	Spectrum Brands, Inc. USD Term Loan 3.50%, due 6/23/22	4,659,070	4,644,926
	SRAM LLC New Term Loan B 4.034%, due 4/10/20	6,794,985	5,503,938
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	3,960,000	3,922,051
			20,267,444
	Personal Transportation 0.2%
	United Airlines, Inc. New Term Loan B 3.25%, due 4/1/19	2,887,881	2,859,002

	Personal, Food & Miscellaneous Services 0.1%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	2,706,151	1,856,420

	Printing & Publishing 1.0%
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	3,273,940	2,575,501
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	2,568,993	1,631,310
	McGraw-Hill Global Education Holdings LLC 2015 Term Loan B 4.75%, due 3/22/19	1,872,131	1,844,049
	Penton Media, Inc. New 2nd Lien Term Loan TBD, due 10/2/20	250,000	240,000
	Tribune Media Co. Term Loan 3.75%, due 12/27/20	7,103,787	6,964,674
			13,255,534
	Printing, Publishing, & Broadcasting 0.1%
	Penton Media, Inc. 2015 Term Loan 4.75%, due 10/3/19 (d)	750,000	738,750

	Retail Store 4.9%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	3,051,653	2,985,853
	Belk, Inc. Term Loan 5.75%, due 12/12/22	2,470,000	2,175,658
	BJ's Wholesale Club, Inc.
	New 1st Lien Term Loan 4.50%, due 9/26/19	6,382,901	6,051,220
	New 2nd Lien Term Loan 8.50%, due 3/26/20	975,000	809,250
	CNT Holdings III Corp. Term Loan B 5.25%, due 1/22/23 (d)	1,000,000	994,167
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	3,806,208	3,808,111
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	6,912,906	6,694,721
¤	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	10,863,117	10,731,858
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,455,353	1,443,301
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	6,971,023	6,045,187
	Party City Holdings, Inc. 2015 Term Loan B 4.25%, due 8/19/22	6,583,500	6,402,454
	Petco Animal Supplies, Inc. 2016 Term Loan B1 5.75%, due 1/26/23 (d)	1,666,667	1,631,482
	PetSmart, Inc. Term Loan B 4.25%, due 3/11/22	8,436,250	8,157,381
	Pilot Travel Centers LLC 2015 Term Loan B 3.75%, due 10/1/21	4,314,425	4,309,032
			62,239,675
	Telecommunications 2.5%
	Avaya, Inc. Term Loan B6 6.50%, due 3/30/18	592,182	446,110
¤	Level 3 Financing, Inc.
	2015 Term Loan B2 3.50%, due 5/31/22	2,880,000	2,835,000
	New 2019 Term Loan 4.00%, due 8/1/19	5,800,000	5,788,400
	2013 Term Loan B 4.00%, due 1/15/20	4,000,000	3,990,000
	LTS Buyer LLC
	1st Lien Term Loan 4.00%, due 4/13/20	5,850,000	5,715,450
	2nd Lien Term Loan 8.00%, due 4/12/21	316,250	303,205
	Mitel U.S. Holdings, Inc. 2015 Term Loan 5.50%, due 4/29/22	4,785,606	4,767,660
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	4,195,002	2,884,063
	T-Mobile USA, Inc. Term Loan B 3.50%, due 11/9/22	5,100,000	5,100,709
			31,830,597
	Utilities 3.5%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	3,561,179	3,409,829
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22	8,656,500	8,187,603
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	7,008,089	6,738,719
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	1,170,917	1,015,039
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 12/19/16	5,000,000	4,979,690
	Entergy Rhode Island State Energy L.P. Term Loan B 5.75%, due 12/17/22	2,000,000	1,940,000
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,434,814	3,343,217
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	4,181,541	3,789,521
	Term Loan C 5.00%, due 12/19/21	185,846	168,423
	2nd Lien Term Loan B 8.25%, due 12/19/22	1,200,000	904,000
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	8,406,766	8,109,024
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	1,843,380	1,811,121
			44,396,186
	Total Floating Rate Loans (Cost $1,160,625,472)		1,085,701,046

	Foreign Floating Rate Loans 10.1% (c)
	Automobile 0.0%‡
	Schaeffler A.G. USD Term Loan B 4.25%, due 5/15/20	507,692	507,269

	Beverage, Food & Tobacco 0.3%
	Charger OpCo B.V. USD Term Loan B1 4.25%, due 7/2/22	3,907,434	3,880,571

	Broadcasting & Entertainment 0.6%
	Numericable Group S.A. USD Term Loan B5 4.563%, due 7/31/22	1,995,000	1,895,250
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.50%, due 6/30/23	6,059,891	5,926,913
			7,822,163
	Chemicals, Plastics & Rubber 0.7%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	2,994,740	2,953,563
	Flint Group GmbH USD Term Loan C 4.50%, due 9/7/21	543,078	521,355
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	4,957,594	4,815,063
			8,289,981
	Containers, Packaging & Glass 0.3%
	KP Germany Erste GmbH 1st Lien Term Loan 5.00%, due 4/28/20	625,599	622,992
	Mauser U.S. Corporate LLC USD 1st Lien Term Loan 4.50%, due 7/31/21	3,714,975	3,608,169
			4,231,161
	Electronics 1.9%
¤	Avago Technologies Cayman, Ltd.
	USD Term Loan B 3.75%, due 5/6/21	7,704,151	7,662,418
	2016 USD Term Loan B1 4.25%, due 2/1/23 (d)	12,800,000	12,579,558
	NXP B.V. 2015 Term Loan B 3.75%, due 12/7/20	4,500,000	4,487,144
			24,729,120
	Healthcare, Education & Childcare 1.6%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.25%, due 3/11/21	3,940,000	3,770,088
	Endo Luxembourg Finance Co. I S.A R.L. 2015 Term Loan B 3.75%, due 9/26/22 (d)	6,000,000	5,918,574
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	982,500	947,498
	Incremental Term Loan B1 3.50%, due 3/19/21	1,484,962	1,436,701
	Valeant Pharmaceuticals International Corp. Term Loan B F1 4.00%, due 4/1/22	2,818,622	2,702,793
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.50%, due 2/13/19	1,683,711	1,615,660
	Series E Term Loan B 3.75%, due 8/5/20	4,549,695	4,362,020
			20,753,334
	Hotels, Motels, Inns & Gaming 0.2%
	Amaya Holdings B.V.
	USD 1st Lien Term Loan 5.00%, due 8/1/21	2,567,598	2,360,051
	USD 2nd Lien Term Loan 8.00%, due 8/1/22	506,250	499,415
			2,859,466
	Leisure, Amusement, Motion Pictures & Entertainment 1.7%
	Bauer Performance Sports, Ltd. Term Loan B 4.50%, due 4/15/21	1,703,050	1,578,160
	Bombardier Recreational Products, Inc. New Term Loan B 3.75%, due 1/30/19	4,525,714	4,451,040
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	6,566,667	6,174,033
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	2,800,000	2,319,332
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 5.75%, due 9/2/21	6,933,722	6,692,775
			21,215,340
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	4,437,150	4,236,094
	2nd Lien Term Loan 7.25%, due 6/30/22	763,956	702,839
			4,938,933
	Mining, Steel, Iron & Non-Precious Metals 0.2%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 4.25%, due 6/30/19	3,563,904	2,472,459

	Oil & Gas 0.3%
	Drillships Financing Holding, Inc. Term Loan B1 6.00%, due 3/31/21 (d)	3,394,829	1,035,423
	Expro FinServices S.A.R.L. Term Loan 5.75%, due 9/2/21	2,633,333	1,549,277
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18 (d)	3,033,333	793,723
			3,378,423
	Personal, Food & Miscellaneous Services 0.8%
	1011778 B.C. Unlimited Liability Co. Term Loan B2 3.75%, due 12/10/21	10,083,360	10,011,940

	Telecommunications 1.1%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	4,702,081	4,493,426
	Telesat USD Term Loan B2 3.50%, due 3/28/19	10,231,186	9,975,407
			14,468,833
	Total Foreign Floating Rate Loans (Cost $139,762,942)		129,558,993

	Total Long-Term Bonds (Cost $1,314,337,717)		1,228,318,394
		Shares
	Affiliated Investment Company 0.5%
	Fixed Income Fund 0.5%
	MainStay High Yield Corporate Bond Fund Class I	1,109,542	5,747,427

	Total Affiliated Investment Company (Cost $6,457,534)		5,747,427

	Common Stocks 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (d)(g)	379	9,011

	Healthcare, Education & Childcare 0.0%‡
	Millennium Laboratories, Inc.	29,525	383,825

	Total Common Stocks (Cost $531,732)		392,836

	Principal Amount
Short-Term Investments 4.7%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $2,054,704 (Collateralized by a Federal National Mortgage Association security with a rate of 1.625% and a maturity date of 1/21/20, with a Principal Amount of $2,080,000 and a Market Value of $2,100,800)	$2,054,699	2,054,699
Total Repurchase Agreement (Cost $2,054,699)		2,054,699

U.S. Government 4.5%
United States Treasury Bills
0.132%, due 2/18/16 (h)	12,447,000	12,446,003
0.183%, due 2/4/16 (h)	9,375,000	9,374,851
0.219%, due 3/10/16 (h)	35,921,000	35,912,769
Total U.S. Government (Cost $57,733,623)		57,733,623
Total Short-Term Investments (Cost $59,788,322)		59,788,322

Total Investments (Cost $1,381,115,305) (i)	100.9%	1,294,246,979
Other Assets, Less Liabilities	(0.9)	(11,059,555)
Net Assets	100.0%	$1,283,187,424

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2016.
(d)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $55,043,675, which represented 4.3% of the Fund's net assets.
(e)	Issue in default.
(f)	Restricted security.
(g)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of this security was $9,011, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Interest rate shown represents yield to maturity.
(i)	As of January 31, 2016, cost was $1,380,916,528 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,263,615
Gross unrealized depreciation	(87,933,164)
Net unrealized depreciation	$(86,669,549)

The following abbreviation is used in the preceding pages:
TBD	—To be determined

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$13,058,355	$—	$13,058,355
Floating Rate Loans (b)	—	1,023,233,686	62,467,360	1,085,701,046
Foreign Floating Rate Loans (c)	—	125,381,236	4,177,757	129,558,993
Total Long-Term Bonds	—	1,161,673,277	66,645,117	1,228,318,394
Affiliated Investment Company
Fixed Income Fund	5,747,427	—	—	5,747,427
Common Stocks (d)	383,825	—	9,011	392,836
Short-Term Investments
Repurchase Agreement	—	2,054,699	—	2,054,699
U.S. Government	—	57,733,623	—	57,733,623
Total Short-Term Investments	—	59,788,322	—	59,788,322
Total Investments in Securities	$6,131,252	$1,221,461,599	$66,654,128	$1,294,246,979

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $62,467,360 are held within the Floating Rate Loans section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $4,177,757 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments..

(d)	The Level 3 security valued at $9,011 is held in Beverage, Food & Tobacco within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2016, securities with a market value of $ 47,380,413 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2015, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

As of January 31, 2016, securities with a market value of $ 31,842,170 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2016
Long-Term Bonds
Floating Rate Loans
Automobile	$-	$1,913	$(66)	$(197,060)	$-	$(754,348)	$8,793,707	$-	$7,844,146	$(197,060)
Buildings & Real Estate	2,790,913	57	(22)	(71,668)	2,000,019	(15,506)	4,361,571	(2,790,913)	6,274,451	(71,668)
Chemicals, Plastics & Rubber	-	(215)	12	(20,188)	-	(4,079)	1,556,929	-	1,532,459	(20,188)
Containers, Packaging & Glass	-	234	4	(101,697)	-	(2,500)	1,786,326	-	1,682,367	(101,697)
Diversified/Conglomerate Manufacturing	6,865,239	2,121	3	(284,793)	-	(2,484)	5,611,640	(6,865,239)	5,326,487	(284,793)
Diversified/Conglomerate Service	5,494,315	2,827	82	(103,361)	-	(24,791)	1,245,041	-	6,614,113	(103,311)
Ecological	582,677	324	(9)	(47,193)	1,990,019	(10,764)	857,801	-	3,372,855	(47,272)
Electronics	2,381,488	1,568	119	(165,549)	-	(6,275)	-	-	2,211,351	(165,704)
Finance	5,131,875	4,734	-	8,391	-	-	-	-	5,145,000	8,391
Healthcare, Education & Childcare	8,111,813	1,119	21	(126,610)	-	(9,375)	2,538,128	(4,399,313)	6,115,783	(126,683)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	3,667,165	(1,037)	(192)	(517,006)	-	(131,276)	5,271,575	(3,667,165)	4,622,064	(517,006)
Mining, Steel, Iron & Non-Precious Metals	-	1,248	(17,990)	(251,765)	-	(859,417)	6,424,715	-	5,296,791	(251,765)
Oil & Gas	3,355,169	839	53	(388,803)	-	(11,667)	4,649,071	(3,355,169)	4,249,493	(388,803)
Personal & Nondurable Consumer Products (Manufacturing Only)	6,433,767	-	-	-	-	-	-	(6,433,767)	-	-
Printing & Publishing	-	-	-	(2,500)	242,500	-	-	-	240,000	(2,500)
Retail Store	4,330,604	-	-	-	-	-	-	(4,330,604)	-	-
Utilities	-	308	-	(30,320)	1,970,012	-	-	-	1,940,000	(30,320)
Foreign Floating Rate Loans
Chemicals, Plastics & Rubber	-	(435)	35	(54,498)	-	(9,236)	3,539,052	-	3,474,918	(54,498)
Leisure, Amusement, Motion Pictures & Entertainment	1,182,000	206	19,910	9,884	-	(1,212,000)	-	-	-	-
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	-	120	-	(42,138)	-	-	744,857	-	702,839	(42,138)
Common Stock
Beverage, Food & Tobacco	9,011	-	-	-	-	-	-	-	9,011	-
Total	$50,336,036	$15,931	$1,960	$(2,386,874)	$6,202,550	$(3,053,718)	$47,380,413	$(31,842,170)	$66,654,128	$(2,397,015)

(a)	Sales include principal reductions.

As of January 31, 2016, the Fund held the following restricted security.

Security	Date of Acquisition	Principal Amount	Cost	1/31/16 Value	Percent of Net Assets
Samson Investment Co.
New 2nd Lien Term Loan 6.50%, due 9/25/18	12/20/13	6,700,000	$6,750,805	$83,750	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay Cushing MLP Premier Fund Class I	154,441	$1,718,926
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,181,613	18,220,476
MainStay Emerging Markets Opportunities Fund Class I (a)	2,273,819	16,507,923
MainStay Epoch Global Choice Fund Class I	534,172	9,080,921
MainStay Epoch U.S. All Cap Fund Class I	433,313	10,104,851
MainStay ICAP Equity Fund Class I	672,064	26,055,904
MainStay ICAP International Fund Class I	870,607	25,221,490
MainStay International Equity Fund Class I	694,389	9,047,892
MainStay International Opportunities Fund Class I	2,967,931	22,971,789
MainStay Large Cap Growth Fund Class I	2,834,568	25,567,804
MainStay MAP Fund Class I	1,275,265	42,759,638
MainStay S&P 500 Index Fund Class I	264,730	11,462,823
MainStay U.S. Equity Opportunities Fund Class I (a)	5,475,720	44,408,088
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,737,397	41,923,401
Total Equity Funds (Cost $294,052,951)		305,051,926
Total Affiliated Investment Companies (Cost $294,052,951)		305,051,926
Total Investments (Cost $294,052,951) (b)	100.1%	305,051,926
Other Assets, Less Liabilities	(0.1)	(455,902)
Net Assets	100.0%	$304,596,024

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $300,016,265 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,374,305
Gross unrealized depreciation	(19,338,644)
Net unrealized appreciation	$5,035,661

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$305,051,926	$—	$—	$305,051,926
Total Investments in Securities	$305,051,926	$—	$—	$305,051,926

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 95.3% †
	Alabama 1.5%
	Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
	5.75%, due 6/1/45	$1,250,000	$1,272,813
	6.00%, due 6/1/50	1,375,000	1,416,511
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,250,300
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	290,000	290,397
	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,767,302
	Series A 4.75%, due 1/1/25	650,000	654,745
	Series A 5.25%, due 1/1/17	330,000	333,234
	Series A 5.50%, due 1/1/21	2,250,000	2,272,050
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/16	590,000	591,050
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,311,396
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,116,271
	Insured: AMBAC 5.125%, due 4/1/21	250,000	249,870
	Jefferson County, Sewer Revenue, Revenue Bonds Senior Lien - Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,600,912
			31,126,851
	Alaska 0.4%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	8,575,000	7,298,611

	Arizona 1.8%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,628,032
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	3,450,000	3,755,187
	Industrial Development Authority, American Leadership AC, Revenue Bonds
	5.375%, due 6/15/35 (a)	1,360,000	1,371,873
	5.625%, due 6/15/45 (a)	3,500,000	3,513,650
	Industrial Development Authority, Basis Schools Projects, Revenue Bonds
	Series A 5.00%, due 7/1/35 (a)	2,000,000	2,115,680
	Series A 5.00%, due 7/1/46 (a)	4,120,000	4,263,417
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	884,170
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,085,430
	Phoenix Industrial Development Authority, Revenue Bonds 6.75%, due 7/1/44 (a)	2,500,000	2,833,425
	Phoenix Industrial Development Authority, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,000,000	1,043,480
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds 6.00%, due 7/1/33	450,000	457,754
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	25,000	25,027
	Series A 5.875%, due 6/1/33	670,000	660,265
	6.10%, due 6/1/45	1,100,000	1,141,833
	Pima County Industrial Development Authority, Revenue Bonds
	5.375%, due 7/1/31	1,980,000	2,097,275
	Series A 7.375%, due 7/1/49	3,470,000	3,548,179
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	582,695
			38,007,372
	Arkansas 0.1%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,627,307
	Series C 5.00%, due 2/1/35	1,170,000	1,328,254
			2,955,561
	California 10.6%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,654,709
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,612,480
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	732,670
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	684,760
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	3,500,000	3,362,555
	5.125%, due 6/1/38	4,000,000	3,857,440
	5.25%, due 6/1/46	3,095,000	2,606,423
	5.65%, due 6/1/41	8,600,000	8,608,170
	California Municipal Finance Authority, Baptist University, Revenue Bonds
	Series A 5.375%, due 11/1/40 (a)	3,000,000	3,117,480
	Series A 5.50%, due 11/1/45 (a)	6,000,000	6,247,680
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,825,418
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,201,730
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	573,425
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,192,300
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,609,012
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	10,000	10,321
	6.00%, due 7/1/40	2,490,000	2,716,515
	6.375%, due 7/1/45	1,170,000	1,202,982
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	3,936,435
	7.50%, due 11/1/41	1,000,000	1,181,080
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,437,000
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.125%, due 11/1/23	500,000	531,845
	5.625%, due 11/1/33	680,000	710,546
	5.875%, due 11/1/43	435,000	452,239
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	738,927
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	720,136
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: AGC 4.375%, due 8/1/21	250,000	255,878
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,727,220
	Del Mar Ca Race Track Authority, Revenue Bonds 5.00%, due 10/1/35 (a)	1,665,000	1,824,507
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,383,800
	Series C (zero coupon), due 8/1/39	17,900,000	5,696,675
	Series C (zero coupon), due 8/1/43	16,000,000	3,981,440
	Series C (zero coupon), due 8/1/44	8,000,000	1,881,040
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,780,350
	Series C 6.50%, due 1/15/43	5,000,000	5,978,650
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,207,000
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	14,700,000	14,744,247
	Series A-1 5.00%, due 6/1/33	2,755,000	2,573,473
	Series A-1 5.125%, due 6/1/47	13,850,000	12,383,285
	Series A-2 5.30%, due 6/1/37	10,000,000	9,403,200
	Series A-1 5.75%, due 6/1/47	6,600,000	6,347,748
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,720,377
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	325,033
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,030,330
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,048,424
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,644,000
	Northern California Gas Authority, Revenue Bonds Series B 1.13%, due 7/1/27 (b)	225,000	208,267
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	103,220
	Riverside County Transportation Commission, Senior Lien, Revenue Bonds Series A 5.75%, due 6/1/48	1,480,000	1,712,464
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	341,050
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	265,180
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: AGC 5.00%, due 9/1/25	50,000	50,186
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,571,818
	San Francisco City and County Redevelopment Agency Series C (zero coupon), due 8/1/37	5,015,000	1,628,621
	San Francisco City and County Redevelopment Agency, 6-Mission Bay Public Improvements, Special Tax Series D 7.00%, due 8/1/41	435,000	526,915
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series C (zero coupon), due 8/1/38	2,000,000	607,220
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Junior Lien - Series B 5.25%, due 1/15/49	220,000	242,680
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	690,000	703,496
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	3,060,326
	Santa Ana Unified School District, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	7,294,250
	Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,764,966
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	125,006
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,900,464
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,035
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	99,994
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,045
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	174,997
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 9/1/23	100,000	101,639
	Series A, Insured: AGC 5.00%, due 9/1/24	330,000	334,967
	Series A, Insured: AGC 5.25%, due 9/1/31	150,000	151,863
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,998
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	74,999
	Insured: NATL-RE 4.125%, due 9/1/22	100,000	100,000
	Insured: NATL-RE 4.25%, due 9/1/24	215,000	215,000
	Insured: NATL-RE 4.25%, due 9/1/25	20,000	19,999
	Insured: NATL-RE 5.00%, due 9/1/28	2,265,000	2,265,385
	Insured: NATL-RE 5.00%, due 9/1/36	650,000	650,078
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,203,424
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	54,337
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	71,551
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,823,559
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	16,160,000	14,896,773
	Series A-1 5.375%, due 6/1/38	2,150,000	2,033,620
	Series A-1 5.50%, due 6/1/45	3,785,000	3,558,619
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	625,135
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,748,900
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	1,924,600
			219,441,601
	Colorado 3.4%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: AGC 5.00%, due 12/1/16	25,000	25,536
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,316,688
	Series A 5.375%, due 12/1/33	1,500,000	1,736,370
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (c)	8,000,000	8,316,400
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	980,000	1,061,644
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond, Revenue Bonds
	Series C-4 0.01%, due 6/1/37 (b)	2,000,000	2,000,000
	Series A-12 0.02%, due 2/1/38 (b)	5,050,000	5,050,000
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	3,863,615
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,792,942
	Denver Convention Center Hotel Authority, Revenue Bonds Series, Insured: XLCA 5.00%, due 12/1/35	2,550,000	2,591,922
	Denver Health and Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,741,938
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,356,550
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	188,459
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,362,687
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	430,298
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	772,736
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	2,912,107
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	309,055
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	968,650
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	453,012
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	179,055
	(zero coupon), due 9/1/40	3,450,000	1,333,425
	(zero coupon), due 9/1/41	3,925,000	1,448,521
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	2,500,000	2,698,425
	Fountain Urban Renewal Authority, Highland Academy Project, Tax Allocation Series A 5.25%, due 11/1/37	5,000,000	5,273,200
	Park Creek Metropolitan District, Tax Allocation 5.00%, due 12/1/45	4,000,000	4,506,240
	Salida Hospital District, Revenue Bonds 5.25%, due 10/1/36	4,485,000	4,507,021
			69,196,496
	Connecticut 0.1%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (c)	550,000	552,195
	Series A, Insured: ACA 6.60%, due 7/1/24 (c)	2,075,000	2,082,636
			2,634,831
	Delaware 0.3%
	Delaware State Economic Development Authority, Delaware Military Academy, Inc., Revenue Bonds 5.00%, due 9/1/44	1,125,000	1,193,805
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,725,000	3,969,435
			5,163,240
	District of Columbia 2.2%
	Dist of Columbia, Methodist Home, Revenue Bond Series A-R 5.25%, due 1/1/39	1,015,000	1,033,331
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,139,480
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,325,179
	Insured: ACA 5.25%, due 6/1/33	4,120,000	4,124,862
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	670,067
¤	Metropolitan Washington Airports Authority, Revenue Bonds
	(zero coupon), due 10/1/39	5,005,000	1,872,771
	5.00%, due 10/1/53	30,365,000	32,904,121
			45,069,811
	Florida 6.1%
	Bay County Educational Facilities Revenue, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	257,465
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,070,070
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,070,000	4,070,203
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,810,913
	City of Atlantic Beach Florida, Feet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,684,695
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	3,835,000	4,031,237
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,426,918
	6.125%, due 6/1/43	5,000,000	5,574,750
¤	County of Escambia FL, Gulf Power Co., Revenue Bonds 0.01%, due 4/1/39 (b)	65,400,000	65,400,000
	County of Osceola FL, Revenue Bonds Second Lien - Series A 5.375%, due 10/1/47	11,070,000	12,201,133
	County of Osceola FL,Expressway System, Revenue Bonds Senior Line - Poincian (zero coupon), due 10/1/36	4,000,000	2,998,600
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	3,862,215
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	2,079,642
	5.00%, due 11/15/39	2,230,000	2,501,859
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,689,765
	Series C 5.00%, due 10/1/40	1,000,000	1,107,420
	Series A 7.25%, due 10/1/40	2,500,000	3,306,725
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,732,560
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	400,000	432,496
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	854,640
	Tallahassee, Florida, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	5,000,000	5,464,500
			125,557,806
	Georgia 0.6%
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds 5.00%, due 7/15/38	890,000	976,419
	Heard County Development Authority, Georgia Power Co., Revenue Bonds 0.18%, due 12/1/37 (b)(c)	1,000,000	1,000,000
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,129,750
	Private Colleges And Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,608,520
			11,714,689
	Guam 2.4%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (c)	3,000,000	3,545,880
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	13,565,000	15,476,716
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/29	1,415,000	1,666,233
	Series D 5.00%, due 11/15/39	9,500,000	10,739,845
	Series A 6.50%, due 11/1/40	3,990,000	4,815,810
	Territory of Guam, Unlimited General Obligation
	Series A 5.25%, due 11/15/37	7,610,000	8,231,661
	Series A 7.00%, due 11/15/39	4,040,000	4,954,656
			49,430,801
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (a)	1,500,000	1,523,685

	Illinois 4.5%
¤	Chicago Board of Education, Unlimited General Obligation
	Series F 5.00%, due 12/1/31	5,400,000	4,266,054
	Series B 5.00%, due 12/1/33	1,950,000	1,512,888
	Series A 5.25%, due 12/1/41	5,295,000	4,126,764
	Series A, Insured: AGC 5.50%, due 12/1/26	25,000,000	27,851,250
	City of Chicago IL, Sales Tax, Revenue Bonds Series A 5.25%, due 1/1/38	8,000,000	8,579,040
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,654,350
	Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,925,400
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,069,760
	Illinois Finance Authority, Noble Network Charter, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,959,271
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	7,490,000	8,227,765
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	553,333
	Illinois, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 3/1/34	12,880,000	12,893,782
	Massac County Hospital District, Limited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	110,488
	Metropolitan Pier & Exposition Authority, Unlimited General Obligation 5.00%, due 6/15/50	1,600,000	1,662,944
	State of Illinois, Unlimited General Obligation 3.00%, due 2/1/16	7,000,000	7,000,910
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	200,136
			92,594,135
	Indiana 1.7%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,219,421
	Carmel Redevelopment District, Certificate of Participation Series C 6.50%, due 7/15/35 (d)	1,000,000	1,107,360
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (c)	5,500,000	6,800,145
	Gary Chicago International Airport Authority, Revenue Bonds
	5.00%, due 2/1/29 (c)	1,170,000	1,269,204
	5.25%, due 2/1/34 (c)	750,000	813,150
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,504,530
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	740,739
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,287,894
	5.50%, due 8/15/45	210,000	229,207
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,837,887
	Indiana Finance Authority, Republic Services, Inc., Revenue Bonds 0.58%, due 5/1/34 (b)(c)	10,000,000	10,000,000
			35,809,537
	Iowa 0.9%
	Iowa City, Revenue Bonds 0.02%, due 4/1/32 (b)	1,000,000	1,000,000
	Iowa Finance Authority, Drake University Project, Revenue Bonds 0.01%, due 4/1/31 (b)	220,000	220,000
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,970,236
	Series C 5.625%, due 6/1/46	6,730,000	6,729,327
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.50%, due 12/1/31	1,570,000	1,595,733
	Insured: AGC 4.50%, due 12/1/41	960,000	971,088
	Insured: AGC 5.00%, due 12/1/41	1,945,000	1,976,256
			18,462,640
	Kentucky 1.2%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,156,040
	Louisville and Jefferson County Visitors and Convention Commission, Revenue Bonds Series B, Insured: AGM 0.01%, due 12/1/22 (b)	7,125,000	7,125,000
	Ohio County Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	16,880,000	17,264,864
			25,545,904
	Louisiana 1.6%
	City of New Orleans, Water Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,184,585
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	8,760,253
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,174,013
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,930,000	1,712,547
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	100,602
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bond 5.00%, due 5/15/47	5,000,000	5,504,450
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	6,030,000	6,089,395
			32,525,845
	Maryland 0.3%
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,135,170
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,459,240
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,132,110
			6,726,520
	Massachusetts 2.3%
	Massachusetts Development Finance Agency, Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	11,900,000	13,276,354
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (a)	2,000,000	2,196,920
	Massachusetts Development Finance Agency, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,340,440
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	5.00%, due 9/1/40	1,325,000	1,483,377
	5.00%, due 9/1/45	1,425,000	1,584,301
	Massachusetts Port Authority Facilities, Delta Airlines, Inc., Revenue Bonds
	Series A, Insured: AMBAC 5.00%, due 1/1/21 (c)	1,615,000	1,619,247
	Series A, Insured: AMBAC 5.00%, due 1/1/27 (c)	1,175,000	1,178,690
	Massachusetts Port Authority Facilities, Special Facilities-Delta Airlines, Inc., Revenue Bonds
	Insured: AMBAC 0.672%, due 1/1/31 (b)(c)	5,000,000	4,343,750
	Insured: AMBAC 0.689%, due 1/1/31 (b)(c)	13,000,000	11,293,750
	Massachusetts State Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds
	Series I 5.00%, due 7/1/41	1,850,000	2,108,574
	Series I 5.00%, due 7/1/46	2,500,000	2,837,700
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,735,601
			46,998,704
	Michigan 6.4%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	566,511
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,015,000	994,801
	6.00%, due 6/1/33	1,000,000	951,340
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	307,074
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,050,787
	5.125%, due 11/1/35	605,000	605,333
	Detroit, Michigan Sewage Disposal System, Revenue Bonds Second Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/36	250,000	252,337
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	5,000,000	5,566,100
	Detroit, Michigan Water Supply System, Revenue Bonds
	Senior Lien - Series C 4.50%, due 7/1/27	165,000	180,845
	Senior Lien - Series D, Insured: NATL-RE 5.00%, due 7/1/33	645,000	651,056
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,035
	Senior Lien - Series A 5.00%, due 7/1/36	655,000	715,293
	Series C 5.00%, due 7/1/41	1,620,000	1,754,833
	Series A 5.25%, due 7/1/41	10,840,000	11,875,654
	Detroit, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	20,056
	Insured: AGM 5.00%, due 4/1/24	23,250	23,323
	Insured: AMBAC 5.25%, due 4/1/22	58,125	57,563
	Insured: AMBAC 5.25%, due 4/1/24	45,725	45,730
	Flint, Michigan Hospital Building Authority Rental, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	1,955,000	1,974,042
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	5.00%, due 12/1/36	1,000,000	1,086,290
	5.00%, due 12/1/40	1,000,000	1,070,140
	5.00%, due 12/1/45	4,000,000	4,252,840
	Michigan Finance Authority, Detroit Water & Sewer, Revenue Bonds Second Lien - Series C-1 5.00%, due 7/1/44	1,000,000	1,084,380
	Michigan Finance Authority, Detroit Water and Sewer, Revenue Bonds Series D-4 5.00%, due 7/1/34	1,000,000	1,138,280
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds
	Series A 7.375%, due 10/1/20 (d)(e)	885,000	531,133
	Series A 8.00%, due 10/1/30 (d)(e)	1,750,000	1,050,017
	Michigan Finance Authority, Exchanged Detroit Bonds, Revenue Bonds
	Series G-5A, Insured: AMBAC 4.60%, due 4/1/24	109,850	109,378
	Series G-8A, Insured: AGM 5.00%, due 4/1/24	126,750	127,295
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/22	316,875	316,853
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/24	249,275	249,302
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	5.00%, due 7/1/34	1,000,000	1,141,030
	5.00%, due 7/1/35	2,000,000	2,273,360
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	3,000,000	3,131,340
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	4,560,000	4,525,344
	7.00%, due 10/1/31	2,120,000	2,163,630
	7.00%, due 10/1/36	1,740,000	1,766,779
	7.75%, due 7/15/26	105,000	98,780
	8.00%, due 7/15/41	2,000,000	1,815,960
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds 7.50%, due 11/1/40	855,000	926,786
	Michigan Finance Authority, Thomas M. Cooley Law School, Revenue Bonds 6.75%, due 7/1/44 (a)	13,000,000	13,817,440
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,362,596
	6.125%, due 12/1/33	4,100,000	4,104,715
	6.125%, due 12/1/37	980,000	981,127
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	341,309
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	531,700
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	2,600,000	2,694,120
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,509,720
	Michigan State Housing Development Authority, Revenue Bonds Series A 0.06%, due 10/1/37 (b)(c)	1,180,000	1,180,000
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,267,710
	Michigan Strategic Fund, Tax Allocation Series A 4.125%, due 7/1/45 (b)	16,000,000	16,379,840
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	7,355,000	6,978,571
	Series A 6.00%, due 6/1/48	19,150,000	17,475,907
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,504,456
			132,590,841
	Minnesota 0.6%
	City Of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	3,000,000	3,182,700
	St Paul Housing & Redevelopment Authority, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	2,066,045
	5.00%, due 11/15/40	1,775,000	2,029,695
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,135,210
	St. Paul Housing & Redevelopment Authority, Childrens Hospital Clinic, Revenue Bonds Series A, Insured: AGM 0.02%, due 8/15/37 (b)	2,700,000	2,700,000
	St. Paul Housing & Redevelopment Authority, Health Care Facilities- Childrens, Revenue Bonds Series A, Insured: AGM 0.02%, due 8/15/34 (b)	1,525,000	1,525,000
			12,638,650
	Mississippi 0.5%
	Mississippi Business Finance Corp., Gulf Power Co., Revenue Bonds 0.09%, due 11/1/42 (b)(c)	1,800,000	1,800,000
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,486,650
	Mississippi Development Bank, Municipal Energy Agency Power Supply Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 3/1/31	7,500,000	7,532,100
			10,818,750
	Missouri 0.7%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	528,810
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	395,000	395,280
	5.50%, due 6/1/29	3,510,000	3,510,562
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,076,500
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,590,000	1,648,194
	6.00%, due 5/1/42	2,800,000	2,891,784
	Lee's Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,557,585
	St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,948,260
			13,556,975
	Nebraska 0.1%
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	3,000,057

	Nevada 0.3%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: AGC 4.625%, due 4/1/37	1,645,000	1,724,207
	Insured: AGC 5.00%, due 4/1/27	775,000	815,711
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,150,884
	Nevada Housing Division, Multi Unit Housing-Help Owens, Revenue Bonds 0.16%, due 10/1/42 (b)(c)	2,065,000	2,065,000
	Reno, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	402,667
			6,158,469
	New Hampshire 1.0%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: AGC (zero coupon), due 1/1/17	1,355,000	1,317,941
	Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	1,965,692
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,775,000	1,061,415
	New Hampshire Business Finance Authority, Revenue Bonds 0.02%, due 10/1/40 (b)	13,160,000	13,160,000
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	2,987,833
			20,492,881
	New Jersey 5.2%
	Atlantic, Unlimited General Obligation
	Insured: AGM 3.125%, due 11/1/31	100,000	89,516
	Insured: AGM 4.00%, due 11/1/26	805,000	818,476
	Essex County Improvement Authority, Revenue Bonds 5.25%, due 7/1/45 (a)(c)	1,500,000	1,561,680
¤	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (c)	4,920,000	5,417,166
	5.50%, due 4/1/28 (c)	180,000	180,605
	Series A 5.625%, due 11/15/30 (c)	8,085,000	9,193,858
	Series B 5.625%, due 11/15/30 (c)	7,000,000	7,961,100
	5.75%, due 9/15/27 (c)	3,485,000	3,884,032
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	605,000	612,956
	Series A 6.00%, due 7/1/32	650,000	665,613
	Series A 6.10%, due 7/1/44	1,900,000	1,925,099
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (c)	3,000,000	3,369,960
	Insured: AGM 5.125%, due 7/1/42 (c)	1,705,000	1,882,780
	5.375%, due 1/1/43 (c)	2,000,000	2,236,900
	6.00%, due 10/1/43	2,055,000	2,333,843
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	3,410,000	3,659,237
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	216,819
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (c)	2,000,000	2,082,260
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds 5.75%, due 7/1/37	2,110,000	2,190,159
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	117,718
	Series B (zero coupon), due 7/1/31	205,000	96,100
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds 6.25%, due 7/1/35	2,725,000	2,964,364
	New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,228,537
	New Jersey Turnpike Authority, Revenue Bonds Series C 0.49%, due 1/1/17 (b)	8,000,000	7,986,800
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,097,980
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.75%, due 6/1/34	23,860,000	20,036,912
	Series 1A 5.00%, due 6/1/29	7,025,000	6,670,097
	Series 1A 5.00%, due 6/1/41	17,000,000	14,292,580
			107,773,147
	New Mexico 0.1%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	2,500,000	2,671,050

	New York 5.1%
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(c)	1,500,000	1,625,520
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	14,765,000	14,120,065
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	1,885,594
	Series A-3 5.125%, due 6/1/46	5,545,000	4,795,981
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,540,845
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,837,033
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C 0.01%, due 5/1/28 (b)	4,300,000	4,300,000
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	4,100,000	1,053,823
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,131,140
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 11/15/44 (a)	14,500,000	15,454,535
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.15%, due 11/15/34 (a)	4,150,000	4,408,918
	Class 2 5.375%, due 11/15/40 (a)	5,000,000	5,355,750
	7.25%, due 11/15/44 (a)	10,500,000	12,773,250
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	380,000	419,832
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	840,480
	Series A 5.00%, due 6/15/26	960,000	1,053,427
	Series A 5.50%, due 6/15/31	750,000	818,693
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,999,850
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,522,736
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	555,000	559,712
	Suffolk County Economic Development Corp., Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (a)	2,000,000	2,005,780
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,106,820
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	1,000,000	1,094,440
	TSASC, Inc., Revenue Bonds Series 1 5.125%, due 6/1/42	5,770,000	5,352,540
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	7,066,440
			105,123,204
	Ohio 3.9%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,050,000	7,274,096
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	11,500,000	10,541,935
	Series A-2 5.375%, due 6/1/24	2,025,000	1,884,850
	Series A-2 5.75%, due 6/1/34	6,130,000	5,433,571
	Series A-2 5.875%, due 6/1/30	25,100,000	22,638,694
	Series A-2 6.00%, due 6/1/42	5,390,000	4,834,022
	Butler County Port Authority Public Infrastructure, Revenue Bonds
	Series C 5.00%, due 12/1/24	1,000,000	1,020,300
	Series C 6.00%, due 12/1/43	3,500,000	3,570,350
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)(e)	710,000	157,890
	7.35%, due 12/1/31 (d)(e)	6,000,000	1,334,280
	Cuyahoga County Ohio, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 1.129%, due 12/1/28 (b)	3,950,000	3,614,250
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,829,725
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	1,080,000	1,145,718
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	300,000	300,177
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,220,000	1,378,368
	Toledo-Lucas County Port Authority Student Housing, University of Toledo Project, Revenue Bonds Series A 5.00%, due 7/1/34	1,400,000	1,501,794
	Toledo-Lucas County Port Authority, Revenue Bonds
	Series A 5.00%, due 7/1/39	1,500,000	1,589,220
	Series A 5.00%, due 7/1/46	9,790,000	10,315,429
			81,364,669
	Oklahoma 0.4%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	7,139,014

	Oregon 0.2%
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	5,015,904

	Pennsylvania 3.1%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,274,741
	5.75%, due 12/1/41	1,055,000	1,102,338
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,159,470
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,101,028
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	290,000	319,418
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	317,403
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	340,000	344,461
	Harrisburg Authority, Capital Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,037,560
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (d)	2,550,000	1,931,319
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	107,202
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	60,701
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	428,207
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	308,707
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	235,000	230,255
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	406,621
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	33,670
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	189,124
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	370,252
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	404,496
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	245,425
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	108,618
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	12,656
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	315,000	260,291
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	535,000	397,056
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,300,000	6,950,475
	5.25%, due 1/15/46	1,000,000	1,102,450
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,125,828
	Pennsylvania Economic Development Financing Authority, Bridges Finance Co.,Revenue Bonds 5.00%, due 6/30/42 (c)	7,000,000	7,717,010
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	289,281
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds Series A 6.25%, due 9/1/33	1,475,000	1,608,369
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,122,970
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 9/15/33	150,000	153,732
	Insured: AGC 5.75%, due 3/15/30	1,040,000	1,042,319
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,855,750
	5.50%, due 7/15/43	2,400,000	2,635,080
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,053,810
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	100,000	97,098
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,348,565
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,234,342
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,125,860
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19 (d)(e)	255,000	38,163
	5.25%, due 9/1/26 (d)(e)	1,500,000	224,490
	5.25%, due 9/1/31 (d)(e)	2,425,000	362,925
	5.25%, due 9/1/36 (d)(e)	1,125,000	168,368
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,738,995
	Scranton Parking Authority, Revenue Bonds Insured: AGC 5.25%, due 6/1/34	135,000	135,549
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,429,560
	York General Authority, York City Recreation Corp., Revenue Bonds Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,486,269
	York, Unlimited General Obligation 7.25%, due 11/15/41	290,000	329,211
			64,527,488
	Puerto Rico 10.7%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 4.00%, due 7/1/16	100,000	101,011
	Insured: AMBAC 4.50%, due 7/1/23	1,000,000	946,460
	Series A, Insured: AGM 5.00%, due 7/1/35	550,000	551,326
	Insured: XLCA 5.25%, due 7/1/17	1,000,000	982,160
	Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,029,630
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,197,740
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	1,100,000	1,111,528
	Series A, Insured: XLCA 5.50%, due 7/1/17	5,200,000	5,110,300
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	103,579
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,510,070
	Series A, Insured: AMBAC 5.50%, due 7/1/19	485,000	493,861
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	5,505,000	5,637,946
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds Series A 5.00%, due 7/1/17	1,000,000	765,510
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,327,468
	Puerto Rico Commonwealth, Public Improvement, Unlimited General Obligation
	Series A, Insured: CIFG 5.00%, due 7/1/25	250,000	226,578
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,029,050
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/36	4,375,000	3,339,437
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,406,897
	Series A, Insured: AMBAC 5.00%, due 7/1/31	10,735,000	9,901,857
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	99,860
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,138,404
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,558,795
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,003,860
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	150,107
	Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,830,000	3,782,202
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/18	1,510,000	1,332,650
	Insured: AMBAC (zero coupon), due 7/1/27	200,000	87,394
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	725,000	649,803
	Series A, Insured: AGM 4.75%, due 7/1/38	650,000	621,881
	Insured: NATL-RE 5.00%, due 7/1/22	210,000	210,137
	Insured: NATL-RE 5.00%, due 7/1/28	460,000	452,672
	Series M, Insured: AGC 5.00%, due 7/1/32	160,000	160,243
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,175,000	1,192,578
	Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,509,432
	Series N, Insured: AMBAC 5.25%, due 7/1/31	9,195,000	8,723,113
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,480,000	4,663,008
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,350,000	7,226,152
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,620,000	1,664,048
	Series L, Insured: AMBAC 5.25%, due 7/1/38	205,000	186,878
	Insured: AGM 5.50%, due 7/1/25	2,215,000	2,335,629
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	7,765,477
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	5,089,540
	Series N, Insured: AMBAC 5.50%, due 7/1/29	1,025,000	1,008,251
	Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,693,363
	Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	497,801
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC (zero coupon), due 7/1/28	945,000	390,843
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	12,500,000	3,435,000
	Series A, Insured: AMBAC (zero coupon), due 7/1/35	280,000	71,747
	Series A, Insured: AMBAC (zero coupon), due 7/1/36	8,410,000	2,017,054
	Series A, Insured: AMBAC (zero coupon), due 7/1/37	1,525,000	345,321
	Series A, Insured: AMBAC (zero coupon), due 7/1/43	2,050,000	295,077
	Series A, Insured: AMBAC (zero coupon), due 7/1/44	4,925,000	675,365
	Series C, Insured: AMBAC 5.50%, due 7/1/16	3,300,000	3,318,315
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,200,000	5,281,796
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	4,971,166
	Series C, Insured: AMBAC 5.50%, due 7/1/23	2,010,000	2,018,040
	Series C, Insured: AMBAC 5.50%, due 7/1/25	11,675,000	11,637,990
	Series C, Insured: AMBAC 5.50%, due 7/1/26	7,105,000	7,048,018
	Series C, Insured: AMBAC 5.50%, due 7/1/27	5,350,000	5,280,664
	Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	12,178,536
	Series A 8.25%, due 5/1/17 (a)(d)	14,100,000	12,355,125
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/30	720,000	720,029
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,531,569
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series G, Insured: CIFG 4.75%, due 7/1/32	270,000	224,513
	Series I, Insured: AGC 5.00%, due 7/1/36	615,000	615,498
	Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,038,440
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,037,640
	Insured: AGC 5.25%, due 7/1/33	680,000	680,979
	Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	293,538
	Series H, Insured: AMBAC 5.50%, due 7/1/16	3,250,000	3,268,037
	Series H, Insured: AMBAC 5.50%, due 7/1/17	325,000	330,112
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/41	12,000,000	2,333,160
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	5,240,000	788,044
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	280,000	39,491
	Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,021,455
	Series C, Insured: AGM 5.125%, due 8/1/42	4,000,000	4,038,400
			220,856,648
	Rhode Island 0.4%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,069,333
	Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	375,257
	Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	836,540
	Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	783,985
	Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	570,330
	Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	335,340
	Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	110,862
	Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	133,301
	Rhode Island Health & Educational Building Corp., Educational Facilities-Meeting Street Center, Revenue Bonds 0.02%, due 6/1/35 (b)	2,220,000	2,220,000
	Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,053,816
	Woonsocket, Unlimited General Obligation
	Insured: NATL-RE 5.75%, due 10/1/16	90,000	90,097
	Insured: NATL-RE 6.00%, due 10/1/17	205,000	205,219
	Insured: NATL-RE 6.00%, due 10/1/18	115,000	115,103
			7,899,183
	South Carolina 0.4%
	South Carolina State Public Service Authority, Revenue Bonds Series E 5.25%, due 12/1/55	7,500,000	8,523,975

	South Dakota 0.2%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,516,881

	Tennessee 0.3%
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	5,250,000	5,853,120

	Texas 7.0%
	Arlington Higher Education Finance Corp., University Academy, Revenue Bonds
	Series A 7.00%, due 3/1/34	375,000	399,859
	Series A 7.125%, due 3/1/44	1,530,000	1,626,421
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,465,000	3,500,828
	Series B 5.75%, due 1/1/34 (a)	110,000	112,749
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	805,180
	(zero coupon), due 1/1/33	315,000	163,113
	(zero coupon), due 1/1/34	3,275,000	1,597,152
	(zero coupon), due 1/1/35	3,700,000	1,720,796
	(zero coupon), due 1/1/36	2,000,000	888,080
	(zero coupon), due 1/1/39	3,500,000	1,356,985
	5.00%, due 1/1/33	1,225,000	1,354,507
	5.00%, due 1/1/42	2,340,000	2,539,087
	6.75%, due 1/1/41	7,500,000	8,971,275
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,966,843
	6.00%, due 8/15/43	3,500,000	4,187,820
	Clifton Higher Education Finance Corp., International Leadership, Revenue Bonds 5.50%, due 8/15/35	3,000,000	3,140,490
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,667,375
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,486,535
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	676,272
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,791,300
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	989,109
	Series A 5.00%, due 6/1/38	1,960,000	2,128,913
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	310,973
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	697,527
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	391,896
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	412,313
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	718,150
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	119,430
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	357,780
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	82,464
	Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	711,258
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	686,423
	Series A, Insured: AGM (zero coupon), due 11/15/38	36,815,000	12,986,859
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	449,399
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	461,511
	Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	331,324
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	519,177
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	183,974
	Houston, Texas Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (c)	6,400,000	6,987,520
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,262,251
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,171,930
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	4,042,882
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,208,522
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,165,050
	Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,551,570
	Tarrant County Cultural Education Facilities Finance Corp., Trinity Terrace Project, Revenue Bonds Series A-1 5.00%, due 10/1/44	1,750,000	1,899,118
	Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds 5.00%, due 12/15/26	3,500,000	4,073,685
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,725,599
	7.50%, due 6/30/33	750,000	930,450
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds
	6.75%, due 6/30/43 (c)	11,500,000	14,257,240
	6.875%, due 12/31/39	5,050,000	5,957,838
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,334,749
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,152,540
	Tyler Health Facilities Development Corp., East Texas Medical Center, Revenue Bonds Series A 5.25%, due 11/1/32	1,700,000	1,746,767
	Tyler Health Facilities Development Corp., Revenue Bonds
	5.25%, due 11/1/27	4,245,000	4,374,090
	Series A 5.375%, due 11/1/37	5,230,000	5,378,637
	Wood County Central Hospital District, East Tex Medical Center Quitman Project, Revenue Bonds 6.00%, due 11/1/41	6,270,000	7,054,252
			144,765,837
	U.S. Virgin Islands 0.5%
	Virgin Islands Public Finance Authority, Revenue Bonds Series C 5.00%, due 10/1/39	6,000,000	6,541,320
	Virgin Islands Water & Power Authority, Revenue Bonds 5.50%, due 7/1/17	2,835,000	2,845,319
			9,386,639
	Utah 0.1%
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	700,000	805,679
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	662,298
			1,467,977
	Vermont 0.0%‡
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: AGC 4.75%, due 8/15/36	500,000	507,900
	Series A, Insured: AGC 5.75%, due 2/15/37	45,000	46,050
			553,950
	Virginia 2.2%
	Campbell County Industrial Development Authority, GA Pacific Corp., Revenue Bonds 0.22%, due 12/1/19 (a)(b)(c)	5,800,000	5,800,000
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	17,995,000	14,258,338
	Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (a)	2,500,000	2,570,225
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds
	5.50%, due 1/1/42 (c)	10,000,000	11,141,100
	6.00%, due 1/1/37 (c)	1,300,000	1,506,492
	Virginia Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (c)	10,000,000	10,762,500
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.01%, due 7/1/30 (b)	65,000	65,000
			46,103,655
	Washington 1.4%
	Chelan County Public Hospital District No. 1, General Obligation Insured: AMBAC 4.45%, due 12/1/30	855,000	854,034
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,103,830
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (c)	1,825,000	1,933,040
	Washington Economic Development Finance Authority, Pioneer Human Services Project, Revenue Bonds 0.05%, due 9/1/18 (b)	610,000	610,000
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	8,080,711
	Washington State Housing Finance Commission, Revenue Bonds 0.03%, due 11/1/25 (b)	930,000	930,000
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,107,220
	Whidbey Island Public Hospital District, Unlimited General Obligation
	5.375%, due 12/1/39	9,905,000	10,703,046
	5.50%, due 12/1/33	2,070,000	2,270,272
			29,592,153
	West Virginia 0.1%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	1,305,000	1,445,666
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	465,000	456,039
			1,901,705
	Wisconsin 2.2%
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,256,930
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,115,860
	Public Finance Authority, FFAH NC & MO Portfolio, Revenue Bonds
	Series A 4.75%, due 12/1/35	1,150,000	1,167,101
	Series A 5.00%, due 12/1/45	3,200,000	3,254,528
	Series A 5.15%, due 12/1/50	2,250,000	2,289,127
	Public Finance Authority, National Gypsum Co., Revenue Bonds 5.25%, due 4/1/30 (c)	10,500,000	10,997,385
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,276,200
	5.75%, due 4/1/42	3,375,000	3,443,377
	5.875%, due 4/1/45	6,650,000	6,876,765
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (c)	1,670,000	1,706,456
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40	2,870,000	2,766,020
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,509,494
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	90,922
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,400,000	2,445,168
	5.375%, due 2/1/48	4,400,000	4,626,424
			45,821,757
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	586,635
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	1,058,005
			1,644,640
	Total Municipal Bonds (Cost $1,827,355,153)		1,968,543,859

		Shares
	Closed-End Funds 0.3%
	Multi-State 0.3%
	BlackRock MuniHoldings Quality Fund, Inc.	178,802	2,444,223
	BlackRock MuniYield Investment Fund	132,698	2,101,936
	BlackRock MuniYield Investment Quality Fund	40,846	588,591
	MFS High Income Municipal Trust	117,596	591,508
	Total Closed-End Funds (Cost $5,571,491)		5,726,258
	Total Investments (Cost $1,832,926,644) (f)	95.6%	1,974,270,117
	Other Assets, Less Liabilities	4.4	91,031,597
	Net Assets	100.0%	$2,065,301,714

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2016.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $19,261,070, which represented 0.9% of the Fund's net assets.
(e)	Issue in default.
(f)	As of January 31, 2016, cost was $1,833,120,630 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$154,204,579
Gross unrealized depreciation	(13,055,092)
Net unrealized appreciation	$141,149,487

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(800)	March 2016	$(103,662,500)	$(2,651,760)
			$(103,662,500)	$(2,651,760)

1. As of January 31, 2016, cash in the amount of $1,080,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,968,543,859	$—	$1,968,543,859
Closed-End Funds	5,726,258	—	—	5,726,258
Total Investments in Securities	$5,726,258	$1,968,543,859	$—	$1,974,270,117

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(2,651,760)	$—	$—	$(2,651,760)
Total Other Financial Instruments	$(2,651,760)	$—	$—	$(2,651,760)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund
Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 98.6%†
	Asset-Backed Securities 0.4%
	Home Equity 0.4%
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.472%, due 9/25/36 (a)		$416,203	$203,470
	Series 2006-18, Class AV1 0.492%, due 11/25/36 (a)		102,291	43,302
	Series 2007-5, Class 2A1A 0.542%, due 4/25/47 (a)		350,601	285,255
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.522%, due 3/25/47 (a)		405,498	239,118
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.532%, due 9/25/37 (a)		2,178,347	925,477
				1,696,622
	Total Asset-Backed Securities (Cost $2,615,732)			1,696,622

	Convertible Bond 0.0%‡
	Mining 0.0%‡
	Aleris International, Inc. 6.00%, due 6/1/20 (b)(c)(d)(e)		11,797	7,768

	Total Convertible Bond (Cost $8,872)			7,768

	Corporate Bonds 92.9%
	Advertising 0.4%
	Lamar Media Corp. 5.75%, due 2/1/26 (b)		1,800,000	1,854,000

	Aerospace & Defense 3.0%
	KLX, Inc. 5.875%, due 12/1/22 (b)		5,280,000	4,936,272
	Orbital ATK, Inc.
	5.25%, due 10/1/21		3,495,000	3,529,950
	5.50%, due 10/1/23 (b)		640,000	649,600
	TransDigm, Inc. 6.00%, due 7/15/22 (f)		3,530,000	3,459,400
				12,575,222
	Airlines 0.9%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		762,653	846,545
	Continental Airlines, Inc. Series 2004-ERJ1 9.558%, due 3/1/21		1,918,312	2,028,615
	U.S. Airways Group, Inc. 6.125%, due 6/1/18		960,000	981,600
				3,856,760
	Auto Manufacturers 1.4%
	Ford Motor Co.
	7.50%, due 8/1/26		255,000	305,568
	8.90%, due 1/15/32		410,000	514,574
	9.98%, due 2/15/47		1,500,000	2,101,418
	Navistar International Corp. 8.25%, due 11/1/21		4,315,000	2,686,087
				5,607,647
	Auto Parts & Equipment 1.5%
	Dana Holding Corp. 5.375%, due 9/15/21		2,375,000	2,291,875
	MPG Holdco I, Inc. 7.375%, due 10/15/22		2,555,000	2,460,797
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (b)		1,775,000	1,664,063
				6,416,735
	Banks 5.0%
	Barclays PLC 6.50%, due 12/29/49 (a)	EUR	2,675,000	2,796,405
¤	Citigroup, Inc. 6.30%, due 12/29/49 (a)		$6,250,000	6,062,500
¤	Credit Agricole S.A. 7.875%, due 1/29/49 (a)(b)		5,750,000	5,598,188
	Lloyds Banking Group PLC 7.50%, due 4/30/49 (a)(f)		2,000,000	2,070,000
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)		1,000,000	955,000
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		3,075,000	3,101,906
				20,583,999
	Building Materials 1.0%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17 (f)		3,150,000	2,323,125
	USG Corp. 5.875%, due 11/1/21 (b)		1,720,000	1,771,600
				4,094,725
	Chemicals 0.3%
	Momentive Performance Materials, Inc. 4.69%, due 4/24/22		2,510,000	1,298,925
	Momentive Performance Materials, Inc. (Escrow Claim Shares) 10.00%, due 10/15/20 (c)(d)(e)		2,510,000	3
				1,298,928
	Commercial Services 3.2%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23 (f)		3,860,000	3,667,000
	Hertz Corp. (The) 7.375%, due 1/15/21		3,195,000	3,234,937
	Service Corp. International 5.375%, due 5/15/24 (f)		2,705,000	2,860,538
	United Rentals North America, Inc. 6.125%, due 6/15/23 (f)		3,785,000	3,643,062
				13,405,537
	Computers 0.9%
	NCR Corp. 6.375%, due 12/15/23		3,830,000	3,789,287

	Cosmetics & Personal Care 0.7%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		2,670,000	2,783,475

	Electric 1.0%
	Calpine Corp. 5.75%, due 1/15/25 (f)		4,670,000	4,197,163

	Entertainment 1.1%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21 (f)		3,000,000	2,947,500
¤	Scientific Games International, Inc. 10.00%, due 12/1/22 (f)		2,105,000	1,462,975
				4,410,475
	Finance - Auto Loans 0.9%
	Ally Financial, Inc. 8.00%, due 11/1/31		3,211,000	3,621,385

	Finance - Consumer Loans 3.9%
	Navient Corp. 8.00%, due 3/25/20		5,485,000	5,402,725
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		4,350,000	4,306,500
¤	Springleaf Finance Corp.
	6.00%, due 6/1/20		3,855,000	3,517,687
	7.75%, due 10/1/21		3,270,000	3,073,800
				16,300,712
	Finance - Other Services 0.7%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (b)		2,740,000	1,924,850
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		1,000,000	893,750
				2,818,600
	Food 1.7%
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (b)		1,825,000	1,701,813
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (b)		2,365,000	2,276,313
	Smithfield Foods, Inc. 6.625%, due 8/15/22 (f)		2,910,000	3,059,137
				7,037,263
	Forest Products & Paper 0.7%
	Stora Enso OYJ 7.25%, due 4/15/36 (b)		3,000,000	3,075,000

	Hand & Machine Tools 0.5%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		2,375,000	2,101,875

	Health Care - Products 1.2%
	Alere, Inc.
	6.375%, due 7/1/23 (b)		1,195,000	1,129,275
	6.50%, due 6/15/20 (f)		2,915,000	2,842,125
	Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, due 11/1/18		1,200,000	1,164,000
				5,135,400
	Health Care - Services 5.2%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22		5,525,000	5,000,125
¤	HCA, Inc.
	5.00%, due 3/15/24		6,830,000	6,915,375
	5.875%, due 5/1/23		3,500,000	3,648,750
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		3,810,000	3,814,762
	Tenet Healthcare Corp. 8.125%, due 4/1/22 (f)		2,000,000	2,005,000
				21,384,012
	Holding Company - Diversified 0.2%
	Stena AB 7.00%, due 2/1/24 (b)		1,191,000	905,160

	Home Builders 5.1%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		1,880,000	1,654,400
	7.25%, due 2/1/23		2,720,000	2,244,000
	K. Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		2,350,000	1,502,590
	7.25%, due 10/15/20 (b)		4,020,000	3,226,050
	Meritage Homes Corp. 6.00%, due 6/1/25		2,135,000	2,081,625
	PulteGroup, Inc. 7.875%, due 6/15/32		4,395,000	4,944,375
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		5,540,000	5,373,800
				21,026,840
	Household Products & Wares 0.3%
	Spectrum Brands, Inc. 5.75%, due 7/15/25 (b)		1,250,000	1,281,250

	Insurance 5.4%
	American International Group, Inc. 8.175%, due 5/15/68 (a)		2,000,000	2,602,500
	Aviva PLC 6.125%, due 11/14/36 (a)	GBP	1,900,000	2,809,753
¤	Glen Meadow Pass-through Trust 6.505%, due 2/12/67 (a)(b)		$7,650,000	5,890,500
	Liberty Mutual Group, Inc. 10.75%, due 6/15/88 (a)(b)		500,000	741,250
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)		3,000,000	2,180,625
	7.00%, due 5/17/66 (a)		3,840,000	2,860,800
	Oil Insurance, Ltd. 3.585%, due 12/29/49 (a)(b)		3,250,000	2,860,000
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)		1,300,000	1,645,237
	9.25%, due 6/15/39 (b)		500,000	732,542
				22,323,207
	Iron & Steel 1.9%
	AK Steel Corp.
	7.625%, due 10/1/21 (f)		1,330,000	482,125
	8.375%, due 4/1/22		2,700,000	891,000
	ArcelorMittal
	7.75%, due 3/1/41		1,350,000	951,750
	8.00%, due 10/15/39		5,685,000	4,007,925
	United States Steel Corp.
	7.375%, due 4/1/20 (f)		2,205,000	1,047,375
	7.50%, due 3/15/22		1,350,000	634,500
				8,014,675
	Lodging 2.4%
¤	MGM Resorts International 6.75%, due 10/1/20		6,564,000	6,826,560
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (b)		3,520,000	3,086,600
				9,913,160
	Machinery - Construction & Mining 1.1%
	Terex Corp. 6.00%, due 5/15/21		5,025,000	4,522,500

	Machinery - Diversified 0.9%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (f)		3,515,000	3,655,600

	Media 5.6%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (b)		4,695,000	4,378,087
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		5,300,000	5,452,375
	CCOH Safari LLC 5.75%, due 2/15/26 (b)		1,190,000	1,183,300
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,000,000	926,250
	7.625%, due 3/15/20		1,872,000	1,544,400
	DISH DBS Corp. 6.75%, due 6/1/21		4,020,000	4,100,400
¤	iHeartCommunications, Inc. 9.00%, due 3/1/21		6,275,000	4,078,750
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.625%, due 2/15/26 (b)	EUR	1,500,000	1,624,951
				23,288,513
	Mining 1.6%
	Aleris International, Inc.
	7.625%, due 2/15/18		$1,683,000	1,464,210
	7.875%, due 11/1/20		3,653,000	2,812,810
	MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 6.625%, due 10/14/22 (b)		2,515,000	2,557,755
				6,834,775
	Miscellaneous - Manufacturing 1.2%
	Bombardier, Inc. 6.125%, due 1/15/23 (b)		1,735,000	1,188,475
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		875,000	645,313
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		4,725,000	3,354,750
				5,188,538
	Oil & Gas 5.4%
	Berry Petroleum Co. LLC 6.375%, due 9/15/22		3,395,000	679,000
	California Resources Corp.
	6.00%, due 11/15/24		510,000	96,900
	8.00%, due 12/15/22 (b)		1,368,000	543,780
	CHC Helicopter S.A. 9.25%, due 10/15/20		3,964,500	1,744,380
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		3,015,000	2,886,862
	Concho Resources, Inc. 6.50%, due 1/15/22		1,900,000	1,776,500
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (b)		2,600,000	2,438,540
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (b)		3,655,000	3,316,912
	LINN Energy LLC / LINN Energy Finance Corp. 7.75%, due 2/1/21		2,120,000	254,400
	8.625%, due 4/15/20		1,990,000	298,500
	Petrobras Global Finance B.V.
	6.25%, due 3/17/24		1,310,000	947,785
	7.25%, due 3/17/44 (f)		1,960,000	1,283,800
	Precision Drilling Corp. 6.50%, due 12/15/21		2,140,000	1,391,000
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (b)		1,760,000	1,650,000
	6.375%, due 4/1/23 (b)		1,035,000	954,788
	Whiting Petroleum Corp. 5.75%, due 3/15/21 (f)		3,310,000	2,077,025
				22,340,172
	Oil & Gas Services 1.3%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		2,245,000	597,170
	7.75%, due 10/15/22		2,025,000	526,500
	CGG S.A. 6.50%, due 6/1/21		3,800,000	1,445,520
	PHI, Inc. 5.25%, due 3/15/19		3,275,000	2,644,563
				5,213,753
	Packaging & Containers 2.8%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, due 6/30/21 (b)		1,350,000	1,218,375
	Novelis, Inc. 8.75%, due 12/15/20		3,665,000	3,331,119
	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21		2,350,000	2,191,375
	9.875%, due 8/15/19		2,566,000	2,508,265
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		2,165,000	2,208,300
				11,457,434
	Pharmaceuticals 1.4%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (b)		2,105,000	2,115,525
	Valeant Pharmaceuticals International, Inc. 5.625%, due 12/1/21 (b)		4,200,000	3,822,000
				5,937,525
	Pipelines 1.4%
	MPLX, L.P. 4.875%, due 6/1/25 (b)		1,695,000	1,323,876
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23		2,200,000	1,606,000
	6.875%, due 2/1/21		2,365,000	2,045,725
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20 (f)		796,000	740,280
				5,715,881
	Real Estate Investment Trusts 1.1%
	Iron Mountain, Inc. 6.00%, due 8/15/23		4,390,000	4,565,600

	Retail 1.4%
	Dollar Tree, Inc. 5.75%, due 3/1/23 (b)		4,235,000	4,462,631
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.75%, due 3/1/25 (f)		1,410,000	1,170,300
				5,632,931
	Semiconductors 1.5%
	Qorvo, Inc. 6.75%, due 12/1/23 (b)		3,265,000	3,224,188
	Sensata Technologies UK Financing Co. PLC 6.25%, due 2/15/26 (b)		2,885,000	2,942,700
				6,166,888
	Software 1.1%
	First Data Corp. 7.00%, due 12/1/23 (b)		3,145,000	3,168,587
	MSCI, Inc. 5.75%, due 8/15/25 (b)		1,265,000	1,337,738
				4,506,325
	Telecommunications 12.3%
	CenturyLink, Inc. 6.75%, due 12/1/23		3,585,000	3,392,306
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (b)		3,080,000	2,995,300
¤	Frontier Communications Corp.
	6.25%, due 9/15/21		1,600,000	1,348,000
	11.00%, due 9/15/25 (b)		6,000,000	5,782,500
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21 (f)		4,315,000	4,649,412
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21		1,184,000	515,040
	8.125%, due 6/1/23		2,710,000	1,117,875
	Level 3 Financing, Inc.
	5.375%, due 1/15/24 (b)		3,360,000	3,393,600
	5.375%, due 5/1/25		230,000	231,438
	Sprint Capital Corp.
	6.875%, due 11/15/28 (f)		6,620,000	4,360,925
	8.75%, due 3/15/32 (f)		1,685,000	1,187,925
	Sprint Communications, Inc. 6.00%, due 11/15/22 (f)		3,775,000	2,538,687
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22 (f)		5,225,000	5,316,437
	6.542%, due 4/28/20 (f)		3,700,000	3,811,000
	Telecom Italia Capital S.A. 7.20%, due 7/18/36		3,025,000	2,949,375
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		2,390,000	2,294,400
	ViaSat, Inc. 6.875%, due 6/15/20 (f)		1,225,000	1,289,313
	Virgin Media Finance PLC 6.375%, due 10/15/24 (b)	GBP	1,800,000	2,564,819
	Windstream Services LLC 7.50%, due 4/1/23 (f)		$1,820,000	1,396,850
				51,135,202
	Transportation 2.3%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		1,796,000	1,813,960
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21		4,985,000	2,816,525
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		5,725,000	5,123,875
				9,754,360
	Total Corporate Bonds (Cost $444,927,995)			385,728,489

	Foreign Bonds 1.7%
	Food 0.4%
	Premier Foods Finance PLC Series Reg S 6.50%, due 3/15/21	GBP	1,300,000	1,722,703

	Insurance 0.4%
	Assicurazioni Generali S.p.A. 6.416%, due 12/29/49 (a)		1,400,000	1,890,129

	Packaging & Containers 0.9%
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	3,300,000	3,556,302

	Total Foreign Bonds (Cost $8,805,938)			7,169,134

	Loan Assignments 3.1% (g)
	Auto Parts & Equipment 0.6%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		$2,363,538	2,352,829

	Entertainment 1.1%
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		4,900,000	4,377,626

	Food Services 0.2%
	Aramark Services, Inc.
	USD Term Loan F 3.25%, due 2/24/21		855,456	846,634
	Extended Synthetic LOC 2 3.925%, due 7/26/16		6,817	6,715
	Extended Synthetic LOC 3 3.925%, due 7/26/16		3,784	3,728
				857,077
	Health Care - Products 0.6%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,973,488	2,603,660

	Media 0.6%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/4/21		375,829	368,469
¤	iHeartCommunications, Inc. Term Loan D 7.178%, due 1/30/19		3,127,798	2,065,651
				2,434,120
	Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 4.446%, due 10/10/16		164,521	162,053

	Total Loan Assignments (Cost $14,621,892)			12,787,365

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.792%, due 11/25/35 (h)		393,432	348,223
	IndyMac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 2.581%, due 8/25/34 (h)		417,089	400,332
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (d)		88,555	88,126
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.737%, due 7/25/36 (h)		417,526	400,848
				1,237,529
	Residential Mortgages (Collateralized Mortgage Obligations) 0.2%
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		237,900	227,067
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.175%, due 11/25/36 (h)		398,864	344,609
				571,676
	Total Mortgage-Backed Securities (Cost $1,694,041)			1,809,205

	Total Long-Term Bonds (Cost $472,674,470)			409,198,583

	Short-Term Investment 6.7%
	Repurchase Agreement 6.7%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $27,644,661 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $27,560,000 and a Market Value of $28,201,128)		27,644,592	27,644,592

	Total Short-Term Investment (Cost $27,644,592)			27,644,592

	Total Investments, Before Investments Sold Short (Cost $500,319,062) (i)		105.3%	436,843,175

	Corporate Bonds Sold Short (5.3%)
	Media (0.3%)
	Time Warner Cable, Inc. 8.75%, due 2/14/19		(1,000,000)	(1,154,977)

	Oil & Gas (3.2%)
	Noble Energy, Inc. 4.15%, due 12/15/21		(3,750,000)	(3,389,974)
	Rice Energy, Inc. 6.25%, due 5/1/22		(6,685,000)	(5,063,887)
	Southwestern Energy Co. 4.95%, due 1/23/25		(7,500,000)	(4,650,000)
				(13,103,861)
	Pipelines (1.8%)
	Williams Partners, L.P. 4.875%, due 5/15/23		(10,115,000)	(7,685,934)

	Total Corporate Bonds Sold Short (Proceeds $28,853,740)			(21,944,772)

	Total Investments, Net of Investments Sold Short (Cost $471,465,322)		100.0	414,898,403
	Other Assets, Less Liabilities		0.0 ‡	199,341
	Net Assets		100.0%	$415,097,744

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $7,771, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $95,897, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2016.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2016.
(i)	As of January 31, 2016, cost was $500,334,279 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$6,713,137
Gross unrealized depreciation	(70,204,241)
Net unrealized depreciation	$(63,491,104)

As of January 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	EUR	13,680,000	$14,937,024	$(111,879)
Pound Sterling vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	GBP	6,960,000	10,451,366	(533,883)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Euro vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	EUR	21,451,000	22,907,308	(339,342)
Pound Sterling vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	GBP	13,591,000	20,693,585	1,327,420
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$342,316

As of January 31, 2016, the Fund held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit iTraxx Europe Crossover Series 24	12/20/2020	Buy	$17,000	(5.00)%	$(1,038,673)	$(1,042,077)	$(3,404)

As of January 31, 2016, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$12,500	(1.00)%	$(590,184)	$206,290	$(383,894)

1. As of January 31, 2016, cash in the amount of $698,039 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2016.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,696,622	$—	$1,696,622
Convertible Bond (b)	—	—	7,768	7,768
Corporate Bonds (c)	—	385,728,486	3	385,728,489
Foreign Bonds	—	7,169,134	—	7,169,134
Loan Assignments (d)	—	12,618,597	168,768	12,787,365
Mortgage-Backed Securities	—	1,809,205	—	1,809,205
Total Long-Term Bonds	—	409,022,044	176,539	409,198,583
Short-Term Investment
Repurchase Agreement	—	27,644,592	—	27,644,592
Total Investments in Securities	—	436,666,636	176,539	436,843,175
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	1,327,420	—	1,327,420
Total Investments in Securities and Other Financial Instruments	$—	$437,994,056	$176,539	$438,170,595

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Corporate Bonds Sold Short	$—	$(21,944,772)	$—	$(21,944,772)
Total Investments in Securities Sold Short	—	(21,944,772)	—	(21,944,772)
Other Financial Instruments
Credit Default Swap Contracts (e)	—	(387,298)	—	(387,298)
Foreign Currency Forward Contracts (e)	—	(985,104)	—	(985,104)
Total Other Financial Instruments	—	(1,372,402)	—	(1,372,402)
Total Investments in Securities Sold Short and Other Financial Instruments	$—	$(23,317,174)	$—	$(23,317,174)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $7,768 is held in Mining within the Convertible Bond section of the Portfolio of Investments.

(c)	The Level 3 security valued at $3 is held in Chemicals within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $6,715 and $162,053 are held in Food Services and Real Estate, respectively, within the Loan Assignments section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, a security with a market value of $13,803 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Long-Term Bonds
Convertible Bond
Mining	$9,375	$-	$-	$(1,607)	$-	$-	$-	$-	$7,768	$(1,607)
Corporate Bonds
Chemicals	3	-	-	-	-	-	-	-	3	-
Loan Assignments
Food Services	38,668	196	199	(246)	-	(18,299)	-	(13,803)	6,715	(230)
Real Estate	163,289	593	5	(1,416)	-	(418)	-	-	162,053	(1,415)
Total	$211,335	$789	$204	$(3,269)	$-	$(18,717)	$-	$(13,803)	$176,539	$(3,252)

(a) Sales include principal reductions.

As of January 31, 2016, the Fund held the following restricted securities:

Security	Date of Acquisition	Principal Amount	Cost	1/31/16 Value	Percent of Net Assets
Aleris International, Inc.
Convertible Bond
6.00%, due 6/1/20	7/6/10	$11,797	$8,872	$7,768	0.0	%‡
Momentive Performance Materials, Inc. (Escrow Claim Shares)
Corporate Bond
10.00%, due 10/15/20	10/28/14	2,510,000	—	3	0.0	‡
Total			$8,872	$7,771	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay ICAP Equity Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 5.3%
	Boeing Co. (The)	174,947	$21,016,383
	Honeywell International, Inc.	252,189	26,025,905
			47,042,288
	Airlines 1.5%
	Delta Air Lines, Inc.	306,580	13,578,428

	Auto Components 3.0%
¤	Johnson Controls, Inc.	739,371	26,521,238

	Banks 5.2%
	Citigroup, Inc.	464,520	19,779,262
	PNC Financial Services Group, Inc. (The)	301,679	26,140,485
			45,919,747
	Capital Markets 7.4%
	Ameriprise Financial, Inc.	244,719	22,183,777
	Goldman Sachs Group, Inc. (The)	118,048	19,071,835
	Northern Trust Corp.	398,735	24,753,469
			66,009,081
	Chemicals 4.5%
¤	Monsanto Co.	316,158	28,643,915
	Mosaic Co. (The)	481,682	11,608,536
			40,252,451
	Consumer Finance 5.1%
	Ally Financial, Inc. (a)	1,456,740	23,089,329
	American Express Co.	411,720	22,027,020
			45,116,349
	Diversified Financial Services 3.0%
¤	Intercontinental Exchange, Inc.	102,351	27,000,194

	Health Care Equipment & Supplies 3.0%
¤	Medtronic PLC	352,256	26,743,275

	Health Care Providers & Services 3.0%
¤	McKesson Corp.	168,940	27,195,961

	Hotels, Restaurants & Leisure 2.4%
	Las Vegas Sands Corp.	478,210	21,567,271

	Household Durables 2.6%
	Whirlpool Corp.	171,025	22,984,050

	Industrial Conglomerates 2.5%
	General Electric Co.	767,007	22,319,904

	Machinery 2.4%
	Pentair PLC	463,080	21,820,330

	Media 10.8%
	Comcast Corp. Class A	450,933	25,121,477
	Discovery Communications, Inc. Class C (a)	622,380	16,934,960
	Grupo Televisa S.A.B., Sponsored ADR	491,590	13,017,303
	Liberty Media Corp. Class C (a)	358,153	12,746,665
¤	Omnicom Group, Inc.	382,745	28,074,346
			95,894,751
	Multiline Retail 1.5%
	Dollar General Corp.	176,020	13,212,061

	Oil, Gas & Consumable Fuels 5.5%
¤	Chevron Corp.	447,770	38,718,672
	Occidental Petroleum Corp.	143,511	9,877,862
			48,596,534
	Pharmaceuticals 11.4%
¤	Allergan PLC (a)	136,095	38,709,501
	Mallinckrodt PLC (a)	274,010	15,917,241
	Novartis A.G., Sponsored ADR	340,090	26,516,817
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	332,730	20,456,240
			101,599,799
	Real Estate Investment Trusts 4.6%
	American Tower Corp.	213,556	20,146,873
	Crown Castle International Corp.	243,170	20,961,254
			41,108,127
	Semiconductors & Semiconductor Equipment 3.2%
	Intel Corp.	585,340	18,157,247
	Texas Instruments, Inc.	191,416	10,131,649
			28,288,896
	Software 3.2%
¤	Oracle Corp.	793,768	28,821,716

	Technology Hardware, Storage & Peripherals 4.0%
¤	Apple, Inc.	277,930	27,053,706
	HP, Inc.	842,890	8,184,462
			35,238,168
	Wireless Telecommunication Services 2.3%
	Vodafone Group PLC, Sponsored ADR	633,780	20,407,716

	Total Common Stocks (Cost $877,367,016)		867,238,335
		Principal Amount
	Short-Term Investment 3.6%
	Repurchase Agreement 3.6%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $32,035,632 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $31,935,000 and a Market Value of $32,677,904)	$32,035,552	32,035,552

	Total Short-Term Investment (Cost $32,035,552)		32,035,552
	Total Investments (Cost $909,402,568) (b)	101.0%	899,273,887
	Other Assets, Less Liabilities	(1.0)	(8,689,277)
	Net Assets	100.0%	$890,584,610

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $915,812,883 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$75,427,969
Gross unrealized depreciation	(91,966,965)
Net unrealized depreciation	$(16,538,996)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$867,238,335	$—	$—	$867,238,335
Short-Term Investment
Repurchase Agreement	—	32,035,552	—	32,035,552
Total Investments in Securities	$867,238,335	$32,035,552	$—	$899,273,887

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.6% †
	Australia 2.3%
	Oil Search, Ltd. (Oil, Gas & Consumable Fuels)	8,373,160	$39,352,438

	Denmark 1.4%
	Genmab A/S (Biotechnology) (a)	189,804	23,769,478

	France 8.2%
	Pernod Ricard S.A. (Beverages)	339,280	39,814,447
	Sodexo S.A. (Hotels, Restaurants & Leisure)	417,630	41,326,707
¤	Total S.A. (Oil, Gas & Consumable Fuels)	1,359,870	60,505,509
			141,646,663
	Germany 12.5%
	Deutsche Bank A.G. Registered (Capital Markets)	2,316,620	40,979,232
	E.ON S.E. (Multi-Utilities)	5,114,030	52,208,257
	Merck KGaA (Pharmaceuticals)	544,326	47,308,914
	SAP S.E. (Software)	549,710	43,612,703
	Siemens A.G. Registered (Industrial Conglomerates)	327,600	31,360,724
			215,469,830
	Hong Kong 3.2%
	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	1,256,000	15,641,942
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	11,467,150	40,156,505
			55,798,447
	India 1.4%
	ICICI Bank, Ltd., Sponsored ADR (Banks)	3,581,070	23,814,115

	Israel 3.6%
¤	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	1,022,560	62,866,989

	Japan 13.1%
¤	Bridgestone Corp. (Auto Components)	1,642,750	59,720,521
¤	Daiwa Securities Group, Inc. (Capital Markets)	10,301,700	65,124,578
	Mitsubishi Corp. (Trading Companies & Distributors)	1,637,750	26,221,191
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	3,797,250	75,265,663
			226,331,953
	Mexico 2.9%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	1,929,030	51,080,714

	Netherlands 16.0%
	ABN AMRO Group N.V., CVA (Banks) (a)(b)	1,858,000	38,984,926
	Akzo Nobel N.V. (Chemicals)	879,400	56,449,372
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	581,650	53,448,184
	ING Groep N.V., CVA (Banks)	2,351,360	27,142,263
¤	Koninklijke DSM N.V. (Chemicals)	1,158,877	56,471,867
	NN Group N.V. (Insurance)	1,305,698	44,249,340
			276,745,952
	Republic of Korea 3.0%
	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	109,341	51,901,945

	Spain 3.1%
	Banco Popular Espanol S.A. (Banks)	9,398,942	25,361,112
	Endesa S.A. (Electric Utilities)	1,444,460	27,866,384
			53,227,496
	Switzerland 15.3%
	ABB, Ltd. Registered (Electrical Equipment) (a)	3,198,300	55,385,024
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	1,538,710	65,299,821
	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	1,324,355	56,198,241
¤	Novartis A.G. Registered (Pharmaceuticals)	1,132,220	87,822,540
			264,705,626
	United Kingdom 10.6%
	AstraZeneca PLC (Pharmaceuticals)	562,870	36,008,725
¤	Royal Bank of Scotland Group PLC (Banks) (a)	16,111,730	58,402,002
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	2,740,204	88,234,569
			182,645,296
	Total Common Stocks (Cost $1,860,664,000)		1,669,356,942
		Principal Amount
	Short-Term Investment 1.2%
	Repurchase Agreement 1.2%
	United States 1.2%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $21,225,248 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 8/15/19, with a Principal Amount of $19,630,000 and a Market Value of $21,655,207) (Capital Markets)	$21,225,195	21,225,195

	Total Short-Term Investment (Cost $21,225,195)		21,225,195
	Total Investments (Cost $1,881,889,195) (c)	97.8%	1,690,582,137
	Other Assets, Less Liabilities	2.2	37,815,199
	Net Assets	100.0%	$1,728,397,336

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of January 31, 2016, cost was $1,898,879,757 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$65,386,942
Gross unrealized depreciation	(273,684,562)
Net unrealized depreciation	$(208,297,620)

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CVA	—Company Voluntary Agreement
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Australia	$—	$39,352,438	$—	$39,352,438
Denmark	—	23,769,478	—	23,769,478
France	—	141,646,663	—	141,646,663
Germany	—	215,469,830	—	215,469,830
Hong Kong	—	55,798,447	—	55,798,447
Japan	—	226,331,953	—	226,331,953
Netherlands	—	276,745,952	—	276,745,952
Republic of Korea	—	51,901,945	—	51,901,945
Spain	—	53,227,496	—	53,227,496
Switzerland	—	264,705,626	—	264,705,626
United Kingdom	88,234,569	94,410,727	—	182,645,296
All Other Countries	137,761,818	—	—	137,761,818
Total Common Stocks	225,996,387	1,443,360,555	—	1,669,356,942
Short-Term Investment
Repurchase Agreement	—	21,225,195	—	21,225,195
Total Investments in Securities	$225,996,387	$1,464,585,750	$—	$1,690,582,137

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended January 31, 2016, foreign equity securities with a market value of $1,578,368,733 transferred from Level 1 to Level 2 as the prices of these securities were fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures compared with the prior year prices that were based on quoted prices in active markets.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Aerospace & Defense 2.9%
	Boeing Co. (The)	699,790	$84,065,774

	Auto Components 3.6%
	Johnson Controls, Inc.	2,940,345	105,470,175

	Banks 2.8%
	Citigroup, Inc.	1,935,757	82,424,533

	Capital Markets 6.6%
	Ameriprise Financial, Inc.	997,395	90,413,857
	Northern Trust Corp.	1,668,311	103,568,747
			193,982,604
	Chemicals 5.7%
¤	Monsanto Co.	1,317,113	119,330,438
	Mosaic Co. (The)	1,953,590	47,081,519
			166,411,957
	Consumer Finance 6.3%
	Ally Financial, Inc. (a)	6,270,440	99,386,474
	American Express Co.	1,581,740	84,623,090
			184,009,564
	Diversified Financial Services 4.1%
¤	Intercontinental Exchange, Inc.	459,530	121,224,014

	Health Care Equipment & Supplies 4.0%
¤	Medtronic PLC	1,530,753	116,214,768

	Health Care Providers & Services 3.8%
	McKesson Corp.	681,600	109,723,968

	Hotels, Restaurants & Leisure 2.6%
	Las Vegas Sands Corp.	1,663,730	75,034,223

	Household Durables 3.4%
	Whirlpool Corp.	735,935	98,902,305

	Industrial Conglomerates 3.8%
¤	General Electric Co.	3,868,125	112,562,437

	Machinery 2.9%
	Pentair PLC	1,778,950	83,824,124

	Media 11.3%
¤	Comcast Corp. Class A	2,134,020	118,886,254
	Grupo Televisa S.A.B., Sponsored ADR	2,388,400	63,244,832
	Liberty Media Corp. Class C (a)	1,659,394	59,057,833
	Omnicom Group, Inc.	1,221,300	89,582,355
			330,771,274
	Oil, Gas & Consumable Fuels 6.2%
¤	Chevron Corp.	1,720,246	148,749,671
	Occidental Petroleum Corp.	470,330	32,372,814
			181,122,485
	Pharmaceuticals 13.9%
¤	Allergan PLC (a)	518,595	147,503,976
	Mallinckrodt PLC (a)	1,003,475	58,291,863
¤	Novartis A.G., Sponsored ADR	1,519,400	118,467,618
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,355,580	83,341,058
			407,604,515
	Real Estate Investment Trusts 3.4%
	American Tower Corp.	1,065,570	100,525,874

	Semiconductors & Semiconductor Equipment 2.1%
	Intel Corp.	1,932,110	59,934,052

	Software 4.7%
¤	Oracle Corp.	3,789,540	137,598,197

	Technology Hardware, Storage & Peripherals 4.2%
¤	Apple, Inc.	1,272,480	123,863,203

	Total Common Stocks (Cost $2,992,294,705)		2,875,270,046
		Principal Amount
	Short-Term Investment 1.4%
	Repurchase Agreement 1.4%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $42,258,013 (Collateralized by United States Treasury Notes with a rate of 1.625%, and maturity dates between 3/31/19 and 6/30/19, with a Principal Amount of $42,145,000 and a Market Value of $43,105,704)	$42,257,907	42,257,907

	Total Short-Term Investment (Cost $42,257,907)		42,257,907
	Total Investments (Cost $3,034,552,612) (b)	99.7%	2,917,527,953
	Other Assets, Less Liabilities	0.3	8,003,028
	Net Assets	100.0%	$2,925,530,981

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $3,050,911,595 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$187,147,139
Gross unrealized depreciation	(320,530,781)
Net unrealized depreciation	$(133,383,642)

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,875,270,046	$—	$—	$2,875,270,046
Short-Term Investment
Repurchase Agreement	—	42,257,907	—	42,257,907
Total Investments in Securities	$2,875,270,046	$42,257,907	$—	$2,917,527,953

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.2%†
	Asset-Backed Securities 0.8%
	Auto Floor Plan 0.2%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 0.975%, due 6/15/20 (a)	$600,000	$599,395

	Automobile 0.5%
	Ally Auto Receivables Trust Series 2014-3, Class A3 1.28%, due 6/17/19	800,000	800,531
	Chesapeake Funding LLC Series 2013-1A, Class A 0.872%, due 1/7/25 (a)(b)	422,990	422,822
			1,223,353
	Home Equity 0.1%
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 5.333%, due 10/25/34 (c)	53,345	53,828
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	16,906	17,395
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.222%, due 6/25/33 (c)	96,449	98,411
			169,634
	Total Asset-Backed Securities (Cost $1,987,643)		1,992,382

	Corporate Bonds 25.9%
	Aerospace & Defense 0.7%
	Boeing Co. (The) 2.35%, due 10/30/21	500,000	508,850
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	240,485
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	106,653
	Lockheed Martin Corp.
	4.70%, due 5/15/46	425,000	449,148
	4.85%, due 9/15/41	100,000	105,204
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	109,033
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	310,267
	4.50%, due 6/1/42	100,000	102,042
			1,931,682
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	225,039

	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	35,460	38,652

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	66,022

	Auto Manufacturers 0.6%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	221,100
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	950,000	969,979
	4.375%, due 8/6/23	200,000	204,184
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	210,399
			1,605,662
	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc. 6.00%, due 1/15/36	50,000	54,840

	Banks 4.6%
¤	Bank of America Corp.
	5.00%, due 1/21/44	400,000	412,492
	5.42%, due 3/15/17	900,000	934,170
	5.70%, due 5/2/17	100,000	104,172
	5.70%, due 1/24/22	325,000	366,288
	Bank of Nova Scotia (The) 2.05%, due 6/5/19	250,000	250,007
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	252,865
	Capital One Financial Corp.
	3.75%, due 4/24/24	250,000	251,271
	5.25%, due 2/21/17	100,000	103,792
	Citigroup, Inc.
	4.50%, due 1/14/22	500,000	538,317
	5.875%, due 2/22/33	450,000	489,041
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 5.75%, due 12/1/43	250,000	278,985
	Credit Suisse A.G. 3.625%, due 9/9/24	550,000	565,338
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	344,872
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	152,336
	4.80%, due 7/8/44	250,000	247,459
	5.95%, due 1/18/18	500,000	536,683
	6.00%, due 6/15/20	900,000	1,010,203
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	750,000	802,874
	4.85%, due 2/1/44	350,000	371,370
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	400,000	425,968
¤	Morgan Stanley
	3.875%, due 4/29/24	500,000	507,545
	4.00%, due 7/23/25	200,000	203,972
	5.50%, due 7/24/20	1,000,000	1,106,639
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	105,980
	PNC Funding Corp. 5.125%, due 2/8/20	500,000	552,212
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	109,805
	SunTrust Bank 5.40%, due 4/1/20	15,000	16,366
	Wachovia Corp. 5.50%, due 8/1/35	125,000	136,454
	Wells Fargo & Co.
	4.48%, due 1/16/24	353,000	377,782
	4.60%, due 4/1/21	250,000	274,710
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	185,967
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	52,848
			12,068,783
	Beverages 0.4%
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	171,535
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	46,723
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	291,087
	Diageo Capital PLC 2.625%, due 4/29/23	350,000	348,164
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	81,938
			939,447
	Biotechnology 0.5%
	Amgen, Inc.
	3.125%, due 5/1/25	450,000	436,997
	3.45%, due 10/1/20	150,000	155,593
	6.40%, due 2/1/39	100,000	118,365
	Celgene Corp. 3.625%, due 5/15/24	250,000	248,504
	Gilead Sciences, Inc. 3.70%, due 4/1/24	325,000	337,475
			1,296,934
	Building Materials 0.0%‡
	Lafarge S.A. 6.50%, due 7/15/16	50,000	51,085

	Chemicals 0.5%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	362,622
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	104,420
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	53,231
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	197,125
	Monsanto Co. 4.40%, due 7/15/44	250,000	201,974
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	163,639
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	127,306
			1,210,317
	Computers 0.3%
	Apple, Inc. 4.45%, due 5/6/44	250,000	246,557
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20 (b)	400,000	401,031
	HP, Inc. 4.375%, due 9/15/21	150,000	151,224
			798,812
	Diversified Financial Services 0.7%
	GE Capital International Funding Co. 4.418%, due 11/15/35 (b)	1,215,000	1,247,231
	General Electric Capital Corp.
	5.875%, due 1/14/38	179,000	220,625
	Series A 6.75%, due 3/15/32	187,000	245,290
			1,713,146
	Electric 2.5%
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	111,953
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	135,272
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	160,893
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	349,167
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	126,602
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	234,304
	Duke Energy Florida LLC 6.35%, due 9/15/37	200,000	263,481
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	267,725
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	150,000	153,919
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	292,708
	5.55%, due 11/1/17	100,000	107,276
	Georgia Power Co. 4.75%, due 9/1/40	250,000	255,984
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	39,472
	Nevada Power Co. 6.50%, due 8/1/18	150,000	167,143
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	180,123
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	186,916
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	121,368
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	182,826
	5.625%, due 11/30/17	500,000	534,096
	PacifiCorp 6.25%, due 10/15/37	350,000	442,312
	PECO Energy Co. 5.95%, due 10/1/36	150,000	187,908
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	208,144
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	86,557
	8.625%, due 4/15/31	50,000	63,137
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	117,904
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	128,593
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	205,614
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	121,450
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	185,808
	Union Electric Co. 5.40%, due 2/1/16	100,000	100,000
	Virginia Electric & Power Co.
	6.00%, due 1/15/36	100,000	126,934
	6.00%, due 5/15/37	175,000	219,429
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	237,435
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	188,266
			6,490,719
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	164,244

	Electronics 0.1%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	122,528
	Koninklijke Philips N.V. 6.875%, due 3/11/38	100,000	116,501
			239,029
	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	190,285
	Waste Management, Inc. 7.75%, due 5/15/32	75,000	102,055
			292,340
	Finance - Consumer Loans 0.4%
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,127,933

	Finance - Credit Card 0.3%
	American Express Co. 6.15%, due 8/28/17	625,000	666,072

	Finance - Other Services 0.0%‡
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	105,669

	Food 0.7%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	119,871
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	53,383
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	92,945
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20 (b)	350,000	352,440
	5.20%, due 7/15/45 (b)	250,000	262,923
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	241,346
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	309,744
	Tyson Foods, Inc. 4.50%, due 6/15/22	375,000	402,339
			1,834,991
	Forest Products & Paper 0.0%‡
	International Paper Co. 4.75%, due 2/15/22	83,000	89,101

	Health Care - Products 1.0%
	Abbott Laboratories 2.55%, due 3/15/22	500,000	498,160
	Becton Dickinson & Co. 4.685%, due 12/15/44	500,000	506,639
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	161,019
	Danaher Corp.
	3.90%, due 6/23/21	50,000	54,127
	5.625%, due 1/15/18	100,000	108,103
	Medtronic, Inc.
	2.75%, due 4/1/23	250,000	248,045
	4.625%, due 3/15/45	250,000	262,224
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	500,000	500,469
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	250,000	243,571
			2,582,357
	Health Care - Services 0.5%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	186,687
	Anthem, Inc. 5.95%, due 12/15/34	250,000	283,267
	Cigna Corp. 5.125%, due 6/15/20	150,000	165,407
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	106,931
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	107,546
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	202,642
	4.75%, due 7/15/45	150,000	160,675
			1,213,155
	Household Products & Wares 0.1%
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	128,759

	Insurance 0.9%
	ACE INA Holdings, Inc.
	4.35%, due 11/3/45	150,000	156,911
	5.70%, due 2/15/17	60,000	62,626
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	115,299
	Allstate Corp. (The) 4.50%, due 6/15/43	250,000	261,410
	American International Group, Inc. 6.25%, due 5/1/36	200,000	224,366
	AXA S.A. 8.60%, due 12/15/30	105,000	140,474
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	250,000	256,383
	Chubb Corp. (The) 5.75%, due 5/15/18	100,000	109,430
	Hartford Financial Services Group, Inc. (The) 5.50%, due 3/30/20	150,000	165,565
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	27,172
	Loews Corp. 4.125%, due 5/15/43	125,000	114,882
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	220,828
	5.70%, due 6/15/35	100,000	113,932
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	114,589
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	63,076
	Prudential Financial, Inc. 5.70%, due 12/14/36	200,000	226,727
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	100,644
			2,474,314
	Iron & Steel 0.1%
	Nucor Corp. 4.125%, due 9/15/22	50,000	50,890
	Vale Overseas, Ltd. 4.375%, due 1/11/22	100,000	69,500
			120,390
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	302,445

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	109,155
	7.125%, due 3/3/31	125,000	168,679
			277,834
	Media 1.2%
	21st Century Fox America, Inc.
	4.50%, due 2/15/21	100,000	108,520
	6.40%, due 12/15/35	175,000	197,697
	7.25%, due 5/18/18	100,000	111,748
	CBS Corp. 4.85%, due 7/1/42	100,000	89,903
	Comcast Corp.
	5.65%, due 6/15/35	325,000	375,598
	6.45%, due 3/15/37	250,000	310,509
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.20%, due 3/15/20	250,000	272,776
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	104,726
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	297,817
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	108,938
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	265,920
	6.55%, due 5/1/37	275,000	274,514
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	463,548
	Viacom, Inc. 4.375%, due 3/15/43	354,000	244,603
			3,226,817
	Metal Fabricate & Hardware 0.1%
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	122,053

	Mining 0.4%
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	150,000	104,705
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	178,442
	Freeport-McMoRan, Inc.
	3.875%, due 3/15/23	150,000	61,500
	5.45%, due 3/15/43	150,000	59,547
	Glencore Canada Corp. 5.50%, due 6/15/17	50,000	47,250
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	97,159
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	154,350
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	47,652
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	371,969
			1,122,574
	Miscellaneous - Manufacturing 0.0%‡
	Dover Corp. 5.45%, due 3/15/18	100,000	108,025

	Multi-National 0.4%
	European Investment Bank 2.875%, due 9/15/20	300,000	317,257
	Inter-American Development Bank 6.80%, due 10/15/25	300,000	409,402
	International Bank for Reconstruction & Development (zero coupon), due 3/11/31	504,000	306,548
			1,033,207
	Office Equipment/Supplies 0.0%‡
	Xerox Corp. 6.35%, due 5/15/18	100,000	106,677

	Oil & Gas 2.0%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	482,140
	6.45%, due 9/15/36	150,000	119,975
	Apache Corp.
	3.625%, due 2/1/21	250,000	236,729
	4.75%, due 4/15/43	100,000	73,531
	BP Capital Markets PLC 4.50%, due 10/1/20	750,000	800,772
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	107,581
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	76,882
	Chevron Corp. 4.95%, due 3/3/19	125,000	135,786
	ConocoPhillips Co. 2.40%, due 12/15/22	500,000	427,653
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	157,451
	7.95%, due 4/15/32	50,000	43,587
	Encana Corp.
	6.50%, due 8/15/34	85,000	51,614
	6.50%, due 2/1/38	125,000	75,197
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	208,229
	Hess Corp. 7.30%, due 8/15/31	100,000	89,664
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	77,489
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	50,067
	5.125%, due 3/1/21	100,000	102,124
	Noble Energy, Inc. 4.15%, due 12/15/21	250,000	225,998
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	168,814
	Petroleos Mexicanos 6.625%, due 6/15/35	500,000	442,605
	Phillips 66 5.875%, due 5/1/42	200,000	187,685
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	287,597
	Statoil ASA 7.75%, due 6/15/23	125,000	158,964
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	104,410
	6.50%, due 6/15/38	100,000	95,671
	Valero Energy Corp.
	6.625%, due 6/15/37	100,000	97,051
	7.50%, due 4/15/32	100,000	107,883
			5,193,149
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	185,294
	Halliburton Co.
	5.00%, due 11/15/45	150,000	133,754
	6.15%, due 9/15/19	250,000	276,592
			595,640
	Pharmaceuticals 1.2%
	AbbVie, Inc.
	3.60%, due 5/14/25	350,000	350,214
	4.40%, due 11/6/42	200,000	187,329
	Actavis Funding SCS
	3.85%, due 6/15/24	250,000	254,614
	4.75%, due 3/15/45	225,000	224,987
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	127,329
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	92,558
	7.15%, due 6/15/23	50,000	63,863
	Express Scripts Holding Co. 6.125%, due 11/15/41	150,000	164,131
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	158,801
	Johnson & Johnson 6.95%, due 9/1/29	100,000	143,161
	McKesson Corp.
	4.883%, due 3/15/44	250,000	251,208
	5.70%, due 3/1/17	50,000	52,294
	Merck & Co., Inc. 4.15%, due 5/18/43	200,000	201,866
	Merck Sharp & Dohme Corp. 5.00%, due 6/30/19	250,000	279,340
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	225,000	247,784
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	103,547
	Wyeth LLC
	6.00%, due 2/15/36	200,000	243,601
	6.45%, due 2/1/24	100,000	123,857
			3,270,484
	Pipelines 0.8%
	Energy Transfer Partners, L.P.
	4.05%, due 3/15/25	250,000	204,839
	5.20%, due 2/1/22	200,000	179,182
	6.70%, due 7/1/18	100,000	103,276
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	82,196
	Series B 6.875%, due 3/1/33	200,000	207,396
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	235,265
	Kinder Morgan, Inc. 5.30%, due 12/1/34	250,000	190,512
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	54,679
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	52,814
	6.75%, due 2/15/32	125,000	121,497
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	309,462
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	149,719
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	80,180
	Williams Partners, L.P. 4.00%, due 9/15/25	250,000	176,578
			2,147,595
	Real Estate Investment Trusts 0.3%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	53,065
	ERP Operating, L.P. 4.50%, due 6/1/45	150,000	154,085
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	50,233
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	418,406
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	118,486
			794,275
	Retail 0.8%
	CVS Health Corp.
	4.75%, due 5/18/20	250,000	273,037
	6.25%, due 6/1/27	175,000	207,386
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	305,287
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	129,721
	6.875%, due 2/15/28	150,000	196,246
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	224,627
	Target Corp. 6.50%, due 10/15/37	150,000	197,100
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	445,107
	6.50%, due 8/15/37	175,000	229,087
			2,207,598
	Software 0.5%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	101,204
	Microsoft Corp. 3.00%, due 10/1/20	300,000	316,539
	Oracle Corp.
	2.95%, due 5/15/25	350,000	342,500
	3.90%, due 5/15/35	150,000	140,171
	5.00%, due 7/8/19	400,000	443,677
			1,344,091
	Telecommunications 1.8%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	198,983
	AT&T, Inc.
	4.35%, due 6/15/45	425,000	353,577
	6.30%, due 1/15/38	300,000	321,630
	BellSouth LLC
	6.00%, due 11/15/34	6,000	6,140
	6.875%, due 10/15/31	14,000	15,826
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	143,995
	Cisco Systems, Inc.
	3.50%, due 6/15/25	350,000	366,579
	4.45%, due 1/15/20	250,000	274,929
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	250,000	281,961
	Embarq Corp. 7.995%, due 6/1/36	200,000	198,066
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	111,069
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	140,957
	Orange S.A. 9.00%, due 3/1/31	250,000	359,422
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	250,830
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	117,941
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	257,533
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	95,783
	4.672%, due 3/15/55	313,000	263,175
	4.862%, due 8/21/46	265,000	245,753
	5.85%, due 9/15/35	300,000	318,935
	7.75%, due 12/1/30	100,000	130,456
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	126,208
	7.875%, due 2/15/30	100,000	121,029
			4,700,777
	Transportation 0.7%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	342,601
	6.15%, due 5/1/37	175,000	210,320
	6.20%, due 8/15/36	50,000	60,111
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	143,420
	CSX Corp. 5.60%, due 5/1/17	100,000	104,759
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	140,133
	FedEx Corp.
	3.20%, due 2/1/25	400,000	391,752
	8.00%, due 1/15/19	50,000	58,360
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	103,619
	4.837%, due 10/1/41	128,000	129,321
	Union Pacific Corp. 4.163%, due 7/15/22	150,000	163,086
			1,847,482
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	208,030
	United Utilities PLC 5.375%, due 2/1/19	100,000	106,604
			314,634
	Total Corporate Bonds (Cost $66,290,918)		68,244,851

	Foreign Government Bonds 2.4%
	Foreign Governments 2.4%
	Brazilian Government International Bond 2.625%, due 1/5/23	750,000	592,500
	Colombia Government International Bond
	4.00%, due 2/26/24	300,000	282,000
	5.00%, due 6/15/45	200,000	163,500
	Italy Government International Bond 6.875%, due 9/27/23	375,000	469,628
	Korea Development Bank (The) 3.50%, due 8/22/17	500,000	515,419
	Mexico Government International Bond
	4.00%, due 10/2/23	1,000,000	1,012,500
	4.75%, due 3/8/44	500,000	452,500
	Panama Government International Bond 5.20%, due 1/30/20	375,000	406,875
	Peruvian Government International Bond 7.35%, due 7/21/25	275,000	345,125
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	694,584
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	147,810
	5.125%, due 4/21/21	200,000	221,500
	Province of Ontario 4.00%, due 10/7/19	225,000	243,477
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	403,491
	Turkey Government International Bond 4.875%, due 4/16/43	425,000	378,781
	Total Foreign Government Bonds (Cost $6,366,008)		6,329,690

	Mortgage-Backed Securities 2.4%
	Agency (Collateralized Mortgage Obligations) 0.6%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	847,513
	Series K039, Class A2 3.303%, due 7/25/24	800,000	842,297
			1,689,810
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.8%
	CD Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	774,371	788,876
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	500,000	529,387
	COMM Mortgage Trust Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	745,236
	JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,121,102	1,145,393
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46	1,200,000	1,311,892
	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AM 5.65%, due 3/12/44 (d)	116,662	116,632
			4,637,416
	Total Mortgage-Backed Securities (Cost $5,840,354)		6,327,226

	Municipal Bonds 1.5%
	Arizona 0.5%
	Salt River Project Agricultural Improvement & Power District, Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,178,990

	Connecticut 0.2%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	593,395

	Kansas 0.4%
	State of Kansas Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,110,550

	Texas 0.4%
	Texas Transportation Commission, State Highway Fund 5.178%, due 4/1/30	900,000	1,091,304

	Total Municipal Bonds (Cost $3,598,380)		3,974,239

	U.S. Government & Federal Agencies 65.2%
¤	Federal Home Loan Mortgage Corporation 1.8%
	1.125%, due 5/25/18	500,000	500,003
	2.375%, due 1/13/22	1,000,000	1,039,934
	3.75%, due 3/27/19	1,100,000	1,189,133
	5.125%, due 10/18/16	1,930,000	1,991,696
			4,720,766
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.3%
	2.403%, due 12/1/41 (a)	239,387	246,482
	2.50%, due 6/1/28	1,087,459	1,116,253
	2.50%, due 1/1/31	500,000	511,795
	3.00%, due 9/1/30	1,263,734	1,318,599
	3.00%, due 7/1/43	261,918	267,312
	3.00%, due 8/1/43	1,708,982	1,744,178
	3.00%, due 4/1/45	679,473	692,832
	3.00%, due 5/1/45	194,268	198,087
	3.00%, due 6/1/45	195,046	198,880
	3.00%, due 12/1/45	99,772	101,734
	3.50%, due 4/1/26	303,434	320,911
	3.50%, due 5/1/26	124,037	131,182
	3.50%, due 4/1/32	582,861	618,673
	3.50%, due 4/1/41	195,600	204,857
	3.50%, due 3/1/42	322,670	337,566
	3.50%, due 4/1/42	467,409	489,090
	3.50%, due 9/1/45	3,636,731	3,804,624
	3.50%, due 10/1/45	194,244	203,212
	4.00%, due 8/1/18	73,468	76,682
	4.00%, due 6/1/24	127,513	135,372
	4.00%, due 2/1/31	182,292	196,855
	4.00%, due 7/1/39	473,402	506,321
	4.00%, due 12/1/40	1,099,521	1,177,299
	4.00%, due 2/1/41	220,977	236,622
	4.00%, due 5/1/44	1,279,926	1,367,570
	4.00%, due 8/1/45	98,828	105,595
	4.50%, due 5/1/25	109,462	117,803
	4.50%, due 7/1/30	132,868	145,238
	4.50%, due 6/1/34	87,488	94,899
	4.50%, due 6/1/35	72,045	78,470
	4.50%, due 8/1/35	99,921	108,771
	4.50%, due 7/1/39	9,149	9,948
	4.50%, due 8/1/39	170,221	185,080
	4.50%, due 1/1/40	459,883	500,042
	4.50%, due 8/1/40	518,644	564,651
	4.50%, due 2/1/41	8,355	9,098
	4.50%, due 1/1/44	134,355	146,070
	4.50%, due 11/1/44	156,176	170,398
	5.00%, due 1/1/25	84,938	91,340
	5.00%, due 8/1/30	131,021	144,595
	5.00%, due 8/1/35	555,575	614,393
	5.00%, due 6/1/37	131,270	144,074
	5.00%, due 2/1/41	292,504	322,606
	5.50%, due 2/1/18	21,231	21,697
	5.50%, due 3/1/23	21,108	23,332
	5.50%, due 6/1/23	61,240	68,132
	5.50%, due 11/1/27	69,297	76,720
	5.50%, due 9/1/35	91,754	102,480
	5.50%, due 4/1/37	337,941	376,630
	5.50%, due 4/1/38	81,799	91,467
	5.50%, due 8/1/38	75,760	84,615
	5.57%, due 10/1/36 (a)	44,562	46,969
	6.00%, due 8/1/17	12,842	13,070
	6.00%, due 6/1/21	16,909	18,269
	6.00%, due 9/1/21	18,007	19,126
	6.00%, due 11/1/22	23,756	25,849
	6.00%, due 2/1/37	159,145	180,702
	6.00%, due 12/1/39	119,206	134,999
	6.00%, due 5/1/40	289,415	331,829
	6.50%, due 4/1/17	725	739
	6.50%, due 5/1/17	3,343	3,370
	6.50%, due 11/1/25	7,747	8,825
	6.50%, due 5/1/26	851	969
	6.50%, due 3/1/27	3,488	3,973
	6.50%, due 5/1/31	3,677	4,188
	6.50%, due 8/1/31	2,283	2,710
	6.50%, due 1/1/32	24,631	28,344
	6.50%, due 3/1/32	17,027	19,396
	6.50%, due 4/1/32	10,449	12,329
	6.50%, due 7/1/32	16,004	18,230
	6.50%, due 1/1/34	35,840	40,827
	6.50%, due 1/1/37	56,682	64,569
	6.50%, due 9/1/37	26,407	30,746
	7.00%, due 4/1/26	2,765	3,226
	7.00%, due 7/1/26	284	320
	7.00%, due 12/1/27	3,441	3,907
	7.00%, due 1/1/30	1,245	1,288
	7.00%, due 3/1/31	22,124	24,880
	7.00%, due 10/1/31	5,421	6,572
	7.00%, due 3/1/32	20,896	25,101
	7.00%, due 9/1/33	116,858	134,859
	7.00%, due 11/1/36	20,980	24,333
	7.00%, due 12/1/37	81,508	101,588
	7.50%, due 1/1/26	672	777
	7.50%, due 2/1/32	13,964	16,802
	8.00%, due 7/1/26	135	164
			21,954,977
¤	Federal National Mortgage Association 1.3%
	1.00%, due 12/28/17	650,000	650,076
	1.00%, due 2/15/18	1,000,000	1,000,000
	1.625%, due 1/21/20	500,000	506,480
	5.375%, due 6/12/17	600,000	637,421
	6.21%, due 8/6/38	475,000	699,849
			3,493,826
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.6%
	2.191%, due 12/1/41 (a)	529,340	557,575
	2.50%, due 2/1/28	674,390	692,841
	2.50%, due 5/1/28	830,016	852,709
	2.50%, due 9/1/28	845,523	868,655
	2.50%, due 5/1/43	258,863	256,354
	3.00%, due 8/1/21	322,905	336,930
	3.00%, due 2/1/29	1,570,456	1,638,687
	3.00%, due 4/1/35	563,728	587,292
	3.00%, due 7/1/43	1,959,001	2,002,951
	3.00%, due 8/1/43	1,807,828	1,848,315
	3.00%, due 9/1/43	942,259	963,386
	3.00%, due 9/1/45	295,772	302,156
	3.50%, due 11/1/25	608,072	643,701
	3.50%, due 11/1/27	109,108	115,711
	3.50%, due 7/1/29	139,965	147,956
	3.50%, due 5/1/31	291,901	309,669
	3.50%, due 12/1/40	482,221	506,094
	3.50%, due 1/1/41	280,531	294,419
	3.50%, due 2/1/41	322,390	338,365
	3.50%, due 12/1/41	707,001	742,035
	3.50%, due 3/1/42	561,846	589,643
	3.50%, due 10/1/43	2,293,999	2,404,729
	3.50%, due 8/1/45	2,350,470	2,463,536
	3.50%, due 10/1/45	198,018	207,543
	3.50%, due 11/1/45	298,780	313,152
	3.50%, due 12/1/45	99,591	104,382
	4.00%, due 3/1/22	111,988	118,374
	4.00%, due 3/1/25	394,701	420,107
	4.00%, due 6/1/30	66,706	71,951
	4.00%, due 1/1/31	160,555	173,001
	4.00%, due 6/1/39	435,165	465,144
	4.00%, due 12/1/39	485,578	519,180
	4.00%, due 7/1/40	319,704	342,070
	4.00%, due 9/1/40	1,651,729	1,768,853
	4.00%, due 3/1/41	662,493	709,926
	4.00%, due 11/1/44	1,783,577	1,907,208
	4.00%, due 1/1/45	403,699	431,736
	4.00%, due 2/1/45	188,788	201,865
	4.50%, due 5/1/19	3,535	3,680
	4.50%, due 11/1/22	4,698	4,950
	4.50%, due 2/1/23	20,550	21,308
	4.50%, due 3/1/23	17,626	18,776
	4.50%, due 6/1/23	161,481	171,490
	4.50%, due 4/1/24	47,715	49,510
	4.50%, due 3/1/30	165,135	179,475
	4.50%, due 3/1/40	1,223,140	1,341,354
	4.50%, due 4/1/41	193,042	207,691
	4.50%, due 5/1/41	548,345	597,833
	4.50%, due 9/1/41	267,625	291,537
	4.50%, due 8/1/44	365,380	397,198
	5.00%, due 3/1/21	4,292	4,489
	5.00%, due 4/1/23	41,351	44,196
	5.00%, due 7/1/23	40,280	43,450
	5.00%, due 8/1/23	39,432	41,710
	5.00%, due 1/1/24	57,487	59,565
	5.00%, due 6/1/25	342,469	377,919
	5.00%, due 11/1/29	111,759	123,327
	5.00%, due 7/1/30	85,203	94,023
	5.00%, due 7/1/35	179,400	198,956
	5.00%, due 8/1/35	173,612	192,160
	5.00%, due 11/1/35	115,703	128,060
	5.00%, due 7/1/36	171,491	190,189
	5.00%, due 7/1/37	525,083	582,877
	5.00%, due 8/1/38	213,756	236,536
	5.50%, due 8/1/17	2,043	2,084
	5.50%, due 7/1/22	95,318	104,063
	5.50%, due 11/1/23	24,145	26,114
	5.50%, due 4/1/30	97,595	109,284
	5.50%, due 12/1/34	198,879	225,049
	5.50%, due 5/1/35	99,447	111,496
	5.50%, due 6/1/35	34,373	38,794
	5.50%, due 8/1/35	30,154	33,703
	5.50%, due 11/1/36	48,743	54,636
	5.50%, due 8/1/37	405,927	457,763
	5.50%, due 2/1/39	65,150	73,599
	5.50%, due 7/1/40	131,119	148,554
	6.00%, due 6/1/16	301	301
	6.00%, due 7/1/16	487	489
	6.00%, due 9/1/16	480	482
	6.00%, due 9/1/17	1,238	1,241
	6.00%, due 7/1/36	59,224	67,232
	6.00%, due 12/1/36	28,015	31,769
	6.00%, due 4/1/37	83,183	94,371
	6.00%, due 7/1/37	206,540	233,628
	6.00%, due 8/1/37	39,774	45,060
	6.00%, due 12/1/37	111,227	126,107
	6.00%, due 2/1/38	168,060	190,557
	6.50%, due 8/1/32	40,119	46,463
	6.50%, due 8/1/35	27,473	31,417
	6.50%, due 7/1/36	88,263	103,188
	6.50%, due 8/1/36	15,909	18,347
	6.50%, due 9/1/36	15,989	18,284
	6.50%, due 10/1/36	28,500	32,591
	6.50%, due 11/1/36	26,376	30,669
	6.50%, due 8/1/37	3,334	3,812
	6.50%, due 10/1/37	1,253	1,433
	6.50%, due 11/1/37	14,998	17,869
	6.50%, due 12/1/37	25,227	29,025
	6.50%, due 2/1/38	123,555	150,287
	7.00%, due 10/1/37	1,577	1,784
	7.00%, due 11/1/37	125,680	156,461
	7.50%, due 7/1/30	4,381	4,564
	7.50%, due 7/1/31	24,375	27,243
	8.00%, due 1/1/25	109	111
	8.00%, due 6/1/25	106	122
	8.00%, due 9/1/25	600	683
	8.00%, due 9/1/26	3,135	3,801
	8.00%, due 10/1/26	306	309
	8.00%, due 11/1/26	580	653
	8.00%, due 4/1/27	957	1,122
	8.00%, due 6/1/27	582	584
	8.00%, due 12/1/27	3,426	3,439
	8.00%, due 1/1/28	21,745	24,670
			35,705,767
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.4%
	3.00%, due 1/20/43	386,881	400,885
	3.00%, due 8/15/43	164,795	170,586
	3.00%, due 8/20/43	2,337,998	2,422,662
	3.00%, due 9/15/43	328,103	339,639
	3.00%, due 7/20/45	881,886	910,947
	3.50%, due 4/15/43	514,640	542,472
	3.50%, due 8/20/43	1,719,035	1,817,405
	3.50%, due 11/20/43	1,301,372	1,375,644
	3.50%, due 12/20/45	3,442,580	3,636,770
	4.00%, due 9/15/25	274,664	291,628
	4.00%, due 9/15/40	271,901	290,671
	4.00%, due 12/15/41	451,005	482,005
	4.00%, due 1/20/42	1,160,783	1,249,286
	4.00%, due 10/20/43	218,074	234,154
	4.00%, due 8/20/44	990,900	1,061,442
	4.00%, due 9/20/44	573,442	613,677
	4.00%, due 12/20/44	96,739	103,524
	4.00%, due 4/20/45	195,125	208,812
	4.50%, due 11/15/24	162,053	173,982
	4.50%, due 4/15/39	477,723	520,403
	4.50%, due 5/20/39	449,577	487,421
	4.50%, due 6/20/40	164,139	179,307
	4.50%, due 9/15/40	451,850	497,788
	4.50%, due 10/20/40	167,776	183,281
	4.50%, due 7/20/41	270,732	295,753
	4.50%, due 8/20/43	139,770	150,787
	4.50%, due 9/20/43	175,602	189,444
	4.50%, due 12/20/44	150,817	162,705
	5.00%, due 4/20/33	52,560	58,067
	5.00%, due 8/15/33	42,039	46,827
	5.00%, due 3/15/36	171,652	191,893
	5.00%, due 6/20/36	4,226	4,663
	5.00%, due 8/15/39	350,336	392,105
	5.00%, due 9/20/40	630,652	698,460
	5.50%, due 3/15/33	328,868	370,246
	5.50%, due 7/20/34	52,855	59,036
	5.50%, due 12/20/35	100,553	112,555
	5.50%, due 1/20/39	170,737	190,420
	6.00%, due 3/20/29	15,820	17,939
	6.00%, due 1/15/32	31,818	35,990
	6.00%, due 12/15/32	9,212	10,473
	6.00%, due 3/20/33	83,158	96,792
	6.00%, due 2/15/34	99,270	113,520
	6.00%, due 1/20/35	43,179	49,076
	6.00%, due 6/15/35	32,376	36,562
	6.00%, due 9/15/35	112,446	129,284
	6.50%, due 3/20/31	10,729	12,572
	6.50%, due 1/15/32	12,808	15,369
	6.50%, due 6/15/35	924	1,114
	6.50%, due 1/15/36	54,030	61,920
	6.50%, due 9/15/36	34,520	39,548
	6.50%, due 9/15/37	39,902	45,714
	6.50%, due 10/15/37	17,300	19,820
	6.50%, due 11/15/38	274,092	322,344
	7.00%, due 2/15/26	477	479
	7.00%, due 6/15/29	489	499
	7.00%, due 12/15/29	2,087	2,518
	7.00%, due 5/15/31	1,963	2,188
	7.00%, due 8/15/31	5,175	5,393
	7.00%, due 8/20/31	17,881	22,065
	7.00%, due 8/15/32	22,451	27,609
	7.50%, due 10/15/26	553	555
	7.50%, due 11/15/26	1,042	1,083
	7.50%, due 1/15/30	13,242	14,109
	7.50%, due 10/15/30	4,440	4,644
	7.50%, due 3/15/32	14,083	17,504
	8.00%, due 6/15/26	104	119
	8.00%, due 10/15/26	133	146
	8.00%, due 11/15/26	898	902
	8.00%, due 5/15/27	91	93
	8.00%, due 7/15/27	529	599
	8.00%, due 9/15/27	241	272
	8.00%, due 11/15/30	10,022	11,011
	8.50%, due 7/15/26	694	777
	8.50%, due 11/15/26	5,039	5,137
			22,243,091
¤	United States Treasury Bonds 1.9%
	2.875%, due 8/15/45	2,310,000	2,360,891
	3.00%, due 11/15/44	1,485,000	1,557,278
	3.375%, due 5/15/44	900,000	1,015,383
			4,933,552
¤	United States Treasury Notes 29.9%
	0.625%, due 12/31/16	400,000	399,953
	0.75%, due 12/31/17	1,475,000	1,473,733
	0.75%, due 1/31/18	1,000,000	999,531
	0.75%, due 4/15/18	600,000	598,594
	0.875%, due 1/15/18	1,600,000	1,602,125
	1.00%, due 2/15/18	5,000,000	5,017,580
	1.00%, due 3/15/18	4,900,000	4,917,993
	1.00%, due 5/15/18	2,850,000	2,858,014
	1.00%, due 9/15/18	9,800,000	9,819,522
	1.125%, due 1/15/19	2,075,000	2,084,321
	1.25%, due 12/15/18	4,825,000	4,864,391
	1.25%, due 1/31/20	5,350,000	5,358,571
	1.375%, due 3/31/20	2,750,000	2,765,576
	1.375%, due 1/31/21	550,000	551,074
	1.50%, due 12/31/18	600,000	608,953
	1.50%, due 1/31/22	3,000,000	2,993,202
	1.625%, due 6/30/19	5,800,000	5,905,351
	1.625%, due 11/30/20	300,000	304,336
	1.75%, due 12/31/20	500,000	509,864
	1.75%, due 3/31/22	1,150,000	1,162,174
	1.75%, due 1/31/23	550,000	552,643
	1.875%, due 11/30/21	800,000	816,469
	1.875%, due 5/31/22	1,000,000	1,017,031
	1.875%, due 8/31/22	2,300,000	2,335,668
	1.875%, due 10/31/22	1,000,000	1,014,414
	2.00%, due 10/31/21	500,000	513,554
	2.00%, due 11/30/22	100,000	102,215
	2.00%, due 2/15/25	1,990,000	2,006,091
	2.125%, due 6/30/21	7,150,000	7,405,276
	2.125%, due 12/31/21	600,000	620,390
	2.125%, due 12/31/22	350,000	360,623
	2.125%, due 5/15/25	1,610,000	1,638,930
	2.25%, due 7/31/21	1,400,000	1,458,734
	2.25%, due 11/15/25	3,825,000	3,934,223
			78,571,119
	Total U.S. Government & Federal Agencies (Cost $167,480,429)		171,623,098
	Total Long-Term Bonds (Cost $251,563,732)		258,491,486

	Short-Term Investment 1.6%
	Repurchase Agreement 1.6%
	TD Securities (U.S.A.) LLC 0.33%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $4,279,118 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 11/30/20, with a Principal Amount of $4,236,900 and a Market Value of $4,364,658)	4,279,000	4,279,000
	Total Short-Term Investment (Cost $4,279,000)		4,279,000
	Total Investments (Cost $255,842,732) (e)	99.8%	262,770,486
	Other Assets, Less Liabilities	0.2	442,896
	Net Assets	100.0%	$263,213,382

¤	Among the Fund's 10 largest issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2016.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2016.
(e)	As of January 31, 2016, cost was $255,944,497 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$9,394,283
Gross unrealized depreciation	(2,568,294)
Net unrealized appreciation	$6,825,989

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	23	March 2016	$5,028,375	$30,104
United States Long Bond	(38)	March 2016	(6,119,188)	(227,451)
United States Ultra Bond	31	March 2016	5,151,813	172,292
			$4,061,000	$(25,055)

1. As of January 31, 2016, cash in the amount of $62,790 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,992,382	$—	$1,992,382
Corporate Bonds	—	68,244,851	—	68,244,851
Foreign Government Bonds	—	6,329,690	—	6,329,690
Mortgage-Backed Securities	—	6,327,226	—	6,327,226
Municipal Bonds	—	3,974,239	—	3,974,239
U.S. Government & Federal Agencies	—	171,623,098	—	171,623,098
Total Long-Term Bonds	—	258,491,486	—	258,491,486
Short-Term Investment
Repurchase Agreement	—	4,279,000	—	4,279,000
Total Investments in Securities	—	262,770,486	—	262,770,486
Other Financial Instruments
Futures Contracts Long (b)	202,396	—	—	202,396
Total Investments in Securities and Other Financial Instruments	$202,396	$262,770,486	$—	$262,972,882

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short(b)	$(227,451)	$—	$—	$(227,451)
Total Other Financial Instruments	$(227,451)	$—	$—	$(227,451)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 128.3% †
	Australia 10.5%
	APN Outdoor Group, Ltd. (Media)	34,484	$148,117
	Ardent Leisure Group (Hotels, Restaurants & Leisure)	197,883	291,479
	Australia & New Zealand Banking Group, Ltd. (Banks) (a)	349,725	6,057,342
	Australian Pharmaceutical Industries, Ltd. (Health Care Providers & Services)	399,291	595,000
	Bank of Queensland, Ltd. (Banks)	39,922	373,267
	Bellamy's Australia, Ltd. (Food Products)	379,682	3,781,749
	Bendigo & Adelaide Bank, Ltd. (Banks)	34,425	266,018
	BHP Billiton PLC (Metals & Mining) (a)	124,373	1,211,073
	BHP Billiton, Ltd. (Metals & Mining)	100,790	1,106,618
	Blackmores, Ltd. (Personal Products) (a)(b)	29,667	4,060,125
	BlueScope Steel, Ltd. (Metals & Mining)	779,951	2,628,819
	Challenger, Ltd. (Diversified Financial Services)	191,144	1,086,440
	Commonwealth Bank of Australia (Banks)	31,104	1,750,475
	CSL, Ltd. (Biotechnology)	8,302	618,133
	CSR, Ltd. (Construction Materials)	380,713	695,135
	Estia Health, Ltd. (Health Care Providers & Services)	71,290	346,905
	Evolution Mining, Ltd. (Metals & Mining)	4,111,638	4,265,103
	Fairfax Media, Ltd. (Media)	747,541	472,386
	FlexiGroup, Ltd. (Consumer Finance)	482,088	976,095
	Flight Centre Travel Group, Ltd. (Hotels, Restaurants & Leisure) (b)	112,320	3,136,459
	Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance)	913,948	1,690,240
	GUD Holdings, Ltd. (Household Durables)	18,579	86,109
	Harvey Norman Holdings, Ltd. (Multiline Retail)	1,130,753	3,586,193
	Macquarie Group, Ltd. (Capital Markets) (a)	93,147	4,811,411
	Mantra Group, Ltd. (Hotels, Restaurants & Leisure)	52,567	182,434
	Metcash, Ltd. (Food & Staples Retailing) (c)	1,047,029	1,311,224
	Mineral Resources, Ltd. (Commercial Services & Supplies) (b)	286,090	761,413
	Myer Holdings, Ltd. (Multiline Retail) (b)	655,258	488,584
	National Australia Bank, Ltd. (Banks)	72,370	1,433,213
	Nine Entertainment Co. Holdings, Ltd. (Media)	596,562	703,681
	Northern Star Resources, Ltd. (Metals & Mining)	762,652	1,606,705
	Origin Energy, Ltd. (Oil, Gas & Consumable Fuels)	106,491	315,516
	OZ Minerals, Ltd. (Metals & Mining)	1,022,510	2,781,898
	Pacific Brands, Ltd. (Distributors) (c)	1,450,368	835,369
	Programmed Maintenance Services, Ltd. (Commercial Services & Supplies)	156,815	224,861
	Qantas Airways, Ltd. (Airlines) (c)	1,118,981	3,093,256
	Regis Resources, Ltd. (Metals & Mining)	265,655	443,386
	Select Harvests, Ltd. (Food Products)	54,581	207,663
	Seven West Media, Ltd. (Media)	567,918	337,750
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	1,237,343	728,363
	Sirtex Medical, Ltd. (Biotechnology)	41,841	1,123,211
	Southern Cross Media Group, Ltd. (Media)	741,930	598,462
	St. Barbara, Ltd. (Metals & Mining) (c)	1,038,935	1,090,710
	Star Entertainment Grp, Ltd. (The) (Hotels, Restaurants & Leisure)	555,194	2,131,167
	Suncorp Group, Ltd. (Insurance)	204,287	1,694,978
	Tassal Group, Ltd. (Food Products)	135,098	462,594
	Treasury Wine Estates, Ltd. (Beverages)	787,999	5,104,995
	Village Roadshow, Ltd. (Media)	58,297	289,091
	Westfield Corp. (Real Estate Investment Trusts) (a)	96,055	685,137
	Westpac Banking Corp. (Banks)	55,997	1,236,178
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (a)	114,643	2,308,958
			76,221,488
	Austria 0.6%
	Austria Technologie & Systemtechnik A.G. (Electronic Equipment, Instruments & Components)	23,956	310,708
	Erste Group Bank A.G. (Banks) (c)	46,688	1,363,004
	Lenzing A.G. (Chemicals)	7,315	488,930
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	62,657	1,612,384
	Wienerberger A.G. (Building Products)	25,948	397,512
			4,172,538
	Belgium 0.9%
	AGFA-Gevaert N.V. (Health Care Technology) (c)	190,231	816,849
	Anheuser-Busch InBev N.V. (Beverages) (a)	36,301	4,571,137
	Euronav N.V. (Oil, Gas & Consumable Fuels)	79,763	936,365
	Ion Beam Applications (Health Care Equipment & Supplies)	2,498	84,069
			6,408,420
	Cambodia 0.1%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	636,000	386,099

	Canada 0.1%
	Entertainment One, Ltd. (Media)	203,913	434,339

	China 2.2%
	Boer Power Holdings, Ltd. (Electrical Equipment) (b)	396,000	694,587
	Central China Securities Co., Ltd. Class H (Capital Markets)	682,000	277,750
	China Construction Bank Corp. Class H (Banks)	583,000	360,738
	China Eastern Airlines Corp., Ltd. Class H (Airlines) (c)	564,000	272,775
	China Everbright Bank Co., Ltd. Class H (Banks)	206,000	97,422
	China Everbright, Ltd. (Capital Markets)	178,000	371,881
	China Lesso Group Holdings, Ltd. (Building Products)	1,147,000	634,332
	China Maple Leaf Educational Systems, Ltd. (Diversified Consumer Services)	628,000	292,983
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,208,000	679,101
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	210,000	359,754
	China Southern Airlines Co., Ltd. Class H (Airlines)	438,000	264,404
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	856,000	404,173
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	657,000	333,003
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	393,000	398,439
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	2,314,000	609,172
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	514,000	612,085
	Geely Automobile Holdings, Ltd. (Automobiles)	1,365,000	581,509
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	822,000	665,735
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	969,000	508,223
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	262,000	312,617
	Maoye International Holdings, Ltd. (Multiline Retail) (b)	716,000	77,795
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	872,000	221,827
	SINA Corp. (Internet Software & Services) (c)	14,200	652,490
	Tianjin Development Holdings, Ltd. (Multi-Utilities)	298,000	145,319
	Tianneng Power International, Ltd. (Auto Components) (b)(c)	880,000	660,501
	Universal Health International Group Holding, Ltd. (Health Care Providers & Services) (b)	1,797,000	223,458
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	281,500	125,675
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	534,000	428,110
	XTEP International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,282,000	572,005
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	5,406,600	3,562,227
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	284,000	246,664
	ZTE Corp. Class H (Communications Equipment)	305,400	553,887
			16,200,641
	Denmark 3.7%
	A.P. Moeller-Maersk A/S
	Class A (Marine)	659	833,180
	Class B (Marine)	1,247	1,602,093
	DFDS A/S (Marine)	34,751	1,239,765
¤	Novo Nordisk A/S Class B (Pharmaceuticals) (a)	199,982	11,167,735
	Pandora A/S (Textiles, Apparel & Luxury Goods) (a)	46,686	6,234,258
	PER Aarsleff A/S Class B (Construction & Engineering)	1,369	419,260
	SimCorp A/S (Software)	21,130	1,033,916
	Vestas Wind Systems A/S (Electrical Equipment) (a)	51,096	3,335,368
	Zealand Pharma A/S (Biotechnology) (b)(c)	41,099	757,877
			26,623,452
	Faroe Islands 0.2%
	Bakkafrost P/F (Food Products)	53,972	1,799,149

	Finland 1.2%
	Bittium Oyj (Software)	22,176	150,732
	Cargotec Oyj Class B (Machinery)	30,947	985,883
	Cramo Oyj (Trading Companies & Distributors)	6,378	122,648
	Metsa Board Oyj (Paper & Forest Products)	36,790	245,892
	Stora Enso Oyj (Paper & Forest Products) (a)	613,837	4,998,211
	UPM-Kymmene Oyj (Paper & Forest Products)	56,281	915,787
	Valmet Oyj (Machinery)	156,762	1,558,840
			8,977,993
	France 11.1%
	Altran Technologies S.A. (IT Services)	98,720	1,245,809
	Atos S.E. (IT Services) (a)	64,169	5,097,835
	AXA S.A. (Insurance)	213,347	5,283,438
	BNP Paribas S.A. (Banks) (a)	139,946	6,651,344
	Cellectis S.A. (Biotechnology) (c)	29,110	651,920
	Compagnie Generale des Etablissements Michelin (Auto Components)	12,371	1,137,751
	Credit Agricole S.A. (Banks) (a)	466,831	4,665,219
	Faurecia (Auto Components)	107,057	3,929,105
	Ipsen S.A. (Pharmaceuticals)	36,077	2,080,135
	IPSOS (Media)	27,078	555,327
	Korian S.A. (Health Care Providers & Services)	9,494	321,040
	Neopost S.A. (Technology Hardware, Storage & Peripherals)	86,200	2,064,883
	Orange S.A. (Diversified Telecommunication Services) (a)	419,543	7,514,865
	Peugeot S.A. (Automobiles) (c)	190,767	2,835,513
	Rallye S.A. (Food & Staples Retailing) (b)	49,904	765,659
	Renault S.A. (Automobiles) (a)	31,177	2,641,593
	Safran S.A. (Aerospace & Defense)	26,728	1,744,115
	Sanofi (Pharmaceuticals) (a)	84,790	7,119,699
	Sartorius Stedim Biotech (Health Care Equipment & Supplies)	1,635	596,677
	SCOR S.E. (Insurance)	28,004	977,545
	Societe Generale S.A. (Banks) (a)	163,206	6,244,525
	Sopra Steria Group (IT Services)	10,404	1,129,464
	Tarkett S.A. (Building Products)	5,964	158,844
	Technicolor S.A. (Media)	343,065	2,438,934
	Technip S.A. (Energy Equipment & Services)	2,974	139,497
	Total S.A. (Oil, Gas & Consumable Fuels) (a)	128,712	5,726,860
	UBISOFT Entertainment (Software) (c)	20,764	571,567
	Valeo S.A. (Auto Components)	16,218	2,105,807
	Vinci S.A. (Construction & Engineering) (a)	59,138	4,010,489
			80,405,459
	Germany 12.2%
	Aareal Bank A.G. (Thrifts & Mortgage Finance)	48,023	1,312,612
	Adva Optical Networking S.E. (Communications Equipment) (c)	228,517	2,152,127
	Allianz S.E. Registered (Insurance) (a)	45,063	7,273,172
	Aurubis A.G. (Metals & Mining) (a)	61,330	2,497,084
	Bayer A.G. Registered (Pharmaceuticals) (a)	15,923	1,786,195
	Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies)	3,959	116,850
	Daimler A.G. Registered (Automobiles) (a)	73,010	5,082,662
	Deutsche Bank A.G. Registered (Capital Markets) (a)	86,881	1,536,858
	Deutsche Lufthansa A.G. Registered (Airlines) (a)(c)	341,134	4,984,547
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	258,218	4,482,526
	Duerr A.G. (Machinery)	57,621	3,885,165
	Evonik Industries A.G. (Chemicals)	72,767	2,246,922
	Evotec A.G. (Life Sciences Tools & Services) (c)	275,731	1,029,793
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services)	12,186	806,344
	Gerresheimer A.G. (Life Sciences Tools & Services)	45,386	3,205,812
	Hypoport A.G. (Diversified Financial Services) (c)	7,914	597,130
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (a)	427,101	5,681,040
	K+S A.G. Registered (Chemicals) (a)	197,940	4,160,321
	Koenig & Bauer A.G. (Machinery) (c)	15,574	472,033
	Nemetschek A.G. (Software)	15,597	711,191
	Nordex S.E. (Electrical Equipment) (a)(c)	130,121	4,200,307
	OSRAM Licht A.G. (Electrical Equipment) (a)	76,477	3,404,844
	ProSiebenSat.1 Media S.E. (Media) (a)	92,588	4,609,051
	Rheinmetall A.G. (Industrial Conglomerates) (a)	64,419	4,607,899
	SAP S.E. (Software)	5,356	424,932
	Siemens A.G. Registered (Industrial Conglomerates)	31,203	2,987,023
	Sixt S.E. (Road & Rail)	5,805	269,371
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment) (b)(c)	62,105	3,053,724
	Software A.G. (Software)	90,993	3,066,655
	Stroeer S.E. (Media) (a)	72,685	4,293,589
	Suedzucker A.G. (Food Products)	145,970	2,203,495
	Tui A.G. (Hotels, Restaurants & Leisure)	49,278	836,706
	Volkswagen A.G. (Automobiles)	8,001	1,046,820
			89,024,800
	Hong Kong 3.4%
	AIA Group, Ltd. (Insurance)	567,000	3,176,597
	Allied Properties HK, Ltd. (Capital Markets)	430,000	73,276
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,028,000	692,343
	BOC Hong Kong Holdings, Ltd. (Banks)	373,000	982,335
	Cathay Pacific Airways, Ltd. (Airlines)	243,000	383,649
	Cheung Kong Property Holding, Ltd. (Real Estate Management & Development)	164,000	887,795
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (c)	902,817	693,167
	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	164,000	2,042,419
	First Shanghai Investments, Ltd. (Capital Markets)	1,608,000	232,793
	Hang Lung Properties, Ltd. (Real Estate Management & Development)	137,000	253,398
	Hang Seng Bank, Ltd. (Banks)	46,700	777,948
	Henderson Land Development Co., Ltd. (Real Estate Management & Development)	71,000	386,717
	Hongkong Land Holdings, Ltd. (Real Estate Management & Development)	35,900	224,815
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	758,000	299,521
	Li & Fung, Ltd. (Textiles, Apparel & Luxury Goods)	1,436,000	830,929
	Link REIT (Real Estate Investment Trusts)	138,000	790,804
	Man Wah Holdings, Ltd. (Household Durables)	712,800	769,812
	NetDragon Websoft, Inc. (Software) (b)	112,000	287,079
	New World Development Co., Ltd. (Real Estate Management & Development)	330,000	266,036
	NWS Holdings, Ltd. (Industrial Conglomerates)	342,000	512,256
	Orient Overseas International, Ltd. (Marine)	191,000	709,784
	PCCW, Ltd. (Diversified Telecommunication Services)	541,000	322,841
	Real Nutriceutical Group, Ltd. (Personal Products) (b)	3,818,000	348,391
	Sino Land Co., Ltd. (Real Estate Management & Development)	186,000	238,743
	Skyworth Digital Holdings, Ltd. (Household Durables)	1,190,000	620,504
	SmarTone Telecommunications Holdings, Ltd. (Wireless Telecommunication Services)	297,500	458,782
	Sun Hung Kai & Co., Ltd. (Consumer Finance)	626,000	368,445
	Sun Hung Kai Properties, Ltd. (Real Estate Management & Development)	105,000	1,138,377
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	36,000	349,132
	Swire Properties, Ltd. (Real Estate Management & Development)	33,200	85,818
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	806,000	781,257
	Tongda Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	1,950,000	311,877
	Truly International Holdings, Ltd. (Electronic Equipment, Instruments & Components) (b)	364,000	82,312
	Wheelock & Co., Ltd. (Real Estate Management & Development)	246,000	939,564
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)	962,000	3,296,889
			24,616,405
	India 0.0%‡
	Gujarat State Fertilizers & Chemicals, Ltd. (Chemicals)	12,643	13,102
	Welspun India, Ltd. (Textiles, Apparel & Luxury Goods)	10,850	133,941
			147,043
	Ireland 0.6%
	Experian PLC (Professional Services)	151,586	2,588,436
	Shire PLC (Pharmaceuticals) (a)	38,905	2,182,186
			4,770,622
	Israel 2.3%
	Bezeq The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	2,385,311	5,169,438
	Cellcom Israel, Ltd. (Wireless Telecommunication Services) (c)	35,989	234,481
	Delek Automotive Systems, Ltd. (Specialty Retail)	55,379	497,975
	El Al Israel Airlines (Airlines)	1,358,299	946,522
	Israel Discount Bank, Ltd. Class A (Banks) (c)	855,946	1,410,263
¤	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	134,119	8,237,987
			16,496,666
	Italy 5.0%
	A2A S.p.A. (Multi-Utilities)	1,118,677	1,337,106
	Astaldi S.p.A. (Construction & Engineering) (b)	23,718	120,292
	ASTM S.p.A. (Transportation Infrastructure)	7,243	78,767
	Banca IFIS S.p.A. (Diversified Financial Services)	45,493	1,429,005
	Banca Popolare di Milano Scarl (Banks)	365,190	298,577
	Biesse S.p.A. (Machinery)	51,581	703,499
	Cementir Holding S.p.A. (Construction Materials)	13,737	73,642
	Enel S.p.A. (Electric Utilities)	1,442,501	5,902,547
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	113,811	1,655,988
	ERG S.p.A. (Oil, Gas & Consumable Fuels)	8,256	103,089
	Esprinet S.p.A. (Electronic Equipment, Instruments & Components)	43,746	355,015
	EXOR S.p.A. (Diversified Financial Services)	37,101	1,215,199
	Intesa Sanpaolo S.p.A. (Banks)	1,984,529	5,656,262
	Iren S.p.A. (Multi-Utilities)	476,944	703,240
	La Doria S.p.A. (Food Products)	37,087	487,560
	Mediobanca S.p.A. (Capital Markets)	225,486	1,807,232
	Prysmian S.p.A. (Electrical Equipment)	98,012	2,020,842
	Salini Impregilo S.p.A. (Construction & Engineering)	533,344	2,073,463
	Saras S.p.A. (Oil, Gas & Consumable Fuels) (c)	1,747,010	3,646,445
	Snam S.p.A. (Gas Utilities)	425,705	2,385,271
	Trevi Finanziaria Industriale S.p.A. (Construction & Engineering)	182,144	304,660
	Unipol Gruppo Finanziario S.p.A. (Insurance)	933,830	3,813,738
			36,171,439
	Japan 27.9%
	Aeon Co., Ltd. (Food & Staples Retailing)	120,600	1,612,451
	Asahi Glass Co., Ltd. (Building Products)	510,000	3,114,134
	Asahi Kasei Corp. (Chemicals)	71,000	459,479
	Benesse Holdings, Inc. (Diversified Consumer Services)	73,100	2,047,783
	Brother Industries, Ltd. (Technology Hardware, Storage & Peripherals)	6,600	66,525
	Calsonic Kansei Corp. (Auto Components)	195,000	1,714,960
	Central Japan Railway Co. (Road & Rail) (a)	22,300	4,140,305
	Chubu Electric Power Co., Inc. (Electric Utilities) (a)	311,000	3,983,858
	Cocokara Fine, Inc. (Food & Staples Retailing)	28,200	1,173,618
	Credit Saison Co., Ltd. (Consumer Finance)	95,400	1,787,746
	Dai-ichi Life Insurance Co., Ltd. (The) (Insurance) (a)	255,700	3,531,215
	Daihen Corp. (Electrical Equipment)	39,000	205,013
	Daiichi Sankyo Co, Ltd. (Pharmaceuticals)	85,300	1,781,751
	Daiwa Securities Group, Inc. (Capital Markets)	605,000	3,824,647
	Daiwabo Holdings Co., Ltd. (Electronic Equipment, Instruments & Components)	122,000	228,692
	DCM Holdings Co., Ltd. (Specialty Retail)	439,000	3,174,071
	DTS Corp. (IT Services)	9,000	187,164
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	320,200	366,847
	EDION Corp. (Specialty Retail) (b)	185,200	1,394,194
	Ferrotec Corp. (Semiconductors & Semiconductor Equipment)	42,100	454,011
	Fields Corp. (Leisure Products)	33,500	595,310
	Foster Electric Co., Ltd. (Household Durables)	101,300	2,187,123
	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	20,600	795,261
	Fuyo General Lease Co., Ltd. (Diversified Financial Services)	4,200	206,368
	G-Tekt Corp. (Auto Components)	26,900	340,221
	GungHo Online Entertainment, Inc. (Software) (b)(c)	961,900	2,573,831
	Happinet Corp. (Distributors)	38,900	344,811
	Hazama Ando Corp. (Construction & Engineering)	58,900	288,443
	Hitachi, Ltd. (Electronic Equipment, Instruments & Components) (a)	546,000	2,694,855
	Honda Motor Co., Ltd. (Automobiles)	135,800	3,680,825
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels)	95,600	1,436,967
	Iida Group Holdings Co., Ltd. (Household Durables) (a)	209,500	3,726,300
	ITOCHU Corp. (Trading Companies & Distributors) (a)	301,400	3,563,578
	J Trust Co., Ltd. (Consumer Finance)	41,700	294,771
	Jaccs Co., Ltd. (Consumer Finance)	300,000	1,014,569
	Japan Display, Inc. (Electronic Equipment, Instruments & Components) (b)(c)	714,100	1,646,959
	Jeol, Ltd. (Health Care Equipment & Supplies)	166,000	937,071
	JGC Corp. (Construction & Engineering)	148,000	2,340,992
	JTEKT Corp. (Machinery)	95,300	1,534,886
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	16,100	394,052
	Kanematsu Corp. (Trading Companies & Distributors)	130,000	206,764
	Kao Corp. (Personal Products)	45,800	2,457,669
	Kasai Kogyo Co., Ltd. (Auto Components)	30,300	394,695
	KDDI Corp. (Wireless Telecommunication Services) (a)	242,900	6,141,066
	KLab, Inc. (Software) (b)(c)	240,700	1,492,261
	Kobe Steel, Ltd. (Metals & Mining)	88,000	85,320
	Komori Corp. (Machinery)	8,900	100,111
	Konami Holdings Corp. (Software)	122,600	2,844,395
	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	52,100	437,702
	Kose Corp. (Personal Products)	3,700	344,617
	Kyudenko Corp. (Construction & Engineering)	17,000	339,044
	Linical Co., Ltd. (Life Sciences Tools & Services)	66,700	949,095
	Mazda Motor Corp. (Automobiles)	123,300	2,239,761
	Medipal Holdings Corp. (Health Care Providers & Services)	28,800	468,504
	Megmilk Snow Brand Co., Ltd. (Food Products)	120,000	3,127,413
	Ministop Co., Ltd. (Food & Staples Retailing)	14,900	263,961
	Mirait Holdings Corp. (Construction & Engineering)	134,900	1,054,132
	Mitsubishi Chemical Holdings Corp. (Chemicals)	247,600	1,378,239
	Mitsubishi Corp. (Trading Companies & Distributors) (a)	246,000	3,938,582
	Mitsubishi UFJ Financial Group, Inc. (Banks) (a)	1,301,200	6,705,742
	Mitsui & Co., Ltd. (Trading Companies & Distributors)	54,500	618,473
	Mitsui Chemicals, Inc. (Chemicals)	23,000	100,301
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	29,000	681,831
	Mixi, Inc. (Internet Software & Services)	78,600	2,516,076
	Mizuho Financial Group, Inc. (Banks)	2,670,500	4,610,595
	MS&AD Insurance Group Holdings, Inc. (Insurance) (a)	144,200	3,911,959
	Namura Shipbuilding Co., Ltd. (Machinery)	202,300	1,474,469
	NEC Capital Solutions, Ltd. (Trading Companies & Distributors)	6,700	95,145
	NEC Corp. (Technology Hardware, Storage & Peripherals)	73,000	192,689
	Nexon Co., Ltd. (Software)	192,400	3,140,816
	Nichicon Corp. (Electronic Equipment, Instruments & Components)	24,800	171,213
	Nichiha Corp. (Building Products)	39,400	569,488
	Nippo Corp. (Construction & Engineering)	21,000	314,351
	Nippon Electric Glass Co., Ltd. (Electronic Equipment, Instruments & Components)	587,000	3,036,560
	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	19,300	345,109
	Nippon Suisan Kaisha, Ltd. (Food Products)	693,600	3,638,253
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	137,700	5,857,832
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	469,000	1,697,834
	Nishimatsuya Chain Co., Ltd. (Specialty Retail)	26,300	226,732
	Nissan Motor Co., Ltd. (Automobiles) (a)	508,900	5,047,386
	Nissin Sugar Co., Ltd. (Food Products)	2,400	90,150
	NTT Data Corp. (IT Services)	33,100	1,595,746
	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	59,400	1,325,083
	Obayashi Corp. (Construction & Engineering)	154,300	1,391,687
	Oji Holdings Corp. (Paper & Forest Products)	21,000	85,321
	ORIX Corp. (Diversified Financial Services) (a)	346,100	4,911,936
	PALTAC Corp. (Distributors)	44,200	765,005
	Qol Co., Ltd. (Food & Staples Retailing)	20,200	296,120
	Saizeriya Co., Ltd. (Hotels, Restaurants & Leisure)	15,000	316,455
	Sankyo Tateyama, Inc. (Building Products)	65,900	791,958
	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	7,800	105,652
	Sodick Co., Ltd. (Machinery)	216,600	1,421,502
	Sompo Japan Nipponkoa Holdings, Inc. (Insurance) (a)	127,200	3,770,030
	Sony Corp. (Household Durables)	54,600	1,306,386
	Sumitomo Chemical Co., Ltd. (Chemicals)	540,000	2,735,595
	Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	241,900	2,697,841
	Sumitomo Heavy Industries, Ltd. (Machinery) (a)	703,000	2,777,690
	Sumitomo Mitsui Financial Group, Inc. (Banks) (a)	168,676	5,664,595
	Sumitomo Rubber Industries, Ltd. (Auto Components)	196,200	2,485,184
	Takuma Co., Ltd. (Machinery)	36,000	278,060
	TDK Corp. (Electronic Equipment, Instruments & Components)	29,100	1,595,432
	Tochigi Bank, Ltd. (The) (Banks)	64,000	303,803
	Toda Corp. (Construction & Engineering)	219,000	1,052,536
	Toho Holdings Co., Ltd. (Health Care Providers & Services) (a)	76,300	1,775,440
	Tokio Marine Holdings, Inc. (Insurance) (a)	38,700	1,384,845
	Tokuyama Corp. (Chemicals) (c)	193,000	384,683
	Tokyo Tatemono Co., Ltd. (Real Estate Management & Development)	25,600	275,392
	Tokyo TY Financial Group, Inc. (Banks)	12,100	369,299
	Toridoll.corp (Hotels, Restaurants & Leisure)	69,500	1,267,337
	Toyo Seikan Group Holdings, Ltd. (Containers & Packaging)	4,600	83,207
¤	Toyota Motor Corp. (Automobiles) (a)	177,000	10,689,560
	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	18,200	463,277
	Warabeya Nichiyo Co., Ltd. (Food Products)	4,800	101,146
	YAMABIKO Corp. (Machinery)	9,900	70,371
	Yamada Denki Co., Ltd. (Specialty Retail)	848,200	4,105,383
	Yamazaki Baking Co., Ltd. (Food Products)	93,000	2,029,610
	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	212,700	2,388,407
	Yurtec Corp. (Construction & Engineering)	112,000	856,570
			203,070,136
	Luxembourg 0.2%
	APERAM S.A. (Metals & Mining) (a)(c)	51,296	1,608,075
	Tenaris S.A. (Energy Equipment & Services)	13,388	139,027
			1,747,102
	Malaysia 0.1%
	Silverlake Axis, Ltd. (Software)	1,119,500	439,274

	Netherlands 5.7%
	AerCap Holdings N.V. (Trading Companies & Distributors) (c)	142,900	4,388,459
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	111,009	2,256,237
	BinckBank N.V. (Capital Markets)	173,072	1,377,951
	Corbion N.V. (Chemicals)	25,698	573,278
	Euronext N.V. (Diversified Financial Services)	5,286	256,712
	Ferrari N.V. (Automobiles) (c)	21,691	860,022
	Heineken Holding N.V. (Beverages)	9,244	711,581
	ING Groep N.V., CVA (Banks) (a)	555,758	6,415,236
	Koninklijke Ahold N.V. (Food & Staples Retailing) (a)	258,946	5,877,626
	NN Group N.V. (Insurance) (a)	134,198	4,547,891
	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment) (c)	32,000	2,392,960
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	301,520	6,598,357
	Class B (Oil, Gas & Consumable Fuels) (a)	211,925	4,634,075
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	66,380	437,779
			41,328,164
	New Zealand 0.6%
	Air New Zealand, Ltd. (Airlines)	702,495	1,345,961
	Chorus, Ltd. (Diversified Telecommunication Services) (c)	43,250	105,587
	Meridian Energy, Ltd. (Independent Power & Renewable Electricity Producers)	189,224	289,243
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	117,759	358,490
	Spark New Zealand, Ltd. (Diversified Telecommunication Services)	964,501	2,109,923
			4,209,204
	Norway 1.8%
	Aker Solutions ASA (Energy Equipment & Services)	221,351	674,101
	Austevoll Seafood ASA (Food Products)	82,118	526,283
	Avance Gas Holding, Ltd. (Oil, Gas & Consumable Fuels) (d)	105,568	1,340,001
	Borregaard ASA (Chemicals)	49,483	251,088
	BW LPG, Ltd. (Oil, Gas & Consumable Fuels) (d)	220,399	1,698,275
	DNB ASA (Banks)	392,773	4,764,141
	Fred Olsen Energy ASA (Energy Equipment & Services) (c)	21,116	84,768
	Kongsberg Automotive ASA (Auto Components) (c)	486,040	330,539
	Leroy Seafood Group ASA (Food Products)	20,606	793,391
	Salmar ASA (Food Products)	52,335	1,029,730
	XXL ASA (Specialty Retail) (d)	10,314	108,694
	Yara International ASA (Chemicals)	32,161	1,223,941
			12,824,952
	Portugal 0.2%
	Altri SGPS S.A. (Paper & Forest Products)	230,477	942,819
	Portucel S.A. (Paper & Forest Products)	61,834	207,899
			1,150,718
	Singapore 1.0%
	CapitaLand, Ltd. (Real Estate Management & Development)	1,259,400	2,742,663
	Global Logistic Properties, Ltd. (Real Estate Management & Development)	1,083,400	1,300,470
	Golden Agri-Resources, Ltd. (Food Products)	1,257,200	332,027
	Keppel Corp., Ltd. (Industrial Conglomerates)	41,200	146,608
	SATS, Ltd. (Transportation Infrastructure)	133,700	365,297
	Wilmar International, Ltd. (Food Products)	1,168,100	2,368,324
			7,255,389
	South Africa 0.9%
	Investec PLC (Capital Markets)	456,529	2,915,741
	Mondi PLC (Paper & Forest Products) (a)	234,658	3,829,882
			6,745,623
	Spain 2.4%
	Almirall S.A. (Pharmaceuticals)	69,790	1,343,849
	Banco Santander S.A. (Banks)	983,715	4,248,376
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	257,265	827,372
	Endesa S.A. (Electric Utilities)	238,692	4,604,823
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment)	99,007	1,843,827
	Iberdrola S.A. (Electric Utilities)	189,070	1,332,073
	Repsol S.A. (Oil, Gas & Consumable Fuels)	102,704	1,069,616
	Tecnicas Reunidas S.A. (Energy Equipment & Services)	58,852	1,952,417
	Telefonica S.A. (Diversified Telecommunication Services) (a)	56,939	604,614
			17,826,967
	Sweden 5.0%
	Atlas Copco AB
	Class A (Machinery)	71,062	1,525,375
	Class B (Machinery)	56,820	1,162,737
	Axfood AB (Food & Staples Retailing)	21,017	366,772
	Bilia AB Class A (Specialty Retail)	39,432	738,503
	Boliden AB (Metals & Mining)	211,953	2,944,325
	Byggmax Group AB (Specialty Retail)	102,573	852,981
	Elekta AB Class B (Health Care Equipment & Supplies) (b)	544,848	4,054,909
	Fingerprint Cards AB Class B (Electronic Equipment, Instruments & Components) (b)(c)	77,565	4,187,470
	Granges AB (Metals & Mining)	14,520	112,340
	Intrum Justitia AB (Commercial Services & Supplies)	115,596	3,827,336
	Inwido AB (Building Products)	24,041	266,118
	Loomis AB Class B (Commercial Services & Supplies)	3,999	119,531
	Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (c)	6,174	88,756
	Medivir AB Class B (Biotechnology) (c)	49,967	390,480
	Mycronic AB (Electronic Equipment, Instruments & Components)	188,118	1,693,422
	Nobia AB (Household Durables)	99,514	1,109,913
	Nordea Bank AB (Banks) (a)	196,613	1,973,086
	SAS AB (Airlines) (b)(c)	325,367	935,446
	Securitas AB Class B (Commercial Services & Supplies)	118,587	1,749,751
	Svenska Cellulosa AB SCA Class B (Household Products)	28,736	851,010
	TeliaSonera AB (Diversified Telecommunication Services)	579,057	2,727,942
	Volvo AB Class B (Machinery) (a)	549,803	5,015,689
			36,693,892
	Switzerland 8.7%
	ABB, Ltd. Registered (Electrical Equipment) (c)	53,496	926,391
	Actelion, Ltd. Registered (Biotechnology) (c)	19,823	2,622,081
	Adecco S.A. Registered (Professional Services) (a)(c)	84,025	5,186,822
	Cembra Money Bank A.G. (Consumer Finance) (c)	5,306	319,344
	Coca-Cola HBC A.G. (Beverages) (c)	100,637	2,062,336
	Credit Suisse Group A.G. Registered (Capital Markets) (c)	129,048	2,278,101
	Galenica A.G. Registered (Pharmaceuticals)	1,666	2,324,462
	Gategroup Holding A.G. (Commercial Services & Supplies) (c)	6,423	237,910
	Kudelski S.A. (Electronic Equipment, Instruments & Components)	35,068	479,680
	Lonza Group A.G. Registered (Life Sciences Tools & Services) (c)	30,588	4,684,913
¤	Nestle S.A. Registered (Food Products) (a)	135,455	9,977,132
¤	Novartis A.G. Registered (Pharmaceuticals) (a)	182,134	14,127,529
¤	Roche Holding A.G. (Pharmaceuticals) (a)	38,687	10,064,841
	Temenos Group A.G. Registered (Software) (c)	36,563	1,774,838
	UBS Group A.G. Registered (Capital Markets) (a)	236,680	3,907,776
	Valiant Holding A.G. Registered (Banks)	1,452	158,261
	Zurich Insurance Group A.G. (Insurance) (c)	10,040	2,223,962
			63,356,379
	Taiwan 0.1%
	Chlitina Holding, Ltd. (Personal Products)	63,000	623,471

	United Kingdom 18.8%
	3i Group PLC (Capital Markets)	202,575	1,285,868
	Amec Foster Wheeler PLC (Energy Equipment & Services)	90,348	534,341
	AstraZeneca PLC (Pharmaceuticals) (a)	74,274	4,751,562
	Barratt Developments PLC (Household Durables)	74,210	637,139
	Bellway PLC (Household Durables)	53,620	2,129,803
	Berkeley Group Holdings PLC (Household Durables)	41,479	2,097,186
	BG Group PLC (Oil, Gas & Consumable Fuels)	106,227	1,610,310
	BP PLC (Oil, Gas & Consumable Fuels) (a)	1,122,244	6,080,607
¤	British American Tobacco PLC (Tobacco) (a)	167,772	9,327,333
	British Land Co. PLC (The) (Real Estate Investment Trusts)	63,244	670,771
	Carillion PLC (Construction & Engineering) (b)	307,695	1,211,476
	Cranswick PLC (Food Products)	2,712	80,964
	Debenhams PLC (Multiline Retail)	1,300,166	1,458,686
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (c)	67,924	89,379
	Fiat Chrysler Automobiles N.V. (Automobiles) (a)	229,156	1,615,254
	Galliford Try PLC (Construction & Engineering)	71,898	1,528,195
	GlaxoSmithKline PLC (Pharmaceuticals) (a)	182,612	3,761,911
	Go-Ahead Group PLC (Road & Rail)	22,193	775,502
	Greggs PLC (Food & Staples Retailing)	85,123	1,267,971
	Home Retail Group PLC (Internet & Catalog Retail)	1,208,998	2,358,937
¤	HSBC Holdings PLC (Banks) (a)	1,714,881	12,094,878
	Imperial Tobacco Group PLC (Tobacco) (a)	133,603	7,238,611
	Inchcape PLC (Distributors)	132,453	1,361,921
	International Consolidated Airlines Group S.A. (Airlines) (a)	472,043	3,648,117
	JD Sports Fashion PLC (Specialty Retail)	28,719	467,466
	John Wood Group PLC (Energy Equipment & Services)	185,919	1,718,843
	Just Eat PLC (Internet Software & Services) (a)(c)	505,906	2,708,221
	J Sainsbury PLC (Food & Staples Retailing)	1,489,713	5,238,186
	Kingfisher PLC (Specialty Retail)	61,214	286,487
	Legal & General Group PLC (Insurance)	874,162	3,054,355
	Marks & Spencer Group PLC (Multiline Retail) (a)	222,595	1,351,817
	Micro Focus International PLC (Software)	57,817	1,145,223
	Moneysupermarket.com Group PLC (Internet Software & Services)	316,246	1,528,866
	Old Mutual PLC (Insurance)	2,183,462	5,340,899
	OneSavings Bank PLC (Thrifts & Mortgage Finance)	74,744	327,990
	Persimmon PLC (Household Durables) (a)(c)	90,646	2,641,434
	Petrofac, Ltd. (Energy Equipment & Services)	7,355	83,836
	Playtech PLC (Software)	190,014	2,083,966
	Premier Farnell PLC (Electronic Equipment, Instruments & Components)	52,492	75,818
	Redrow PLC (Household Durables)	35,267	223,957
	Rio Tinto PLC (Metals & Mining) (a)	214,697	5,280,583
	Rio Tinto, Ltd. (Metals & Mining)	129,784	3,642,665
	Royal Mail PLC (Air Freight & Logistics) (a)	791,925	5,208,966
	RSA Insurance Group PLC (Insurance)	144,936	864,741
	Sky PLC (Media) (a)	219,091	3,395,583
	Soco International PLC (Oil, Gas & Consumable Fuels)	115,543	265,057
	Subsea 7 S.A. (Energy Equipment & Services) (c)	336,092	2,022,297
	Taylor Wimpey PLC (Household Durables)	394,613	1,087,402
	Tullett Prebon PLC (Capital Markets)	52,710	252,652
	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (c)	687,639	1,725,429
	Unilever N.V., CVA (Personal Products)	30,491	1,359,843
	Unilever PLC (Personal Products)	13,213	581,527
	Vodafone Group PLC (Wireless Telecommunication Services)	1,824,082	5,835,025
	WH Smith PLC (Specialty Retail)	22,664	597,644
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	568,367	1,422,592
	Wolseley PLC (Trading Companies & Distributors)	41,645	2,060,443
	WPP PLC (Media) (a)	233,846	5,089,607
			136,586,142
	United States 0.8%
	Carnival PLC (Hotels, Restaurants & Leisure) (a)	107,391	5,352,829
	International Game Technology PLC (Hotels, Restaurants & Leisure)	27,251	394,322
	Transocean, Ltd. (Energy Equipment & Services) (b)	17,628	184,653
			5,931,804
	Total Common Stocks (Cost $1,005,216,128)		932,645,770

	Exchange-Traded Fund 2.3% (e)
	United States 2.3%
¤	iShares MSCI EAFE ETF (Capital Markets)	296,365	16,442,330

	Total Exchange-Traded Fund (Cost $16,153,550)		16,442,330

	Preferred Stocks 0.2%
	Germany 0.2%
	Porsche Automobil Holding S.E. 2.11% (Automobiles)	21,966	993,270
	Volkswagen A.G. 4.86% (Automobiles)	2,894	335,877
	Total Preferred Stocks (Cost $1,807,921)		1,329,147

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	United States 2.3%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $17,173,129 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $17,120,000 and a Market Value of $17,518,263) (Capital Markets)	$17,173,086	17,173,086
	Total Short-Term Investment (Cost $17,173,086)		17,173,086
	Total Investments, Before Investments Sold Short (Cost $1,040,350,685) (h)	133.1%	967,590,333

	Investment Sold Short (32.3%)
	Common Stocks Sold Short (32.2%)	Shares
	Australia (3.4%)
	Adelaide Brighton, Ltd. (Construction Materials)	(325,172)	(1,097,893)
	Alumina, Ltd. (Metals & Mining)	(3,191,127)	(2,393,341)
	Beach Energy, Ltd. (Oil, Gas & Consumable Fuels)	(1,032,961)	(282,533)
	Beadell Resources, Ltd. (Metals & Mining)	(1,120,098)	(121,804)
	Boral, Ltd. (Construction Materials)	(95,735)	(383,180)
	Burson Group, Ltd. (Distributors)	(230,919)	(691,760)
	Cover-More Group, Ltd. (Insurance)	(259,897)	(366,516)
	CuDeco, Ltd. (Metals & Mining) (c)(f)(g)	(180,283)	(140,993)
	DuluxGroup, Ltd. (Chemicals)	(355,430)	(1,640,104)
	Greencross, Ltd. (Health Care Providers & Services)	(513,449)	(2,641,647)
	GWA Group, Ltd. (Building Products)	(276,187)	(396,576)
	Independence Group NL (Metals & Mining)	(1,829,915)	(2,886,725)
	iSentia Group, Ltd. (Internet Software & Services)	(38,038)	(124,435)
	Jacana Minerals, Ltd. (Metals & Mining) (c)(f)(g)	(26,409)	(2)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (c)	(384,638)	(441,019)
	Liquefied Natural Gas, Ltd. (Oil, Gas & Consumable Fuels) (c)	(1,006,100)	(471,443)
	Nufarm, Ltd. (Chemicals)	(203,954)	(1,005,128)
	OzForex Group, Ltd. (Diversified Financial Services)	(214,787)	(477,004)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)	(3,999,030)	(606,870)
	Qube Holdings, Ltd. (Transportation Infrastructure)	(1,570,527)	(2,569,152)
	Sandfire Resources NL (Metals & Mining)	(118,926)	(428,204)
	Syrah Resources, Ltd. (Metals & Mining) (c)	(1,036,771)	(2,868,801)
	Technology One, Ltd. (Software)	(57,533)	(193,062)
	Transpacific Industries Group, Ltd. (Commercial Services & Supplies)	(2,754,236)	(1,437,424)
	Virgin Australia Holdings, Ltd. (Airlines) (c)	(854,496)	(299,745)
	Virgin Australia International Holdings Pty, Ltd. (Airlines) (c)(f)(g)	(444,108)	(3,143)
	Western Areas, Ltd. (Metals & Mining)	(769,933)	(1,043,421)
			(25,011,925)
	Austria (0.3%)
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(43,071)	(2,253,660)

	Belgium (0.2%)
	Ablynx N.V. (Biotechnology) (c)	(39,928)	(582,400)
	Celyad S.A. (Biotechnology) (c)	(7,415)	(261,341)
	KBC Ancora (Diversified Financial Services)	(10,140)	(379,600)
	Nyrstar N.V. (Metals & Mining) (c)	(233,347)	(341,662)
			(1,565,003)
	China (2.4%)
	Aluminum Corp. of China, Ltd. Class H (Metals & Mining) (c)	(2,176,000)	(651,774)
	AviChina Industry & Technology Co., Ltd. Class H (Aerospace & Defense)	(947,000)	(660,993)
	Baoxin Auto Group, Ltd. (Specialty Retail)	(1,181,000)	(678,105)
	BBMG Corp. Class H (Construction Materials)	(892,500)	(503,807)
	Boshiwa International Holding, Ltd. (Specialty Retail) (c)(f)(g)	(86,000)	(4,642)
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	(516,000)	(495,435)
	CGN Power Co., Ltd. Class H (Independent Power & Renewable Electricity Producers) (d)	(2,148,000)	(641,638)
	China CITIC Bank Corp., Ltd. Class H (Banks) (c)	(522,000)	(301,794)
	China Conch Venture Holdings, Ltd. (Machinery)	(192,500)	(310,499)
	China Everbright Water, Ltd. (Water Utilities) (c)	(772,700)	(257,610)
	China Harmony New Energy Auto Holding, Ltd. (Specialty Retail)	(143,500)	(91,513)
	China Longyuan Power Group Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	(793,000)	(473,434)
	China Medical System Holdings, Ltd. (Pharmaceuticals)	(204,000)	(239,308)
	China Mengniu Dairy Co., Ltd. (Food Products)	(225,000)	(316,284)
	China Molybdenum Co., Ltd. Class H (Metals & Mining)	(2,764,000)	(407,913)
	China Oilfield Services, Ltd. Class H (Energy Equipment & Services)	(928,000)	(670,620)
	China Railway Group, Ltd. Class H (Construction & Engineering)	(508,000)	(372,753)
	China Shanshui Cement Group, Ltd. (Construction Materials) (c)(f)(g)	(932,000)	(677,004)
	China Shipping Container Lines Co., Ltd. Class H (Marine) (c)	(1,139,000)	(219,578)
	China Silver Group, Ltd. (Metals & Mining)	(540,000)	(111,157)
	China Traditional Chinese Medicine Co., Ltd. (Pharmaceuticals) (c)	(344,000)	(190,730)
	Cosmo Lady China Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods) (d)	(289,000)	(259,709)
	CPMC Holdings, Ltd. (Containers & Packaging)	(218,000)	(110,950)
	CRRC Corp., Ltd. Class H (Machinery)	(550,000)	(516,084)
	Dalian Port PDA Co., Ltd. Class H (Transportation Infrastructure)	(898,000)	(364,256)
	Goldpac Group, Ltd. (Technology Hardware, Storage & Peripherals)	(277,000)	(83,247)
	Goodbaby International Holdings, Ltd. (Leisure Products) (c)	(733,000)	(311,879)
	HC International, Inc. (Internet Software & Services) (c)	(866,000)	(404,750)
	Hilong Holding, Ltd. (Energy Equipment & Services)	(705,000)	(86,631)
	Huadian Fuxin Energy Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	(1,846,000)	(362,117)
	Huatai Securities Co., Ltd. Class H (Capital Markets) (c)(d)	(143,400)	(271,549)
	Leyou Technologies Holdings, Ltd. (Food Products) (c)	(2,405,000)	(340,562)
	Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (c)	(1,458,333)	(670,875)
	Luye Pharma Group, Ltd. (Pharmaceuticals) (c)	(743,000)	(619,880)
	Phoenix Healthcare Group Co., Ltd. (Health Care Providers & Services)	(197,000)	(170,758)
	PW Medtech Group, Ltd. (Health Care Equipment & Supplies) (c)	(356,000)	(75,127)
	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (Pharmaceuticals)	(142,000)	(338,306)
	Shenzhou International Group Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(129,000)	(694,462)
	Sinopec Engineering Group Co., Ltd. Class H (Construction & Engineering)	(437,000)	(364,155)
	TCL Multimedia Technology Holdings, Ltd. (Household Durables)	(202,000)	(108,193)
	Tingyi Cayman Islands Holding Corp. (Food Products)	(230,000)	(264,605)
	Tong Ren Tang Technologies Co., Ltd. Class H (Pharmaceuticals)	(53,000)	(81,714)
	Tsingtao Brewery Co., Ltd. Class H (Beverages)	(154,000)	(548,786)
	Wisdom Sports Group (Media)	(913,000)	(490,960)
	Zhaojin Mining Industry Co., Ltd. Class H (Metals & Mining)	(1,102,000)	(626,367)
	Zhuzhou CSR Times Electric Co., Ltd. Class H (Electrical Equipment)	(124,500)	(643,490)
			(17,086,003)
	Denmark (0.9%)
	ALK-Abello A/S (Pharmaceuticals)	(730)	(100,617)
	Ambu A/S Class B (Health Care Equipment & Supplies)	(3,468)	(107,346)
	Genmab A/S (Biotechnology) (c)	(11,022)	(1,380,304)
▪	Jyske Bank A/S Registered (Banks) (c)	(67,405)	(2,956,100)
	Topdanmark A/S (Insurance) (c)	(69,564)	(1,765,071)
	Torm A/S (Oil, Gas & Consumable Fuels) (c)	(18,718)	(213,501)
			(6,522,939)
	Finland (0.8%)
	Outokumpu Oyj (Metals & Mining) (c)	(1,115,029)	(2,732,594)
▪	Outotec Oyj (Construction & Engineering)	(779,488)	(3,058,703)
			(5,791,297)
	France (1.3%)
	AB Science S.A. (Pharmaceuticals) (c)	(37,917)	(410,152)
	CGG S.A. (Energy Equipment & Services) (c)	(750,654)	(621,687)
	Dassault Aviation S.A. (Aerospace & Defense)	(243)	(290,063)
	Eramet (Metals & Mining) (c)	(24,620)	(535,138)
	Etablissements Maurel et Prom (Oil, Gas & Consumable Fuels) (c)	(313,457)	(943,613)
	GameLoft S.E. (Software) (c)	(179,749)	(989,521)
	Innate Pharma S.A. (Biotechnology) (c)	(18,372)	(244,849)
	Marie Brizard Wine & Spirits S.A. (Beverages) (c)	(12,741)	(270,913)
	Societe Television Francaise 1 (Media)	(142,654)	(1,614,166)
	Solocal Group (Media) (c)	(125,418)	(854,060)
	Vallourec S.A. (Energy Equipment & Services)	(76,478)	(339,768)
	Virbac S.A. (Pharmaceuticals)	(3,465)	(637,559)
	Zodiac Aerospace (Aerospace & Defense)	(65,772)	(1,378,940)
			(9,130,429)
	Germany (3.2%)
	AIXTRON S.E. (Semiconductors & Semiconductor Equipment) (c)	(714,161)	(2,574,174)
	AURELIUS S.E. & Co. KGaA (Capital Markets)	(5,454)	(275,796)
	Bertrandt A.G. (Professional Services)	(3,481)	(384,622)
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (c)	(41,835)	(1,275,336)
	ElringKlinger A.G. (Auto Components)	(39,403)	(998,905)
	Fielmann A.G. (Specialty Retail)	(4,550)	(343,180)
	Gerry Weber International A.G. (Textiles, Apparel & Luxury Goods)	(70,425)	(941,629)
	Heidelberger Druckmaschinen A.G. (Machinery) (c)	(1,228,847)	(2,442,594)
	Kloeckner & Co. S.E. (Trading Companies & Distributors)	(247,301)	(2,139,484)
	LPKF Laser & Electronics A.G. (Electronic Equipment, Instruments & Components)	(32,644)	(240,504)
	Manz A.G. (Semiconductors & Semiconductor Equipment) (c)	(11,299)	(365,589)
	MorphoSys A.G. (Life Sciences Tools & Services) (c)	(52,523)	(2,506,640)
	Puma S.E. (Textiles, Apparel & Luxury Goods)	(8,562)	(1,731,995)
	Rational A.G. (Machinery)	(1,268)	(569,583)
	RIB Software A.G. (Software)	(162,970)	(1,720,854)
	Rocket Internet S.E. (Internet Software & Services) (c)(d)	(111,844)	(2,440,309)
	SGL Carbon S.E. (Electrical Equipment) (c)	(218,176)	(2,224,300)
			(23,175,494)
	Hong Kong (2.3%)
	AGTech Holdings, Ltd. (IT Services) (c)	(1,276,000)	(307,416)
	Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (c)(f)(g)	(1,608,000)	(63,652)
	Cafe de Coral Holdings, Ltd. (Hotels, Restaurants & Leisure)	(158,000)	(433,212)
	China Financial International Investments, Ltd. (Capital Markets) (c)	(2,380,000)	(255,843)
	China Gas Holdings, Ltd. (Gas Utilities)	(514,000)	(654,477)
	China Smarter Energy Group Holdings, Ltd. Class H (Capital Markets) (c)	(7,366,000)	(857,926)
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	(380,000)	(317,879)
	Esprit Holdings, Ltd. (Specialty Retail)	(2,812,681)	(2,904,125)
	Good Resources Holdings, Ltd. (Diversified Financial Services) (c)	(2,980,000)	(254,962)
	Haier Electronics Group Co., Ltd. (Household Durables)	(408,000)	(713,630)
	Haier Healthwise Holdings, Ltd. (Leisure Products) (c)	(7,070,000)	(274,515)
▪	Jardine Matheson Holdings, Ltd. (Industrial Conglomerates)	(59,900)	(3,141,420)
	KuangChi Science, Ltd. (Paper & Forest Products) (c)	(367,000)	(134,538)
	Luk Fook Holdings International, Ltd. (Specialty Retail)	(517,000)	(956,987)
	Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	(2,213,000)	(2,687,275)
	Pacific Basin Shipping, Ltd. (Marine)	(1,799,000)	(327,250)
	PAX Global Technology, Ltd. (Electronic Equipment, Instruments & Components)	(223,000)	(226,216)
	Sa Sa International Holdings, Ltd. (Specialty Retail)	(3,806,813)	(1,036,880)
	SSY Group, Ltd. (Pharmaceuticals)	(1,104,000)	(286,845)
	Town Health International Medical Group, Ltd. (Health Care Providers & Services)	(1,522,000)	(282,732)
	Towngas China Co., Ltd. (Gas Utilities)	(224,000)	(107,616)
	Viva China Holdings, Ltd. (Media) (c)	(976,000)	(95,241)
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	(148,000)	(91,448)
	Yuexiu Real Estate Investment Trust (Real Estate Investment Trusts)	(218,000)	(110,728)
			(16,522,813)
	India (0.1%)
	Vedanta Resources PLC (Metals & Mining)	(197,962)	(694,839)

	Ireland (0.1%)
	UDG Healthcare PLC (Health Care Providers & Services)	(59,980)	(448,941)

	Italy (2.6%)
	Anima Holding S.p.A. (Capital Markets) (d)	(229,621)	(1,697,577)
	Banca Carige S.p.A. (Banks) (c)	(2,234,384)	(1,760,397)
	Banca Mediolanum S.p.A. (Diversified Financial Services)	(58,542)	(390,658)
	Banca Monte Dei Paschi Di Siena S.p.A. (Banks) (c)	(1,583,389)	(1,146,269)
	Banca Profilo S.p.A. (Capital Markets)	(321,414)	(80,617)
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(88,417)	(1,482,004)
	Cerved Information Solutions S.p.A. (Diversified Financial Services) (c)	(47,251)	(389,395)
	Italcementi S.p.A. (Construction Materials)	(70,219)	(787,255)
	Maire Tecnimont S.p.A. (Construction & Engineering) (c)	(201,984)	(483,274)
	Moncler S.p.A. (Textiles, Apparel & Luxury Goods)	(87,747)	(1,302,227)
	Piaggio & C. S.p.A. (Automobiles)	(221,476)	(466,709)
	Prada S.p.A. (Textiles, Apparel & Luxury Goods)	(953,900)	(2,842,868)
	RCS MediaGroup S.p.A. (Media) (c)	(2,576,663)	(1,596,624)
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (c)	(52,388)	(564,758)
	Salvatore Ferragamo S.p.A. (Textiles, Apparel & Luxury Goods)	(127,192)	(2,894,160)
	Yoox Net-A-Porter Group S.p.A. (Internet & Catalog Retail) (c)	(37,247)	(1,282,545)
			(19,167,337)
	Japan (3.0%)
	Aplus Financial Co., Ltd. (Consumer Finance) (c)	(1,096,500)	(945,666)
	Asukanet Co., Ltd. (Commercial Services & Supplies)	(25,300)	(265,315)
	Ateam, Inc. (Internet Software & Services)	(11,500)	(163,596)
	Atom Corp. (Hotels, Restaurants & Leisure)	(103,500)	(587,729)
	BRONCO BILLY Co., Ltd. (Hotels, Restaurants & Leisure)	(8,100)	(184,110)
	Daiho Corp. (Construction & Engineering)	(48,000)	(228,257)
	Dip Corp. (Internet Software & Services)	(17,000)	(366,356)
	Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(20,000)	(205,796)
	Fujita Kanko, Inc. (Hotels, Restaurants & Leisure)	(57,000)	(264,214)
	Harmonic Drive Systems, Inc. (Machinery)	(101,300)	(2,065,083)
	Ichibanya Co., Ltd. (Hotels, Restaurants & Leisure)	(4,500)	(223,668)
	Ichigo, Inc. (Capital Markets)	(311,100)	(1,074,659)
	Ikyu Corp. (Internet & Catalog Retail)	(4,600)	(131,625)
	Infomart Corp. (Internet Software & Services)	(155,700)	(1,583,222)
	Jamco Corp. (Aerospace & Defense)	(29,100)	(666,055)
	Japan Communications, Inc. (Wireless Telecommunication Services) (c)	(459,100)	(676,492)
	Japan Drilling Co., Ltd. (Energy Equipment & Services)	(18,400)	(384,377)
	Jin Co., Ltd. (Specialty Retail)	(33,300)	(1,432,978)
	Laox Co., Ltd. (Specialty Retail) (c)	(666,000)	(1,027,249)
	Matsuya Co., Ltd. (Multiline Retail)	(16,100)	(128,566)
	Micronics Japan Co., Ltd. (Semiconductors & Semiconductor Equipment)	(78,600)	(738,179)
	Morpho, Inc. (Software) (c)	(20,100)	(915,811)
	Nippon Ceramic Co., Ltd. (Electronic Equipment, Instruments & Components)	(11,600)	(176,650)
	Nippon Parking Development Co., Ltd. (Commercial Services & Supplies)	(407,400)	(413,692)
	Peptidream, Inc. (Biotechnology) (c)	(13,100)	(423,448)
	Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	(30,100)	(563,127)
	Round One Corp. (Hotels, Restaurants & Leisure)	(57,700)	(281,927)
	Ryosan Co., Ltd. (Electronic Equipment, Instruments & Components)	(5,100)	(138,097)
	Sakura Internet, Inc. (Internet Software & Services)	(10,000)	(142,077)
	Septeni Holdings Co., Ltd. (Media)	(18,600)	(417,929)
	Sparx Group Co., Ltd. (Capital Markets)	(972,600)	(2,011,557)
	Tsumura & Co. (Pharmaceuticals)	(25,500)	(696,350)
	United, Inc. (Internet Software & Services)	(85,400)	(992,671)
	Unitika, Ltd. (Textiles, Apparel & Luxury Goods) (c)	(1,439,000)	(601,925)
	WirelessGate, Inc. (Wireless Telecommunication Services)	(16,900)	(241,608)
	Yumeshin Holdings Co., Ltd. (Professional Services)	(67,000)	(324,319)
			(21,684,380)
	Luxembourg (0.1%)
	Cosmo Pharmaceuticals S.A. (Pharmaceuticals) (c)	(4,385)	(642,398)

	Macau (0.0%)‡
	Macau Legend Development, Ltd. (Hotels, Restaurants & Leisure) (c)	(1,614,000)	(208,086)

	Netherlands (1.0%)
	Brunel International N.V. (Professional Services)	(30,754)	(518,849)
	IMCD Group N.V. (Trading Companies & Distributors)	(16,747)	(595,830)
	Koninklijke BAM Groep N.V. (Construction & Engineering) (c)	(88,691)	(477,740)
▪	SBM Offshore N.V. (Energy Equipment & Services) (c)	(227,214)	(3,003,686)
	TomTom N.V. (Household Durables) (c)	(245,762)	(2,557,486)
			(7,153,591)
	New Zealand (0.0%)‡
	Xero, Ltd. (Software) (c)	(14,333)	(157,300)

	Norway (1.4%)
	Aker ASA Class A (Diversified Financial Services)	(16,220)	(288,539)
	Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (c)	(209,795)	(1,283,283)
	DNO ASA (Oil, Gas & Consumable Fuels) (c)	(4,204,654)	(2,843,465)
	Hexagon Composites ASA (Machinery)	(42,254)	(100,032)
	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment) (c)	(210,336)	(981,088)
	Opera Software ASA (Internet Software & Services)	(514,281)	(2,624,895)
	Petroleum Geo-Services ASA (Energy Equipment & Services)	(555,771)	(1,701,820)
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	(28,916)	(422,735)
	Vard Holdings, Ltd. (Machinery) (c)	(1,255,700)	(134,648)
			(10,380,505)
	Singapore (0.7%)
	Ezion Holdings, Ltd. (Energy Equipment & Services)	(3,775,600)	(1,381,662)
	OSIM International, Ltd. (Specialty Retail)	(1,237,700)	(880,004)
	Raffles Medical Group, Ltd. (Health Care Providers & Services)	(142,300)	(406,858)
	Rowsley, Ltd. (Diversified Financial Services) (c)	(1,342,300)	(141,565)
	SIA Engineering Co., Ltd. (Transportation Infrastructure)	(147,800)	(358,744)
	SIIC Environment Holdings, Ltd. (Water Utilities) (c)	(1,308,780)	(600,069)
	SMRT Corp., Ltd. (Road & Rail)	(335,100)	(360,649)
	Super Group, Ltd. (Food Products)	(647,900)	(342,637)
	United Engineers, Ltd. (Construction & Engineering)	(250,700)	(314,680)
			(4,786,868)
	Spain (1.3%)
	Acerinox S.A. (Metals & Mining)	(319,026)	(2,900,273)
	Atresmedia Corp. de Medios de Comunicacion S.A. (Media)	(42,863)	(405,881)
	Cia De Distribucion Integral Logista Holdings S.A. (Air Freight & Logistics)	(31,833)	(662,787)
	Construcciones y Auxiliar De Ferrocarriles S.A. (Machinery)	(508)	(135,289)
	EDP Renovaveis S.A. (Independent Power & Renewable Electricity Producers)	(27,586)	(214,164)
	Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (c)	(359,919)	(2,702,851)
	Liberbank S.A. (Banks) (c)	(566,085)	(790,460)
	Promotora de Informaciones S.A. Class A (Media) (c)	(335,260)	(1,743,599)
			(9,555,304)
	Sweden (1.0%)
	Arcam AB (Machinery) (c)	(92,149)	(1,893,934)
	Com Hem Holding AB (Diversified Telecommunication Services)	(40,379)	(341,627)
	Haldex AB (Machinery)	(98,197)	(849,631)
	INVISIO Communications AB (Communications Equipment) (c)	(10,735)	(78,024)
	Sensys Gatso Group AB (Electronic Equipment, Instruments & Components) (c)	(4,347,705)	(1,348,899)
▪	SSAB AB Class A (Metals & Mining) (c)	(1,208,964)	(2,931,175)
			(7,443,290)
	Switzerland (1.3%)
	AFG Arbonia-Forster Holding A.G. Registered (Building Products) (c)	(22,683)	(218,810)
	Basilea Pharmaceutica A.G. Registered (Biotechnology) (c)	(17,022)	(1,255,843)
	Bucher Industries A.G. Registered (Machinery)	(1,779)	(365,500)
	Burckhardt Compression Holding A.G. (Machinery)	(3,490)	(1,086,724)
	Comet Holding A.G. Registered (Electronic Equipment, Instruments & Components) (c)	(299)	(183,533)
	Daetwyler Holding A.G. (Industrial Conglomerates)	(4,563)	(580,315)
	DKSH Holding, Ltd. (Professional Services) (c)	(20,130)	(1,238,914)
	Evolva Holding S.A. (Chemicals) (c)	(1,503,102)	(1,254,698)
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (c)	(1,692)	(525,970)
	Meyer Burger Technology A.G. (Semiconductors & Semiconductor Equipment) (c)	(264,616)	(1,532,387)
	Panalpina Welttransport Holding A.G. Registered (Air Freight & Logistics)	(951)	(92,315)
	Santhera Pharmaceutical Holding A.G. Registered (Biotechnology) (c)	(13,750)	(940,529)
			(9,275,538)
	United Kingdom (4.3%)
	AO World PLC (Internet & Catalog Retail) (c)	(35,436)	(76,920)
	AVEVA Group PLC (Software)	(114,954)	(2,190,082)
	Brammer PLC (Trading Companies & Distributors)	(111,194)	(268,940)
	BTG PLC (Pharmaceuticals) (c)	(233,127)	(1,949,477)
	De La Rue PLC (Commercial Services & Supplies)	(81,865)	(520,804)
	Devro PLC (Food Products)	(37,262)	(159,032)
	Dialight PLC (Electrical Equipment)	(14,762)	(95,014)
	Diploma PLC (Trading Companies & Distributors)	(14,613)	(139,212)
	Drax Group PLC (Independent Power & Renewable Electricity Producers)	(738,602)	(2,660,632)
	Evraz PLC (Metals & Mining) (c)	(837,928)	(752,987)
	Genel Energy PLC (Oil, Gas & Consumable Fuels) (c)	(136,440)	(205,789)
	Hunting PLC (Energy Equipment & Services)	(297,565)	(1,312,036)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (c)	(681,684)	(1,299,185)
	IMI PLC (Machinery)	(40,370)	(465,810)
	Kaz Minerals PLC (Metals & Mining) (c)	(1,318,604)	(2,165,582)
	Lonmin PLC (Metals & Mining) (c)	(3,627)	(2,880)
	Ocado Group PLC (Internet & Catalog Retail) (c)	(645,540)	(2,442,513)
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (c)	(1,597,083)	(2,052,836)
	Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(75,193)	(791,420)
	Poundland Group PLC (Multiline Retail)	(126,850)	(257,504)
	Premier Foods PLC (Food Products) (c)	(776,634)	(412,499)
	Rotork PLC (Machinery)	(1,132,083)	(2,773,233)
	Seadrill, Ltd. (Energy Equipment & Services) (c)	(300,128)	(655,608)
	Serco Group PLC (Commercial Services & Supplies) (c)	(2,225,593)	(2,721,018)
	Spirax-Sarco Engineering PLC (Machinery)	(42,970)	(1,877,879)
	Telecom Plus PLC (Multi-Utilities)	(128,482)	(1,858,447)
	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (c)	(191,288)	(292,975)
	UBM PLC (Media)	(79,404)	(593,956)
	Virgin Money Holdings UK PLC (Banks)	(116,883)	(526,758)
	Xaar PLC (Technology Hardware, Storage & Peripherals)	(13,210)	(90,726)
			(31,611,754)
	United States (0.5%)
	Nexteer Automotive Group, Ltd. (Auto Components)	(273,000)	(282,803)
	REC Silicon ASA (Semiconductors & Semiconductor Equipment) (c)	(10,409,921)	(1,606,088)
	Sims Metal Management, Ltd. (Metals & Mining)	(409,175)	(2,020,591)
			(3,909,482)
	Total Common Stocks Sold Short (Proceeds $286,648,547)		(234,179,176)

	Convertible Preferred Stock Sold Short (0.1%)
	Germany (0.1%)
	Draegerwerk A.G. & Co. KGaA 1.39% (Health Care Equipment & Supplies)	(5,433)	(363,826)

	Total Convertible Preferred Stock Sold Short (Proceeds $399,302)		(363,826)

		Number of Rights
	Rights Sold Short (0.0%)‡
	Austria (0.0%)‡
	Intercell A.G. (Biotechnology) (c)(f)(g)	(19,159)	(2)
	Total Rights Sold Short (Proceeds $0)		(2)
	Total Investments Sold Short (Proceeds $287,047,849)	(32.3)%	(234,543,004)
	Total Investments, Net of Investments Sold Short (Cost $753,302,836)	100.8	733,047,329
	Other Assets, Less Liabilities	(0.8)	(6,024,893)
	Net Assets	100.0%	$727,022,436

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
▪	Among the Fund’s 5 largest short positions as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(b)	All or a portion of this security was held on loan. As of January 31, 2016, the market value of securities loaned was $25,710,770 and the Fund received non-cash collateral in the amount of $27,104,427.
(c)	Non-income producing security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $(889,438), which represented (0.1)% of the Fund's net assets.
(g)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(889,438), which represented (0.1)% of the Fund's net assets.
(h)	As of January 31, 2016, cost was $1,043,240,281 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$39,343,392
Gross unrealized depreciation	(114,993,340)
Net unrealized depreciation	$(75,649,948)

As of January 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
CHF Currency	72	March 2016	$8,796,600	$(385,351)
Euro FX Currency	(63)	March 2016	(8,535,319)	125,473
Japanese Yen Currency	(222)	March 2016	(22,931,212)	(43,758)
			$(22,669,931)	$(303,636)

1. As of January 31, 2016, cash in the amount of $1,988,977 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
BAM	—Build America Mutual Assurance Co.
CVA	—Company Voluntary Agreement
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks
Australia	$—	$76,221,488	$—	$76,221,488
Austria	—	4,172,538	—	4,172,538
Belgium	—	6,408,420	—	6,408,420
Cambodia	—	386,099	—	386,099
Canada	—	434,339	—	434,339
China	652,490	15,548,151	—	16,200,641
Denmark	—	26,623,452	—	26,623,452
Faroe Islands	—	1,799,149	—	1,799,149
Finland	—	8,977,993	—	8,977,993
France	—	80,405,459	—	80,405,459
Germany	—	89,024,800	—	89,024,800
Hong Kong	348,391	24,268,014	—	24,616,405
India	—	147,043	—	147,043
Ireland	—	4,770,622	—	4,770,622
Israel	—	16,496,666	—	16,496,666
Italy	—	36,171,439	—	36,171,439
Japan	—	203,070,136	—	203,070,136
Luxembourg	—	1,747,102	—	1,747,102
Malaysia	—	439,274	—	439,274
Netherlands	7,641,441	33,686,723	—	41,328,164
New Zealand	—	4,209,204	—	4,209,204
Norway	—	12,824,952	—	12,824,952
Portugal	—	1,150,718	—	1,150,718
Singapore	—	7,255,389	—	7,255,389
South Africa	—	6,745,623	—	6,745,623
Spain	—	17,826,967	—	17,826,967
Sweden	—	36,693,892	—	36,693,892
Switzerland	—	63,356,379	—	63,356,379
Taiwan	—	623,471	—	623,471
United Kingdom	—	136,586,142	—	136,586,142
United States	394,322	5,537,482	—	5,931,804
Total Common Stocks	9,036,644	923,609,126	—	932,645,770
Exchange-Traded Fund	16,442,330	—	—	16,442,330
Preferred Stocks	—	1,329,147	—	1,329,147
Short-Term Investment
Repurchase Agreement	—	17,173,086	—	17,173,086
Total Investments in Securities	25,478,974	942,111,359	—	967,590,333
Other Financial Instruments
Futures Contracts Short (b)	125,473	—	—	125,473
Total Investments in Securities and Other Financial Instruments	$25,604,447	$942,111,359	$—	$967,715,806

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (c)
Australia	$—	$(24,867,787)	$(144,138)	$(25,011,925)
Austria	—	(2,253,660)	—	(2,253,660)
Belgium	—	(1,565,003)	—	(1,565,003)
China	(219,578)	(16,184,779)	(681,646)	(17,086,003)
Denmark	—	(6,522,939)	—	(6,522,939)
Finland	—	(5,791,297)	—	(5,791,297)
France	—	(9,130,429)	—	(9,130,429)
Germany	—	(23,175,494)	—	(23,175,494)
Hong Kong	—	(16,459,161)	(63,652)	(16,522,813)
India	—	(694,839)	—	(694,839)
Ireland	—	(448,941)	—	(448,941)
Italy	(390,658)	(18,776,679)	—	(19,167,337)
Japan	—	(21,684,380)	—	(21,684,380)
Luxembourg	—	(642,398)	—	(642,398)
Macau	—	(208,086)	—	(208,086)
Netherlands	—	(7,153,591)	—	(7,153,591)
New Zealand	—	(157,300)	—	(157,300)
Norway	—	(10,380,505)	—	(10,380,505)
Singapore	—	(4,786,868)	—	(4,786,868)
Spain	—	(9,555,304)	—	(9,555,304)
Sweden	—	(7,443,290)	—	(7,443,290)
Switzerland	—	(9,275,538)	—	(9,275,538)
United Kingdom	—	(31,611,754)	—	(31,611,754)
United States	—	(3,909,482)	—	(3,909,482)
Total Common Stocks Sold Short	(610,236)	(232,679,504)	(889,436)	(234,179,176)
Convertible Preferred Stock Sold Short	—	(363,826)	—	(363,826)
Rights Sold Short (d)	—	—	(2)	(2)
Total Investments in Securities Sold Short	(610,236)	(233,043,330)	(889,438)	(234,543,004)
Other Financial Instruments
Futures Contracts Long (b)	(385,351)	—	—	(385,351)
Futures Contracts Short (b)	(43,758)	—	—	(43,758)
Total Other Financial Instruments	(429,109)	—	—	(429,109)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,039,345)	$(233,043,330)	$(889,438)	$(234,972,113)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(c)	The Level 3 securities valued at $(144,138), $(681,646) and $(63,652) are held in Australia, China and Hong Kong, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(d)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2016, certain foreign equity securities with a market value of $635,585,292 held by the Fund at October 31, 2015, transferred from Level 1 to Level 2 due to these securities being fair valued at period end by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

As of January 31, 2016, a foreign equity security with a market value of $(914,069) transferred from Level 2 to Level 1 as the price of this security was based on quoted prices in active markets compared with the prior year prices that were fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures.

As of January 31, 2016, a foreign equity security with a market value of $443,346 transferred from Level 3 to Level 1. The transfer occurred as a result of a change in the observable nature of the imputs. As of October 31, 2015, the fair value obtained for the security utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2016
Common Stocks
Hong Kong	$443,346	$-	$-	$-	$-	$-	$-	$(443,346)	$-	$-
Common Stocks Sold Short
Australia	(145,228)	-	-	1,090	-	-	-	-	(144,138)	1,090
China	(684,306)	-	-	2,660	-	-	-	-	(681,646)	2,660
Hong Kong	(63,900)	-	-	248	-	-	-	-	(63,652)	248
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Total	$(450,090)	-	-	3,998	-	-	-	(443,346)	$(889,438)	$3,998

MainStay Moderate Allocation Fund

Portfolio of Investments  January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.2% †
Equity Funds 68.0%
MainStay Absolute Return Multi-Strategy Fund Class I (a)	2,398,997	$23,870,016
MainStay Cushing MLP Premier Fund Class I	353,734	3,937,060
MainStay Cushing Renaissance Advantage Fund Class I (a)	998,691	15,399,812
MainStay Emerging Markets Opportunities Fund Class I (a)	2,659,756	19,309,826
MainStay Epoch Global Choice Fund Class I (a)	1,097,400	18,655,808
MainStay Epoch U.S. All Cap Fund Class I	788,768	18,394,081
MainStay ICAP Equity Fund Class I	913,350	35,410,596
MainStay ICAP International Fund Class I	1,171,839	33,948,177
MainStay International Equity Fund Class I (a)	992,373	12,930,619
MainStay International Opportunities Fund Class I (a)	4,199,229	32,502,029
MainStay Large Cap Growth Fund Class I	3,782,254	34,115,931
MainStay MAP Fund Class I (a)	1,669,223	55,969,031
MainStay S&P 500 Index Fund Class I	759,151	32,871,229
MainStay U.S. Equity Opportunities Fund Class I (a)	6,656,357	53,983,058
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,682,627	40,601,794
Total Equity Funds (Cost $425,772,552)		431,899,067
Fixed Income Funds 32.2%
MainStay Floating Rate Fund Class I	2,382,480	21,156,423
MainStay High Yield Corporate Bond Fund Class I	5,198,830	26,929,942
MainStay High Yield Opportunities Fund Class I	328,146	3,202,708
MainStay Indexed Bond Fund Class I	733,024	7,960,640
MainStay Short Duration High Yield Fund Class I	1,570,886	14,546,405
MainStay Total Return Bond Fund Class I (a)	11,072,778	113,606,701
MainStay Unconstrained Bond Fund Class I	2,094,307	17,319,918
Total Fixed Income Funds (Cost $212,287,896)		204,722,737
Total Affiliated Investment Companies (Cost $638,060,448)		636,621,804
Total Investments (Cost $638,060,448) (b)	100.2%	636,621,804
Other Assets, Less Liabilities	(0.2)	(1,167,933)
Net Assets	100.0%	$635,453,871

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $645,593,132 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$21,607,853
Gross unrealized depreciation	(30,579,181)
Net unrealized depreciation	$(8,971,328)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$431,899,067	$—	$—	$431,899,067
Fixed Income Funds	204,722,737	—	—	204,722,737
Total Investments in Securities	$636,621,804	$—	$—	$636,621,804

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments  January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.2% †
Equity Funds 85.8%
MainStay Absolute Return Multi-Strategy Fund Class I (a)	1,085,047	$10,796,218
MainStay Cushing MLP Premier Fund Class I	325,196	3,619,430
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,621,608	25,005,201
MainStay Emerging Markets Opportunities Fund Class I (a)	3,430,988	24,908,970
MainStay Epoch Global Choice Fund Class I (a)	1,066,812	18,135,804
MainStay Epoch U.S. All Cap Fund Class I	645,817	15,060,448
MainStay ICAP Equity Fund Class I (a)	1,043,235	40,446,235
MainStay ICAP International Fund Class I	1,479,807	42,870,003
MainStay International Equity Fund Class I (a)	1,256,264	16,369,122
MainStay International Opportunities Fund Class I (a)	5,316,772	41,151,814
MainStay Large Cap Growth Fund Class I	4,472,127	40,338,588
MainStay MAP Fund Class I (a)	2,056,384	68,950,555
MainStay S&P 500 Index Fund Class I	786,413	34,051,680
MainStay U.S. Equity Opportunities Fund Class I (a)	8,909,323	72,254,612
MainStay Epoch U.S. Small Cap Fund Class I (a)	2,850,252	68,776,587
Total Equity Funds (Cost $504,174,283)		522,735,267
Fixed Income Funds 14.4%
MainStay Floating Rate Fund Class I	1,983,056	17,609,538
MainStay High Yield Corporate Bond Fund Class I	4,483,139	23,222,660
MainStay High Yield Opportunities Fund Class I	304,270	2,969,677
MainStay Short Duration High Yield Fund Class I	1,454,530	13,468,952
MainStay Total Return Bond Fund Class I	1,397,947	14,342,932
MainStay Unconstrained Bond Fund Class I	1,972,470	16,312,326
Total Fixed Income Funds (Cost $91,485,263)		87,926,085
Total Affiliated Investment Companies (Cost $595,659,546)		610,661,352
Total Investments (Cost $595,659,546) (b)	100.2%	610,661,352
Other Assets, Less Liabilities	(0.2)	(1,044,107)
Net Assets	100.0%	$609,617,245

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $604,021,324 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$40,639,694
Gross unrealized depreciation	(33,999,666)
Net unrealized appreciation	$6,640,028

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$522,735,267	$—	$—	$522,735,267
Fixed Income Funds	87,926,085	—	—	87,926,085
Total Investments in Securities	$610,661,352	$—	$—	$610,661,352

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund
Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 91.3% †
	Airport 2.9%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$552,050
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,198,880
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
	Series A 5.00%, due 4/1/24 (a)	590,000	697,203
	Series A 5.00%, due 4/1/27 (a)	700,000	799,281
	Series A 5.00%, due 4/1/29 (a)	325,000	367,513
			3,614,927
	Development 17.2%
	Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds 6.00%, due 7/15/30	790,000	907,647
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	955,274
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,083,680
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,119,910
	5.00%, due 8/1/42	1,000,000	1,091,460
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,129,580
	Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	567,750
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	526,927
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,629,630
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,197,262
	Class 3 6.375%, due 7/15/49	545,000	616,471
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.25%, due 10/1/35	1,500,000	1,856,325
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,164,249
	Class 3 5.00%, due 3/15/44	500,000	552,335
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,606,725
	5.75%, due 11/15/51	1,500,000	1,756,095
	Class 3 7.25%, due 11/15/44 (b)	500,000	608,250
¤	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	950,000	1,096,908
	Insured: AGM 6.00%, due 12/1/42	900,000	1,058,284
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,138,830
			21,663,592
	Education 1.0%
	Build NYC Resource Corp., Revenue Bonds 5.00%, due 7/1/45	1,120,000	1,274,056

	Facilities 3.6%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,215,340
	Puerto Rico Public Buildings Authority, Revenue Bonds Series H, Insured: AMBAC 5.50%, due 7/1/16	500,000	502,775
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	1,000,000	1,217,100
	Series A 7.00%, due 11/15/39	500,000	613,200
			4,548,415
	General 20.6%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	821,873
¤	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A 5.25%, due 2/15/47	1,400,000	1,601,502
	Series A 5.75%, due 2/15/47	525,000	611,783
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	830,000	852,601
	Insured: AMBAC 5.00%, due 1/1/39	510,000	522,719
	Insured: AGC 6.375%, due 1/1/39	500,000	568,505
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,136,800
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	(zero coupon), due 3/1/40	380,000	149,629
	Insured: AGC (zero coupon), due 3/1/44	500,000	165,390
	Insured: AGC (zero coupon), due 3/1/46	3,250,000	996,645
	Insured: AGC (zero coupon), due 3/1/47	1,115,000	327,777
	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds 5.00%, due 5/1/28	500,000	548,081
	New York City Transitional Finance Authority, Building Aid Revenue, Revenue Bonds Series S 6.00%, due 7/15/38	500,000	560,650
	New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,150,660
	New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,752,900
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	1,001,350
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/17	1,000,000	1,015,730
	Series C, Insured: AMBAC 5.50%, due 7/1/18	1,080,000	1,096,805
	Series C, Insured: AMBAC 5.50%, due 7/1/23	100,000	100,400
	Series C, Insured: AMBAC 5.50%, due 7/1/24	500,000	500,210
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	85,000	86,983
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,198,090
¤	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	1,500,000	1,718,625
	Series A 5.375%, due 12/1/24	1,125,000	1,256,197
	Series A 5.75%, due 12/1/34	500,000	559,110
	Series A 6.50%, due 11/1/40	2,000,000	2,413,940
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,000,000	1,110,380
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	750,000	846,817
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,332,456
			26,004,608
	General Obligation 5.8%
	Commonwealth of Puerto Rico, Public Improvement Project, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	250,000	250,602
	Insured: AGM 5.25%, due 7/1/20	200,000	208,020
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	820,000	842,173
	Series A, Insured: AGC 5.50%, due 7/1/29	215,000	224,873
	County of Nassau NY, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,078,760
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	545,795
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,420,114
	State of New York, General Obligation Series B, Insured: AMBAC 0.542%, due 3/14/31 (c)	1,725,000	1,656,345
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	331,739
	Town of Oyster Bay NY, Public Improvement Project, General Obligation
	Series B 4.00%, due 12/1/20	100,000	110,532
	Series A, Insured: BAM 5.00%, due 1/15/28	500,000	595,200
			7,264,153
	Higher Education 11.8%
	Build NYC Resource Corp., New York Law School Project, Revenue Bonds 5.00%, due 7/1/41	1,000,000	1,119,460
	County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,290,588
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	1,000,000	956,320
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,118,060
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,169,770
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	380,741
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	471,266
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	510,375
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,726,290
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.25%, due 7/1/48	755,000	836,684
	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 5.00%, due 7/1/35	210,000	245,748
	6.00%, due 7/1/50	1,500,000	1,826,910
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	350,000	386,687
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,064,850
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	563,000
	Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,184,110
			14,850,859
	Medical 7.4%
	Albany Industrial Development Agency, St. Peter's Hospital Project, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,514,632
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
	Series A 5.00%, due 12/1/32	540,000	611,123
	Series A 5.00%, due 12/1/42	1,000,000	1,109,360
	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	283,480
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	669,054
	Series B 5.00%, due 7/1/32	390,000	434,885
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	1,021,983
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,673,055
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	965,000	1,157,981
	5.00%, due 7/1/42	500,000	615,375
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	284,273
			9,375,201
	Nursing Homes 2.0%
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,765,709
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	750,000	820,830
			2,586,539
	Power 0.1%
	Puerto Rico Electric Power Authority, Revenue Bonds Series TT, Insured: NATL-RE 5.00%, due 7/1/23	115,000	114,467

	School District 0.6%
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	725,522

	Tobacco Settlement 4.9%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	793,912
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	2,015,000	1,742,814
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,000,000	257,030
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	566,725
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	942,531
	Series B 5.375%, due 6/1/28	825,000	829,018
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	110,000	106,478
	Series 1 5.125%, due 6/1/42	980,000	909,097
			6,147,605
	Transportation 7.3%
¤	Metropolitan Transportation Authority, Revenue Bonds
	Series F 5.00%, due 11/15/34	1,000,000	1,192,950
	Series C-1 5.00%, due 11/15/35	750,000	889,755
	Series E 5.00%, due 11/15/42	890,000	1,007,400
	Port Authority of New York & New Jersey, Revenue Bonds Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,707,000
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	999,557
	Series N, Insured: AGC 5.25%, due 7/1/36	1,045,000	1,073,413
¤	Triborough Bridge & Tunnel Authority, Revenue Bonds Series B 5.00%, due 11/15/45	2,000,000	2,347,400
			9,217,475
	Utilities 3.8%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,370,990
¤	Long Island Power Authority, Revenue Bonds
	Series A 5.00%, due 9/1/44	2,000,000	2,273,260
	Series B 5.00%, due 9/1/45	1,000,000	1,143,160
			4,787,410
	Water 2.3%
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	849,653
	New York City Water & Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,180,370
	Saratoga County Water Authority, Revenue Bonds 5.00%, due 9/1/38	810,000	891,494
			2,921,517
	Total Municipal Bonds (Cost $108,391,721)		115,096,346

		Shares
	Closed-End Fund 0.9%
	New York 0.9%
	Nuveen New York AMT-Free Municipal Income Fund	84,540	1,113,392

	Total Closed-End Fund (Cost $1,146,026)		1,113,392

	Total Investments (Cost $109,537,747) (d)	92.2%	116,209,738

	Other Assets, Less Liabilities	7.8	9,864,397
	Net Assets	100.0%	$126,074,135

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2016.
(d)	As of January 31, 2016, cost was $109,539,433 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,880,210
Gross unrealized depreciation	(209,905)
Net unrealized appreciation	$6,670,305

As of January 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(125)	March 2016	$(16,197,266)	$(414,338)
			$(16,197,266)	$(414,338)

1.	As of January 31, 2016, cash in the amount of $168,750 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$115,096,346	$—	$115,096,346
Closed-End Fund	1,113,392	—	—	1,113,392
Total Investments in Securities	$1,113,392	$115,096,346	$—	$116,209,738

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(414,338)	$—	$—	$(414,338)
Total Other Financial Instruments	$(414,338)	$—	$—	$(414,338)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.4% †
Equity Funds 32.8%
MainStay Common Stock Fund Class I	153,016	$2,818,552
MainStay Epoch International Small Cap Fund Class I	40,697	807,827
MainStay Epoch U.S. All Cap Fund Class I	142,066	3,312,983
MainStay ICAP Equity Fund Class I	51,035	1,978,614
MainStay ICAP International Fund Class I	84,348	2,443,568
MainStay International Equity Fund Class I	81,763	1,065,374
MainStay Large Cap Growth Fund Class I	246,797	2,226,105
MainStay MAP Fund Class I	84,662	2,838,727
MainStay S&P 500 Index Fund Class I	72,795	3,152,037

Total Equity Funds (Cost $18,811,014)		20,643,787

Fixed Income Funds 54.6%
MainStay Floating Rate Fund Class I	31,719	281,661
MainStay High Yield Corporate Bond Fund Class I	770,475	3,991,060
MainStay Indexed Bond Fund Class I (a)	1,237,014	13,433,978
MainStay Short Duration High Yield Fund Class I	194,578	1,801,795
MainStay Total Return Bond Fund Class I	1,454,975	14,928,044

Total Fixed Income Funds (Cost $35,565,081)		34,436,538

Total Affiliated Investment Companies (Cost $54,376,095)		55,080,325

Unaffiliated Investment Companies 12.3%
Equity Funds 6.2%
iShares MSCI All Country Asia ex-Japan ETF	9,142	454,814
iShares MSCI Frontier 100 ETF	2,746	63,021
iShares MSCI India ETF	2,190	57,028
iShares MSCI Philippines ETF	1,722	55,603
iShares MSCI Poland Capped ETF	1,315	22,184
iShares Russell 2000 Index ETF	27,041	2,782,789
Market Vectors Africa Index ETF	3,858	64,236
Market Vectors India Small-Cap Index ETF	834	32,217
SPDR S&P Emerging Markets Small Cap ETF	10,667	376,012

Total Equity Funds (Cost $4,437,869)		3,907,904

Fixed Income Funds 6.1%
iShares TIPS Bond ETF	10,788	1,201,783
Vanguard Short-Term Inflation-Protected Securities ETF	54,417	2,638,680

Total Fixed Income Funds (Cost $3,905,093)		3,840,463

Total Unaffiliated Investment Companies (Cost $8,342,962)		7,748,367

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $101,716 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $105,000 and a Market Value of $107,443)	$101,716	101,716
Total Short-Term Investment (Cost $101,716)		101,716

Total Investments (Cost $62,820,773) (b)	99.9%	62,930,408
Other Assets, Less Liabilities	0.1	51,596
Net Assets	100.0%	$62,982,004

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $63,533,175 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,859,634
Gross unrealized depreciation	(2,462,401)
Net unrealized depreciation	$(602,767)

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$20,643,787	$—	$—	$20,643,787
Fixed Income Funds	34,436,538	—	—	34,436,538
Total Affiliated Investment Companies	55,080,325	—	—	55,080,325
Unaffiliated Investment Companies
Equity Funds	3,907,904	—	—	3,907,904
Fixed Income Funds	3,840,463	—	—	3,840,463
Total Unaffiliated Investment Companies	7,748,367	—	—	7,748,367
Short-Term Investment
Repurchase Agreement	—	101,716	—	101,716
Total Investments in Securities	$62,828,692	$101,716	$—	$62,930,408

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.0% †
Equity Funds 50.6%
MainStay Common Stock Fund Class I (a)	647,321	$11,923,646
MainStay Epoch International Small Cap Fund Class I (a)	175,905	3,491,719
MainStay Epoch U.S. All Cap Fund Class I	521,093	12,151,884
MainStay ICAP Equity Fund Class I	219,854	8,523,755
MainStay ICAP International Fund Class I	376,234	10,899,489
MainStay International Equity Fund Class I	368,795	4,805,398
MainStay Large Cap Growth Fund Class I	855,460	7,716,246
MainStay MAP Fund Class I	357,525	11,987,807
MainStay S&P 500 Index Fund Class I	270,576	11,715,954

Total Equity Funds (Cost $79,282,131)		83,215,898

Fixed Income Funds 36.4%
MainStay Floating Rate Fund Class I	10,368	92,064
MainStay High Yield Corporate Bond Fund Class I	1,404,136	7,273,423
MainStay Indexed Bond Fund Class I (a)	1,185,303	12,872,390
MainStay Short Duration High Yield Fund Class I	507,224	4,696,894
MainStay Total Return Bond Fund Class I	3,407,568	34,961,650

Total Fixed Income Funds (Cost $62,070,267)		59,896,421

Total Affiliated Investment Companies (Cost $141,352,398)		143,112,319

Unaffiliated Investment Companies 13.1%
Equity Funds 8.5%
iShares MSCI All Country Asia ex-Japan ETF	35,161	1,749,260
iShares MSCI Frontier 100 ETF	11,345	260,368
iShares MSCI India ETF	8,473	220,637
iShares MSCI Philippines ETF	6,671	215,407
iShares MSCI Poland Capped ETF	5,087	85,818
iShares Russell 2000 Index ETF	94,127	9,686,609
Market Vectors Africa Index ETF	15,870	264,235
Market Vectors India Small-Cap Index ETF	3,228	124,698
SPDR S&P Emerging Markets Small Cap ETF	41,016	1,445,814

Total Equity Funds (Cost $15,378,588)		14,052,846

Fixed Income Funds 4.6%
iShares TIPS Bond ETF	20,983	2,337,506
Vanguard Short-Term Inflation-Protected Securities ETF	107,286	5,202,298

Total Fixed Income Funds (Cost $7,587,156)		7,539,804

Total Unaffiliated Investment Companies (Cost $22,965,744)		21,592,650

Total Investments (Cost $164,318,142) (b)	100.1%	164,704,969
Other Assets, Less Liabilities	(0.1)	(175,244)
Net Assets	100.0%	$164,529,725

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $166,243,688 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$5,265,131
Gross unrealized depreciation	(6,803,850)
Net unrealized depreciation	$(1,538,719)

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$83,215,898	$—	$—	$83,215,898
Fixed Income Funds	59,896,421	—	—	59,896,421
Total Affiliated Investment Companies	143,112,319	—	—	143,112,319
Unaffiliated Investment Companies
Equity Funds	14,052,846	—	—	14,052,846
Fixed Income Funds	7,539,804	—	—	7,539,804
Total Unaffiliated Investment Companies	21,592,650	—	—	21,592,650
Total Investments in Securities	$164,704,969	$—	$—	$164,704,969

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.6% †
Equity Funds 66.1%
MainStay Common Stock Fund Class I (a)	1,141,489	$21,026,221
MainStay Epoch International Small Cap Fund Class I (a)	320,579	6,363,502
MainStay Epoch U.S. All Cap Fund Class I	908,603	21,188,620
MainStay ICAP Equity Fund Class I	385,116	14,930,963
MainStay ICAP International Fund Class I	687,251	19,909,666
MainStay International Equity Fund Class I	672,917	8,768,106
MainStay Large Cap Growth Fund Class I	1,619,418	14,607,153
MainStay MAP Fund Class I	629,885	21,120,035
MainStay S&P 500 Index Fund Class I	455,979	19,743,911

Total Equity Funds (Cost $144,062,499)		147,658,177

Fixed Income Funds 21.5%
MainStay Floating Rate Fund Class I	119,584	1,061,906
MainStay High Yield Corporate Bond Fund Class I	1,745,572	9,042,063
MainStay Short Duration High Yield Fund Class I	666,771	6,174,300
MainStay Total Return Bond Fund Class I	3,103,249	31,839,333

Total Fixed Income Funds (Cost $50,090,705)		48,117,602

Total Affiliated Investment Companies (Cost $194,153,204)		195,775,779

Unaffiliated Investment Companies 12.3%
Equity Funds 10.9%
iShares MSCI All Country Asia ex-Japan ETF	60,815	3,025,546
iShares MSCI Frontier 100 ETF	19,142	439,309
iShares MSCI India ETF	14,715	383,179
iShares MSCI Philippines ETF	12,133	391,775
iShares MSCI Poland Capped ETF	8,813	148,675
iShares Russell 2000 Index ETF	162,843	16,758,173
Market Vectors Africa Index ETF	28,009	466,350
Market Vectors India Small-Cap Index ETF	5,642	217,950
SPDR S&P Emerging Markets Small Cap ETF	70,076	2,470,179

Total Equity Funds (Cost $25,756,098)		24,301,136

Fixed Income Funds 1.4%
iShares TIPS Bond ETF	9,655	1,075,567
Vanguard Short-Term Inflation-Protected Securities ETF	44,826	2,173,613

Total Fixed Income Funds (Cost $3,258,038)		3,249,180

Total Unaffiliated Investment Companies (Cost $29,014,136)		27,550,316

Total Investments (Cost $223,167,340) (b)	99.9%	223,326,095
Other Assets, Less Liabilities	0.1	238,675
Net Assets	100.0%	$223,564,770

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $226,075,274 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$8,565,005
Gross unrealized depreciation	(11,314,184)
Net unrealized depreciation	$(2,749,179)

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$147,658,177	$—	$—	$147,658,177
Fixed Income Funds	48,117,602	—	—	48,117,602
Total Affiliated Investment Companies	195,775,779	—	—	195,775,779
Unaffiliated Investment Companies
Equity Funds	24,301,136	—	—	24,301,136
Fixed Income Funds	3,249,180	—	—	3,249,180
Total Unaffiliated Investment Companies	27,550,316	—	—	27,550,316
Total Investments in Securities	$223,326,095	$—	$—	$223,326,095

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.4% †
Equity Funds 74.6%
MainStay Common Stock Fund Class I (a)	882,819	$16,261,529
MainStay Epoch International Small Cap Fund Class I (a)	280,034	5,558,677
MainStay Epoch U.S. All Cap Fund Class I	858,446	20,018,964
MainStay ICAP Equity Fund Class I	285,620	11,073,498
MainStay ICAP International Fund Class I	610,590	17,688,785
MainStay International Equity Fund Class I	614,427	8,005,986
MainStay Large Cap Growth Fund Class I	1,963,672	17,712,326
MainStay MAP Fund Class I	483,176	16,200,883
MainStay S&P 500 Index Fund Class I	317,479	13,746,840

Total Equity Funds (Cost $128,206,977)		126,267,488

Fixed Income Funds 9.8%
MainStay Floating Rate Fund Class I	41,689	370,202
MainStay High Yield Corporate Bond Fund Class I	884,053	4,579,396
MainStay Short Duration High Yield Fund Class I	429,749	3,979,473
MainStay Total Return Bond Fund Class I	756,190	7,758,511

Total Fixed Income Funds (Cost $17,291,706)		16,687,582

Total Affiliated Investment Companies (Cost $145,498,683)		142,955,070

Unaffiliated Investment Companies 15.0%
Equity Funds 13.5%
Guggenheim China Small Cap ETF	97	2,007
iShares MSCI All Country Asia ex-Japan ETF	50,835	2,529,041
iShares MSCI Frontier 100 ETF	16,156	370,780
iShares MSCI India ETF	12,786	332,947
iShares MSCI Philippines ETF	10,093	325,903
iShares MSCI Poland Capped ETF	7,624	128,617
iShares Russell 2000 Index ETF	160,045	16,470,231
Market Vectors Africa Index ETF	22,533	375,175
Market Vectors India Small-Cap Index ETF	4,905	189,480
SPDR S&P Emerging Markets Small Cap ETF	59,696	2,104,284

Total Equity Funds (Cost $23,256,607)		22,828,465

Fixed Income Funds 1.5%
iShares TIPS Bond ETF	5,832	649,685
Vanguard Short-Term Inflation-Protected Securities ETF	38,018	1,843,493

Total Fixed Income Funds (Cost $2,499,057)		2,493,178

Total Unaffiliated Investment Companies (Cost $25,755,664)		25,321,643
	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $1,077,134 (Collateralized by a United States Treasury Note with a rate of 2.75% and a maturity date of 2/15/19, with a Principal Amount of $1,035,000 and a Market Value of $1,102,275)	$1,077,131	1,077,131

Total Short-Term Investment (Cost $1,077,131)		1,077,131

Total Investments (Cost $172,331,478) (b)	100.0%	169,353,844
Other Assets, Less Liabilities	(0.0)‡	(12,493)
Net Assets	100.0%	$169,341,351

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $174,512,555 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$6,036,438
Gross unrealized depreciation	(11,195,149)
Net unrealized depreciation	$(5,158,711)

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$126,267,488	$—	$—	$126,267,488
Fixed Income Funds	16,687,582	—	—	16,687,582
Total Affiliated Investment Companies	142,955,070	—	—	142,955,070
Unaffiliated Investment Companies
Equity Funds	22,828,465	—	—	22,828,465
Fixed Income Funds	2,493,178	—	—	2,493,178
Total Unaffiliated Investment Companies	25,321,643	—	—	25,321,643
Short-Term Investment
Repurchase Agreement	—	1,077,131	—	1,077,131
Total Investments in Securities	$168,276,713	$1,077,131	$—	$169,353,844

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2016 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.0% †
Equity Funds 78.1%
MainStay Common Stock Fund Class I (a)	409,931	$7,550,923
MainStay Epoch International Small Cap Fund Class I (a)	149,942	2,976,352
MainStay Epoch U.S. All Cap Fund Class I	441,756	10,301,752
MainStay ICAP Equity Fund Class I	131,938	5,115,234
MainStay ICAP International Fund Class I	323,503	9,371,877
MainStay International Equity Fund Class I	321,973	4,195,302
MainStay Large Cap Growth Fund Class I	1,395,502	12,587,425
MainStay MAP Fund Class I	224,473	7,526,577
MainStay S&P 500 Index Fund Class I	113,969	4,934,846

Total Equity Funds (Cost $64,356,928)		64,560,288

Fixed Income Funds 5.9%
MainStay High Yield Corporate Bond Fund Class I	339,659	1,759,433
MainStay Short Duration High Yield Fund Class I	188,390	1,744,495
MainStay Total Return Bond Fund Class I	135,074	1,385,857

Total Fixed Income Funds (Cost $5,044,041)		4,889,785

Total Affiliated Investment Companies (Cost $69,400,969)		69,450,073

Unaffiliated Investment Companies 15.7%
Equity Funds 14.3%
iShares MSCI All Country Asia ex-Japan ETF	27,122	1,349,320
iShares MSCI Frontier 100 ETF	8,280	190,026
iShares MSCI India ETF	6,581	171,369
iShares MSCI Philippines ETF	5,186	167,456
iShares MSCI Poland Capped ETF	3,937	66,417
iShares Russell 2000 Index ETF	82,027	8,441,399
Market Vectors Africa Index ETF	12,573	209,340
Market Vectors India Small-Cap Index ETF	2,516	97,193
SPDR S&P Emerging Markets Small Cap ETF	31,668	1,116,297

Total Equity Funds (Cost $11,361,920)		11,808,817

Fixed Income Funds 1.4%
iShares TIPS Bond ETF	3,109	346,343
Vanguard Short-Term Inflation-Protected Securities ETF	17,544	850,709

Total Fixed Income Funds (Cost $1,197,947)		1,197,052

Total Unaffiliated Investment Companies (Cost $12,559,867)		13,005,869
	Principal Amount
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $256,467 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 3/31/19, with a Principal Amount of $260,000 and a Market Value of $266,048)	$256,466	256,466

Total Short-Term Investment (Cost $256,466)		256,466

Total Investments (Cost $82,217,302) (b)	100.0%	82,712,408
Other Assets, Less Liabilities	0.0 ‡	24,147
Net Assets	100.0%	$82,736,555

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	As of January 31, 2016, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2016, cost was $83,563,684 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,434,971
Gross unrealized depreciation	(5,286,247)
Net unrealized depreciation	$(851,276)

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$64,560,288	$—	$—	$64,560,288
Fixed Income Funds	4,889,785	—	—	4,889,785
Total Affiliated Investment Companies	69,450,073	—	—	69,450,073
Unaffiliated Investment Companies
Equity Funds	11,808,817	—	—	11,808,817
Fixed Income Funds	1,197,052	—	—	1,197,052
Total Unaffiliated Investment Companies	13,005,869	—	—	13,005,869
Short-Term Investment
Repurchase Agreement	—	256,466	—	256,466
Total Investments in Securities	$82,455,942	$256,466	$—	$82,712,408

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.8% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	67,159	$8,067,811
	General Dynamics Corp.	31,688	4,238,904
	Honeywell International, Inc.	82,184	8,481,389
	L-3 Communications Holdings, Inc.	8,359	976,665
	Lockheed Martin Corp.	28,181	5,946,191
	Northrop Grumman Corp.	19,449	3,599,232
	Precision Castparts Corp.	14,672	3,447,186
	Raytheon Co.	32,108	4,117,530
	Rockwell Collins, Inc.	14,017	1,133,695
	Textron, Inc.	29,183	998,642
	United Technologies Corp.	87,968	7,713,914
			48,721,159
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	15,316	992,017
	Expeditors International of Washington, Inc.	19,879	896,940
	FedEx Corp.	28,004	3,721,172
	United Parcel Service, Inc. Class B	74,235	6,918,702
			12,528,831
	Airlines 0.6%
	American Airlines Group, Inc.	67,216	2,620,752
	Delta Air Lines, Inc.	83,867	3,714,470
	Southwest Airlines Co.	69,352	2,609,022
	United Continental Holdings, Inc. (a)	39,755	1,919,371
			10,863,615
	Auto Components 0.3%
	BorgWarner, Inc.	23,902	701,763
	Delphi Automotive PLC	29,868	1,939,628
	Goodyear Tire & Rubber Co. (The)	28,676	814,685
	Johnson Controls, Inc.	69,066	2,477,397
			5,933,473
	Automobiles 0.5%
	Ford Motor Co.	415,648	4,962,837
	General Motors Co.	151,011	4,475,966
	Harley-Davidson, Inc.	20,459	818,360
			10,257,163
	Banks 5.4%
	Bank of America Corp.	1,110,358	15,700,462
	BB&T Corp.	83,193	2,717,083
	Citigroup, Inc.	317,671	13,526,431
	Citizens Financial Group, Inc.	18,046	383,478
	Comerica, Inc.	18,847	646,452
	Fifth Third Bancorp	84,705	1,338,339
	Huntington Bancshares, Inc.	84,954	728,905
	JPMorgan Chase & Co.	392,545	23,356,428
	KeyCorp	89,081	994,144
	M&T Bank Corp.	17,061	1,879,781
	People's United Financial, Inc.	33,082	475,388
	PNC Financial Services Group, Inc.	54,151	4,692,184
	Regions Financial Corp.	139,212	1,130,402
	SunTrust Banks, Inc.	54,344	1,987,904
	U.S. Bancorp	175,336	7,023,960
¤	Wells Fargo & Co.	495,662	24,897,102
	Zions Bancorp.	21,784	494,061
			101,972,504
	Beverages 2.3%
	Brown-Forman Corp. Class B	10,838	1,060,390
	Coca-Cola Co. (The)	417,387	17,914,250
	Coca-Cola Enterprises, Inc.	22,265	1,033,541
	Constellation Brands, Inc. Class A	18,464	2,815,391
	Dr. Pepper Snapple Group, Inc.	20,143	1,890,219
	Molson Coors Brewing Co. Class B	16,803	1,520,335
	Monster Beverage Corp. (a)	15,997	2,160,075
	PepsiCo., Inc.	155,355	15,426,752
			43,820,953
	Biotechnology 3.3%
	AbbVie, Inc.	174,325	9,570,443
	Alexion Pharmaceuticals, Inc. (a)	24,028	3,506,406
	Amgen, Inc.	80,439	12,285,448
	Baxalta, Inc.	62,221	2,489,462
	Biogen, Inc. (a)	23,770	6,490,636
	Celgene Corp. (a)	83,780	8,404,810
	Gilead Sciences, Inc.	153,683	12,755,689
	Regeneron Pharmaceuticals, Inc. (a)	8,279	3,477,925
	Vertex Pharmaceuticals, Inc. (a)	26,203	2,377,922
			61,358,741
	Building Products 0.1%
	Allegion PLC	10,228	619,408
	Masco Corp.	35,880	946,873
			1,566,281
	Capital Markets 1.9%
	Affiliated Managers Group, Inc. (a)	5,762	773,203
	Ameriprise Financial, Inc.	18,567	1,683,098
	Bank of New York Mellon Corp. (The)	116,549	4,221,405
	BlackRock, Inc.	13,466	4,231,825
	Charles Schwab Corp. (The)	127,755	3,261,585
	E*TRADE Financial Corp. (a)	31,235	735,897
	Franklin Resources, Inc.	40,409	1,400,576
	Goldman Sachs Group, Inc. (The)	42,301	6,834,149
	Invesco, Ltd.	45,199	1,352,806
	Legg Mason, Inc.	11,488	351,763
	Morgan Stanley	161,049	4,167,948
	Northern Trust Corp.	23,177	1,438,828
	State Street Corp.	43,027	2,397,895
	T. Rowe Price Group, Inc.	26,776	1,899,757
			34,750,735
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	20,675	2,619,729
	Airgas, Inc.	6,916	968,240
	CF Industries Holdings, Inc.	24,854	745,620
	Dow Chemical Co. (The)	119,915	5,036,430
	E.I. du Pont de Nemours & Co.	93,458	4,930,844
	Eastman Chemical Co.	15,847	969,995
	Ecolab, Inc.	28,341	3,057,143
	FMC Corp.	14,249	508,974
	International Flavors & Fragrances, Inc.	8,558	1,000,944
	LyondellBasell Industries N.V. Class A	38,342	2,989,526
	Monsanto Co.	46,903	4,249,412
	Mosaic Co. (The)	35,760	861,816
	PPG Industries, Inc.	28,714	2,731,276
	Praxair, Inc.	30,375	3,037,500
	Sherwin-Williams Co. (The)	8,439	2,157,599
			35,865,048
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	17,588	520,253
	Cintas Corp.	9,325	801,204
	Pitney Bowes, Inc.	21,013	411,435
	Republic Services, Inc.	25,550	1,116,535
	Stericycle, Inc. (a)	9,063	1,090,732
	Tyco International PLC	45,082	1,550,370
	Waste Management, Inc.	44,280	2,344,626
			7,835,155
	Communications Equipment 1.3%
	Cisco Systems, Inc.	541,299	12,877,503
	F5 Networks, Inc. (a)	7,505	703,819
	Harris Corp.	13,267	1,153,831
	Juniper Networks, Inc.	37,854	893,355
	Motorola Solutions, Inc.	17,134	1,144,037
	QUALCOMM, Inc.	160,286	7,267,367
			24,039,912
	Construction & Engineering 0.1%
	Fluor Corp.	15,101	677,884
	Jacobs Engineering Group, Inc. (a)	13,069	512,697
	Quanta Services, Inc. (a)	17,036	318,573
			1,509,154
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	7,053	885,716
	Vulcan Materials Co.	14,217	1,253,939
			2,139,655
	Consumer Finance 0.7%
	American Express Co.	89,214	4,772,949
	Capital One Financial Corp.	56,736	3,723,017
	Discover Financial Services	45,586	2,087,383
	Navient Corp.	38,636	369,360
	Synchrony Financial (a)	88,917	2,527,021
			13,479,730
	Containers & Packaging 0.3%
	Avery Dennison Corp.	9,715	591,546
	Ball Corp.	14,537	971,508
	International Paper Co.	44,208	1,512,356
	Owens-Illinois, Inc. (a)	17,151	221,934
	Sealed Air Corp.	21,053	853,278
	WestRock Co.	27,418	967,307
			5,117,929
	Distributors 0.1%
	Genuine Parts Co.	16,077	1,385,355

	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	25,151	856,392

	Diversified Financial Services 2.0%
¤	Berkshire Hathaway, Inc. Class B (a)	199,778	25,925,191
	CME Group, Inc.	36,068	3,240,710
	Intercontinental Exchange, Inc.	12,659	3,339,444
	Leucadia National Corp.	35,548	588,675
	McGraw Hill Financial, Inc.	28,824	2,450,616
	Moody's Corp.	18,341	1,634,917
	Nasdaq, Inc.	12,260	760,120
			37,939,673
	Diversified Telecommunication Services 2.6%
	AT&T, Inc.	656,032	23,656,514
	CenturyLink, Inc.	58,544	1,488,189
	Frontier Communications Corp.	124,575	566,816
	Level 3 Communications, Inc. (a)	30,773	1,502,030
	Verizon Communications, Inc.	433,893	21,681,633
			48,895,182
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	52,339	3,191,109
	Duke Energy Corp.	73,402	5,527,171
	Edison International	34,744	2,147,179
	Entergy Corp.	19,023	1,342,643
	Eversource Energy	33,824	1,819,731
	Exelon Corp.	98,060	2,899,634
	FirstEnergy Corp.	45,112	1,491,403
	NextEra Energy, Inc.	49,110	5,486,078
	Pepco Holdings, Inc.	27,045	721,561
	Pinnacle West Capital Corp.	11,821	783,850
	PPL Corp.	71,638	2,511,628
	Southern Co. (The)	96,927	4,741,669
	Xcel Energy, Inc.	54,118	2,068,390
			34,732,046
	Electrical Equipment 0.4%
	AMETEK, Inc.	25,367	1,193,517
	Eaton Corp. PLC	49,352	2,492,770
	Emerson Electric Co.	69,800	3,209,404
	Rockwell Automation, Inc.	14,078	1,345,434
			8,241,125
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	32,872	1,629,465
	Corning, Inc.	126,150	2,347,652
	FLIR Systems, Inc.	14,730	430,705
	TE Connectivity, Ltd.	41,195	2,354,706
			6,762,528
	Energy Equipment & Services 1.0%
	Baker Hughes, Inc.	46,503	2,023,345
	Cameron International Corp. (a)	20,380	1,338,151
	Diamond Offshore Drilling, Inc.	6,874	127,788
	Ensco PLC Class A	25,116	245,634
	FMC Technologies, Inc. (a)	24,311	611,422
	Halliburton Co.	91,262	2,901,219
	Helmerich & Payne, Inc.	11,494	583,895
	National Oilwell Varco, Inc.	40,069	1,303,845
	Schlumberger, Ltd.	134,481	9,718,942
	Transocean, Ltd.	36,461	379,924
			19,234,165
	Food & Staples Retailing 2.4%
	Costco Wholesale Corp.	46,644	7,048,841
	CVS Health Corp.	118,081	11,405,444
	Kroger Co. (The)	103,804	4,028,633
	Sysco Corp.	55,984	2,228,723
	Wal-Mart Stores, Inc.	167,306	11,102,426
	Walgreens Boots Alliance, Inc.	92,885	7,404,792
	Whole Foods Market, Inc.	36,392	1,066,650
			44,285,509
	Food Products 1.7%
	Archer-Daniels-Midland Co.	63,635	2,249,497
	Campbell Soup Co.	19,152	1,080,364
	ConAgra Foods, Inc.	46,164	1,922,269
	General Mills, Inc.	63,736	3,601,721
	Hershey Co. (The)	15,322	1,350,022
	Hormel Foods Corp.	14,386	1,156,778
	J.M. Smucker Co. (The)	12,762	1,637,620
	Kellogg Co.	27,210	1,998,302
	Keurig Green Mountain, Inc.	12,387	1,105,540
	Kraft Heinz Co. (The)	63,406	4,949,472
	McCormick & Co., Inc.	12,401	1,090,916
	Mead Johnson Nutrition Co.	21,022	1,523,885
	Mondelez International, Inc. Class A	169,464	7,303,899
	Tyson Foods, Inc. Class A	31,527	1,682,281
			32,652,566
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	12,822	814,966

	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	159,073	6,020,913
	Baxter International, Inc.	58,332	2,134,951
	Becton Dickinson & Co.	22,472	3,266,755
	Boston Scientific Corp. (a)	143,448	2,514,644
	C.R. Bard, Inc.	7,879	1,443,984
	DENTSPLY International, Inc.	14,915	878,344
	Edwards Lifesciences Corp. (a)	23,003	1,799,065
	Intuitive Surgical, Inc. (a)	3,984	2,154,746
	Medtronic PLC	149,949	11,384,128
	St. Jude Medical, Inc.	30,142	1,593,306
	Stryker Corp.	33,680	3,339,372
	Varian Medical Systems, Inc. (a)	10,332	796,907
	Zimmer Biomet Holdings, Inc.	18,254	1,811,892
			39,139,007
	Health Care Providers & Services 2.6%
	Aetna, Inc.	37,184	3,786,818
	AmerisourceBergen Corp.	20,832	1,865,714
	Anthem, Inc.	27,840	3,632,842
	Cardinal Health, Inc.	35,082	2,854,622
	Cigna Corp.	27,470	3,669,992
	DaVita HealthCare Partners, Inc. (a)	17,775	1,193,058
	Express Scripts Holding Co. (a)	72,116	5,182,977
	HCA Holdings, Inc. (a)	33,474	2,329,121
	Henry Schein, Inc. (a)	8,843	1,339,184
	Humana, Inc.	15,806	2,573,059
	Laboratory Corporation of America Holdings (a)	10,792	1,212,481
	McKesson Corp.	24,538	3,950,127
	Patterson Cos., Inc.	8,906	378,149
	Quest Diagnostics, Inc.	15,286	1,003,832
	Tenet Healthcare Corp. (a)	10,628	288,231
	UnitedHealth Group, Inc.	101,637	11,704,517
	Universal Health Services, Inc. Class B	9,724	1,095,311
			48,060,035
	Health Care Technology 0.1%
	Cerner Corp. (a)	32,468	1,883,469

	Hotels, Restaurants & Leisure 1.9%
	Carnival Corp.	49,084	2,362,413
	Chipotle Mexican Grill, Inc. (a)	3,326	1,506,578
	Darden Restaurants, Inc.	12,298	775,512
	Marriott International, Inc. Class A	20,565	1,260,223
	McDonald's Corp.	97,917	12,120,166
	Royal Caribbean Cruises, Ltd.	18,299	1,499,786
	Starbucks Corp.	158,335	9,622,018
	Starwood Hotels & Resorts Worldwide, Inc.	17,990	1,119,698
	Wyndham Worldwide Corp.	12,381	803,527
	Wynn Resorts, Ltd.	8,665	583,501
	Yum! Brands, Inc.	45,986	3,328,007
			34,981,429
	Household Durables 0.4%
	D.R. Horton, Inc.	34,992	962,630
	Garmin, Ltd.	12,584	442,705
	Harman International Industries, Inc.	7,580	563,876
	Leggett & Platt, Inc.	14,513	602,434
	Lennar Corp. Class A	19,093	804,770
	Mohawk Industries, Inc. (a)	6,780	1,128,260
	Newell Rubbermaid, Inc.	28,483	1,104,571
	PulteGroup, Inc.	33,880	567,829
	Whirlpool Corp.	8,338	1,120,544
			7,297,619
	Household Products 2.0%
	Church & Dwight Co., Inc.	13,973	1,173,732
	Clorox Co. (The)	13,766	1,776,502
	Colgate-Palmolive Co.	95,645	6,458,907
	Kimberly-Clark Corp.	38,709	4,971,010
	Procter & Gamble Co. (The)	290,114	23,699,413
			38,079,564
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	71,752	681,644
	NRG Energy, Inc.	33,503	356,472
			1,038,116
	Industrial Conglomerates 2.5%
	3M Co.	65,658	9,914,358
	Danaher Corp.	63,577	5,508,947
¤	General Electric Co.	1,006,428	29,287,055
	Roper Technologies, Inc.	10,750	1,888,452
			46,598,812
	Insurance 2.6%
	Aflac, Inc.	45,506	2,637,528
	Allstate Corp. (The)	41,301	2,502,841
	American International Group, Inc.	131,912	7,450,390
	Aon PLC	29,210	2,565,514
	Assurant, Inc.	7,021	570,877
	Chubb, Ltd.	49,143	5,556,599
	Cincinnati Financial Corp.	15,725	906,232
	Hartford Financial Services Group, Inc. (The)	43,680	1,755,062
	Lincoln National Corp.	26,390	1,041,349
	Loews Corp.	29,851	1,104,785
	Marsh & McLennan Cos., Inc.	55,627	2,966,588
	MetLife, Inc.	118,541	5,292,856
	Principal Financial Group, Inc.	29,033	1,103,254
	Progressive Corp. (The)	62,329	1,947,781
	Prudential Financial, Inc.	47,880	3,355,430
	Torchmark Corp.	12,231	664,633
	Travelers Cos., Inc. (The)	32,441	3,472,485
	Unum Group	25,961	743,523
	Willis Towers Watson PLC	14,644	1,676,299
	XL Group PLC	31,752	1,151,328
			48,465,354
	Internet & Catalog Retail 1.9%
¤	Amazon.com, Inc. (a)	40,990	24,061,130
	Expedia, Inc.	12,549	1,267,951
	Netflix, Inc. (a)	45,575	4,185,608
	Priceline Group, Inc. (The) (a)	5,309	5,653,926
	TripAdvisor, Inc. (a)	12,049	804,391
			35,973,006
	Internet Software & Services 4.4%
	Akamai Technologies, Inc. (a)	18,975	865,640
¤	Alphabet, Inc.
	Class A (a)	31,066	23,652,099
	Class C (a)	31,685	23,540,371
	eBay, Inc. (a)	117,792	2,763,400
¤	Facebook, Inc. Class A (a)	242,115	27,167,724
	VeriSign, Inc. (a)	10,464	791,078
	Yahoo!, Inc. (a)	92,647	2,734,013
			81,514,325
	IT Services 3.6%
	Accenture PLC Class A	66,627	7,031,814
	Alliance Data Systems Corp. (a)	6,520	1,302,631
	Automatic Data Processing, Inc.	49,182	4,086,532
	Cognizant Technology Solutions Corp. Class A (a)	64,843	4,105,210
	CSRA, Inc.	14,684	393,238
	Fidelity National Information Services, Inc.	29,585	1,767,112
	Fiserv, Inc. (a)	24,371	2,304,522
	International Business Machines Corp.	95,174	11,876,763
	MasterCard, Inc. Class A	105,593	9,400,945
	Paychex, Inc.	34,218	1,637,673
	PayPal Holdings, Inc. (a)	118,553	4,284,505
	Teradata Corp. (a)	14,183	345,214
	Total System Services, Inc.	18,050	724,888
	Visa, Inc. Class A	207,563	15,461,368
	Western Union Co. (The)	53,882	961,255
	Xerox Corp.	101,482	989,450
			66,673,120
	Leisure Products 0.1%
	Hasbro, Inc.	11,961	888,463
	Mattel, Inc.	36,188	998,427
			1,886,890
	Life Sciences Tools & Services 0.6%
	Agilent Technologies, Inc.	35,340	1,330,551
	Illumina, Inc. (a)	15,612	2,465,915
	PerkinElmer, Inc.	11,936	576,747
	Thermo Fisher Scientific, Inc.	42,559	5,620,342
	Waters Corp. (a)	8,708	1,055,497
			11,049,052
	Machinery 1.1%
	Caterpillar, Inc.	62,088	3,864,357
	Cummins, Inc.	17,516	1,574,513
	Deere & Co.	33,245	2,560,198
	Dover Corp.	16,525	965,886
	Flowserve Corp.	13,956	539,260
	Illinois Tool Works, Inc.	34,886	3,142,182
	Ingersoll-Rand PLC	27,838	1,432,822
	PACCAR, Inc.	37,692	1,849,546
	Parker Hannifin Corp.	14,501	1,408,917
	Pentair PLC	19,222	905,741
	Snap-on, Inc.	6,193	1,000,541
	Stanley Black & Decker, Inc.	15,966	1,506,232
	Xylem, Inc.	19,127	687,616
			21,437,811
	Media 3.0%
	Cablevision Systems Corp. Class A	23,733	757,320
	CBS Corp. Class B	46,249	2,196,828
	Comcast Corp. Class A	260,391	14,506,383
	Discovery Communications, Inc. Class A (a)	15,943	439,867
	Discovery Communications, Inc. Class C (a)	27,509	748,520
	Interpublic Group of Cos., Inc. (The)	43,332	972,370
	News Corp. Class A	40,687	527,710
	News Corp. Class B	11,496	153,472
	Omnicom Group, Inc.	25,833	1,894,851
	Scripps Networks Interactive, Inc. Class A	10,090	615,187
	TEGNA, Inc.	23,641	567,620
	Time Warner Cable, Inc.	30,199	5,496,520
	Time Warner, Inc.	85,254	6,005,292
	Twenty-First Century Fox, Inc. Class A	124,846	3,367,097
	Twenty-First Century Fox, Inc. Class B	45,982	1,246,112
	Viacom, Inc. Class B	37,021	1,689,638
	Walt Disney Co. (The)	162,187	15,540,758
			56,725,545
	Metals & Mining 0.2%
	Alcoa, Inc.	139,709	1,018,479
	Freeport-McMoRan, Inc.	123,259	566,991
	Newmont Mining Corp.	56,424	1,126,223
	Nucor Corp.	34,083	1,331,623
			4,043,316
	Multi-Utilities 1.2%
	Ameren Corp.	25,874	1,162,260
	CenterPoint Energy, Inc.	45,882	819,911
	CMS Energy Corp.	29,547	1,148,787
	Consolidated Edison, Inc.	31,265	2,169,478
	Dominion Resources, Inc.	63,485	4,581,713
	DTE Energy Co.	19,139	1,627,006
	NiSource, Inc.	33,982	713,962
	PG&E Corp.	52,301	2,871,848
	Public Service Enterprise Group, Inc.	53,954	2,228,300
	SCANA Corp.	15,240	959,358
	Sempra Energy	25,145	2,382,489
	TECO Energy, Inc.	25,084	680,278
	WEC Energy Group, Inc.	33,664	1,859,263
			23,204,653
	Multiline Retail 0.7%
	Dollar General Corp.	31,025	2,328,737
	Dollar Tree, Inc. (a)	25,038	2,036,090
	Kohl's Corp.	20,242	1,007,040
	Macy's, Inc.	33,523	1,354,664
	Nordstrom, Inc.	14,509	712,392
	Target Corp.	65,694	4,757,559
			12,196,482
	Oil, Gas & Consumable Fuels 5.4%
	Anadarko Petroleum Corp.	54,187	2,118,170
	Apache Corp.	40,310	1,714,787
	Cabot Oil & Gas Corp.	44,134	915,781
	Chesapeake Energy Corp.	55,188	187,087
	Chevron Corp.	200,695	17,354,097
	Cimarex Energy Co.	10,084	937,812
	Columbia Pipeline Group, Inc.	41,494	769,714
	ConocoPhillips	131,659	5,145,234
	CONSOL Energy, Inc.	24,426	193,942
	Devon Energy Corp.	41,198	1,149,424
	EOG Resources, Inc.	58,619	4,163,121
	EQT Corp.	16,266	1,004,263
¤	Exxon Mobil Corp.	443,924	34,559,483
	Hess Corp.	25,627	1,089,148
	Kinder Morgan, Inc.	195,129	3,209,872
	Marathon Oil Corp.	72,221	702,710
	Marathon Petroleum Corp.	56,835	2,375,135
	Murphy Oil Corp.	17,244	338,155
	Newfield Exploration Co. (a)	17,237	501,080
	Noble Energy, Inc.	45,387	1,469,177
	Occidental Petroleum Corp.	81,443	5,605,722
	ONEOK, Inc.	22,317	555,916
	Phillips 66	50,627	4,057,754
	Pioneer Natural Resources Co.	17,201	2,132,064
	Range Resources Corp.	18,061	533,883
	Southwestern Energy Co. (a)	40,995	364,446
	Spectra Energy Corp.	71,597	1,965,338
	Tesoro Corp.	12,838	1,120,115
	Valero Energy Corp.	51,346	3,484,853
	Williams Cos., Inc. (The)	72,757	1,404,210
			101,122,493
	Personal Products 0.1%
	Estee Lauder Cos., Inc. (The) Class A	23,735	2,023,409

	Pharmaceuticals 5.7%
	Allergan PLC (a)	42,028	11,954,024
	Bristol-Myers Squibb Co.	177,901	11,058,326
	Eli Lilly & Co.	104,077	8,232,491
	Endo International PLC (a)	22,198	1,231,323
¤	Johnson & Johnson	295,059	30,815,962
	Mallinckrodt PLC (a)	12,364	718,225
	Merck & Co., Inc.	297,896	15,094,390
	Mylan N.V. (a)	44,048	2,320,889
	Perrigo Co. PLC	15,612	2,257,183
	Pfizer, Inc.	658,272	20,070,713
	Zoetis, Inc.	48,849	2,102,950
			105,856,476
	Professional Services 0.3%
	Dun & Bradstreet Corp. (The)	3,853	379,212
	Equifax, Inc.	12,634	1,336,677
	Nielsen Holdings PLC	38,822	1,869,668
	Robert Half International, Inc.	14,149	619,302
	Verisk Analytics, Inc. (a)	16,622	1,213,406
			5,418,265
	Real Estate Investment Trusts 2.8%
	American Tower Corp.	45,168	4,261,149
	Apartment Investment & Management Co. Class A	16,681	653,061
	AvalonBay Communities, Inc.	14,596	2,503,068
	Boston Properties, Inc.	16,377	1,903,171
	Crown Castle International Corp.	35,593	3,068,117
	Equinix, Inc.	7,310	2,270,267
	Equity Residential	38,844	2,994,484
	Essex Property Trust, Inc.	7,042	1,500,721
	Extra Space Storage, Inc.	13,154	1,192,936
	Federal Realty Investment Trust	7,284	1,098,646
	General Growth Properties, Inc.	62,093	1,741,088
	HCP, Inc.	49,591	1,782,301
	Host Hotels & Resorts, Inc.	80,150	1,110,077
	Iron Mountain, Inc.	20,490	564,295
	Kimco Realty Corp.	44,074	1,198,372
	Macerich Co. (The)	14,351	1,118,947
	Plum Creek Timber Co., Inc.	18,512	749,921
	ProLogis, Inc.	55,911	2,206,807
	Public Storage	15,695	3,979,624
	Realty Income Corp.	26,617	1,484,962
	Simon Property Group, Inc.	32,995	6,146,309
	SL Green Realty Corp.	10,632	1,027,157
	Ventas, Inc.	35,508	1,964,303
	Vornado Realty Trust	18,899	1,671,806
	Welltower, Inc.	37,737	2,347,996
	Weyerhaeuser Co.	54,432	1,394,003
			51,933,588
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	31,002	867,126

	Road & Rail 0.7%
	CSX Corp.	103,965	2,393,274
	J.B. Hunt Transport Services, Inc.	9,654	701,846
	Kansas City Southern	11,638	824,901
	Norfolk Southern Corp.	31,839	2,244,650
	Ryder System, Inc.	5,697	302,910
	Union Pacific Corp.	91,081	6,557,832
			13,025,413
	Semiconductors & Semiconductor Equipment 2.2%
	Analog Devices, Inc.	33,277	1,792,299
	Applied Materials, Inc.	122,540	2,162,831
	Avago Technologies, Ltd.	39,574	5,291,440
	First Solar, Inc. (a)	8,071	554,155
	Intel Corp.	503,221	15,609,915
	KLA-Tencor Corp.	16,630	1,114,044
	Lam Research Corp.	16,890	1,212,533
	Linear Technology Corp.	25,502	1,089,700
	Microchip Technology, Inc.	21,660	970,585
	Micron Technology, Inc. (a)	115,782	1,277,075
	NVIDIA Corp.	54,502	1,596,364
	Qorvo, Inc. (a)	15,072	596,851
	Skyworks Solutions, Inc.	20,384	1,404,865
	Texas Instruments, Inc.	108,174	5,725,650
	Xilinx, Inc.	27,403	1,377,549
			41,775,856
	Software 4.3%
	Activision Blizzard, Inc.	53,800	1,873,316
	Adobe Systems, Inc. (a)	53,191	4,740,914
	Autodesk, Inc. (a)	24,121	1,129,345
	CA, Inc.	33,218	954,353
	Citrix Systems, Inc. (a)	16,403	1,155,755
	Electronic Arts, Inc. (a)	33,144	2,139,279
	Intuit, Inc.	28,153	2,688,893
¤	Microsoft Corp.	851,809	46,926,158
	Oracle Corp.	341,405	12,396,416
	Red Hat, Inc. (a)	19,494	1,365,555
	Salesforce.com, Inc. (a)	66,559	4,530,006
	Symantec Corp.	72,036	1,429,194
			81,329,184
	Specialty Retail 2.6%
	Advance Auto Parts, Inc.	7,810	1,187,511
	AutoNation, Inc. (a)	8,140	352,055
	AutoZone, Inc. (a)	3,251	2,494,785
	Bed Bath & Beyond, Inc. (a)	17,797	768,297
	Best Buy Co., Inc.	31,796	888,062
	CarMax, Inc. (a)	21,608	954,641
	GameStop Corp. Class A	11,249	294,836
	Gap, Inc. (The)	24,429	603,885
	Home Depot, Inc. (The)	135,203	17,003,129
	L Brands, Inc.	27,161	2,611,530
	Lowe's Cos., Inc.	97,584	6,992,870
	O'Reilly Automotive, Inc. (a)	10,519	2,744,407
	Ross Stores, Inc.	43,189	2,429,813
	Signet Jewelers, Ltd.	8,481	983,796
	Staples, Inc.	68,634	612,215
	Tiffany & Co.	11,895	759,377
	TJX Cos., Inc. (The)	71,397	5,086,322
	Tractor Supply Co.	14,325	1,265,041
	Urban Outfitters, Inc. (a)	9,258	211,823
			48,244,395
	Technology Hardware, Storage & Peripherals 3.8%
¤	Apple, Inc. (b)	594,538	57,872,329
	EMC Corp.	206,752	5,121,247
	Hewlett Packard Enterprise Co.	191,758	2,638,590
	HP, Inc.	192,631	1,870,447
	NetApp, Inc.	31,175	683,668
	SanDisk Corp.	21,401	1,513,051
	Seagate Technology PLC	31,888	926,346
	Western Digital Corp.	24,710	1,185,586
			71,811,264
	Textiles, Apparel & Luxury Goods 0.9%
	Coach, Inc.	29,594	1,096,458
	Hanesbrands, Inc.	41,783	1,277,306
	Michael Kors Holdings, Ltd. (a)	19,627	783,117
	NIKE, Inc. Class B	143,904	8,923,487
	PVH Corp.	8,802	645,891
	Ralph Lauren Corp.	6,272	705,600
	Under Armour, Inc. Class A (a)	19,207	1,640,854
	VF Corp.	36,368	2,276,637
			17,349,350
	Tobacco 1.7%
	Altria Group, Inc.	209,081	12,776,940
	Philip Morris International, Inc.	165,213	14,870,822
	Reynolds American, Inc.	88,389	4,415,031
			32,062,793
	Trading Companies & Distributors 0.2%
	Fastenal Co.	30,892	1,252,980
	United Rentals, Inc. (a)	9,899	474,261
	W.W. Grainger, Inc.	6,160	1,211,610
			2,938,851
	Total Common Stocks (Cost $801,763,943)		1,813,565,613	(c)
		Principal Amount
	Short-Term Investments 3.0%
	U.S. Government 3.0%
	United States Treasury Bills 3.0%
	0.005 - 0.246%, due 3/3/16 (d)	$44,800,000	44,793,858
	0.168%, due 3/17/16 (b)(d)	1,000,000	999,792
	0.246%, due 4/28/16 (d)	400,000	399,768
	0.279%, due 4/14/16 (d)	7,700,000	7,695,534
	0.329%, due 4/28/16 (b)(d)	2,100,000	2,098,404
	Total Short-Term Investments (Cost $55,987,472)		55,987,356
	Total Investments (Cost $857,751,415) (e)	99.8%	1,869,552,969
	Other Assets, Less Liabilities	0.2	3,820,491
	Net Assets	100.0%	$1,873,373,460

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of January 31, 2016, cost was $891,500,770 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,043,412,644
Gross unrealized depreciation	(65,360,445)
Net unrealized appreciation	$978,052,199

As of January 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts Long	Expiration Date	Notional Amount[2]	Unrealized Appreciation (Depreciation)[3]
Standard & Poor’s 500 Index Mini	627	March 2016	$60,508,635	$(1,397,251)
			$60,508,635	$(1,397,251)

1.	As of January 31, 2016, cash in the amount of $550,000 was on deposit with a broker for futures transactions.
2.	The combined market value of common stocks and notional amount of Standard & Poor’s 500 Index futures contracts represents 100.0% of net assets.
3.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,813,565,613	$—	$—	$1,813,565,613
Short-Term Investments
U.S. Government	—	55,987,356	—	55,987,356
Total Investments in Securities	$1,813,565,613	$55,987,356	$—	$1,869,552,969

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(1,397,251)	$—	$—	$(1,397,251)
Total Other Financial Instruments	$(1,397,251)	$—	$—	$(1,397,251)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund
Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.5%†
	Convertible Bonds 3.0%
	Auto Parts & Equipment 0.4%
	Exide Technologies, Inc. 7.00%, due 4/30/25 (a)(b)(c)(d)	$2,977,599	$2,084,319

	Mining 1.7%
¤	Detour Gold Corp. 5.50%, due 11/30/17	8,222,000	8,016,450

	Oil & Gas 0.9%
	Stone Energy Corp. 1.75%, due 3/1/17	7,604,000	4,500,618

	Total Convertible Bonds (Cost $17,541,953)		14,601,387

	Corporate Bonds 87.8%
	Aerospace & Defense 1.1%
	Aerojet Rocketdyne Holdings, Inc. 7.125%, due 3/15/21	3,785,000	3,841,775
	Spirit AeroSystems, Inc. 6.75%, due 12/15/20	1,600,000	1,661,000
			5,502,775
	Airlines 0.2%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,159,200

	Apparel 0.7%
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	3,225,000	3,337,875

	Auto Manufacturers 1.1%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (c)	3,620,000	3,620,000
	General Motors Financial Co., Inc. 4.75%, due 8/15/17	145,000	149,077
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (c)	670,000	675,025
	4.25%, due 11/15/19 (c)	905,000	909,525
			5,353,627
	Auto Parts & Equipment 5.1%
	Exide Technologies, Inc. 11.00%, due 4/30/20 (a)(b)(c)(d)	1,650,436	1,402,871
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (c)	1,140,000	934,800
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (c)(d)	3,193,000	3,328,702
	6.875%, due 8/15/18 (c)(d)	10,926,000	11,226,465
	Tenneco, Inc. 6.875%, due 12/15/20	5,364,000	5,565,150
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (c)	2,875,000	2,869,969
			25,327,957
	Beverages 0.2%
	Constellation Brands, Inc. 3.875%, due 11/15/19	790,000	813,700

	Building Materials 2.2%
	Boise Cascade Co. 6.375%, due 11/1/20	1,890,000	1,918,350
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	631,000	632,577
	Headwaters, Inc. 7.25%, due 1/15/19	1,540,000	1,570,800
¤	USG Corp.
	6.30%, due 11/15/16	2,815,000	2,885,375
	7.875%, due 3/30/20 (c)	3,378,000	3,530,010
	9.75%, due 1/15/18	305,000	335,500
			10,872,612
	Chemicals 0.3%
	Eagle Spinco, Inc. 4.625%, due 2/15/21	1,410,000	1,365,938

	Commercial Services 2.2%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, due 11/15/17	1,940,000	1,964,250
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (c)	950,000	940,500
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	2,636,000	2,438,300
	Modular Space Corp. 10.25%, due 1/31/19 (c)	1,135,000	365,909
	Service Corp. International 7.625%, due 10/1/18	155,000	173,504
	United Rentals North America, Inc.
	7.375%, due 5/15/20	3,160,000	3,254,800
	8.25%, due 2/1/21	1,743,000	1,817,078
			10,954,341
	Electric 1.1%
	Calpine Corp. 6.00%, due 1/15/22 (c)	445,000	462,244
	GenOn Energy, Inc.
	7.875%, due 6/15/17	4,660,000	3,728,000
	9.50%, due 10/15/18	1,780,000	1,246,000
			5,436,244
	Electrical Components & Equipment 0.3%
	Anixter, Inc. 5.625%, due 5/1/19	1,365,000	1,402,538

	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	1,930,000	1,539,175

	Engineering & Construction 0.5%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (c)	2,655,000	2,688,188

	Entertainment 3.1%
	Affinity Gaming / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	3,354,000	3,412,695
	GLP Capital, L.P. / GLP Financing II, Inc. 4.375%, due 11/1/18	1,600,000	1,607,800
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (c)	6,238,000	6,245,797
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (c)	4,103,000	4,236,348
			15,502,640
	Finance - Auto Loans 0.8%
	Ally Financial, Inc.
	2.75%, due 1/30/17	1,400,000	1,384,250
	3.25%, due 2/13/18	2,295,000	2,253,403
	3.50%, due 1/27/19	100,000	97,625
	6.25%, due 12/1/17	415,000	430,563
			4,165,841
	Finance - Consumer Loans 0.1%
	OneMain Financial Holdings, Inc. 6.75%, due 12/15/19 (c)	390,000	386,100

	Finance - Credit Card 0.9%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (c)	3,425,000	3,433,562
	6.375%, due 4/1/20 (c)	800,000	807,000
			4,240,562
	Finance - Investment Banker/Broker 0.3%
	KCG Holdings, Inc. 6.875%, due 3/15/20 (c)	1,595,000	1,375,688

	Finance - Leasing Companies 0.4%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20	965,000	950,525
	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc. 7.25%, due 1/15/18 (c)	1,240,000	1,252,400
			2,202,925
	Finance - Mortgage Loan/Banker 1.0%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, due 10/1/17	4,790,000	4,778,025
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (c)	440,000	202,400
			4,980,425
	Finance - Other Services 1.2%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (c)	4,515,000	4,605,300
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (c)	1,500,000	1,428,750
			6,034,050
	Food 1.4%
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (c)	2,120,000	2,141,200
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	658,750
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (c)	4,069,000	4,170,725
			6,970,675
	Forest Products & Paper 0.5%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (c)	2,640,000	2,702,700

	Gas 0.8%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	3,815,000	3,757,775

	Health Care - Products 1.5%
	Alere, Inc. 7.25%, due 7/1/18	2,000,000	2,067,500
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (c)	2,978,000	3,037,560
	Hanger, Inc. 9.125%, due 11/15/18	2,450,000	2,229,500
			7,334,560
	Health Care - Services 3.1%
	Centene Corp. 5.75%, due 6/1/17	1,044,000	1,079,235
	Centene Escrow Corp. 5.625%, due 2/15/21 (c)	2,940,000	2,991,450
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (c)	207,000	227,700
	6.875%, due 7/15/17	525,000	559,125
	HCA, Inc.
	3.75%, due 3/15/19	2,000,000	2,015,000
	6.50%, due 2/15/20	2,600,000	2,866,500
	8.00%, due 10/1/18	225,000	252,000
	Kindred Healthcare, Inc. 8.00%, due 1/15/20	420,000	383,250
	Tenet Healthcare Corp.
	4.012%, due 6/15/20 (c)(e)	2,800,000	2,751,000
	6.25%, due 11/1/18	1,600,000	1,692,000
	Wellcare Health Plans, Inc. 5.75%, due 11/15/20	605,000	615,587
			15,432,847
	Holding Companies - Diversified 1.1%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (c)(d)	5,015,000	4,814,400
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (c)	795,000	755,250
			5,569,650
	Home Builders 2.1%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (c)	590,000	501,500
	AV Homes, Inc. 8.50%, due 7/1/19	1,140,000	1,122,900
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (c)	2,637,000	2,386,485
	CalAtlantic Group, Inc. 10.75%, due 9/15/16	570,000	601,350
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,167,913
	Mattamy Group Corp. 6.50%, due 11/15/20 (c)	2,435,000	2,215,850
	Meritage Homes Corp. 4.50%, due 3/1/18	2,265,000	2,259,337
			10,255,335
	Household Products & Wares 1.6%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (c)(d)	1,935,000	1,973,700
	Prestige Brands, Inc. 8.125%, due 2/1/20	2,840,000	2,946,500
	Spectrum Brands, Inc. 6.375%, due 11/15/20	2,664,000	2,810,520
			7,730,720
	Insurance 0.7%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	1,200,000	1,248,000
	CNO Financial Group, Inc. 4.50%, due 5/30/20	175,000	179,375
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (c)	1,302,000	1,512,259
	USI, Inc. 7.75%, due 1/15/21 (c)	480,000	430,800
			3,370,434
	Internet 0.6%
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,775,000	2,806,219

	Investment Company 1.2%
	American Capital, Ltd. 6.50%, due 9/15/18 (c)	5,611,000	5,765,302

	Iron & Steel 1.6%
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (c)	4,647,000	4,461,120
	Cliffs Natural Resources, Inc. 8.25%, due 3/31/20 (c)	1,190,000	856,800
	EVRAZ, Inc., N.A. 7.50%, due 11/15/19 (c)	3,045,000	2,685,690
			8,003,610
	Leisure Time 1.6%
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (c)	7,920,000	8,078,400

	Machinery - Construction & Mining 0.4%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (c)	2,390,000	1,876,150

	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	1,360,000	1,465,400
	SPX FLOW, Inc. 6.875%, due 9/1/17	405,000	427,781
			1,893,181
	Media 4.6%
	Cablevision Systems Corp. 7.75%, due 4/15/18	3,505,000	3,548,812
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	6.50%, due 4/30/21	4,566,000	4,762,886
	7.00%, due 1/15/19	2,621,000	2,676,696
	7.375%, due 6/1/20	2,350,000	2,444,000
	CCO Safari II LLC 3.579%, due 7/23/20 (c)	2,525,000	2,539,238
	CSC Holdings LLC 7.625%, due 7/15/18	1,500,000	1,582,500
	DISH DBS Corp. 4.25%, due 4/1/18	2,450,000	2,453,063
	Neptune Finco Corp. 10.125%, due 1/15/23 (c)	325,000	343,688
	Numericable-SFR
	4.875%, due 5/15/19 (c)	2,310,000	2,292,675
	6.00%, due 5/15/22 (c)	200,000	197,000
			22,840,558
	Metal Fabricate & Hardware 0.8%
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (c)	705,000	571,050
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (c)	4,265,000	3,571,937
			4,142,987
	Mining 2.9%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (c)	4,575,000	3,808,687
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (c)	1,915,000	890,475
	Freeport-McMoRan, Inc.
	2.15%, due 3/1/17	1,430,000	1,197,625
	2.30%, due 11/14/17	1,000,000	691,250
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	2,170,000	2,256,800
	New Gold, Inc. 7.00%, due 4/15/20 (c)	3,964,000	3,309,940
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (c)	1,640,000	1,213,600
	St. Barbara, Ltd. 8.875%, due 4/15/18 (c)	1,000,000	970,000
			14,338,377
	Miscellaneous - Manufacturing 1.2%
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (c)	4,325,000	4,368,250
	Koppers, Inc. 7.875%, due 12/1/19	1,534,000	1,518,660
			5,886,910
	Oil & Gas 4.7%
	California Resources Corp. 5.00%, due 1/15/20	3,995,000	808,988
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 6.50%, due 4/15/21	1,430,000	1,029,600
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	2,110,000	1,640,525
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	1,360,000	666,400
	6.625%, due 8/15/20	855,000	235,125
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (a)(b)(f)	305,000	65,575
	Comstock Resources, Inc.
	7.75%, due 4/1/19	2,165,000	265,213
	9.50%, due 6/15/20	500,000	58,750
	10.00%, due 3/15/20 (c)	4,880,000	1,891,000
	Concho Resources, Inc. 7.00%, due 1/15/21	1,055,000	1,025,328
	Continental Resources, Inc. 7.375%, due 10/1/20	2,065,000	1,512,613
	Gulfport Energy Corp. 7.75%, due 11/1/20	2,425,000	2,134,000
	Halcon Resources Corp. 8.625%, due 2/1/20 (c)	3,060,000	1,927,800
	LINN Energy LLC / LINN Energy Finance Corp.
	6.25%, due 11/1/19	317,000	39,625
	8.625%, due 4/15/20	760,000	114,000
	12.00%, due 12/15/20 (c)	649,000	230,395
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	3,920,000	2,440,200
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	2,175,000	1,239,750
	Rex Energy Corp. 8.875%, due 12/1/20	2,906,000	348,720
	Whiting Petroleum Corp.
	5.00%, due 3/15/19	1,000,000	649,375
	6.50%, due 10/1/18	1,070,000	639,325
	WPX Energy, Inc.
	5.25%, due 1/15/17	2,945,000	2,819,837
	7.50%, due 8/1/20	2,565,000	1,611,076
			23,393,220
	Oil & Gas Services 0.7%
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.50%, due 11/15/20	2,400,000	1,212,000
	FTS International, Inc. 8.012%, due 6/15/20 (c)(e)	695,000	460,713
	Weatherford International, Ltd. 5.125%, due 9/15/20	2,150,000	1,531,875
			3,204,588
	Packaging & Containers 1.3%
	AEP Industries, Inc. 8.25%, due 4/15/19	1,815,000	1,830,881
	Novelis, Inc.
	8.375%, due 12/15/17	3,460,000	3,321,600
	8.75%, due 12/15/20	1,440,000	1,308,816
			6,461,297
	Pharmaceuticals 4.2%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (d)	3,930,000	3,841,575
	NBTY, Inc. 9.00%, due 10/1/18	4,555,000	4,666,142
¤	Valeant Pharmaceuticals International, Inc.
	5.375%, due 3/15/20 (c)	5,500,000	5,187,187
	6.375%, due 10/15/20 (c)	1,250,000	1,200,000
	6.75%, due 8/15/18 (c)	2,870,000	2,857,444
	7.00%, due 10/1/20 (c)	3,145,000	3,097,825
			20,850,173
	Pipelines 2.4%
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	800,000	787,378
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (c)	3,980,000	3,940,200
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18	3,315,000	3,095,381
	6.625%, due 10/1/20 (c)	2,730,000	2,368,275
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19 (c)	1,911,000	1,774,841
			11,966,075
	Real Estate 1.2%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (c)(d)	1,982,842	1,665,587
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (c)	4,020,000	4,020,000
			5,685,587
	Real Estate Investment Trusts 0.5%
	Equinix, Inc. 4.875%, due 4/1/20	1,495,000	1,551,063
	GEO Group, Inc. (The) 6.625%, due 2/15/21	985,000	1,005,931
			2,556,994
	Retail 8.1%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	4,625,000	4,578,750
	BMC Stock Holdings, Inc. 9.00%, due 9/15/18 (c)	2,550,000	2,645,625
	Dollar Tree, Inc. 5.25%, due 3/1/20 (c)	4,200,000	4,410,000
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (c)	2,270,000	2,025,975
	GameStop Corp. 5.50%, due 10/1/19 (c)	5,090,000	4,981,837
	Guitar Center, Inc. 6.50%, due 4/15/19 (c)	2,050,000	1,727,125
	L Brands, Inc. 8.50%, due 6/15/19	2,504,000	2,917,160
	Outerwall, Inc. 6.00%, due 3/15/19	3,930,000	3,414,188
	Radio Systems Corp. 8.375%, due 11/1/19 (c)	4,096,000	4,218,880
¤	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,185,000	1,137,600
	5.30%, due 9/15/19	5,425,000	5,587,750
	6.25%, due 3/15/18	2,055,000	2,160,319
			39,805,209
	Software 1.9%
¤	ACI Worldwide, Inc. 6.375%, due 8/15/20 (c)	6,775,000	6,944,375
	Emdeon, Inc.
	6.00%, due 2/15/21 (c)	1,170,000	1,088,100
	11.00%, due 12/31/19	1,100,000	1,144,000
			9,176,475
	Storage & Warehousing 0.9%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (c)	3,435,000	2,679,300
	Mobile Mini, Inc. 7.875%, due 12/1/20	1,700,000	1,734,000
			4,413,300
	Telecommunications 9.1%
	CommScope, Inc. 4.375%, due 6/15/20 (c)	2,305,000	2,345,337
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (c)	1,950,000	1,706,250
	Frontier Communications Corp. 8.875%, due 9/15/20 (c)	3,785,000	3,799,194
¤	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	7,140,000	7,818,300
	Intelsat Jackson Holdings S.A. 7.25%, due 4/1/19	4,355,000	3,952,162
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (c)	2,200,000	2,299,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (c)	1,510,000	1,449,600
	9.00%, due 11/15/18 (c)	3,865,000	3,942,300
¤	T-Mobile USA, Inc.
	5.25%, due 9/1/18	2,075,000	2,116,500
	6.464%, due 4/28/19	6,915,000	7,131,094
	6.542%, due 4/28/20	3,435,000	3,538,050
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	4,840,000	5,124,350
			45,222,137
	Transportation 1.3%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (c)	6,360,000	5,819,400
	9.75%, due 5/1/20 (c)	1,290,000	777,225
			6,596,625
	Trucking & Leasing 0.3%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	1,382,000	1,482,195

	Total Corporate Bonds (Cost $468,159,608)		434,212,666

	Loan Assignments 3.7% (g)
	Buildings & Real Estate 1.0%
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	4,950,000	4,947,936

	Household Products & Wares 1.0%
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21	1,941,349	1,936,092
	Spectrum Brands, Inc. USD Term Loan 3.50%, due 6/23/22	3,122,928	3,113,446
			5,049,538
	Internet 0.3%
	Match Group, Inc. Term Loan B 5.50%, due 11/16/22	1,400,000	1,393,000

	Lodging 0.2%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	670,787	659,048
	New 2nd Lien Term Loan 12.50%, due 10/2/19	150,467	143,069
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 3.50%, due 6/27/20	117,082	115,180
			917,297
	Metal Fabricate & Hardware 0.1%
	Neenah Foundry Co. Term Loan 6.768%, due 4/26/17 (b)(f)	562,091	556,470

	Pharmaceuticals 0.4%
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.428%, due 2/27/21	1,473,750	1,467,302
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	640,250	625,044
			2,092,346
	Real Estate Investment Trusts 0.2%
	Equinix, Inc. USD Term Loan 4.00%, due 1/8/23	750,000	748,594

	Retail Stores 0.3%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22	1,445,253	1,440,092

	Transportation 0.2%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	1,300,000	1,137,500

	Total Loan Assignments (Cost $18,361,421)		18,282,773

	Total Long-Term Bonds (Cost $504,062,982)		467,096,826

		Shares
	Common Stock 0.0%‡
	Auto Parts & Equipment 0.0%‡
	Exide Technologies, Inc. (a)(b)(c)(f)	38,397	107,512

	Total Common Stock (Cost $174,105)		107,512

		Principal Amount
	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $17,362,058 (Collateralized by United States Treasury Notes with rates between 0.00% and 2.75% and maturity dates between 7/28/16 and 2/15/19, with a Principal Amount of $16,730,000 and a Market Value of $17,713,600)	$17,362,014	17,362,014

	Total Short-Term Investment (Cost $17,362,014)		17,362,014

	Total Investments (Cost $521,599,101) (h)	98.0%	484,566,352
	Other Assets, Less Liabilities	2.0	9,768,462
	Net Assets	100.0%	$494,334,814

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $3,660,277, which represented 0.7% of the Fund's net assets.
(b)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $4,216,747, which represented 0.9% of the Fund's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(e)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(f)	Restricted security.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2016.
(h)	As of January 31, 2016, cost was $521,606,938 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,683,990
Gross unrealized depreciation	(38,724,576)
Net unrealized depreciation	$(37,040,586)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$12,517,068	$2,084,319	$14,601,387
Corporate Bonds (c)	—	432,744,220	1,468,446	434,212,666
Loan Assignments (d)	—	16,588,803	1,693,970	18,282,773
Total Long-Term Bonds	—	461,850,091	5,246,735	467,096,826
Common Stock (e)	—	—	107,512	107,512
Short-Term Investment
Repurchase Agreement	—	17,362,014	—	17,362,014
Total Investments in Securities	$—	$479,212,105	$5,354,247	$484,566,352

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $2,084,319 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $1,402,871 and $65,575 are held in Auto Parts & Equipment and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $556,470 and $1,137,500 are held in Metal Fabricate & Hardware and Transportation, respectively, within the Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 security valued at $107,512 is held in Auto Parts & Equipment within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, a security with a market value of $561,569 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2015, the fair value obtained for this loan assignment, from an independent pricing service, utilized significant observable inputs.

As of January 31, 2016, a security with a market value of $125,062 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for this loan assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2016
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$2,202,393	$7,558	$-	$(242,982)	$117,350	(b)	$-	$-	$-	$2,084,319	$(242,982)
Coporate Bonds
Auto Parts & Equipment	1,347,582	4,636	-	(14,392)	65,045	(b)	-	-	-	1,402,871	(14,392)
Oil & Gas	79,300	-	-	(13,725)	-		-	-	-	65,575	(13,725)
Loan Assignments
Diversified/Conglomerate Manufacturing	1,343,250	974	(3,516)	(17,640)	-		(1,323,068)	-	-	-	-
Lodging	125,062	-	-	-	-		-	-	(125,062)	-	-
Metal Fabricate & Hardware	-	1,609	135	1,187	-		(8,030)	561,569	-	556,470	1,187
Transportation	-	2,643	-	(100,143)	1,235,000		-	-	-	1,137,500	(100,143)
Common Stock
Auto Parts & Equipment	153,588	-	-	(46,076)	-		-	-	-	107,512	(46,076)
Total	$5,251,175	$17,420	$(3,381)	$(433,771)	$1,417,395		$(1,331,098)	$561,569	$(125,062)	$5,354,247	$(416,131)

(a)	Sales include principal reductions.
(b)	Purchases include PIK securities.

As of January 31, 2016, the Fund held the following restricted securities:

Security	Date of Acquisition	Principal Amount/ Shares	Cost	1/31/16 Value	Percent of Net Assets
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$305,000	$—	$65,575	0.0	%‡
Exide Technologies, Inc.
Common Stock	4/30/15	38,397	174,105	107,512	0.0	‡
Neenah Foundry Co.
Term Loan Loan Assignment 6.768%, due 4/26/17	5/10/13	$562,091	554,225	556,470	0.1
Total			$728,330	$729,557	0.1%

‡	Less than one-tenth of a percent.

MainStay Total Return Bond Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.6%†
	Corporate Bonds 55.4%
	Aerospace & Defense 0.4%
	KLX, Inc. 5.875%, due 12/1/22 (a)		$5,805,000	$5,427,094
	TransDigm, Inc. 6.50%, due 7/15/24		475,000	464,313
				5,891,407
	Agriculture 1.2%
	Altria Group, Inc.
	9.25%, due 8/6/19		2,838,000	3,473,309
	9.95%, due 11/10/38		620,000	1,001,488
	Cargill, Inc.
	4.307%, due 5/14/21 (a)		3,000,000	3,245,490
	6.00%, due 11/27/17 (a)		1,050,000	1,125,306
	7.35%, due 3/6/19 (a)		1,340,000	1,549,209
	Philip Morris International, Inc.
	4.25%, due 11/10/44		3,300,000	3,218,876
	4.375%, due 11/15/41		3,175,000	3,129,861
	Reynolds American, Inc. 8.125%, due 6/23/19		720,000	853,344
				17,596,883
	Auto Manufacturers 1.6%
	Ford Motor Co.
	7.45%, due 7/16/31		2,095,000	2,547,298
	9.215%, due 9/15/21		2,355,000	2,931,702
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		2,580,000	3,015,994
	General Motors Financial Co., Inc.
	3.15%, due 1/15/20		5,750,000	5,645,701
	3.20%, due 7/13/20		6,620,000	6,492,353
	Navistar International Corp. 8.25%, due 11/1/21		3,890,000	2,421,525
				23,054,573
	Auto Parts & Equipment 0.4%
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		450,000	481,275
	MPG Holdco I, Inc. 7.375%, due 10/15/22		5,700,000	5,489,841
				5,971,116
	Banks 8.3%
¤	Bank of America Corp.
	3.30%, due 1/11/23		680,000	669,801
	4.25%, due 10/22/26		11,900,000	11,732,781
	5.125%, due 12/29/49 (b)		3,490,000	3,306,775
	5.70%, due 1/24/22		415,000	467,722
	Barclays Bank PLC 6.05%, due 12/4/17 (a)		4,028,000	4,295,044
	CIT Group, Inc. 6.625%, due 4/1/18 (a)		3,835,000	4,053,595
¤	Citigroup, Inc.
	2.50%, due 7/29/19		5,880,000	5,901,227
	4.05%, due 7/30/22		580,000	591,234
	5.30%, due 5/6/44		3,000,000	3,058,965
	5.875%, due 1/30/42		3,489,000	3,981,985
	Discover Bank
	7.00%, due 4/15/20		2,100,000	2,405,225
	8.70%, due 11/18/19		474,000	560,498
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,850,000	2,894,375
	5.95%, due 1/18/18		1,000,000	1,073,365
	6.15%, due 4/1/18		5,000,000	5,415,840
	6.75%, due 10/1/37		5,000,000	5,772,255
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23		11,500,000	11,189,523
	4.85%, due 2/1/44		5,000,000	5,305,280
	Lloyds Banking Group PLC 4.582%, due 12/10/25 (a)		8,183,000	8,267,301
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	2,500,000	3,578,635
¤	Morgan Stanley
	4.875%, due 11/1/22		$3,945,000	4,195,740
	5.00%, due 11/24/25		4,535,000	4,782,198
	5.75%, due 1/25/21		5,000,000	5,616,965
	PNC Bank N.A. 1.60%, due 6/1/18		10,440,000	10,439,885
	Regions Bank 7.50%, due 5/15/18		392,000	433,682
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		3,700,000	3,714,430
	Santander Bank N.A. 2.00%, due 1/12/18		6,675,000	6,621,734
				120,326,060
	Beverages 1.3%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21		10,905,000	10,971,651
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19		2,000,000	2,316,238
	Constellation Brands, Inc. 3.875%, due 11/15/19		5,000,000	5,150,000
				18,437,889
	Biotechnology 0.4%
	Biogen, Inc. 2.90%, due 9/15/20		2,010,000	2,024,186
	Gilead Sciences, Inc. 2.55%, due 9/1/20		4,010,000	4,060,378
				6,084,564
	Building Materials 0.5%
	Building Materials Corporation of America 5.375%, due 11/15/24 (a)		4,940,000	4,865,900
	USG Corp. 5.50%, due 3/1/25 (a)		1,960,000	1,986,950
				6,852,850
	Chemicals 1.1%
	Dow Chemical Co. (The) 9.40%, due 5/15/39		506,000	720,535
	Eastman Chemical Co. 2.70%, due 1/15/20		5,320,000	5,178,717
	Huntsman International LLC 5.125%, due 11/15/22 (a)		4,500,000	3,870,000
	WR Grace & Co. 5.125%, due 10/1/21 (a)		5,595,000	5,622,975
				15,392,227
	Commercial Services 0.4%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		500,000	475,000
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,885,000	1,828,450
	7.625%, due 4/15/22		3,750,000	3,857,813
				6,161,263
	Computers 1.1%
	Hewlett Packard Enterprise Co. 2.85%, due 10/5/18 (a)		7,895,000	7,891,636
	HP, Inc. 4.65%, due 12/9/21		2,200,000	2,233,548
	NCR Corp.
	5.00%, due 7/15/22		3,150,000	2,992,500
	6.375%, due 12/15/23		2,975,000	2,943,376
				16,061,060
	Diversified Financial Services 0.3%
	Alterra Finance LLC 6.25%, due 9/30/20		2,900,000	3,290,389
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		1,780,000	1,786,027
				5,076,416
	Electric 1.9%
	Calpine Corp. 5.75%, due 1/15/25		4,595,000	4,129,756
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)		3,000,000	3,401,229
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)		6,000,000	6,269,934
	IPALCO Enterprises, Inc.
	3.45%, due 7/15/20		1,375,000	1,357,813
	5.00%, due 5/1/18		1,000,000	1,045,000
	N.V. Energy, Inc. 6.25%, due 11/15/20		5,000,000	5,772,470
	PPL Capital Funding, Inc. 5.00%, due 3/15/44		1,000,000	1,038,919
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 3.90%, due 5/1/16 (a)		950,000	954,405
	Public Service Co. of New Mexico 7.95%, due 5/15/18		604,000	680,724
	Puget Energy, Inc. 6.50%, due 12/15/20		3,155,000	3,673,493
				28,323,743
	Electronics 0.2%
	Tyco Electronics Group S.A. 6.55%, due 10/1/17		2,945,000	3,174,639

	Engineering & Construction 0.4%
	MasTec, Inc. 4.875%, due 3/15/23		3,605,000	3,019,188
	SBA Tower Trust 2.933%, due 12/15/42 (a)		3,225,000	3,282,842
				6,302,030
	Entertainment 0.4%
	Isle of Capri Casinos, Inc. 8.875%, due 6/15/20		450,000	474,750
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		450,000	490,500
	8.75%, due 5/15/20		1,000,000	1,042,500
	Scientific Games International, Inc. 7.00%, due 1/1/22 (a)		4,000,000	3,760,000
				5,767,750
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	5.50%, due 2/15/17		722,000	731,025
	6.25%, due 12/1/17		53,000	54,988
	7.50%, due 9/15/20		166,000	184,675
	8.00%, due 11/1/31		3,580,000	4,027,500
				4,998,188
	Finance - Consumer Loans 0.5%
	Navient Corp. 6.00%, due 1/25/17		3,435,000	3,477,937
	Springleaf Finance Corp. 6.00%, due 6/1/20		5,000,000	4,562,500
				8,040,437
	Finance - Credit Card 0.3%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,046,000	2,975,756
	Discover Financial Services 3.85%, due 11/21/22		1,526,000	1,557,932
				4,533,688
	Finance - Investment Banker/Broker 0.5%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		275,000	302,436
	Jefferies Group LLC
	5.125%, due 1/20/23		1,190,000	1,183,878
	6.45%, due 6/8/27		1,960,000	1,991,583
	8.50%, due 7/15/19		2,800,000	3,217,522
				6,695,419
	Finance - Leasing Companies 0.1%
	International Lease Finance Corp. 5.75%, due 5/15/16		2,070,000	2,094,236

	Finance - Mortgage Loan/Banker 0.3%
	Countrywide Financial Corp. 6.25%, due 5/15/16		4,615,000	4,680,791

	Finance - Other Services 0.3%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		2,255,000	2,015,406
	6.00%, due 8/1/20		3,090,000	2,900,429
				4,915,835
	Food 0.7%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		4,375,000	4,233,307
	Tyson Foods, Inc. 5.15%, due 8/15/44		6,000,000	6,268,278
				10,501,585
	Food Services 0.2%
	Aramark Services, Inc. 5.75%, due 3/15/20		2,215,000	2,298,118

	Forest Products & Paper 0.0%‡
	Georgia-Pacific LLC 8.875%, due 5/15/31		50,000	72,134

	Health Care - Products 1.0%
	Alere, Inc. 6.50%, due 6/15/20		4,963,000	4,838,925
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (a)		475,000	453,625
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25		8,900,000	8,671,119
				13,963,669
	Health Care - Services 2.8%
	Anthem, Inc.
	2.30%, due 7/15/18		7,949,000	8,000,422
	4.65%, due 1/15/43		3,895,000	3,706,326
	CHS / Community Health Systems, Inc.
	6.875%, due 2/1/22		450,000	407,250
	7.125%, due 7/15/20		3,750,000	3,581,250
	Cigna Corp. 3.25%, due 4/15/25		3,730,000	3,659,137
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		3,450,000	3,570,750
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)		825,000	886,875
	6.875%, due 7/15/17		1,250,000	1,331,250
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)		2,690,000	2,911,925
	6.50%, due 9/15/18 (a)		65,000	71,500
	HCA, Inc. 5.00%, due 3/15/24		5,000,000	5,062,500
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)		5,475,000	5,481,844
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)		788,000	890,466
	Tenet Healthcare Corp. 8.125%, due 4/1/22		450,000	451,125
				40,012,620
	Home Builders 1.4%
	CalAtlantic Group, Inc. 5.875%, due 11/15/24		5,820,000	6,038,250
	K. Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (a)		475,000	381,187
	KB Home 7.25%, due 6/15/18		4,700,000	4,929,125
	NVR, Inc. 3.95%, due 9/15/22		6,420,000	6,532,742
	TRI Pointe Group, Inc. / TRI Pointe Homes. Inc. 5.875%, due 6/15/24		3,180,000	3,084,600
				20,965,904
	Home Furnishing 0.7%
	Whirlpool Corp. (MTN) 4.85%, due 6/15/21		8,850,000	9,644,995

	Housewares 0.3%
	Tupperware Brands Corp. 4.75%, due 6/1/21		4,785,000	4,959,954

	Insurance 3.8%
	Genworth Holdings, Inc. 4.90%, due 8/15/23		3,487,000	2,057,330
	Hartford Financial Services Group, Inc. (The)
	6.00%, due 1/15/19		600,000	660,778
	6.10%, due 10/1/41		4,495,000	5,361,312
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)		2,020,000	2,075,457
	6.50%, due 3/15/35 (a)		335,000	388,724
	6.50%, due 5/1/42 (a)		3,675,000	4,207,202
	Markel Corp.
	3.625%, due 3/30/23		2,515,000	2,513,908
	5.00%, due 3/30/43		2,500,000	2,588,742
	Protective Life Corp.
	6.40%, due 1/15/18		3,050,000	3,284,914
	7.375%, due 10/15/19		4,180,000	4,843,634
	Prudential Financial, Inc. 7.375%, due 6/15/19		6,550,000	7,613,203
	Travelers Cos., Inc. (The) 6.25%, due 6/20/16		1,200,000	1,225,733
	Unum Group 7.125%, due 9/30/16		750,000	777,166
	Validus Holdings, Ltd. 8.875%, due 1/26/40		2,570,000	3,303,835
	Voya Financial, Inc.
	2.90%, due 2/15/18		6,380,000	6,471,949
	5.50%, due 7/15/22		3,520,000	3,937,388
	XLIT, Ltd. 6.50%, due 10/29/49 (b)		4,475,000	3,246,612
				54,557,887
	Iron & Steel 0.4%
	AK Steel Corp. 7.625%, due 10/1/21		2,525,000	915,313
	ArcelorMittal 8.00%, due 10/15/39		4,500,000	3,172,500
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21		4,380,000	646,050
	United States Steel Corp. 7.50%, due 3/15/22		3,600,000	1,692,000
				6,425,863
	Leisure Time 0.2%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (a)		2,925,000	2,939,625

	Lodging 1.4%
	MGM Resorts International 6.00%, due 3/15/23		5,000,000	4,984,375
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18		1,735,000	1,723,575
	4.25%, due 3/1/22		6,370,000	6,436,382
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (a)		7,510,000	6,585,331
				19,729,663
	Machinery - Construction & Mining 0.1%
	Terex Corp. 6.00%, due 5/15/21		1,000,000	900,000

	Machinery - Diversified 0.4%
	Zebra Technologies Corp. 7.25%, due 10/15/22		6,100,000	6,344,000

	Media 3.5%
	CCO Holdings LLC / CCO Holdings Capital Corp. 6.50%, due 4/30/21		2,000,000	2,086,240
	CCO Safari II LLC 4.464%, due 7/23/22 (a)		4,000,000	4,007,168
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,145,000	1,060,556
	Series B 7.625%, due 3/15/20		2,360,000	1,947,000
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.00%, due 3/1/21		6,300,000	6,854,703
	DISH DBS Corp.
	4.625%, due 7/15/17		600,000	612,000
	5.875%, due 7/15/22		475,000	447,094
	7.125%, due 2/1/16		955,000	955,000
	iHeartCommunications, Inc. 9.00%, due 9/15/22		4,925,000	3,207,406
¤	NBC Universal Media LLC
	5.15%, due 4/30/20		7,900,000	8,876,132
	5.95%, due 4/1/41		4,474,000	5,312,141
	Time Warner Cable, Inc. 8.75%, due 2/14/19		7,000,000	8,084,839
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		3,660,000	4,472,048
	Time Warner, Inc. 7.70%, due 5/1/32		1,980,000	2,415,663
				50,337,990
	Mining 0.6%
	Anglo American Capital PLC 9.375%, due 4/8/19 (a)		4,880,000	3,916,200
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21		4,500,000	4,326,664
				8,242,864
	Miscellaneous - Manufacturing 0.8%
	Amsted Industries, Inc. 5.375%, due 9/15/24 (a)		5,850,000	5,733,000
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (a)		2,500,000	1,843,750
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)		265,000	332,468
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		5,685,000	4,036,350
				11,945,568
	Oil & Gas 2.4%
	CHC Helicopter S.A. 9.25%, due 10/15/20		234,000	102,960
	Chesapeake Energy Corp.
	6.625%, due 8/15/20		2,075,000	570,625
	8.00%, due 12/15/22 (a)		1,559,000	666,473
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (c)(d)(e)		225,000	48,375
	Chevron Corp. 1.961%, due 3/3/20		1,855,000	1,827,535
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (a)		4,025,000	3,853,937
	Concho Resources, Inc. 5.50%, due 4/1/23		3,370,000	3,056,556
	Continental Resources, Inc. 5.00%, due 9/15/22		5,250,000	3,688,125
	Eni S.p.A. 4.15%, due 10/1/20 (a)		2,900,000	3,026,794
	LINN Energy LLC / LINN Energy Finance Corp. 6.50%, due 9/15/21		575,000	64,699
	Marathon Petroleum Corp. 6.50%, due 3/1/41		3,480,000	3,194,153
	Sanchez Energy Corp. 6.125%, due 1/15/23		2,235,000	894,000
	SM Energy Co. 5.00%, due 1/15/24		2,000,000	1,075,000
	Valero Energy Corp. 6.125%, due 6/15/17		9,600,000	9,998,362
	Whiting Petroleum Corp. 5.00%, due 3/15/19		4,100,000	2,662,437
				34,730,031
	Oil & Gas Services 0.0%‡
	Basic Energy Services, Inc. 7.75%, due 10/15/22		575,000	149,500

	Packaging & Containers 0.3%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (a)		475,000	450,062
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (a)		3,000,000	2,880,000
	Reynolds Group Issuer, Inc. 8.25%, due 2/15/21		475,000	442,938
				3,773,000
	Pharmaceuticals 1.1%
	Actavis Funding SCS 4.75%, due 3/15/45		2,435,000	2,434,859
	Cardinal Health, Inc. 1.95%, due 6/15/18		565,000	563,384
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (a)		3,515,000	3,471,484
	Zoetis, Inc.
	3.25%, due 2/1/23		6,885,000	6,575,478
	4.70%, due 2/1/43		2,745,000	2,458,043
				15,503,248
	Pipelines 3.4%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20 (a)		6,190,000	5,868,962
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21		408,000	401,563
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		1,885,000	1,470,300
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22		3,500,000	3,135,681
	6.05%, due 6/1/41		1,310,000	981,819
	9.70%, due 3/15/19		2,000,000	2,162,084
	EnLink Midstream Partners, L.P.
	4.40%, due 4/1/24		4,130,000	2,946,606
	5.60%, due 4/1/44		3,975,000	2,445,209
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (a)		7,350,000	6,579,125
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41		385,000	309,340
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)		3,720,000	3,777,359
	MPLX, L.P. 4.875%, due 6/1/25 (a)		7,505,000	5,861,765
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		600,000	613,364
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		5,137,000	4,975,750
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19		5,500,000	4,620,000
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22 (a)		4,000,000	3,640,000
				49,788,927
	Real Estate 0.4%
	ProLogis, L.P. 4.25%, due 8/15/23		5,400,000	5,710,106

	Real Estate Investment Trusts 1.4%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22		3,325,000	3,551,443
	American Tower Corp. 4.50%, due 1/15/18		2,750,000	2,868,379
	Crown Castle International Corp. 5.25%, due 1/15/23		126,000	134,190
	Iron Mountain, Inc. 5.75%, due 8/15/24		5,425,000	5,357,188
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19		2,920,000	3,063,541
	4.25%, due 3/1/22		1,370,000	1,428,647
	Welltower, Inc.
	3.75%, due 3/15/23		570,000	565,317
	5.25%, due 1/15/22		2,445,000	2,673,468
	Weyerhaeuser Co. 7.375%, due 10/1/19		131,000	148,719
				19,790,892
	Retail 2.6%
	CVS Health Corp. 2.80%, due 7/20/20		6,880,000	6,991,263
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(d)		68,864	75,676
	Dollar Tree, Inc. 5.75%, due 3/1/23 (a)		3,470,000	3,656,512
	L Brands, Inc. 8.50%, due 6/15/19		127,000	147,955
	Macy's Retail Holdings, Inc.
	3.875%, due 1/15/22		4,050,000	3,988,489
	6.90%, due 4/1/29		1,988,000	2,168,932
	7.45%, due 7/15/17		2,740,000	2,947,538
	Nordstrom, Inc. 5.00%, due 1/15/44		2,643,000	2,606,725
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21		5,955,000	6,449,664
	QVC, Inc.
	4.45%, due 2/15/25		1,535,000	1,421,679
	4.85%, due 4/1/24		1,550,000	1,500,583
	Walgreens Boots Alliance, Inc. 3.30%, due 11/18/21		6,440,000	6,441,301
				38,396,317
	Semiconductors 0.3%
	Freescale Semiconductor, Inc. 5.00%, due 5/15/21 (a)		3,860,000	3,937,200

	Telecommunications 2.6%
	Crown Castle Towers LLC 5.495%, due 1/15/37 (a)		3,578,000	3,639,007
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		946,000	1,035,870
	Intelsat Luxembourg S.A. 6.75%, due 6/1/18		475,000	347,938
	Level 3 Financing, Inc.
	5.375%, due 1/15/24 (a)		2,160,000	2,181,600
	5.375%, due 5/1/25		1,845,000	1,856,531
	Sprint Capital Corp.
	6.875%, due 11/15/28		755,000	497,356
	6.90%, due 5/1/19		475,000	380,000
	8.75%, due 3/15/32		325,000	229,125
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		500,000	501,250
	6.731%, due 4/28/22		4,500,000	4,618,125
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		480,000	494,304
	Telefonica Emisiones SAU 4.57%, due 4/27/23		7,610,000	8,037,180
	Verizon Communications, Inc.
	3.45%, due 3/15/21		785,000	811,021
	5.15%, due 9/15/23		9,680,000	10,708,984
	6.55%, due 9/15/43		845,000	986,500
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21		1,160,000	1,228,150
				37,552,941
	Toys, Games & Hobbies 0.4%
	Hasbro, Inc.
	5.10%, due 5/15/44		4,045,000	3,803,368
	6.35%, due 3/15/40		1,500,000	1,646,173
				5,449,541

	Total Corporate Bonds (Cost $849,916,045)			805,057,206

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.657%, due 12/25/36 (a)(b)		101,282	88,663
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.097%, due 12/10/49 (f)		3,339,884	3,453,440
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		2,470,000	2,748,492
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)		1,312,843	1,352,927
	TimberStar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (a)		160,000	163,435
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.953%, due 2/15/51 (f)		2,880,823	2,982,723
				10,789,680
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.78%, due 2/25/42 (a)(b)(c)(d)		316,657	269,159

	Total Mortgage-Backed Securities (Cost $10,983,658)			11,058,839

	U.S. Government & Federal Agencies 39.4%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21		188	207

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.8%
	2.50%, due 6/1/35 (b)		99,357	105,141
	3.00%, due 6/1/43		8,288,977	8,460,759
	3.50%, due 12/1/41		8,260,466	8,646,780
	3.50%, due 5/1/42		7,653,889	8,008,938
	3.50%, due 2/1/43		7,397,781	7,740,593
	3.50%, due 5/1/43		3,098,482	3,247,957
	3.50%, due 5/1/44		10,635,839	11,179,444
	4.00%, due 8/1/31		2,178,986	2,353,087
	4.00%, due 1/1/41		2,726,211	2,957,901
	4.00%, due 2/1/41		4,845,149	5,226,604
	4.00%, due 4/1/41		1,308,313	1,411,436
	4.00%, due 1/1/42		15,056,187	16,299,930
	4.00%, due 6/1/42		5,719,729	6,151,150
	4.00%, due 8/1/44		9,305,074	10,083,033
	4.50%, due 9/1/39		374,539	415,912
	4.50%, due 1/1/40		2,682,289	2,962,204
	4.50%, due 12/1/40		1,883,080	2,091,719
	4.50%, due 5/1/41		1,861,647	2,036,835
	4.50%, due 6/1/41		8,203,212	9,019,080
	4.50%, due 8/1/41		3,685,272	4,033,576
	5.00%, due 8/1/33		219,134	243,662
	5.50%, due 1/1/21		74,125	79,679
	5.50%, due 2/1/33		80,597	89,919
	5.50%, due 7/1/34		220,919	247,152
	5.50%, due 4/1/37		11,421	12,749
	5.50%, due 5/1/37		8,005	8,952
	5.50%, due 7/1/37		38,227	42,698
	5.50%, due 1/1/38		74,579	84,450
	6.00%, due 2/1/27		51,497	57,951
	6.00%, due 3/1/36		69,923	79,332
	6.50%, due 4/1/37		120,848	140,281
				113,518,904
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 14.6%
	3.00%, due 4/1/43		12,962,548	13,253,493
	3.50%, due 2/1/41		7,491,704	7,862,833
	3.50%, due 3/1/41		674,755	708,166
	3.50%, due 11/1/41		12,223,227	12,842,669
	3.50%, due 1/1/42		2,027,198	2,142,616
	3.50%, due 3/1/42		7,129,160	7,483,633
	3.50%, due 10/1/42		3,659,748	3,842,562
	3.50%, due 2/1/43		3,506,262	3,700,947
	3.50%, due 3/1/43		6,268,157	6,582,025
	3.50%, due 5/1/43		3,176,687	3,331,961
	3.50%, due 6/1/43		975,227	1,024,052
	3.50%, due 8/1/43 TBA (g)		11,100,000	11,624,866
	4.00%, due 9/1/31		1,674,404	1,808,467
	4.00%, due 11/1/40		1,260,792	1,369,628
	4.00%, due 1/1/41		3,446,077	3,733,723
	4.00%, due 2/1/41		17,970,896	19,269,446
	4.00%, due 3/1/41		3,435,621	3,732,469
	4.00%, due 10/1/41		4,276,428	4,645,920
	4.00%, due 1/1/42		8,020,950	8,655,286
	4.00%, due 2/1/42		2,116,101	2,267,766
	4.00%, due 3/1/42		11,014,155	11,896,581
	4.00%, due 7/1/42		2,343,167	2,528,492
	4.00%, due 9/1/42		4,605,603	4,950,168
	4.00%, due 9/1/44		6,857,050	7,331,774
	4.50%, due 4/1/18		17,868	18,520
	4.50%, due 7/1/18		105,886	109,749
	4.50%, due 11/1/18		138,496	143,992
	4.50%, due 6/1/23		187,940	199,588
	4.50%, due 6/1/39		11,202,130	12,273,633
	4.50%, due 8/1/39		4,194,606	4,635,734
	4.50%, due 9/1/39		4,298,806	4,697,136
	4.50%, due 1/1/40		644,298	702,162
	4.50%, due 8/1/40		1,251,559	1,362,956
	4.50%, due 9/1/40		8,449,376	9,231,790
	4.50%, due 12/1/40		8,480,783	9,308,835
	4.50%, due 7/1/41		4,050,518	4,459,585
	4.50%, due 8/1/41		2,199,409	2,422,087
	4.50%, due 8/1/42		2,324,584	2,559,925
	5.00%, due 9/1/17		31,279	32,487
	5.00%, due 9/1/20		26,575	27,731
	5.00%, due 10/1/20		64,705	68,889
	5.00%, due 12/1/20		98,399	104,075
	5.00%, due 7/1/33		449,921	499,239
	5.00%, due 10/1/33		183,089	203,204
	5.00%, due 5/1/35		1,022,633	1,132,701
	5.00%, due 6/1/35		1,836,375	2,036,616
	5.00%, due 7/1/35		178,718	197,812
	5.00%, due 1/1/36		213,766	236,606
	5.00%, due 2/1/36		1,593,772	1,763,992
	5.00%, due 5/1/36		581,161	643,232
	5.00%, due 9/1/36		155,502	172,086
	5.50%, due 2/1/17		12,427	12,576
	5.50%, due 6/1/21		137,492	148,691
	5.50%, due 6/1/33		1,015,534	1,145,627
	5.50%, due 11/1/33		160,410	181,003
	5.50%, due 12/1/33		117,022	131,928
	5.50%, due 4/1/34		424,150	478,974
	5.50%, due 5/1/34		586,413	661,838
	5.50%, due 6/1/34		154,375	174,544
	5.50%, due 3/1/35		209,231	235,600
	5.50%, due 4/1/36		396,581	445,983
	5.50%, due 12/1/36		102,132	114,395
	5.50%, due 1/1/37		511,819	586,950
	5.50%, due 4/1/37		325,230	363,695
	5.50%, due 7/1/37		483,118	553,947
	5.50%, due 8/1/37		137,402	154,762
	5.50%, due 9/1/37		3,303	3,700
	6.00%, due 8/1/17		4,409	4,504
	6.00%, due 1/1/33		59,306	67,724
	6.00%, due 3/1/33		66,982	76,602
	6.00%, due 8/1/34		2,668	3,048
	6.00%, due 9/1/35		169,671	194,707
	6.00%, due 6/1/36		71,601	81,144
	6.00%, due 12/1/36		126,984	144,664
	6.00%, due 4/1/37		49,953	55,233
	6.00%, due 9/1/37		18,485	20,961
	6.00%, due 10/1/37		189,020	204,778
	6.00%, due 11/1/37		15,334	17,368
	6.00%, due 1/1/38		2,532	2,870
	6.00%, due 11/1/38		131,893	149,206
	6.50%, due 6/1/31		22,194	25,380
	6.50%, due 8/1/31		13,847	16,527
	6.50%, due 10/1/31		10,730	12,709
	6.50%, due 6/1/32		32,482	37,145
	6.50%, due 6/1/36		7,956	9,536
	6.50%, due 7/1/36		14,793	17,120
	6.50%, due 8/1/36		1,746	1,996
	6.50%, due 11/1/36		77,340	89,929
	6.50%, due 2/1/37		32,046	38,747
	6.50%, due 7/1/37		6,737	7,790
	6.50%, due 8/1/37		25,661	29,408
	6.50%, due 9/1/37		63,520	72,639
	6.50%, due 3/1/38		109,843	125,611
				212,735,464
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.7%
	4.00%, due 11/20/40		525,692	566,751
	4.00%, due 12/20/44		8,569,841	9,170,970
	6.00%, due 2/15/29		11,243	12,792
	6.00%, due 4/15/29		66,417	76,566
	6.00%, due 8/15/32		138,431	159,680
	6.50%, due 7/15/28		18,924	22,285
	6.50%, due 5/15/29		9,526	11,209
				10,020,253
¤	United States Treasury Bonds 5.4%
	2.75%, due 11/15/42		9,610,000	9,642,655
	2.875%, due 8/15/45		13,062,000	13,349,769
	3.00%, due 11/15/44		32,555,000	34,139,517
	3.125%, due 8/15/44		7,075,000	7,611,702
	5.375%, due 2/15/31		8,650,000	12,152,913
	6.25%, due 5/15/30		1,240,000	1,857,723
				78,754,279
¤	United States Treasury Notes 10.8%
	1.00%, due 11/30/19		6,260,000	6,218,183
	1.25%, due 10/31/18		2,395,000	2,414,273
	1.25%, due 1/31/20		36,850,000	36,909,034
	1.375%, due 9/30/18		1,700,000	1,719,989
	2.00%, due 7/31/20		13,500,000	13,910,805
	2.00%, due 11/30/20		1,450,000	1,493,556
	2.125%, due 8/31/20		28,265,000	29,277,452
	2.125%, due 5/15/25		11,025,000	11,223,108
	2.25%, due 11/15/24		28,500,000	29,353,888
	2.50%, due 5/15/24		23,795,000	25,030,294
				157,550,582
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23		820,000	718,169

	Total U.S. Government & Federal Agencies (Cost $564,419,262)			573,297,858

	Total Long-Term Bonds (Cost $1,425,318,965)			1,389,413,903

			Shares
	Common Stock 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. (c)(d)(e)		2	869

	Total Common Stock (Cost $4)			869

			Principal Amount
	Short-Term Investment 4.1%
	Repurchase Agreement 4.1%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $59,232,821 (Collateralized by a United State Treasury Note with a rate of 1.625% and a maturity date of 8/31/19, with a Principal Amount of $58,945,000 and a Market Value of $60,418,625)		$59,232,673	59,232,673

	Total Short-Term Investment (Cost $59,232,673)			59,232,673

	Total Investments (Cost $1,484,551,642)(h)		99.7%	1,448,647,445

	Other Assets, Less Liabilities		0.3	4,302,642
	Net Assets		100.0%	$1,452,950,087

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2016.
(c)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $318,403, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of these securities was $394,079, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Restricted security.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2016.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2016, the total net market value of these securities was $11,624,866, which represented 0.8% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of January 31, 2016, cost was $1,484,593,364 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$21,683,564
Gross unrealized depreciation	(57,629,483)
Net unrealized depreciation	$(35,945,919)

As of January 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Pound Sterling vs. U.S. Dollar	2/18/16	JPMorgan Chase Bank	GBP	2,622,000	$3,989,557	$253,402
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$253,402

As of January 31, 2016, the Fund held the following futures contracts 1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,012)	March 2016	$(439,873,500)	$(2,125,274)
5-Year United States Treasury Note	(133)	March 2016	(16,049,360)	(280,840)
10-Year United States Treasury Note	(687)	March 2016	(89,020,172)	(2,422,113)
United States Treasury Long Bond	202	March 2016	32,528,313	1,729,181
			$(512,414,719)	$(3,099,046)

1. As of January 31, 2016, cash in the amount of $1,841,025 was on deposit with brokers for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2016.

The following abbreviations are used in the preceding pages:
GBP	—British Pound Sterling
MTN	—Medium Term Note

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds (b)	$—	$805,008,831	$48,375	$805,057,206
Mortgage-Backed Securities (c)	—	10,789,680	269,159	11,058,839
U.S. Government & Federal Agencies	—	573,297,858	—	573,297,858
Total Long-Term Bonds	—	1,389,096,369	317,534	1,389,413,903
Common Stock (d)	—	—	869	869
Short-Term Investment
Repurchase Agreement	—	59,232,673	—	59,232,673
Total Investments in Securities	—	1,448,329,042	318,403	1,448,647,445
Other Financial Instruments
Foreign Currency Forward Contract (e)	—	253,402	—	253,402
Futures Contracts Long (e)	1,729,181	—	—	1,729,181
Total Other Financial Instruments	1,729,181	253,402	—	1,982,583
Total Investments in Securities and Other Financial Instruments	$1,729,181	$1,448,582,444	$318,403	$1,450,630,028

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (e)	$(4,828,227)	$—	$—	$(4,828,227)
Total Other Financial Instruments	$(4,828,227)	$—	$—	$(4,828,227)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $48,375 is held in Oil & Gas within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $269,159 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $869 is held in Media within the Common Stock section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2016
Long-Term Bonds
Corporate Bonds
Oil & Gas	$58,500	$-	$-	$(10,125)	$-	$-	$-	$-	$48,375	$(10,125)
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	259,712	-	-	9,447	-	-	-	-	269,159	9,447
Common Stock
Media	869	-	-	-	-	-	-	-	869	-
Total	$319,081	$-	$-	$(678)	$-	$-	$-	$-	$318,403	$(678)

As of January 31, 2016, the Fund held the following restricted securities:

Security	Date of Acquisition	Principal Amount/ Shares	Cost	1/31/16 Value	Percent of Net Assets
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond 6.775%, due 3/15/19	11/26/14	$225,000	$—	$48,375	0.0	%‡
ION Media Networks, Inc.
Common Stock	3/12/10	2	4	869	0.0	‡
Total			$4	$49,244	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 128.4% †
	Aerospace & Defense 3.0%
	Aerojet Rocketdyne Holdings, Inc. (a)	26,200	$430,990
	Boeing Co. (The) (b)	61,900	7,436,047
	General Dynamics Corp.	6,658	890,641
	Huntington Ingalls Industries, Inc.	47,143	6,028,647
	Lockheed Martin Corp.	6,400	1,350,400
	Spirit AeroSystems Holdings, Inc. Class A (a)	127,200	5,393,280
	Textron, Inc.	155,500	5,321,210
	United Technologies Corp.	10,644	933,372
			27,784,587
	Air Freight & Logistics 0.2%
	FedEx Corp.	12,000	1,594,560

	Airlines 1.1%
	Hawaiian Holdings, Inc. (a)	2,232	78,589
	JetBlue Airways Corp. (a)	50,100	1,067,631
	SkyWest, Inc.	204,800	3,076,096
	United Continental Holdings, Inc. (a)	126,001	6,083,328
			10,305,644
	Auto Components 1.3%
	American Axle & Manufacturing Holdings, Inc. (a)	51,800	664,076
	Cooper Tire & Rubber Co.	74,200	2,705,332
	Goodyear Tire & Rubber Co. (The) (b)	75,100	2,133,591
	Lear Corp.	48,313	5,016,339
	Tenneco, Inc. (a)	2,100	80,241
	Tower International, Inc.	61,000	1,404,220
			12,003,799
	Automobiles 1.1%
	Ford Motor Co.	258,300	3,084,102
	General Motors Co.	105,928	3,139,706
	Tesla Motors, Inc. (a)	4,200	803,040
	Thor Industries, Inc.	56,700	2,972,781
			9,999,629
	Banks 6.3%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	88,500	2,063,820
	Bank of America Corp. (b)	766,583	10,839,484
	BB&T Corp.	11,103	362,624
	Citigroup, Inc.	101,168	4,307,733
	Comerica, Inc.	51,400	1,763,020
	Customers Bancorp, Inc. (a)	28,100	705,310
	Fifth Third Bancorp	148,299	2,343,124
	First Republic Bank	58,202	3,957,736
	Great Western Bancorp, Inc.	33,123	865,173
¤	JPMorgan Chase & Co. (b)	245,719	14,620,280
	KeyCorp	374,681	4,181,440
	SunTrust Banks, Inc.	129,363	4,732,099
	SVB Financial Group (a)	2,300	233,036
	Wells Fargo & Co. (b)	150,567	7,562,980
			58,537,859
	Beverages 2.1%
	Coca-Cola Bottling Co. Consolidated	9,100	1,600,690
	Coca-Cola Co. (The)	54,089	2,321,500
	Coca-Cola Enterprises, Inc. (b)	129,400	6,006,748
	PepsiCo., Inc. (b)	96,084	9,541,141
			19,470,079
	Biotechnology 6.8%
	AbbVie, Inc. (b)	180,600	9,914,940
	Acorda Therapeutics, Inc. (a)	89,208	3,284,638
	AMAG Pharmaceuticals, Inc. (a)	36,300	831,633
	Amgen, Inc. (b)	72,227	11,031,230
	Arena Pharmaceuticals, Inc. (a)	392,800	593,128
	Array BioPharma, Inc. (a)	253,300	782,697
	Biogen, Inc. (a)(b)	30,000	8,191,800
	Celgene Corp. (a)	20,500	2,056,560
	Cepheid, Inc. (a)	36,100	1,063,145
	Cytokinetics, Inc. (a)	31,500	242,550
	Emergent BioSolutions, Inc. (a)	35,900	1,313,940
	Enanta Pharmaceuticals, Inc. (a)	20,000	514,000
	FibroGen, Inc. (a)	48,700	987,636
	Genomic Health, Inc. (a)	22,600	650,880
	Gilead Sciences, Inc. (b)	127,900	10,615,700
	ImmunoGen, Inc. (a)	156,300	1,326,987
	Infinity Pharmaceuticals, Inc. (a)	22,100	137,241
	MacroGenics, Inc. (a)	43,314	871,911
	Medivation, Inc. (a)	30,300	990,810
	Momenta Pharmaceuticals, Inc. (a)	1,007	12,507
	NewLink Genetics Corp. (a)	63,700	1,551,732
	Orexigen Therapeutics, Inc. (a)	301,500	551,745
	Progenics Pharmaceuticals, Inc. (a)	17,500	72,975
	Raptor Pharmaceutical Corp. (a)	231,700	949,970
	Regeneron Pharmaceuticals, Inc. (a)	200	84,018
	Repligen Corp. (a)	65,900	1,459,685
	Retrophin, Inc. (a)	93,700	1,402,689
	Spectrum Pharmaceuticals, Inc. (a)	119,900	594,704
	United Therapeutics Corp. (a)	12,700	1,564,386
			63,645,837
	Building Products 1.9%
	American Woodmark Corp. (a)	50,200	3,463,800
	Apogee Enterprises, Inc.	9,214	366,533
	Armstrong World Industries, Inc. (a)	83,900	3,245,252
	Gibraltar Industries, Inc. (a)	36,600	777,384
	Owens Corning	123,100	5,685,989
	Patrick Industries, Inc. (a)	26,700	933,165
	Universal Forest Products, Inc.	52,200	3,596,058
	USG Corp. (a)	3,587	64,171
			18,132,352
	Capital Markets 2.9%
	Ameriprise Financial, Inc.	26,400	2,393,160
	Bank of New York Mellon Corp. (The) (b)	198,834	7,201,768
	Charles Schwab Corp. (The)	23,489	599,674
	E*TRADE Financial Corp. (a)	89,047	2,097,947
	Lazard, Ltd. Class A (b)	83,040	2,988,610
	Legg Mason, Inc.	43,700	1,338,094
	LPL Financial Holdings, Inc.	97,292	2,959,623
	Raymond James Financial, Inc.	100,900	4,420,429
	State Street Corp.	56,621	3,155,488
			27,154,793
	Chemicals 2.1%
	Cabot Corp.	53,000	2,138,020
	CF Industries Holdings, Inc.	13,100	393,000
	Dow Chemical Co. (The)	93,400	3,922,800
	Eastman Chemical Co.	34,200	2,093,382
	Huntsman Corp.	200,800	1,732,904
	Innospec, Inc.	184	9,173
	Kraton Performance Polymers, Inc. (a)	78,000	1,145,040
	LyondellBasell Industries N.V. Class A	57,293	4,467,135
	Mosaic Co. (The)	42,300	1,019,430
	Stepan Co.	36,600	1,645,536
	Trinseo S.A. (a)	26,600	632,814
	Westlake Chemical Corp.	6,100	277,428
			19,476,662
	Commercial Services & Supplies 0.9%
	Clean Harbors, Inc. (a)	26,100	1,156,491
	Pitney Bowes, Inc.	91,800	1,797,444
	R.R. Donnelley & Sons Co.	144,300	2,015,871
	Tyco International PLC	9,176	315,563
	Waste Management, Inc.	55,100	2,917,545
			8,202,914
	Communications Equipment 1.9%
	ARRIS International PLC (a)	54,600	1,390,662
	Brocade Communications Systems, Inc.	67,700	540,246
	Cisco Systems, Inc.	163,525	3,890,260
	EchoStar Corp. Class A (a)	62,019	2,178,727
	Ixia (a)	9,268	88,695
	Juniper Networks, Inc.	131,100	3,093,960
	NETGEAR, Inc. (a)	93,500	3,494,095
	Palo Alto Networks, Inc. (a)	3,244	484,946
	Polycom, Inc. (a)	10,700	109,033
	QUALCOMM, Inc.	49,000	2,221,660
			17,492,284
	Construction & Engineering 0.6%
	Comfort Systems USA, Inc.	130,000	3,684,200
	MasTec, Inc. (a)	141,400	2,183,216
			5,867,416
	Construction Materials 0.4%
	U.S. Concrete, Inc. (a)	73,100	3,324,588

	Consumer Finance 0.2%
	SLM Corp. (a)	342,800	2,193,920

	Containers & Packaging 0.2%
	Graphic Packaging Holding Co.	111,700	1,268,912
	International Paper Co.	4,588	156,955
			1,425,867
	Distributors 0.1%
	Core-Mark Holding Co., Inc.	9,000	731,610

	Diversified Consumer Services 0.2%
	Regis Corp. (a)	134,200	2,004,948

	Diversified Financial Services 1.2%
	Berkshire Hathaway, Inc. Class B (a)(b)	75,689	9,822,162
	Voya Financial, Inc.	51,500	1,574,870
			11,397,032
	Diversified Telecommunication Services 2.6%
	AT&T, Inc. (b)	309,669	11,166,664
	Atlantic Tele-Network, Inc.	6,800	523,532
	Inteliquent, Inc.	49,200	845,256
	Verizon Communications, Inc. (b)	172,338	8,611,730
	Vonage Holdings Corp. (a)	626,100	3,211,893
			24,359,075
	Electric Utilities 0.8%
	Entergy Corp.	7,897	557,370
	Exelon Corp. (b)	245,700	7,265,349
			7,822,719
	Electrical Equipment 0.5%
	Eaton Corp. PLC	18,600	939,486
	Emerson Electric Co.	1,836	84,419
	Encore Wire Corp.	54,600	2,031,666
	EnerSys	8,900	431,027
	Regal Beloit Corp.	16,700	938,707
			4,425,305
	Electronic Equipment, Instruments & Components 3.2%
	Arrow Electronics, Inc. (a)	104,300	5,381,880
	Avnet, Inc.	143,500	5,728,520
	Benchmark Electronics, Inc. (a)	3,900	81,900
	ePlus, Inc. (a)	8,700	823,977
	Ingram Micro, Inc. Class A	200,700	5,659,740
	Insight Enterprises, Inc. (a)	13,800	326,094
	Jabil Circuit, Inc.	176,041	3,504,976
	QLogic Corp. (a)	23,200	297,424
	Sanmina Corp. (a)	195,600	3,665,544
	SYNNEX Corp.	12,800	1,074,560
	Tech Data Corp. (a)	59,100	3,687,840
	TTM Technologies, Inc. (a)	918	5,352
			30,237,807
	Energy Equipment & Services 0.8%
	Baker Hughes, Inc.	26,500	1,153,015
	FMC Technologies, Inc. (a)	34,300	862,645
	Halliburton Co.	35,700	1,134,903
	National Oilwell Varco, Inc.	2,652	86,296
	Schlumberger, Ltd.	42,643	3,081,810
	Superior Energy Services, Inc.	134,700	1,388,757
			7,707,426
	Food & Staples Retailing 0.9%
	CVS Health Corp.	17,300	1,671,007
	Ingles Markets, Inc. Class A	10,000	383,600
	Kroger Co. (The)	139,154	5,400,567
	Rite Aid Corp. (a)	143,800	1,120,202
	Wal-Mart Stores, Inc.	3,292	218,457
			8,793,833
	Food Products 3.4%
	Archer-Daniels-Midland Co.	28,800	1,018,080
	Bunge, Ltd.	6,400	396,864
	ConAgra Foods, Inc.	112,301	4,676,214
	Dean Foods Co.	212,300	4,241,754
	Flowers Foods, Inc.	180,200	3,701,308
	Fresh Del Monte Produce, Inc.	54,400	2,220,064
	Ingredion, Inc.	63,500	6,395,720
	Omega Protein Corp. (a)	41,600	939,744
	Pilgrim's Pride Corp. (a)	109,200	2,422,056
	Pinnacle Foods, Inc.	7,500	321,675
	Sanderson Farms, Inc.	8,350	678,187
	Tyson Foods, Inc. Class A	85,000	4,535,600
			31,547,266
	Gas Utilities 0.2%
	UGI Corp.	51,900	1,764,600

	Health Care Equipment & Supplies 4.0%
	Abbott Laboratories (b)	145,100	5,492,035
	Baxter International, Inc.	13,200	483,120
	C.R. Bard, Inc.	7,800	1,429,506
	Cynosure, Inc. Class A (a)	76,800	2,780,160
	DENTSPLY International, Inc.	1,606	94,577
	Greatbatch, Inc. (a)	35,100	1,355,211
	Halyard Health, Inc. (a)	49,800	1,235,040
	Hill-Rom Holdings, Inc.	59,600	2,913,248
	ICU Medical, Inc. (a)	1,800	173,250
	Inogen, Inc. (a)	45,900	1,525,716
	Masimo Corp. (a)	31,900	1,172,325
	Medtronic PLC	68,000	5,162,560
	Merit Medical Systems, Inc. (a)	153,400	2,538,770
	NuVasive, Inc. (a)	36,607	1,688,315
	Orthofix International N.V. (a)	56,500	2,230,055
	St. Jude Medical, Inc. (b)	109,900	5,809,314
	Varian Medical Systems, Inc. (a)	23,200	1,789,416
			37,872,618
	Health Care Providers & Services 4.5%
	Amedisys, Inc. (a)	20,300	725,725
	AmerisourceBergen Corp. (b)	67,700	6,063,212
	Anthem, Inc.	38,662	5,045,004
	Cardinal Health, Inc.	27,210	2,214,078
	Centene Corp. (a)(b)	93,700	5,815,022
	Cross Country Healthcare, Inc. (a)	46,100	663,840
	LHC Group, Inc. (a)	35,500	1,346,160
	Magellan Health, Inc. (a)	8,600	490,200
	McKesson Corp. (b)	42,500	6,841,650
	Molina Healthcare, Inc. (a)	64,900	3,563,659
	PharMerica Corp. (a)	55,200	1,638,888
	Providence Service Corp. (The) (a)	51,100	2,268,840
	RadNet, Inc. (a)	144,900	866,502
	UnitedHealth Group, Inc.	7,754	892,951
	WellCare Health Plans, Inc. (a)	48,500	3,685,030
			42,120,761
	Health Care Technology 0.9%
	Allscripts Healthcare Solutions, Inc. (a)	389,800	5,371,444
	HMS Holdings Corp. (a)	164,800	1,985,840
	IMS Health Holdings, Inc. (a)	55,000	1,271,600
	Quality Systems, Inc.	15,300	200,583
			8,829,467
	Hotels, Restaurants & Leisure 3.7%
	Aramark	105,400	3,367,530
	BJ's Restaurants, Inc. (a)	39,800	1,707,022
	Bloomin' Brands, Inc.	55,100	973,066
	Carnival Corp. (b)	127,500	6,136,575
	Dave & Buster's Entertainment, Inc. (a)	41,600	1,508,832
	Del Frisco's Restaurant Group, Inc. (a)	11,000	174,240
	Hilton Worldwide Holdings, Inc.	29,500	525,395
	Isle of Capri Casinos, Inc. (a)	124,400	1,574,904
	McDonald's Corp.	33,700	4,171,386
	MGM Resorts International (a)	247,700	4,973,816
	Panera Bread Co. Class A (a)	6,100	1,183,400
	Penn National Gaming, Inc. (a)	192,200	2,715,786
	Pinnacle Entertainment, Inc. (a)	3,882	118,556
	Red Robin Gourmet Burgers, Inc. (a)	15,600	963,144
	Starbucks Corp.	71,600	4,351,132
	Yum! Brands, Inc.	5,200	376,324
			34,821,108
	Household Durables 1.8%
	Cavco Industries, Inc. (a)	2,300	192,878
	D.R. Horton, Inc.	210,900	5,801,859
	Ethan Allen Interiors, Inc.	57,900	1,545,930
	Harman International Industries, Inc.	48,500	3,607,915
	La-Z-Boy, Inc.	53,178	1,140,136
	Leggett & Platt, Inc.	39,700	1,647,947
	Whirlpool Corp.	17,368	2,334,086
	Zagg, Inc. (a)	70,900	653,698
			16,924,449
	Household Products 1.0%
	Procter & Gamble Co. (The) (b)	114,959	9,391,001

	Independent Power & Renewable Electricity Producers 0.4%
	AES Corp.	407,600	3,872,200

	Industrial Conglomerates 1.9%
	Carlisle Cos., Inc.	69,800	5,840,864
¤	General Electric Co. (b)	401,285	11,677,393
			17,518,257
	Insurance 4.7%
	Allstate Corp. (The)	112,700	6,829,620
	American Equity Investment Life Holding Co.	35,300	642,107
	American International Group, Inc. (b)	138,126	7,801,356
	AmTrust Financial Services, Inc.	80,700	4,615,233
	Assured Guaranty, Ltd.	131,300	3,122,314
	Axis Capital Holdings, Ltd.	7,800	420,498
	Hartford Financial Services Group, Inc. (The)	91,100	3,660,398
	Heritage Insurance Holdings, Inc.	25,000	495,500
	Lincoln National Corp.	81,200	3,204,152
	MetLife, Inc. (b)	169,500	7,568,175
	Prudential Financial, Inc. (b)	82,700	5,795,616
	Universal Insurance Holdings, Inc.	5,300	99,322
			44,254,291
	Internet & Catalog Retail 2.7%
¤	Amazon.com, Inc. (a)(b)	27,123	15,921,201
	Expedia, Inc.	53,932	5,449,289
	Netflix, Inc. (a)	20,300	1,864,352
	Nutrisystem, Inc.	20,500	406,105
	Priceline Group, Inc. (The) (a)	1,300	1,384,461
			25,025,408
	Internet Software & Services 5.7%
	Akamai Technologies, Inc. (a)	46,300	2,112,206
¤	Alphabet, Inc.
	Class A (a)(b)	15,337	11,676,825
	Class C (a)(b)	20,123	14,950,383
	Blucora, Inc. (a)	168,400	1,453,292
	DHI Group, Inc. (a)	85,200	793,212
	EarthLink Holdings Corp.	270,000	1,598,400
	eBay, Inc. (a)(b)	56,457	1,324,481
¤	Facebook, Inc. Class A (a)(b)	103,300	11,591,293
	IAC/InterActiveCorp	35,900	1,864,646
	Monster Worldwide, Inc. (a)	595,100	2,969,549
	Rackspace Hosting, Inc. (a)	77,800	1,572,338
	RetailMeNot, Inc. (a)	132,700	1,207,570
	Yelp, Inc. (a)	32,500	680,875
			53,795,070
	IT Services 4.3%
	Accenture PLC Class A (b)	3,500	369,390
	Amdocs, Ltd.	59,600	3,262,504
	Automatic Data Processing, Inc.	9,359	777,639
	CoreLogic, Inc. (a)	82,100	2,930,970
	Fidelity National Information Services, Inc.	14,200	848,166
	Global Payments, Inc.	47,000	2,770,650
	International Business Machines Corp. (b)	50,307	6,277,811
	Leidos Holdings, Inc.	103,200	4,759,584
	MasterCard, Inc. Class A	47,700	4,246,731
	NeuStar, Inc. Class A (a)	2,700	66,366
	PayPal Holdings, Inc. (a)	42,757	1,545,238
	Teradata Corp. (a)	2,700	65,718
	Visa, Inc. Class A (b)	93,300	6,949,917
	Western Union Co. (The)	151,900	2,709,896
	WEX, Inc. (a)	31,800	2,308,998
	Xerox Corp.	69,411	676,757
			40,566,335
	Leisure Products 0.1%
	Brunswick Corp.	25,500	1,016,175
	Polaris Industries, Inc.	700	51,688
			1,067,863
	Life Sciences Tools & Services 1.7%
	Bio-Rad Laboratories, Inc. Class A (a)	27,300	3,483,753
	Bruker Corp. (a)	106,300	2,373,679
	Quintiles Transnational Holdings, Inc. (a)	88,000	5,353,040
	Research Holdings, Inc. Class A (a)	44,500	1,874,785
	Thermo Fisher Scientific, Inc.	5,000	660,300
	VWR Corp. (a)	73,100	1,788,026
			15,533,583
	Machinery 2.2%
	AGCO Corp.	76,100	3,711,397
	Briggs & Stratton Corp.	33,400	656,644
	Chart Industries, Inc. (a)	52,600	852,646
	Cummins, Inc.	2,606	234,253
	Dover Corp.	8,121	474,673
	Global Brass & Copper Holdings, Inc.	32,500	673,075
	Greenbrier Cos., Inc. (The)	50,200	1,298,172
	Kennametal, Inc.	21,400	378,780
	Meritor, Inc. (a)	61,100	417,313
	PACCAR, Inc.	41,100	2,016,777
	Terex Corp.	54,100	1,211,840
	Trinity Industries, Inc.	123,800	2,651,796
	Valmont Industries, Inc.	23,500	2,504,865
	Wabash National Corp. (a)	348,200	3,851,092
			20,933,323
	Marine 0.1%
	Matson, Inc.	26,100	1,054,701

	Media 3.4%
	AMC Entertainment Holdings, Inc. Class A	33,300	725,940
	Cablevision Systems Corp. Class A (b)	190,000	6,062,900
	Carmike Cinemas, Inc. (a)	65,200	1,446,136
	Cinemark Holdings, Inc.	42,200	1,244,478
	Comcast Corp. Class A (b)	177,760	9,903,010
	DISH Network Corp. Class A (a)	17,400	839,898
	Eros International PLC (a)	30,746	270,257
	John Wiley & Sons, Inc. Class A	10,800	451,440
	New Media Investment Group, Inc.	45,800	793,256
	Scholastic Corp.	300	10,299
	Time, Inc.	50,000	750,000
	Viacom, Inc. Class B	31,700	1,446,788
	Walt Disney Co. (The) (b)	80,875	7,749,442
			31,693,844
	Metals & Mining 1.2%
	Century Aluminum Co. (a)	75,500	356,360
	Newmont Mining Corp.	218,000	4,351,280
	Nucor Corp.	5,139	200,781
	Reliance Steel & Aluminum Co.	60,000	3,416,400
	Steel Dynamics, Inc.	177,716	3,261,088
			11,585,909
	Multi-Utilities 0.8%
	MDU Resources Group, Inc.	286,800	4,841,184
	PG&E Corp.	45,200	2,481,932
			7,323,116
	Multiline Retail 0.6%
	Big Lots, Inc.	12,500	484,750
	Kohl's Corp.	28,900	1,437,775
	Macy's, Inc.	40,900	1,652,769
	Target Corp.	30,099	2,179,770
			5,755,064
	Oil, Gas & Consumable Fuels 6.0%
	Alon USA Energy, Inc.	136,100	1,712,138
	Anadarko Petroleum Corp.	7,235	282,816
	Apache Corp.	15,800	672,132
	Cabot Oil & Gas Corp.	46,700	969,025
	Chevron Corp. (b)	121,159	10,476,619
	Concho Resources, Inc. (a)	1,500	142,695
	ConocoPhillips	46,054	1,799,790
	Delek US Holdings, Inc.	51,500	876,530
	Devon Energy Corp.	71,800	2,003,220
	DHT Holdings, Inc.	142,300	822,494
	EOG Resources, Inc.	18,508	1,314,438
¤	Exxon Mobil Corp. (b)	198,445	15,448,943
	Green Plains, Inc.	1,100	20,845
	Hess Corp.	3,532	150,110
	HollyFrontier Corp.	45,727	1,599,073
	Kinder Morgan, Inc.	37,951	624,294
	Marathon Oil Corp.	16,100	156,653
	Marathon Petroleum Corp.	80,632	3,369,611
	Murphy Oil Corp.	74,600	1,462,906
	Noble Energy, Inc.	6,200	200,694
	PBF Energy, Inc. Class A	30,100	1,053,199
	Pioneer Natural Resources Co.	1,748	216,665
	QEP Resources, Inc.	131,000	1,679,420
	SemGroup Corp. Class A	72,400	1,602,936
	SM Energy Co.	94,900	1,326,702
	Spectra Energy Corp.	6,224	170,849
	Tesoro Corp.	12,054	1,051,712
	Valero Energy Corp.	58,259	3,954,038
	Western Refining, Inc.	30,300	996,870
	Williams Cos., Inc. (The)	16,100	310,730
			56,468,147
	Paper & Forest Products 0.1%
	Domtar Corp.	31,500	1,015,875

	Personal Products 0.7%
	Estee Lauder Cos., Inc. (The) Class A	17,200	1,466,300
	Herbalife, Ltd. (a)	111,500	5,152,415
			6,618,715
	Pharmaceuticals 4.9%
	Allergan PLC (a)	12,600	3,583,818
	Bristol-Myers Squibb Co.	51,000	3,170,160
	Catalent, Inc. (a)	404	9,506
	Depomed, Inc. (a)	121,100	1,857,674
	Eli Lilly & Co.	81,361	6,435,655
	Impax Laboratories, Inc. (a)	20,300	760,641
¤	Johnson & Johnson (b)	115,692	12,082,873
	Lannett Co., Inc. (a)	7,242	184,744
	Merck & Co., Inc.	98,596	4,995,859
	Pfizer, Inc. (b)	297,211	9,061,963
	Phibro Animal Health Corp. Class A	19,900	667,645
	Sagent Pharmaceuticals, Inc. (a)	4,021	60,757
	Sucampo Pharmaceuticals, Inc. Class A (a)	40,000	506,000
	Supernus Pharmaceuticals, Inc. (a)	135,900	1,541,106
	Zogenix, Inc. (a)	64,200	608,616
			45,527,017
	Professional Services 1.4%
	Insperity, Inc.	51,900	2,331,867
	ManpowerGroup, Inc.	74,860	5,715,561
	Robert Half International, Inc.	39,400	1,724,538
	TrueBlue, Inc. (a)	124,400	2,841,296
			12,613,262
	Real Estate Investment Trusts 2.6%
	Brandywine Realty Trust	50,800	651,764
	CBL & Associates Properties, Inc.	102,800	1,105,100
	Crown Castle International Corp.	23,800	2,051,560
	Equinix, Inc.	7,698	2,390,768
	Equity Commonwealth (a)	45,200	1,215,428
	Equity Residential	17,000	1,310,530
	Gaming and Leisure Properties, Inc.	31,900	831,952
	Hospitality Properties Trust	73,200	1,726,788
	Host Hotels & Resorts, Inc.	100,500	1,391,925
	Iron Mountain, Inc.	10,600	291,924
	Lamar Advertising Co. Class A	35,200	1,975,072
	Outfront Media, Inc.	92,500	2,011,875
	Public Storage	7,000	1,774,920
	Simon Property Group, Inc.	4,900	912,772
	Taubman Centers, Inc.	3,349	237,913
	Weyerhaeuser Co.	121,000	3,098,810
	WP Glimcher, Inc.	140,500	1,275,740
			24,254,841
	Real Estate Management & Development 1.1%
	Altisource Portfolio Solutions S.A. (a)	133,000	3,843,700
	CBRE Group, Inc. Class A (a)	92,600	2,590,022
	Jones Lang LaSalle, Inc.	10,800	1,519,776
	Marcus & Millichap, Inc. (a)	3,600	85,104
	Realogy Holdings Corp. (a)	59,800	1,961,440
	RMR Group, Inc. (The) Class A (a)	964	20,099
			10,020,141
	Road & Rail 0.4%
	AMERCO	4,600	1,686,590
	Avis Budget Group, Inc. (a)	35,700	937,839
	J.B. Hunt Transport Services, Inc.	16,700	1,214,090
	Ryder System, Inc.	5,200	276,484
			4,115,003
	Semiconductors & Semiconductor Equipment 3.0%
	Avago Technologies, Ltd.	12,200	1,631,262
	Cree, Inc. (a)	26,300	737,189
	First Solar, Inc. (a)	80,300	5,513,398
	Intel Corp. (b)	332,332	10,308,939
	Marvell Technology Group, Ltd.	18,300	161,955
	Micron Technology, Inc. (a)	119,800	1,321,394
	ON Semiconductor Corp. (a)	337,100	2,885,576
	Teradyne, Inc.	290,400	5,642,472
			28,202,185
	Software 4.2%
	Cadence Design Systems, Inc. (a)	264,100	5,165,796
	Citrix Systems, Inc. (a)	86,800	6,115,928
	Gigamon, Inc. (a)	77,000	2,013,550
¤	Microsoft Corp. (b)	329,808	18,169,123
	Nuance Communications, Inc. (a)(b)	297,800	5,250,214
	Oracle Corp.	8,462	307,255
	Rubicon Project, Inc. (The) (a)	13,200	178,068
	Symantec Corp.	106,113	2,105,282
			39,305,216
	Specialty Retail 3.1%
	Aaron's, Inc.	24,400	558,272
	Advance Auto Parts, Inc.	9,900	1,505,295
	Ascena Retail Group, Inc. (a)	100,600	742,428
	Best Buy Co., Inc.	30,700	857,451
	Build-A-Bear Workshop, Inc. (a)	7,600	99,408
	Caleres, Inc.	21,700	583,296
	CST Brands, Inc.	3,060	118,544
	Dick's Sporting Goods, Inc.	17,500	683,900
	Express, Inc. (a)	110,800	1,879,168
	Foot Locker, Inc.	10,900	736,404
	GameStop Corp. Class A	39,604	1,038,021
	GNC Holdings, Inc. Class A	69,000	1,932,690
	Home Depot, Inc. (The) (b)	58,329	7,335,455
	Lowe's Cos., Inc.	71,416	5,117,671
	Murphy USA, Inc. (a)	26,000	1,504,100
	O'Reilly Automotive, Inc. (a)	4,300	1,121,870
	Office Depot, Inc. (a)	206,300	1,062,445
	Outerwall, Inc.	1,300	43,940
	Penske Auto Group, Inc.	39,300	1,232,841
	Staples, Inc.	80,500	718,060
	TJX Cos., Inc. (The)	4,700	334,828
			29,206,087
	Technology Hardware, Storage & Peripherals 2.9%
¤	Apple, Inc. (b)	229,270	22,317,142
	Hewlett Packard Enterprise Co.	43,301	595,822
	HP, Inc.	76,501	742,824
	Lexmark International, Inc. Class A	55,200	1,557,192
	NCR Corp. (a)	85,000	1,813,900
			27,026,880
	Textiles, Apparel & Luxury Goods 1.3%
	Carter's, Inc.	38,200	3,713,804
	Coach, Inc.	12,500	463,125
	Movado Group, Inc.	51,600	1,326,120
	NIKE, Inc. Class B (b)	65,300	4,049,253
	Oxford Industries, Inc.	1,600	111,776
	PVH Corp.	17,111	1,255,605
	Ralph Lauren Corp.	11,600	1,305,000
			12,224,683
	Thrifts & Mortgage Finance 1.0%
	Flagstar Bancorp, Inc. (a)	6,700	124,955
	LendingTree, Inc. (a)	39,300	2,896,017
	New York Community Bancorp, Inc.	273,300	4,230,684
	Walker & Dunlop, Inc. (a)	70,700	1,693,972
			8,945,628
	Tobacco 1.1%
	Altria Group, Inc.	47,800	2,921,058
	Philip Morris International, Inc.	41,400	3,726,414
	Reynolds American, Inc.	20,100	1,003,995
	Universal Corp.	56,200	3,075,826
			10,727,293
	Trading Companies & Distributors 0.7%
	HD Supply Holdings, Inc. (a)	133,000	3,493,910
	MRC Global, Inc. (a)	195,200	1,961,760
	NOW, Inc. (a)	16,700	226,452
	United Rentals, Inc. (a)	24,300	1,164,213
	WESCO International, Inc. (a)	1,500	60,570
			6,906,905
	Wireless Telecommunication Services 1.3%
	T-Mobile U.S., Inc. (a)	158,300	6,355,745
	Telephone & Data Systems, Inc.	221,425	5,134,846
	United States Cellular Corp. (a)	21,800	820,552
			12,311,143
	Total Common Stocks (Cost $1,212,032,822)		1,202,831,800

	Exchange-Traded Fund 1.8% (c)
¤	SPDR S&P 500 ETF Trust	89,395	17,331,009

	Total Exchange-Traded Funds (Cost $16,783,826)		17,331,009

		Principal Amount
	Short-Term Investment 0.6%
	Repurchase Agreement 0.6%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $5,611,507 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 4/30/19, with a Principal Amount of $5,605,000 and a Market Value of $5,728,237)	$5,611,493	5,611,493

	Total Short-Term Investment (Cost $5,611,493)		5,611,493

	Total Investments, Before Investments Sold Short (Cost $1,234,428,141) (f)	130.8%	1,225,774,302

		Shares
	Investments Sold Short (30.5%)
	Common Stocks Sold Short (30.5%)
	Aerospace & Defense (0.4%)
	Aerovironment, Inc. (a)	(14,400)	(367,344)
	KEYW Holding Corp. (The) (a)	(75,859)	(356,537)
	TASER International, Inc. (a)	(202,400)	(3,114,936)
			(3,838,817)
	Air Freight & Logistics (0.3%)
	XPO Logistics, Inc. (a)	(140,900)	(3,219,565)

	Airlines (0.0%)‡
	Republic Airways Holdings, Inc. (a)	(58,900)	(125,457)

	Auto Components (0.7%)
	Dorman Products, Inc. (a)	(74,800)	(3,238,840)
	Gentherm, Inc. (a)	(618)	(24,726)
	Motorcar Parts of America, Inc. (a)	(85,100)	(2,924,887)
			(6,188,453)
	Automobiles (0.2%)
	Harley-Davidson, Inc.	(46,800)	(1,872,000)

	Banks (0.2%)
	Ameris Bancorp	(6,300)	(182,259)
	Bank of the Ozarks, Inc.	(11,750)	(520,995)
	PacWest Bancorp	(22,894)	(840,439)
	United Bankshares, Inc.	(6,100)	(204,838)
			(1,748,531)
	Beverages (0.3%)
	Boston Beer Co., Inc. (The) Class A (a)	(11,500)	(2,061,375)
	Monster Beverage Corp. (a)	(2,615)	(353,103)
			(2,414,478)
	Biotechnology (2.7%)
	ACADIA Pharmaceuticals, Inc. (a)	(15,800)	(326,902)
	Advaxis, Inc. (a)	(49,600)	(338,272)
	Agios Pharmaceuticals, Inc. (a)	(34,400)	(1,452,368)
	Akebia Therapeutics, Inc. (a)	(10,700)	(78,431)
	Alder Biopharmaceuticals, Inc. (a)	(14,450)	(349,401)
	Alnylam Pharmaceuticals, Inc. (a)	(18,800)	(1,296,072)
	Amicus Therapeutics, Inc. (a)	(54,000)	(326,160)
	Arrowhead Research Corp. (a)	(87,000)	(302,760)
	Atara Biotherapeutics, Inc. (a)	(20,400)	(369,240)
	Bellicum Pharmaceuticals, Inc. (a)	(24,700)	(279,110)
	Bluebird Bio, Inc. (a)	(33,500)	(1,385,560)
	Celldex Therapeutics, Inc. (a)	(37,200)	(308,760)
	Clovis Oncology, Inc. (a)	(17,000)	(355,640)
	CytRx Corp. (a)	(117,800)	(216,752)
	Epizyme, Inc. (a)	(37,000)	(336,330)
	Esperion Therapeutics, Inc. (a)	(25,500)	(379,440)
	Exact Sciences Corp. (a)	(57,800)	(379,746)
	Exelixis, Inc. (a)	(51,800)	(239,316)
	Geron Corp. (a)	(51,107)	(155,876)
	Heron Therapeutics, Inc. (a)	(16,500)	(346,335)
	Idera Pharmaceuticals, Inc. (a)	(167,100)	(324,174)
	Inovio Pharmaceuticals, Inc. (a)	(29,086)	(194,295)
	Insmed, Inc. (a)	(27,585)	(364,122)
	Intercept Pharmaceuticals, Inc. (a)	(12,700)	(1,349,121)
	Intrexon Corp. (a)	(64,700)	(1,885,358)
	Ionis Pharmaceuticals, Inc. (a)	(29,900)	(1,164,007)
	Juno Therapeutics, Inc. (a)	(46,600)	(1,285,228)
	Karyopharm Therapeutics, Inc. (a)	(30,000)	(186,600)
	Keryx Biopharmaceuticals, Inc. (a)	(110,800)	(391,124)
	Kite Pharma, Inc. (a)	(7,300)	(346,677)
	La Jolla Pharmaceutical Co. (a)	(15,600)	(276,276)
	Lexicon Pharmaceuticals, Inc. (a)	(15,644)	(159,412)
	MannKind Corp. (a)	(414,300)	(413,181)
	Mirati Therapeutics, Inc. (a)	(16,000)	(344,480)
	Northwest Biotherapeutics, Inc. (a)	(12,100)	(25,652)
	OPKO Health, Inc. (a)	(192,600)	(1,548,504)
	Otonomy, Inc. (a)	(21,100)	(314,812)
	OvaScience, Inc. (a)	(45,200)	(255,380)
	PTC Therapeutics, Inc. (a)	(15,400)	(366,828)
	Puma Biotechnology, Inc. (a)	(30,400)	(1,268,896)
	Radius Health, Inc. (a)	(8,400)	(269,052)
	Regulus Therapeutics, Inc. (a)	(60,200)	(347,956)
	Sage Therapeutics, Inc. (a)	(9,500)	(319,010)
	Sorrento Therapeutics, Inc. (a)	(35,200)	(184,800)
	Synergy Pharmaceuticals, Inc. (a)	(90,500)	(339,375)
	Synta Pharmaceuticals Corp. (a)	(210,700)	(51,601)
	TESARO, Inc. (a)	(11,200)	(386,848)
	TG Therapeutics, Inc. (a)	(45,400)	(370,918)
	Ultragenyx Pharmaceutical, Inc. (a)	(4,900)	(275,135)
	Vertex Pharmaceuticals, Inc. (a)	(4,500)	(408,375)
	Zafgen, Inc. (a)	(24,600)	(163,590)
	ZIOPHARM Oncology, Inc. (a)	(38,800)	(192,836)
			(24,996,094)
	Building Products (0.5%)
	Allegion PLC	(19,400)	(1,174,864)
	Fortune Brands Home & Security, Inc.	(4,000)	(194,360)
	Simpson Manufacturing Co., Inc.	(4,700)	(153,361)
	Trex Co., Inc. (a)	(92,300)	(3,466,788)
			(4,989,373)
	Capital Markets (0.0%)‡
	Interactive Brokers Group, Inc. Class A	(3,650)	(117,786)

	Chemicals (0.8%)
	Balchem Corp.	(21,200)	(1,190,168)
	Calgon Carbon Corp.	(11,500)	(186,185)
	Flotek Industries, Inc. (a)	(266,100)	(1,777,548)
	Olin Corp.	(24,132)	(408,796)
	Platform Specialty Products Corp. (a)	(227,300)	(1,734,299)
	Rentech, Inc. (a)	(13,590)	(26,501)
	Senomyx, Inc. (a)	(210,400)	(711,152)
	Tronox, Ltd. Class A	(335,000)	(1,195,950)
			(7,230,599)
	Commercial Services & Supplies (0.5%)
	Mobile Mini, Inc.	(94,670)	(2,453,846)
	MSA Safety, Inc.	(4,900)	(209,720)
	Multi-Color Corp.	(3,500)	(220,605)
	US Ecology, Inc.	(16,800)	(570,696)
	West Corp.	(42,000)	(760,620)
			(4,215,487)
	Communications Equipment (0.5%)
	Applied Optoelectronics, Inc. (a)	(66,700)	(1,091,879)
	Arista Networks, Inc. (a)	(48,500)	(2,911,455)
	Oclaro, Inc. (a)	(55,000)	(190,300)
	Sonus Networks, Inc. (a)	(68,400)	(410,400)
	Ubiquiti Networks, Inc. (a)	(13,500)	(399,735)
			(5,003,769)
	Construction & Engineering (0.4%)
	Argan, Inc.	(7,000)	(210,840)
	Chicago Bridge & Iron Co. N.V.	(49,000)	(1,902,180)
	Primoris Services Corp.	(59,000)	(1,203,010)
	Tutor Perini Corp. (a)	(7,653)	(101,096)
			(3,417,126)
	Consumer Finance (0.6%)
	Credit Acceptance Corp. (a)	(2,524)	(451,695)
	LendingClub Corp. (a)	(294,200)	(2,171,196)
	Navient Corp.	(310,900)	(2,972,204)
			(5,595,095)
	Diversified Consumer Services (0.5%)
	2U, Inc. (a)	(127,700)	(2,578,263)
	Chegg, Inc. (a)	(143,900)	(834,620)
	Sotheby's	(12,500)	(293,625)
	Weight Watchers International, Inc. (a)	(65,000)	(824,850)
			(4,531,358)
	Diversified Financial Services (0.0%)‡
	CBOE Holdings, Inc.	(1,100)	(73,282)

	Diversified Telecommunication Services (0.5%)
	8x8, Inc. (a)	(184,500)	(2,317,320)
	Globalstar, Inc. (a)	(1,375,024)	(1,760,031)
	inContact, Inc. (a)	(93,300)	(807,045)
			(4,884,396)
	Electrical Equipment (0.5%)
	Capstone Turbine Corp. (a)	(35,715)	(50,358)
	Enphase Energy, Inc. (a)	(145,800)	(354,294)
	Fuelcell Energy, Inc. (a)	(152,150)	(810,959)
	Generac Holdings, Inc. (a)	(53,800)	(1,528,996)
	Plug Power, Inc. (a)	(211,815)	(396,094)
	Power Solutions International, Inc. (a)	(66,400)	(793,480)
	SolarCity Corp. (a)	(24,800)	(884,120)
			(4,818,301)
	Electronic Equipment, Instruments & Components (1.4%)
	Cognex Corp.	(76,800)	(2,476,800)
	Control4 Corp. (a)	(153,100)	(1,045,673)
	FARO Technologies, Inc. (a)	(88,500)	(2,271,795)
	IPG Photonics Corp. (a)	(37,979)	(3,069,843)
▪	Knowles Corp. (a)	(259,500)	(3,529,200)
	Maxwell Technologies, Inc. (a)	(72,600)	(506,022)
	Zebra Technologies Corp. Class A (a)	(1,178)	(71,151)
			(12,970,484)
	Energy Equipment & Services (0.2%)
	Atwood Oceanics, Inc.	(63,978)	(392,185)
	Diamond Offshore Drilling, Inc.	(11,200)	(208,208)
	Dril-Quip, Inc. (a)	(3,400)	(199,376)
	Frank's International N.V.	(14,300)	(209,209)
	Hercules Offshore, Inc. (a)	(82)	(76)
	Noble Corp. PLC	(21,800)	(169,822)
	North Atlantic Drilling, Ltd. (a)	(14,212)	(25,723)
	Patterson-UTI Energy, Inc.	(11,163)	(160,524)
	Rowan Cos., PLC Class A	(11,950)	(151,168)
	Unit Corp. (a)	(31,087)	(324,237)
			(1,840,528)
	Food & Staples Retailing (0.2%)
	Sprouts Farmers Market, Inc. (a)	(84,900)	(1,935,720)

	Food Products (0.0%)‡
	B&G Foods, Inc.	(8,800)	(320,496)

	Health Care Equipment & Supplies (1.5%)
	Antares Pharma, Inc. (a)	(721,900)	(887,937)
	Cardiovascular Systems, Inc. (a)	(104,800)	(885,560)
	Cerus Corp. (a)	(568,100)	(3,084,783)
	Endologix, Inc. (a)	(280,200)	(1,997,826)
	GenMark Diagnostics, Inc. (a)	(135,200)	(715,208)
	Insulet Corp. (a)	(13,351)	(442,986)
	LDR Holding Corp. (a)	(22,300)	(409,651)
	Nevro Corp. (a)	(27,400)	(1,693,046)
	Rockwell Medical, Inc. (a)	(46,800)	(292,968)
	Spectranetics Corp. (The) (a)	(221,600)	(2,670,280)
	Unilife Corp. (a)	(164,500)	(147,688)
	Wright Medical Group N.V. (a)	(22,800)	(454,860)
			(13,682,793)
	Health Care Providers & Services (1.8%)
	AAC Holdings, Inc. (a)	(38,500)	(687,610)
	Aceto Corp.	(14,100)	(322,185)
	Adeptus Health, Inc. Class A (a)	(37,900)	(1,788,122)
	BioScrip, Inc. (a)	(452,800)	(810,512)
	BioTelemetry, Inc. (a)	(8,600)	(81,184)
	Brookdale Senior Living, Inc. (a)	(132,100)	(2,150,588)
	Capital Senior Living Corp. (a)	(42,400)	(777,192)
	Envision Healthcare Holdings, Inc. (a)	(26,600)	(587,860)
	ExamWorks Group, Inc. (a)	(70,500)	(1,935,930)
	HealthEquity, Inc. (a)	(87,300)	(1,881,315)
	Patterson Cos., Inc.	(26,400)	(1,120,944)
	Premier, Inc. Class A (a)	(98,500)	(3,146,090)
	VCA, Inc. (a)	(30,600)	(1,568,862)
			(16,858,394)
	Health Care Technology (0.2%)
	athenahealth, Inc. (a)	(3,550)	(503,390)
	Castlight Health, Inc. Class B (a)	(288,400)	(954,604)
	Vocera Communications, Inc. (a)	(6,000)	(86,340)
			(1,544,334)
	Hotels, Restaurants & Leisure (1.7%)
	Dunkin' Brands Group, Inc.	(81,700)	(3,215,712)
	El Pollo Loco Holdings, Inc. (a)	(184,300)	(2,233,716)
	Habit Restaurants, Inc. (The) Class A (a)	(24,500)	(502,985)
	Noodles & Co. (a)	(27,300)	(328,692)
	Popeyes Louisiana Kitchen, Inc. (a)	(11,000)	(677,930)
	Scientific Games Corp. Class A (a)	(370,900)	(2,195,728)
▪	Wynn Resorts, Ltd.	(57,500)	(3,872,050)
	Zoe's Kitchen, Inc. (a)	(100,200)	(2,783,556)
			(15,810,369)
	Household Durables (0.7%)
	Garmin, Ltd.	(33,300)	(1,171,494)
	Hovnanian Enterprises, Inc. Class A (a)	(1,513,000)	(2,330,020)
	LGI Homes, Inc. (a)	(103,500)	(2,272,860)
	William Lyon Homes Class A (a)	(93,484)	(1,015,236)
			(6,789,610)
	Independent Power & Renewable Electricity Producers (0.6%)
	Abengoa Yield PLC	(186,400)	(3,159,480)
	TerraForm Power, Inc. Class A (a)	(236,700)	(2,345,697)
			(5,505,177)
	Insurance (0.8%)
	Ambac Financial Group, Inc. (a)	(210,700)	(2,958,228)
	eHealth, Inc. (a)	(109,500)	(1,148,655)
	Genworth Financial, Inc. Class A (a)	(56,700)	(157,626)
▪	MBIA, Inc. (a)	(530,572)	(3,533,610)
			(7,798,119)
	Internet & Catalog Retail (0.1%)
	Wayfair, Inc. Class A (a)	(17,000)	(768,400)

	Internet Software & Services (0.1%)
	Bazaarvoice, Inc. (a)	(244,500)	(885,090)

	IT Services (0.1%)
	Everi Holdings, Inc. (a)	(14,119)	(39,674)
	Unisys Corp. (a)	(116,700)	(1,145,994)
			(1,185,668)
	Leisure Products (0.1%)
	Hasbro, Inc.	(11,000)	(817,080)

	Life Sciences Tools & Services (0.1%)
	Accelerate Diagnostics, Inc. (a)	(25,400)	(376,174)
	Albany Molecular Research, Inc. (a)	(7,845)	(128,031)
	Fluidigm Corp. (a)	(45,200)	(303,292)
	Luminex Corp. (a)	(6,790)	(130,300)
	Pacific Biosciences of California, Inc. (a)	(37,700)	(403,013)
			(1,340,810)
	Machinery (1.0%)
	CLARCOR, Inc.	(26,900)	(1,260,534)
	Graco, Inc.	(800)	(58,144)
	Lindsay Corp.	(11,000)	(773,740)
	Navistar International Corp. (a)	(374,500)	(2,722,615)
	NN, Inc.	(19,400)	(235,128)
	Proto Labs, Inc. (a)	(39,800)	(2,188,602)
	RBC Bearings, Inc. (a)	(34,300)	(2,035,019)
			(9,273,782)
	Marine (0.1%)
	Golden Ocean Group, Ltd. (a)	(39,100)	(29,055)
	Kirby Corp. (a)	(9,547)	(483,556)
	Navios Maritime Holdings, Inc.	(335,600)	(326,908)
			(839,519)
	Media (1.1%)
	Cumulus Media, Inc. Class A (a)	(12,800)	(3,357)
	Discovery Communications, Inc. Class A (a)	(61,100)	(1,685,749)
	DreamWorks Animation SKG, Inc. Class A (a)	(54,275)	(1,391,611)
	EW Scripps Co. (The) Class A	(16,600)	(315,068)
	Global Eagle Entertainment, Inc. (a)	(158,600)	(1,601,860)
	IMAX Corp. (a)	(93,700)	(2,910,322)
	Tribune Media Co. Class A	(75,800)	(2,497,610)
			(10,405,577)
	Metals & Mining (1.8%)
	AK Steel Holding Corp. (a)	(1,367,600)	(2,789,904)
	Allegheny Technologies, Inc.	(14,779)	(138,627)
	Carpenter Technology Corp.	(55,500)	(1,540,680)
	Cliffs Natural Resources, Inc. (a)	(658,700)	(1,060,507)
	Coeur Mining, Inc. (a)	(84,300)	(186,303)
	Hecla Mining Co.	(1,814,300)	(3,374,598)
	Horsehead Holding Corp. (a)	(199,300)	(51,320)
	Royal Gold, Inc.	(101,165)	(3,013,705)
	Southern Copper Corp.	(47,300)	(1,226,016)
	Stillwater Mining Co. (a)	(27,600)	(180,780)
	Tahoe Resources, Inc.	(370,915)	(2,874,591)
			(16,437,031)
	Multiline Retail (0.1%)
	Dollar Tree, Inc. (a)	(800)	(65,056)
	Sears Holdings Corp. (a)	(33,600)	(569,520)
	Tuesday Morning Corp. (a)	(95,300)	(530,821)
			(1,165,397)
	Oil, Gas & Consumable Fuels (1.0%)
	Antero Resources Corp. (a)	(53,000)	(1,440,010)
	Clean Energy Fuels Corp. (a)	(507,500)	(1,360,100)
	Cobalt International Energy, Inc. (a)	(228,942)	(867,690)
	Frontline Ltd.	(71,000)	(154,780)
	GasLog, Ltd.	(95,500)	(713,385)
	Golar LNG, Ltd.	(46,700)	(869,554)
	Memorial Resource Development Corp. (a)	(80,000)	(1,272,800)
	Peabody Energy Corp.	(86,012)	(382,756)
	Range Resources Corp.	(43,100)	(1,274,036)
	Rice Energy, Inc. (a)	(22,700)	(264,909)
	Teekay Corp.	(71,400)	(489,090)
			(9,089,110)
	Paper & Forest Products (0.1%)
	Louisiana-Pacific Corp. (a)	(37,955)	(596,653)

	Personal Products (0.0%)‡
	Elizabeth Arden, Inc. (a)	(49,356)	(394,848)

	Pharmaceuticals (0.5%)
	Aerie Pharmaceuticals, Inc. (a)	(23,200)	(383,728)
	Ampio Pharmaceuticals, Inc. (a)	(17,097)	(40,691)
	Aratana Therapeutics, Inc. (a)	(78,900)	(265,893)
	BioDelivery Sciences International, Inc. (a)	(83,500)	(338,175)
	Cempra, Inc. (a)	(18,100)	(311,863)
	Dermira, Inc. (a)	(6,200)	(173,600)
	Innoviva, Inc.	(46,400)	(464,928)
	Intra-Cellular Therapies, Inc. (a)	(10,300)	(381,924)
	Omeros Corp. (a)	(41,300)	(445,627)
	Pacira Pharmaceuticals, Inc. (a)	(2,800)	(166,376)
	Relypsa, Inc. (a)	(20,000)	(376,800)
	Repros Therapeutics, Inc. (a)	(42,900)	(44,187)
	Revance Therapeutics, Inc. (a)	(15,200)	(315,096)
	Tetraphase Pharmaceuticals, Inc. (a)	(43,300)	(235,552)
	TherapeuticsMD, Inc. (a)	(56,300)	(402,545)
			(4,346,985)
	Professional Services (0.5%)
	Acacia Research Corp.	(369,900)	(1,383,426)
	Advisory Board Co. (The) (a)	(39,700)	(1,817,069)
	Exponent, Inc.	(14,600)	(749,126)
	WageWorks, Inc. (a)	(13,600)	(608,464)
			(4,558,085)
	Real Estate Investment Trusts (0.3%)
	Altisource Residential Corp.	(28,000)	(278,600)
	New York Mortgage Trust, Inc.	(100,800)	(487,872)
	PennyMac Mortgage Investment Trust	(62,200)	(842,810)
	Redwood Trust, Inc.	(105,600)	(1,137,312)
			(2,746,594)
	Real Estate Management & Development (0.4%)
	Howard Hughes Corp. (The) (a)	(15,800)	(1,501,474)
	St. Joe Co. (The) (a)	(143,400)	(2,281,494)
			(3,782,968)
	Road & Rail (0.0%)‡
	Heartland Express, Inc.	(22,200)	(380,730)

	Semiconductors & Semiconductor Equipment (0.5%)
	Cypress Semiconductor Corp. (a)	(311,800)	(2,450,748)
	SunPower Corp. (a)	(99,300)	(2,526,192)
			(4,976,940)
	Software (0.0%)‡
	Autodesk, Inc. (a)	(5,900)	(276,238)
	Digimarc Corp. (a)	(3,300)	(118,074)
			(394,312)
	Specialty Retail (1.2%)
	Aeropostale, Inc. (a)	(272,400)	(70,824)
	bebe stores, inc.	(162,100)	(62,603)
	Boot Barn Holdings, Inc. (a)	(54,200)	(329,536)
	CarMax, Inc. (a)	(7,600)	(335,768)
	Conn's, Inc. (a)	(79,100)	(974,512)
	Container Store Group, Inc. (The) (a)	(105,400)	(455,328)
▪	Five Below, Inc. (a)	(99,406)	(3,502,073)
	Francesca's Holdings Corp. (a)	(57,100)	(1,040,933)
	MarineMax, Inc. (a)	(121,500)	(2,054,565)
	Mattress Firm Holding Corp. (a)	(39,000)	(1,423,500)
	Monro Muffler Brake, Inc.	(7,100)	(466,825)
	Restoration Hardware Holdings, Inc. (a)	(12,800)	(788,736)
			(11,505,203)
	Technology Hardware, Storage & Peripherals (0.8%)
	3D Systems Corp. (a)	(377,900)	(3,026,979)
	Nimble Storage, Inc. (a)	(259,400)	(1,704,258)
	Stratasys, Ltd. (a)	(148,800)	(2,425,440)
	Violin Memory, Inc. (a)	(383,200)	(341,048)
			(7,497,725)
	Textiles, Apparel & Luxury Goods (1.0%)
	Crocs, Inc. (a)	(84,300)	(776,403)
	Iconix Brand Group, Inc. (a)	(444,400)	(2,950,816)
▪	Lululemon Athletica, Inc. (a)	(61,400)	(3,811,098)
	Tumi Holdings, Inc. (a)	(98,400)	(1,701,336)
			(9,239,653)
	Thrifts & Mortgage Finance (0.1%)
	Nationstar Mortgage Holdings, Inc. (a)	(89,700)	(905,970)
	Ocwen Financial Corp. (a)	(76,800)	(415,488)
			(1,321,458)
	Trading Companies & Distributors (0.5%)
	Air Lease Corp.	(38,500)	(991,760)
	Aircastle, Ltd.	(104,500)	(1,794,265)
	Beacon Roofing Supply, Inc. (a)	(4,282)	(173,421)
	TAL International Group, Inc. (a)	(25,400)	(286,512)
	Textainer Group Holdings, Ltd.	(143,000)	(1,522,950)
			(4,768,908)
	Transportation Infrastructure (0.3%)
	Macquarie Infrastructure Corp.	(39,900)	(2,675,694)
	Wesco Aircraft Holdings, Inc. (a)	(29,400)	(331,926)
			(3,007,620)
	Total Common Stocks Sold Short (Proceeds $383,660,697)		(286,062,137)

		Number of Warrants	Value
	Warrants Sold Short (0.0%)‡
	Energy Equipment & Services (0.0%)‡
	Hercules Offshore, Inc. (a)(d)(e)	(662)	(14)

	Oil, Gas & Consumable Fuels (0.0%)‡
	Magnum Hunter Resources Corp. (a)(d)(e)	(31,660)	(3)

	Total Warrants Sold Short (Proceeds $0)		(17)

	Total Investment Sold Short (Proceeds $383,660,697)	(30.5)%	(286,062,154)

	Total Investments, Net of Investments Sold Short (Cost $850,767,444)	100.3	939,712,148
	Other Assets, Less Liabilities	(0.3)	(2,573,632)
	Net Assets	100.0%	$937,138,516

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
▪	Among the Fund’s 5 largest short positions as of January 31, 2016. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2016, the total market value of fair valued security was $(17), which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Illiquid security - As of January 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(17), which represented less than one-tenth of a percent of the Fund’s net assets.
(f)	As of January 31, 2016, cost was $1,240,694,724 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$71,757,688
Gross unrealized depreciation	(86,678,110)
Net unrealized depreciation	$(14,920,422)

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,202,831,800	$—	$—	$1,202,831,800
Exchange-Traded Fund	17,331,009	—	—	17,331,009
Short-Term Investment
Repurchase Agreement	—	5,611,493	—	5,611,493
Total Investments in Securities	$1,220,162,809	$5,611,493	$—	$1,225,774,302

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(286,062,137)	$—	$—	$(286,062,137)
Warrants Sold Short	—	(17)	—	(17)
Total Investments in Securities Sold Short	$(286,062,137)	$(17)	$—	$(286,062,154)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Small Cap Fund

Portfolio of Investments January 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 95.4% †
	Aerospace & Defense 2.9%
	Curtiss-Wright Corp.	75,520	$5,210,880
	Hexcel Corp.	242,325	10,027,409
			15,238,289
	Auto Components 0.7%
	Visteon Corp.	52,600	3,517,888

	Banks 13.3%
¤	Bank of Hawaii Corp.	185,600	11,123,008
¤	BankUnited, Inc.	325,660	10,974,742
¤	CVB Financial Corp.	689,092	10,549,999
	Flushing Financial Corp.	365,050	8,031,100
	Glacier Bancorp, Inc.	375,530	8,858,753
	Investors Bancorp, Inc.	564,806	6,602,582
	LegacyTexas Financial Group, Inc.	342,170	6,682,580
	Texas Capital Bancshares, Inc. (a)	193,940	6,923,658
			69,746,422
	Building Products 1.5%
	Armstrong World Industries, Inc. (a)	198,730	7,686,876

	Capital Markets 3.5%
	Diamond Hill Investment Group, Inc.	45,400	7,674,870
	Pzena Investment Management, Inc. Class A	383,686	2,954,382
	Waddell & Reed Financial, Inc. Class A	279,975	7,682,514
			18,311,766
	Chemicals 1.3%
	Chemtura Corp. (a)	92,600	2,429,824
	Flotek Industries, Inc. (a)	190,620	1,273,342
	Innophos Holdings, Inc.	122,950	3,283,994
			6,987,160
	Commercial Services & Supplies 1.0%
	Waste Connections, Inc.	84,295	5,055,171

	Communications Equipment 4.0%
	Harmonic, Inc. (a)	1,448,435	4,779,836
	NetScout Systems, Inc. (a)	348,762	7,515,821
	Ubiquiti Networks, Inc. (a)	298,358	8,834,380
			21,130,037
	Construction Materials 0.5%
	United States Lime & Minerals, Inc.	43,300	2,380,201

	Containers & Packaging 1.6%
	Silgan Holdings, Inc.	153,910	8,137,222

	Diversified Consumer Services 2.0%
¤	Service Corp. International	435,200	10,527,488

	Diversified Financial Services 1.8%
	CBOE Holdings, Inc.	60,830	4,052,494
	Morningstar, Inc.	67,170	5,401,140
			9,453,634
	Diversified Telecommunication Services 1.0%
	Lumos Networks Corp. (a)	454,715	5,265,600

	Electric Utilities 2.4%
	Great Plains Energy, Inc.	258,550	7,208,374
	Westar Energy, Inc.	128,350	5,590,926
			12,799,300
	Electronic Equipment, Instruments & Components 3.3%
	National Instruments Corp.	191,534	5,458,719
¤	Universal Display Corp. (a)	245,904	12,073,886
			17,532,605
	Energy Equipment & Services 1.2%
	Dril-Quip, Inc. (a)	61,600	3,612,224
	Oil States International, Inc. (a)	86,370	2,438,225
			6,050,449
	Food & Staples Retailing 1.6%
	United Natural Foods, Inc. (a)	236,905	8,296,413

	Food Products 1.4%
	B&G Foods, Inc.	205,900	7,498,878

	Health Care Equipment & Supplies 3.6%
	Greatbatch, Inc. (a)	161,500	6,235,515
	Integra LifeSciences Holdings Corp. (a)	92,352	5,675,030
	Wright Medical Group N.V. (a)	356,408	7,110,340
			19,020,885
	Health Care Providers & Services 5.7%
¤	Air Methods Corp. (a)	284,781	11,089,372
	U.S. Physical Therapy, Inc.	172,769	8,837,135
	WellCare Health Plans, Inc. (a)	130,835	9,940,843
			29,867,350
	Hotels, Restaurants & Leisure 4.1%
¤	Brinker International, Inc.	260,965	12,980,399
	Cracker Barrel Old Country Store, Inc.	67,000	8,792,410
			21,772,809
	Household Durables 1.1%
	M/I Homes, Inc. (a)	320,160	5,737,267

	Internet Software & Services 0.9%
	Monster Worldwide, Inc. (a)	920,504	4,593,315

	IT Services 2.0%
	EVERTEC, Inc.	384,580	5,284,129
	Forrester Research, Inc.	169,362	5,414,503
			10,698,632
	Life Sciences Tools & Services 1.5%
	Bio-Rad Laboratories, Inc. Class A (a)	62,120	7,927,133

	Machinery 7.1%
¤	John Bean Technologies Corp.	228,900	10,485,909
	Mueller Industries, Inc.	335,650	8,542,293
	Mueller Water Products, Inc. Class A	688,800	5,655,048
¤	Woodward, Inc.	276,780	12,784,468
			37,467,718
	Multi-Utilities 2.0%
¤	Vectren Corp.	255,480	10,689,283

	Paper & Forest Products 1.0%
	KapStone Paper & Packaging Corp.	340,545	5,033,255

	Pharmaceuticals 0.5%
	Lannett Co., Inc. (a)	101,593	2,591,638

	Real Estate Investment Trusts 4.9%
	Blackstone Mortgage Trust, Inc. Class A	249,000	6,170,220
	CubeSmart	259,600	8,122,884
	Kite Realty Group Trust	230,010	6,095,265
	Northstar Realty Europe Corp.	412,483	3,893,840
	Northstar Realty Finance Corp.	125,800	1,493,246
			25,775,455
	Road & Rail 2.5%
	Genesee & Wyoming, Inc. Class A (a)	105,290	5,220,278
	Werner Enterprises, Inc.	325,050	7,849,958
			13,070,236
	Semiconductors & Semiconductor Equipment 2.3%
	CEVA, Inc. (a)	327,571	7,583,269
	Cypress Semiconductor Corp. (a)	578,710	4,548,660
			12,131,929
	Software 4.2%
	CommVault Systems, Inc. (a)	232,700	8,730,904
	PTC, Inc. (a)	240,835	7,131,124
	Rovi Corp. (a)	322,280	6,271,569
			22,133,597
	Specialty Retail 3.1%
	Caleres, Inc.	294,645	7,920,058
	Hibbett Sports, Inc. (a)	265,160	8,527,545
			16,447,603
	Textiles, Apparel & Luxury Goods 3.7%
	Fossil Group, Inc. (a)	117,550	3,832,130
	Movado Group, Inc.	315,686	8,113,130
	Steven Madden, Ltd. (a)	227,640	7,350,496
			19,295,756
	Thrifts & Mortgage Finance 0.2%
	TrustCo Bank Corp.	143,619	789,909

	Total Common Stocks (Cost $475,369,195)		500,659,169

		Principal Amount
	Short-Term Investment 5.1%
	Repurchase Agreement 5.1%
	Fixed Income Clearing Corp. 0.03%, dated 1/29/16 due 2/1/16 Proceeds at Maturity $26,981,131 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 7/31/19, with a Principal Amount of $26,840,000 and a Market Value of $27,525,413)	$26,981,064	26,981,064

	Total Short-Term Investment (Cost $26,981,064)		26,981,064

	Total Investments (Cost $502,350,259) (b)	100.5%	527,640,233
	Other Assets, Less Liabilities	(0.5)	(2,680,153)
	Net Assets	100.0%	$524,960,080

¤	Among the Fund's 10 largest holdings, as of January 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2016, cost was $502,273,993 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$75,942,108
Gross unrealized depreciation	(50,575,868)
Net unrealized appreciation	$25,366,240

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$500,659,169	$—	$—	$500,659,169
Short-Term Investment
Repurchase Agreement	—	26,981,064	—	26,981,064
Total Investments in Securities	$500,659,169	$26,981,064	$—	$527,640,233

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund’s securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of January 31, 2016, the aggregate value by input level of each Fund’s assets and liabilities is included at the end of each Fund’s respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2016, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of January 31, 2016, certain foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of each method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2016, the Floating Rate, High Yield Opportunities and Short Duration High Yield Funds held Level 3 securities with values of $66,645,117, $168,768 and $1,693,970, respectively, that were valued by utilizing significant unobservable inputs.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of January 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of January 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	March 30, 2016

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	March 30, 2016